UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2012

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.8%
Financials - 22.8%
Capital Markets - 2.3%
Deutsche Bank AG	422,500	$15,249,392
Macquarie Group Ltd.	896,297	24,203,490
UBS AG (a)	3,369,157	39,426,457

		78,879,339

Commercial Banks - 9.2%
Australia & New Zealand Banking Group Ltd.	150,230	3,422,253
Banco Bilbao Vizcaya Argentaria SA	2,562,423	18,299,166
Banco do Brasil SA	846,500	8,231,090
Banco Santander SA	2,754,981	18,224,892
Barclays PLC	5,199,480	13,285,975
BNP Paribas SA	471,848	18,191,949
HSBC Holdings PLC	7,606,220	67,024,790
Intesa Sanpaolo SpA	9,331,330	13,280,780
Itau Unibanco Holding SA (ADR)	546,220	7,603,382
KB Financial Group, Inc. (ADR)	234,960	7,680,842
Lloyds Banking Group PLC (a)	28,156,080	13,754,503
Mitsubishi UFJ Financial Group, Inc.	6,078,600	29,121,814
National Australia Bank Ltd.	1,177,081	28,670,841
National Bank of Canada	150,630	10,766,472
Royal Bank of Scotland Group PLC (a)	10,985	37,211
Societe Generale SA (a)	735,264	17,241,631
Sumitomo Mitsui Financial Group, Inc.	889,400	29,381,252
Westpac Banking Corp.	422,600	9,227,984

		313,446,827

Diversified Financial Services - 2.0%
IG Group Holdings PLC	4,272,320	32,111,352
ING Groep NV (a)	3,624,710	24,300,403
ORIX Corp.	141,010	13,141,535

		69,553,290

Insurance - 6.4%
Admiral Group PLC	2,709,759	50,548,442
Aegon NV	2,840,596	13,173,502
AIA Group Ltd.	16,684,000	57,627,488
Allianz SE	148,900	14,977,073
Aviva PLC	2,737,150	11,720,342
Muenchener Rueckversicherungs AG	134,830	19,025,055
Prudential PLC	3,016,170	34,972,547
Suncorp Group Ltd.	1,877,130	15,685,419

		217,729,868

Real Estate Management & Development - 2.9%
Daito Trust Construction Co., Ltd.	265,200	25,138,852
Hang Lung Group Ltd.	861,200	5,324,941
Hang Lung Properties Ltd.	17,203,000	58,844,893
New World Development Co., Ltd.	6,869,031	8,085,172

		97,393,858

		777,003,182

Company	Shares	U.S. $ Value
Consumer Discretionary - 15.8%
Auto Components - 1.2%
Cie Generale des Etablissements Michelin-Class B	130,070	8,509,996
GKN PLC	5,173,230	14,667,021
Magna International, Inc.-Class A	294,830	11,644,352
NGK Spark Plug Co., Ltd.	271,000	3,579,491
Sumitomo Rubber Industries Ltd.	137,500	1,790,929

		40,191,789

Automobiles - 3.0%
Bayerische Motoren Werke AG	171,060	12,379,244
Honda Motor Co., Ltd.	379,700	13,249,834
Mazda Motor Corp. (a)	8,768,000	11,939,840
Nissan Motor Co., Ltd.	2,838,700	26,955,531
Renault SA	318,740	12,728,091
Volkswagen AG (Preference Shares)	159,380	25,250,226

		102,502,766

Distributors - 2.0%
Jardine Cycle & Carriage Ltd.	124,000	4,570,157
Li & Fung Ltd.	33,210,000	64,216,080

		68,786,237

Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	648,500	8,265,671
Estacio Participacoes SA	353,800	4,280,478

		12,546,149

Hotels, Restaurants & Leisure - 1.9%
Domino’s Pizza Group PLC	180,943	1,459,004
Sands China Ltd.	7,974,000	25,652,551
Shangri-La Asia Ltd.	6,235,666	11,912,772
Sodexo	337,780	26,300,550

		65,324,877

Household Durables - 1.0%
MRV Engenharia e Participacoes SA	1,377,200	6,376,878
Sharp Corp./Japan	3,468,000	17,669,259
Sony Corp.	586,900	8,392,231

		32,438,368

Internet & Catalog Retail - 0.2%
Rakuten, Inc.	803,000	8,301,945

Leisure Equipment & Products - 0.2%
Namco Bandai Holdings, Inc.	392,500	5,382,607

Media - 0.3%
Fairfax Media Ltd.	6,857,360	3,933,563
Informa PLC	911,530	5,439,062

		9,372,625

Multiline Retail - 0.9%
Don Quijote Co., Ltd.	619,600	21,339,133
Golden Eagle Retail Group Ltd.	5,058,000	10,412,385

		31,751,518

Company	Shares	U.S. $ Value
Specialty Retail - 3.3%
Belle International Holdings Ltd.	9,993,000	17,145,691
L’Occitane International SA	436,250	1,210,722
Nitori Holdings Co., Ltd.	504,550	47,709,679
Shimamura Co., Ltd.	74,700	8,631,980
Yamada Denki Co., Ltd.	765,110	39,172,380

		113,870,452

Textiles, Apparel & Luxury Goods - 1.4%
Cie Financiere Richemont SA	605,069	33,224,192
LVMH Moet Hennessy Louis Vuitton SA	80,725	12,285,514
Yue Yuen Industrial Holdings Ltd.	692,000	2,157,710

		47,667,416

		538,136,749

Industrials - 13.0%
Aerospace & Defense - 0.6%
Saab AB	264,970	4,503,978
Safran SA	419,030	15,561,272

		20,065,250

Air Freight & Logistics - 1.2%
Kuehne & Nagel International AG	399,123	42,284,335

Airlines - 0.1%
Cathay Pacific Airways Ltd.	2,244,000	3,643,894

Building Products - 0.5%
Asahi Glass Co., Ltd.	2,325,000	15,684,913

Commercial Services & Supplies - 1.4%
Edenred	283,060	8,024,558
Serco Group PLC	4,922,842	41,342,203

		49,366,761

Construction & Engineering - 0.6%
Bouygues SA	814,689	21,861,038

Electrical Equipment - 0.5%
Sumitomo Electric Industries Ltd.	1,277,700	15,921,262

Industrial Conglomerates - 1.6%
Cookson Group PLC	763,930	7,068,938
Jardine Matheson Holdings Ltd.	96,800	4,715,156
Keppel Corp., Ltd.	5,420,400	44,406,694

		56,190,788

Machinery - 0.1%
IHI Corp.	1,741,000	3,723,978

Professional Services - 5.0%
Bureau Veritas SA	413,479	36,783,297
Capita PLC	6,241,909	64,139,518
Hays PLC	12,300,010	14,205,515
Intertek Group PLC	1,302,720	54,578,559

		169,706,889

Company	Shares	U.S. $ Value
Road & Rail - 0.7%
DSV A/S	428,248	8,491,303
East Japan Railway Co.	76,900	4,828,644
Localiza Rent a Car SA	600,400	9,072,512

		22,392,459

Trading Companies & Distributors - 0.7%
Mitsubishi Corp.	600,600	12,140,698
Mitsui & Co., Ltd.	682,500	10,141,843

		22,282,541

		443,124,108

Energy - 12.2%
Energy Equipment & Services - 2.3%
AMEC PLC	1,333,800	21,026,610
Saipem SpA	203,220	9,050,259
Seadrill Ltd.	371,475	13,248,831
Technip SA	342,200	35,662,691

		78,988,391

Oil, Gas & Consumable Fuels - 9.9%
Afren PLC (a)	5,495,477	8,933,158
BG Group PLC	2,424,363	49,630,288
BP PLC	9,513,050	63,530,034
China Petroleum & Chemical Corp.-Class H	6,546,000	5,850,333
ENI SpA	1,144,990	24,325,474
Gazprom OAO (Sponsored ADR) (a)	922,840	8,766,980
JX Holdings, Inc.	2,947,700	15,192,474
LUKOIL OAO (London) (Sponsored ADR) (a)	101,910	5,715,113
Nexen, Inc. (Toronto)	873,695	14,794,718
NovaTek OAO (Sponsored GDR) (b)	33,150	3,539,685
Petroleo Brasileiro SA (Sponsored ADR)	553,270	10,036,318
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,551,489	52,363,772
Suncor Energy, Inc. (New York)	1,477,760	42,781,152
Total SA	742,110	33,401,534

		338,861,033

		417,849,424

Consumer Staples - 10.0%
Beverages - 0.7%
Asahi Group Holdings Ltd.	1,031,900	22,169,683

Food & Staples Retailing - 3.4%
Delhaize Group SA	226,868	8,310,588
Jeronimo Martins SGPS SA	1,567,394	26,499,571
Koninklijke Ahold NV	1,481,580	18,352,768
Olam International Ltd.	31,742,273	45,973,787
Sugi Holdings Co., Ltd.	476,200	15,622,616

		114,759,330

Food Products - 1.5%
Nestle SA	270,230	16,126,751
Unilever PLC	1,083,239	36,368,390

		52,495,141

Company	Shares	U.S. $ Value
Household Products - 0.9%
Reckitt Benckiser Group PLC	602,028	31,821,381

Personal Products - 0.2%
Natura Cosmeticos SA	253,300	5,927,359

Tobacco - 3.3%
British American Tobacco PLC	1,354,643	68,870,040
Imperial Tobacco Group PLC	509,810	19,642,088
Japan Tobacco, Inc.	852,800	25,264,746

		113,776,874

		340,949,768

Telecommunication Services - 5.4%
Diversified Telecommunication Services - 3.5%
Nippon Telegraph & Telephone Corp.	1,075,900	50,169,763
Telecom Italia SpA (ordinary shares)	21,932,913	21,672,811
Telecom Italia SpA (savings shares)	11,715,800	9,494,103
Telenor ASA	938,190	15,684,934
Telstra Corp., Ltd.	1,092,320	4,138,708
Vivendi SA	851,260	15,817,149

		116,977,468

Wireless Telecommunication Services - 1.9%
NTT DoCoMo, Inc.	16,256	27,050,012
Vodafone Group PLC	13,668,820	38,419,714

		65,469,726

		182,447,194

Health Care - 5.1%
Life Sciences Tools & Services - 0.4%
Eurofins Scientific	125,769	15,618,267

Pharmaceuticals - 4.7%
AstraZeneca PLC	1,168,890	52,234,949
GlaxoSmithKline PLC	1,031,910	23,438,838
Novartis AG	567,200	31,712,897
Otsuka Holdings Co., Ltd.	719,200	22,076,000
Roche Holding AG	175,140	30,252,443

		159,715,127

		175,333,394

Materials - 4.9%
Chemicals - 2.4%
Agrium, Inc. (Toronto)	192,907	17,096,551
Air Water, Inc.	419,000	5,080,322
DIC Corp.	1,186,000	2,313,258
Filtrona PLC	2,174,643	16,311,822
Incitec Pivot Ltd.	337,316	996,544
Koninklijke DSM NV	521,988	25,733,718
Orica Ltd.	389,870	9,930,674
Ube Industries Ltd./Japan	1,811,000	4,212,366

		81,675,255

Company	Shares	U.S. $ Value
Construction Materials - 0.2%
Taiheiyo Cement Corp.	3,502,000	8,041,407

Metals & Mining - 2.3%
Anglo American PLC	399,000	13,113,274
Dowa Holdings Co., Ltd.	778,000	4,824,553
Exxaro Resources Ltd.	193,980	4,529,729
Goldcorp, Inc.	162,440	6,115,632
KGHM Polska Miedz SA	142,720	6,246,086
OneSteel Ltd.	2,436,560	2,197,306
Rio Tinto PLC	545,820	25,939,366
Vale SA (Sponsored ADR) (Local Preference Shares)	513,760	10,023,458
Xstrata PLC	428,090	5,382,550

		78,371,954

		168,088,616

Information Technology - 4.7%
Computers & Peripherals - 0.5%
Fujitsu Ltd.	3,383,000	16,190,065

Electronic Equipment, Instruments & Components - 0.3%
AU Optronics Corp. (Sponsored ADR)	1,033,690	4,155,434
LG Display Co., Ltd. (ADR) (a)	766,820	7,246,449

		11,401,883

Internet Software & Services - 1.7%
Baidu, Inc. (Sponsored ADR) (a)	219,670	25,257,657
Telecity Group PLC (a)	2,728,525	34,387,855

		59,645,512

Office Electronics - 0.4%
Konica Minolta Holdings, Inc.	1,635,500	12,884,390

Semiconductors & Semiconductor Equipment - 1.1%
Advanced Semiconductor Engineering, Inc. (ADR)	1,283,450	5,223,641
GCL-Poly Energy Holdings Ltd.	13,541,000	3,011,270
Samsung Electronics Co., Ltd. (GDR) (b)	33,400	10,939,836
Samsung Electronics Co., Ltd. (GDR) (London) (b)	25,600	13,686,732
Sumco Corp. (a)	643,500	5,853,683

		38,715,162

Software - 0.7%
Aveva Group PLC	368,729	9,414,216
Nintendo Co., Ltd.	45,400	5,301,856
Temenos Group AG (a)	504,955	8,348,798

		23,064,870

		161,901,882

Utilities - 1.9%
Electric Utilities - 0.9%
E.ON AG	906,830	19,595,792
EDP-Energias de Portugal SA	4,483,900	10,607,149

		30,202,941

Company	Shares	U.S. $ Value
Independent Power Producers & Energy Traders - 0.6%
APR Energy PLC	1,726,196	18,383,690

Multi-Utilities - 0.4%
National Grid PLC	1,408,980	14,932,417

		63,519,048

Total Common Stocks (cost $3,454,371,399)		3,268,353,365

WARRANTS - 1.4%
Financials - 0.9%
Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(b)	1,756,730	20,624,537

Consumer Finance - 0.3%
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(b)	1,061,060	10,111,690

		30,736,227

Information Technology - 0.3%
IT Services - 0.3%
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	439,534	10,095,876

Materials - 0.1%
Chemicals - 0.1%
OCI Co., Ltd., Macquarie Bank Ltd., expiring 1/30/15 (a)	21,020	4,137,579

Consumer Staples - 0.1%
Tobacco - 0.1%
KT&G Corp., Macquarie Bank Ltd., expiring 1/30/15 (a)	14,295	1,013,228

Total Warrants (cost $52,656,455)		45,982,910

	Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Options on Equity Indices - 0.2%
STOXX Europe Mid 200 Index Expiration: Dec 2012, Exercise Price: EUR 225.00 (a) (c) (cost $11,267,107)	550,200	7,102,032

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreements - 2.2%
State Street Bank & Trust Co. 0.01%, dated 6/29/12 due 7/2/12 in the amount of $76,567,703 (collateralized by $67,100,000 Federal National Mortgage Association and Federal Home Loan Mortgage Corp., 2.5% to 5.0%, due 3/15/16 to 5/27/16, value $78,100,974) (cost $76,567,639)	76,568	76,567,639

Total Investments - 99.6% (cost $3,594,862,600) (d)		3,398,005,946
Other assets less liabilities - 0.4%		14,373,791

Net Assets - 100.0%		$3,412,379,737

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Japanese Yen settling 7/13/12	28,116,656	$354,978,120	$351,794,177	$(3,183,943)
Norwegian Krone settling 7/13/12	741,955	127,786,236	124,681,995	(3,104,241)
Swedish Krona settling 7/13/12	1,300,073	191,242,610	187,871,602	(3,371,008)
Citibank NA:
Great British Pound settling 7/13/12	53,610	86,733,172	83,959,285	(2,773,887)
Swiss Franc settling 7/13/12	118,917	131,957,722	125,316,425	(6,641,297)
Credit Suisse London Branch (GFX):
Australian Dollar settling 7/13/12	177,243	180,351,842	181,236,264	884,422
Swiss Franc settling 7/13/12	24,889	26,022,270	26,228,382	206,112
Deutsche Bank AG London:
Great British Pound settling 7/13/12	70,730	111,831,203	110,771,129	(1,060,074)
New Zealand Dollar settling 7/13/12	42,035	34,134,942	33,624,790	(510,152)
Goldman Sachs International:
Australian Dollar settling 7/13/12	37,773	39,757,216	38,624,022	(1,133,194)
Japanese Yen settling 10/15/12	5,971,294	75,585,043	74,811,399	(773,644)
Royal Bank of Canada:
Canadian Dollar settling 7/13/12	12,247	12,381,838	12,026,641	(355,197)
Norwegian Krone settling 7/13/12	277,136	49,168,624	46,571,381	(2,597,243)
Royal Bank of Scotland PLC:
Japanese Yen settling 7/13/12	7,500,011	93,906,257	93,839,759	(66,498)
UBS AG:
Norwegian Krone settling 7/13/12	93,452	16,344,334	15,704,162	(640,172)
Swiss Franc settling 7/13/12	25,632	28,151,596	27,011,366	(1,140,230)
Westpac Banking Corp.:
New Zealand Dollar settling 7/13/12	56,764	46,292,404	45,406,865	(885,539)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC Wholesale:
New Zealand Dollar settling 7/13/12	71,280	$56,502,017	$57,018,558	$(516,541)
Credit Suisse London Branch (GFX):
Euro settling 7/13/12	20,639	25,960,147	26,120,702	(160,555)
Norwegian Krone settling 7/13/12	90,913	14,915,591	15,277,496	(361,905)
Swiss Franc settling 7/13/12	160,942	170,271,465	169,602,967	668,498
Deutsche Bank AG London:
Australian Dollar settling 7/13/12	7,370	7,524,402	7,536,046	(11,644)
Euro settling 10/15/12	116,349	145,517,694	147,394,538	(1,876,844)
Japanese Yen settling 7/13/12	1,169,485	14,432,741	14,632,537	(199,796)
Goldman Sachs International:
Australian Dollar settling 7/13/12	259,099	259,669,672	264,936,470	(5,266,798)
Norwegian Krone settling 7/13/12	53,721	9,329,721	9,027,557	302,164
Swedish Krona settling 7/13/12	63,097	9,310,489	9,118,053	192,436
HSBC Bank USA:
Great British Pound settling 7/13/12	93,231	147,616,372	146,010,224	1,606,148
Royal Bank of Canada:
Canadian Dollar settling 7/13/12	111,243	110,655,420	109,241,416	1,414,004
Swedish Krona settling 7/13/12	95,992	13,293,781	13,871,660	(577,879)
Royal Bank of Scotland PLC:
Japanese Yen settling 7/13/12	34,447,182	422,433,691	431,001,398	(8,567,707)
Standard Chartered Bank:
Australian Dollar settling 10/15/12	31,203	30,507,173	31,638,648	(1,131,475)
State Street Bank and Trust Co.:
Swiss Franc settling 7/13/12	8,496	9,301,205	8,953,205	348,000
UBS AG:
Australian Dollar settling 7/13/12	10,106	10,393,718	10,333,687	60,031
Euro settling 7/13/12	91,585	120,002,452	115,909,902	4,092,550
Westpac Banking Corp.:
New Zealand Dollar settling 7/13/12	27,519	20,993,970	22,013,099	(1,019,129)

				$(38,152,227)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	U.S. $ Value
STOXX Europe Mid 200 Index (c) (premium received $4,512,397)	550,200	EUR	190.00	December 2012	$(2,436,972)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate market value of these securities amounted to $58,902,480 or 1.7% of net assets.
(c)	One contract relates to 50 shares.
(d)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $216,123,011 and gross unrealized depreciation of investments was $(412,979,665), resulting in net unrealized depreciation of $(196,856,654).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

COUNTRY BREAKDOWN*

31.0%	United Kingdom
18.5%	Japan
8.4%	France
7.8%	Hong Kong
6.1%	Switzerland
3.4%	Germany
3.1%	Canada
3.1%	Australia
2.9%	Singapore
2.5%	Netherlands
2.3%	Italy
2.1%	Brazil
1.4%	South Korea
1.3%	China
6.1%	Other

100.0%	Total Investments

*	All data are as of June 30, 2012. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Belgium, Denmark, India, Luxembourg, Norway, Poland, Portugal, Russia, South Africa, Spain, Sweden and Taiwan.

Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks
Financials	$26,678,404		$750,324,778		– 0	–	$777,003,182
Consumer Discretionary	30,567,379		507,569,370		– 0	–	538,136,749
Industrials	9,072,512		434,051,596		– 0	–	443,124,108
Energy	57,575,870		360,273,554		– 0	–	417,849,424
Consumer Staples	5,927,359		335,022,409		– 0	–	340,949,768
Telecommunication Services	– 0	–	182,447,194		– 0	–	182,447,194
Health Care	– 0	–	175,333,394		– 0	–	175,333,394
Materials	23,212,183		144,876,433		– 0	–	168,088,616
Information Technology	43,571,861		118,330,021		– 0	–	161,901,882
Utilities	18,383,690		45,135,358		– 0	–	63,519,048
Warrants	– 0	–	– 0	–	45,982,910		45,982,910
Options Purchased - Puts	– 0	–	7,102,032		– 0	–	7,102,032
Short-Term Investments	– 0	–	76,567,639		– 0	–	76,567,639

Total Investments in Securities	214,989,258		3,137,033,778	+	45,982,910		3,398,005,946
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	9,774,365		– 0	–	9,774,365
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(47,926,592)		– 0	–	(47,926,592)
Put Options Written	– 0	–	(2,436,972)		– 0	–	(2,436,972)

Total	$214,989,258		$3,096,444,579		$45,982,910		$3,357,416,747

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Warrants			Total
Balance as of 9/30/11	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		(277,543)			(277,543)
Change in unrealized appreciation/depreciation		(6,673,543)			(6,673,543)
Purchases		56,502,793			56,502,793
Sales		(3,568,797)			(3,568,797)
Settlements		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 6/30/12		$45,982,910			$45,982,910

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12		$(6,673,543)			$(6,673,543)

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements			Range
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input
Warrants	$ 45,982,910	Broker Quotes	Market Quotes	$9.5298-196.8401

Equity and Warrants

The significant unobservable inputs used in the fair value measurement of the Fund’s Equity and Warrants can consist of broker quotes received from industry sources via third party vendor or directly from the source. These instruments are typically not quoted on a vendor pricing source.

Sanford C. Bernstein Fund, Inc. - International Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.8%
Financials - 22.9%
Capital Markets - 2.3%
Deutsche Bank AG	193,300	$6,976,822
Macquarie Group Ltd.	383,280	10,350,044
UBS AG (a)	1,425,793	16,684,876

		34,011,742

Commercial Banks - 9.4%
Australia & New Zealand Banking Group Ltd.	61,690	1,405,304
Banco Bilbao Vizcaya Argentaria SA	1,084,365	7,743,833
Banco do Brasil SA	359,300	3,493,716
Banco Santander SA	1,165,807	7,712,106
Barclays PLC	2,294,799	5,863,787
BNP Paribas SA	202,611	7,811,602
HSBC Holdings PLC	3,228,790	28,451,579
Intesa Sanpaolo SpA	3,957,240	5,632,127
Itau Unibanco Holding SA (ADR)	231,450	3,221,784
KB Financial Group, Inc. (ADR)	99,160	3,241,540
Lloyds Banking Group PLC (a)	12,263,790	5,990,974
Mitsubishi UFJ Financial Group, Inc.	2,612,200	12,514,724
National Australia Bank Ltd.	504,221	12,281,602
National Bank of Canada	65,310	4,668,116
Societe Generale SA (a)	326,939	7,666,582
Sumitomo Mitsui Financial Group, Inc.	387,900	12,814,243
Turkiye Vakiflar Bankasi Tao-Class D	952,050	1,985,060
Westpac Banking Corp.	142,970	3,121,924

		135,620,603

Diversified Financial Services - 2.0%
IG Group Holdings PLC	1,811,807	13,617,794
ING Groep NV (a)	1,523,350	10,212,684
ORIX Corp.	59,070	5,505,074

		29,335,552

Insurance - 6.3%
Admiral Group PLC	1,149,543	21,443,829
Aegon NV	1,207,896	5,601,719
AIA Group Ltd.	7,056,400	24,373,208
Allianz SE	63,210	6,357,964
Aviva PLC	1,179,420	5,050,219
Muenchener Rueckversicherungs AG	58,340	8,232,008
Prudential PLC	1,290,710	14,965,806
Suncorp Group Ltd.	607,646	5,077,529

		91,102,282

Real Estate Management & Development - 2.9%
Daito Trust Construction Co., Ltd.	112,600	10,673,585
Hang Lung Group Ltd.	428,800	2,651,341
Hang Lung Properties Ltd.	7,368,000	25,203,114
New World Development Co., Ltd.	2,890,500	3,402,254

		41,930,294

		332,000,473

Company	Shares	U.S. $ Value
Consumer Discretionary - 15.8%
Auto Components - 1.3%
Cie Generale des Etablissements Michelin-Class B	55,140	3,607,605
GKN PLC	2,206,720	6,256,441
Magna International, Inc.-Class A	129,290	5,106,326
NGK Spark Plug Co., Ltd.	112,000	1,479,347
Sumitomo Rubber Industries Ltd.	181,900	2,369,237

		18,818,956

Automobiles - 3.2%
Bayerische Motoren Werke AG	73,220	5,298,774
Honda Motor Co., Ltd.	204,800	7,146,605
Mazda Motor Corp. (a)	3,701,000	5,039,844
Nissan Motor Co., Ltd.	1,286,300	12,214,358
Renault SA	134,550	5,372,920
Volkswagen AG (Preference Shares)	68,640	10,874,486

		45,946,987

Distributors - 2.0%
Jardine Cycle & Carriage Ltd.	52,000	1,916,517
Li & Fung Ltd.	14,160,000	27,380,298

		29,296,815

Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	269,000	3,428,629
Estacio Participacoes SA	149,900	1,813,577

		5,242,206

Hotels, Restaurants & Leisure - 2.0%
Domino’s Pizza Group PLC	76,784	619,135
Sands China Ltd.	3,658,800	11,770,448
Shangri-La Asia Ltd.	2,665,666	5,092,555
Sodexo	143,220	11,151,533

		28,633,671

Household Durables - 0.9%
MRV Engenharia e Participacoes SA	585,600	2,711,516
Sharp Corp./Japan	1,472,000	7,499,755
Sony Corp.	251,600	3,597,692

		13,808,963

Internet & Catalog Retail - 0.2%
Rakuten, Inc.	340,700	3,522,382

Leisure Equipment & Products - 0.2%
Namco Bandai Holdings, Inc.	171,800	2,356,005

Media - 0.3%
Fairfax Media Ltd.	3,019,940	1,732,317
Informa PLC	386,710	2,307,483

		4,039,800

Multiline Retail - 0.9%
Don Quijote Co., Ltd.	263,000	9,057,766
Golden Eagle Retail Group Ltd.	2,136,000	4,397,164

		13,454,930

Company	Shares	U.S. $ Value
Specialty Retail - 3.3%
Belle International Holdings Ltd.	4,250,000	7,292,023
L’Occitane International SA	178,750	496,084
Nitori Holdings Co., Ltd.	213,550	20,193,047
Shimamura Co., Ltd.	28,900	3,339,548
Yamada Denki Co., Ltd.	323,130	16,543,727

		47,864,429

Textiles, Apparel & Luxury Goods - 1.1%
Cie Financiere Richemont SA	203,355	11,166,174
LVMH Moet Hennessy Louis Vuitton SA	34,509	5,251,914

		16,418,088

		229,403,232

Industrials - 13.0%
Aerospace & Defense - 0.6%
Saab AB	112,870	1,918,572
Safran SA	176,650	6,560,148

		8,478,720

Air Freight & Logistics - 1.2%
Kuehne & Nagel International AG	169,425	17,949,413

Airlines - 0.1%
Cathay Pacific Airways Ltd.	1,054,000	1,711,526

Building Products - 0.5%
Asahi Glass Co., Ltd.	987,000	6,658,498

Commercial Services & Supplies - 1.5%
Edenred	136,803	3,878,272
Serco Group PLC	2,086,669	17,523,921

		21,402,193

Construction & Engineering - 0.7%
Bouygues SA	375,047	10,063,861

Electrical Equipment - 0.6%
Sumitomo Electric Industries Ltd.	662,700	8,257,823

Industrial Conglomerates - 1.6%
Cookson Group PLC	304,420	2,816,915
Jardine Matheson Holdings Ltd.	40,800	1,987,380
Keppel Corp., Ltd.	2,294,600	18,798,539

		23,602,834

Machinery - 0.1%
IHI Corp.	865,000	1,850,224

Professional Services - 4.9%
Bureau Veritas SA	175,350	15,599,223
Capita PLC	2,657,347	27,305,902
Hays PLC	4,847,159	5,598,076
Intertek Group PLC	554,696	23,239,459

		71,742,660

Road & Rail - 0.6%
DSV A/S	159,278	3,158,165
East Japan Railway Co.	19,700	1,236,987
Localiza Rent a Car SA	254,200	3,841,160

		8,236,312

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.6%
Mitsubishi Corp.	251,100	5,075,807
Mitsui & Co., Ltd.	295,700	4,394,055

		9,469,862

		189,423,926

Energy - 12.3%
Energy Equipment & Services - 2.4%
AMEC PLC	573,607	9,042,593
Saipem SpA	87,050	3,876,710
Seadrill Ltd.	168,780	6,019,618
Technip SA	145,120	15,123,816

		34,062,737

Oil, Gas & Consumable Fuels - 9.9%
Afren PLC (a)	2,321,734	3,774,088
BG Group PLC	1,027,820	21,040,992
BP PLC	4,144,950	27,680,798
China Petroleum & Chemical Corp.-Class H	2,684,000	2,398,762
ENI SpA	455,010	9,666,752
Gazprom OAO (Sponsored ADR)	392,870	3,732,265
JX Holdings, Inc.	1,145,000	5,901,341
Lukoil OAO (London) (Sponsored ADR)	42,220	2,367,698
Nexen, Inc. (Toronto)	379,003	6,417,849
NovaTek OAO (Sponsored GDR) (b)	13,990	1,493,822
Petroleo Brasileiro SA (Sponsored ADR)	237,450	4,307,343
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	683,718	23,075,931
Suncor Energy, Inc. (New York)	623,590	18,052,930
Total SA	314,910	14,173,744

		144,084,315

		178,147,052

Consumer Staples - 10.0%
Beverages - 0.7%
Asahi Group Holdings Ltd.	436,000	9,367,169

Food & Staples Retailing - 3.4%
Delhaize Group SA	84,840	3,107,844
Jeronimo Martins SGPS SA	666,776	11,273,029
Koninklijke Ahold NV	640,910	7,939,141
Olam International Ltd.	14,169,746	20,522,691
Sugi Holdings Co., Ltd.	202,100	6,630,262

		49,472,967

Food Products - 1.5%
Nestle SA	115,010	6,863,552
Unilever PLC	462,758	15,536,519

		22,400,071

Company	Shares	U.S. $ Value
Household Products - 0.8%
Reckitt Benckiser Group PLC	231,039	12,212,024

Personal Products - 0.2%
Natura Cosmeticos SA	107,500	2,515,559

Tobacco - 3.4%
British American Tobacco PLC	581,675	29,572,353
Imperial Tobacco Group PLC	218,010	8,399,544
Japan Tobacco, Inc.	364,600	10,801,508

		48,773,405

		144,741,195

Health Care - 5.2%
Life Sciences Tools & Services - 0.5%
Eurofins Scientific	52,730	6,548,126

Pharmaceuticals - 4.7%
AstraZeneca PLC	486,790	21,753,502
GlaxoSmithKline PLC	467,290	10,614,041
Novartis AG	236,780	13,238,680
Otsuka Holdings Co., Ltd.	310,300	9,524,726
Roche Holding AG	77,200	13,334,981

		68,465,930

		75,014,056

Information Technology - 5.0%
Computers & Peripherals - 0.5%
Fujitsu Ltd.	1,429,000	6,838,783

Electronic Equipment, Instruments & Components - 0.3%
AU Optronics Corp. (Sponsored ADR)	455,230	1,830,024
LG Display Co., Ltd. (ADR) (a)	325,200	3,073,140

		4,903,164

Internet Software & Services - 1.8%
Baidu, Inc. (Sponsored ADR) (a)	93,230	10,719,586
Telecity Group PLC (a)	1,157,385	14,586,631

		25,306,217

Office Electronics - 0.4%
Konica Minolta Holdings, Inc.	785,000	6,184,192

Semiconductors & Semiconductor Equipment - 1.4%
Advanced Semiconductor Engineering, Inc. (ADR)	533,820	2,172,647
GCL-Poly Energy Holdings Ltd.	5,963,000	1,326,062
Samsung Electronics Co., Ltd. (GDR) (b)	11,630	3,812,578
Samsung Electronics Co., Ltd. (GDR) (London) (b)	12,270	6,560,008
Sumco Corp. (a)	172,300	1,567,350
Tokyo Electron Ltd.	110,300	5,172,508

		20,611,153

Software - 0.6%
Aveva Group PLC	120,187	3,068,558
Nintendo Co., Ltd.	19,200	2,242,195
Temenos Group AG (a)	215,780	3,567,652

		8,878,405

		72,721,914

Company	Shares	U.S. $ Value
Telecommunication Services - 4.9%
Diversified Telecommunication Services - 3.0%
Nippon Telegraph & Telephone Corp.	462,600	21,571,273
Telecom Italia SpA (ordinary shares)	10,259,988	10,138,315
Telenor ASA	279,590	4,674,267
Telstra Corp., Ltd.	369,430	1,399,739
Vivendi SA	263,655	4,898,938

		42,682,532

Wireless Telecommunication Services - 1.9%
NTT DOCOMO, Inc.	7,048	11,727,884
Vodafone Group PLC	5,813,625	16,340,680

		28,068,564

		70,751,096

Materials - 4.8%
Chemicals - 2.4%
Agrium, Inc. (Toronto)	82,000	7,267,322
Air Water, Inc.	182,000	2,206,727
DIC Corp.	591,000	1,152,728
Filtrona PLC	934,787	7,011,762
Koninklijke DSM NV	224,847	11,084,832
Orica Ltd.	165,437	4,213,971
Ube Industries Ltd./Japan	533,000	1,239,752

		34,177,094

Construction Materials - 0.1%
Taiheiyo Cement Corp.	921,000	2,114,830

Metals & Mining - 2.3%
Anglo American PLC	172,410	5,666,315
Dowa Holdings Co., Ltd.	357,000	2,213,837
Exxaro Resources Ltd.	85,430	1,994,921
Goldcorp, Inc.	55,030	2,071,800
KGHM Polska Miedz SA	58,060	2,540,974
OneSteel Ltd.	1,149,800	1,036,897
Rio Tinto PLC	233,400	11,092,023
Vale SA (Sponsored ADR) (Local Preference Shares)	219,400	4,280,494
Xstrata PLC	182,080	2,289,366

		33,186,627

		69,478,551

Utilities - 1.9%
Electric Utilities - 0.9%
E.ON AG	404,590	8,742,831
EDP - Energias de Portugal SA	1,908,610	4,515,023

		13,257,854

Independent Power Producers & Energy Traders - 0.5%
APR Energy PLC	741,865	7,900,734

Company	Shares	U.S. $ Value
Multi-Utilities - 0.5%
National Grid PLC	614,530	6,512,810

		27,671,398

Total Common Stocks (cost $1,482,213,052)		1,389,352,893

WARRANTS - 1.4%
Financials - 0.9%
Consumer Finance - 0.3%
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(b)	453,130	4,318,238

Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(b)	745,000	8,746,524

		13,064,762

Information Technology - 0.3%
IT Services - 0.3%
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15(a)	186,240	4,277,840

Materials - 0.1%
Chemicals - 0.1%
OCI Co., Ltd., Macquarie Bank Ltd., expiring 1/30/15 (a)	9,260	1,822,739

Consumer Staples - 0.1%
Tobacco - 0.1%
KT&G Corp., Macquarie Bank Ltd., expiring 1/30/15 (a)	6,016	426,413

Total Warrants (cost $22,448,976)		19,591,754

	Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Options on Equity Indices - 0.2%
STOXX Europe Mid 200 Index Expiration: Dec 2012, Exercise Price: EUR 225.00 (a)(c) (cost $4,786,575)	233,740	3,017,137

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
State Street Bank and Trust Co. 0.01%, dated 6/29/2012 due 7/2/2012 in the amount of $9,147,069 (collateralized by $9,305,000 Federal National Mortgage Association, 0.75% due 11/24/15, value $9,330,206) (cost $9,147,061)	$9,147	9,147,061

U.S. $ Value
Total Investments - 98.0% (cost $1,518,595,664) (d)	1,421,108,845
Other assets less liabilities - 2.0% (e)	28,704,787

Net Assets - 100.0%	$1,449,813,632

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro Stoxx 50 Index Futures	77	September 2012	$2,086,392	$2,197,350	$110,958
FTSE 100 Index Futures	8	September 2012	677,405	691,988	14,583
Topix Index Futures	7	September 2012	610,171	673,422	63,251

					$188,792

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Japanese Yen settling 9/14/12	2,481,033	$31,411,127	$31,069,168	$(341,959)
Credit Suisse London Branch (GFX):
Swiss Franc settling 9/14/12	11,692	12,242,035	12,341,176	99,141
Deutsche Bank AG London:
Great British Pound settling 9/14/12	17,533	27,711,783	27,454,043	(257,740)
HSBC Bank USA:
Norwegian Krone settling 9/14/12	409,093	67,443,935	68,588,433	1,144,498
UBS AG:
Swedish Krona settling 9/14/12	483,626	67,897,534	69,729,859	1,832,325
Sale Contracts
Credit Suisse London Branch (GFX):
Swiss Franc settling 9/14/12	11,692	12,384,382	12,341,175	43,207
Deutsche Bank AG London:
Euro settling 9/14/12	48,284	60,369,485	61,145,586	(776,101)
Goldman Sachs International:
Australian Dollar settling 9/14/12	18,352	18,031,391	18,657,052	(625,661)
Royal Bank of Canada:
Canadian Dollar settling 9/14/12	41,793	40,471,210	40,983,810	(512,600)
Euro settling 9/14/12	38,281	47,801,293	48,478,050	(676,757)
Royal Bank of Scotland PLC:
Great British Pound settling 9/14/12	7,781	12,029,737	12,183,876	(154,139)
Standard Chartered Bank:
Australian Dollar settling 9/14/12	18,341	17,974,272	18,645,869	(671,597)
UBS AG:
Euro settling 9/14/12	9,719	12,247,106	12,307,885	(60,779)

				$(958,162)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	U.S. $ Value
STOXX Europe Mid 200 Index (c) (premium received $1,916,989)	233,740	EUR	190.00	December 2012	$(1,035,292)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate market value of these securities amounted to $24,931,170 or 1.7% of net assets.
(c)	One contract relates to 50 shares.
(d)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $74,772,281 and gross unrealized depreciation of investments was $(172,259,100), resulting in net unrealized depreciation of $(97,486,819).
(e)	An amount of U.S. $210,088 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2012.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

EUR	-	Euro

Glossary:

ADR	-	American Depositary Receipt
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt

COUNTRY BREAKDOWN*

31.0%	United Kingdom
19.1%	Japan
8.3%	France
7.9%	Hong Kong
5.9%	Switzerland
3.5%	Germany
3.1%	Canada
2.9%	Australia
2.9%	Singapore
2.5%	Netherlands
2.1%	Brazil
2.1%	Italy
1.3%	South Korea
1.3%	China
6.1%	Other

100.0%	Total Investments

*	All data are as of June 30, 2012. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Belgium, Denmark, India, Luxembourg, Norway, Poland, Portugal, Russia, South Africa, Spain, Sweden, Taiwan and Turkey.

Sanford C. Bernstein Fund, Inc. - International Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$11,403,372		$320,597,101		$	– 0	–	$332,000,473
Consumer Discretionary	13,060,048		216,343,184			– 0	–	229,403,232
Industrials	3,841,160		185,582,766			– 0	–	189,423,926
Energy	24,470,779		153,676,273			– 0	–	178,147,052
Consumer Staples	2,515,559		142,225,636			– 0	–	144,741,195
Health Care	– 0	–	75,014,056			– 0	–	75,014,056
Information Technology	17,795,397		54,926,517			– 0	–	72,721,914
Telecommunication Services	– 0	–	70,751,096			– 0	–	70,751,096
Materials	9,339,122		60,139,429			– 0	–	69,478,551
Utilities	7,900,734		19,770,664			– 0	–	27,671,398
Warrants	– 0	–	– 0	–		19,591,754		19,591,754
Options Purchased - Puts	– 0	–	3,017,137			– 0	–	3,017,137
Short-Term Investments	– 0	–	9,147,061			– 0	–	9,147,061

Total Investments in Securities	90,326,171		1,311,190,920	+		19,591,754		1,421,108,845
Other Financial Instruments* :
Assets:
Futures Contracts	188,792		– 0	–		– 0	–	188,792
Forward Currency Exchange Contracts	– 0	–	3,119,171			– 0	–	3,119,171
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(4,077,333)			– 0	–	(4,077,333)
Put Options Written	– 0	–	(1,035,292)			– 0	–	(1,035,292)

Total	$90,514,963		$1,309,197,466			$19,591,754		$1,419,304,183

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Warrants			Total
Balance as of 9/30/11	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		(96,604)			(96,604)
Change in unrealized appreciation/depreciation		(2,857,223)			(2,857,223)
Purchases		23,864,689			23,864,689
Sales		(1,319,108)			(1,319,108)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 6/30/12		$19,591,754			$19,591,754

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12		$(2,857,223)			$(2,857,223)

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Warrants	$19,591,754	Broker Quotes	Market Quotes	$9.5298-196.8401

Equity and Warrants

The significant unobservable inputs used in the fair value measurement of the Fund’s Equity and Warrants can consist of broker quotes received from industry sources via third party vendor or directly from the source. These instruments are typically not quoted on a vendor pricing source.

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Financials - 22.3%
Commercial Banks - 15.7%
Allahabad Bank	587,800	$1,587,924
Banco do Brasil SA	2,090,000	20,322,479
Banco do Estado do Rio Grande do Sul (Preference Shares)	453,400	3,205,516
Banco Santander Brasil SA/Brazil (ADR)	1,102,810	8,546,777
Banco Santander Chile (ADR)	44,510	3,449,080
Bank Negara Indonesia Persero Tbk PT	23,515,431	9,668,861
Bank of Baroda	231,722	3,057,237
Bank of China Ltd.	8,567,900	3,291,144
Bank of India	584,000	3,642,796
Bank Rakyat Indonesia Persero Tbk PT	9,009,000	6,170,308
Canara Bank	1,252,389	9,306,074
China Construction Bank Corp.-Class H	9,073,400	6,268,580
Credicorp Ltd.	79,000	9,945,310
DGB Financial Group, Inc.	392,150	4,795,216
Grupo Financiero Banorte SAB de CV-Class O	1,981,745	10,241,722
Hana Financial Group, Inc.	191,700	6,128,298
HDFC Bank Ltd. (a)	1,378,880	14,003,203
Industrial & Commercial Bank of China-Class H	10,766,000	6,035,295
Itausa - Investimentos Itau SA (a)	46,073	192,688
Itausa - Investimentos Itau SA (Preference Shares)	1,900,472	8,042,824
KB Financial Group, Inc.	235,557	7,694,913
Komercni Banka AS	20,851	3,637,484
Punjab National Bank	356,226	5,195,149
Sberbank of Russia (Sponsored ADR)	1,496,844	16,195,852
State Bank of India	37,830	1,468,533
Turkiye Halk Bankasi AS	966,200	7,580,322
Turkiye Vakiflar Bankasi Tao-Class D	3,195,750	6,663,260
Union Bank of India	941,094	3,547,464

		189,884,309

Consumer Finance - 0.6%
Muthoot Finance Ltd. (a)	364,797	888,423
Shriram Transport Finance Co., Ltd.	681,149	6,503,703

		7,392,126

Insurance - 1.7%
AIA Group Ltd.	5,952,600	20,560,620

Real Estate Management & Development - 3.5%
BR Malls Participacoes SA	242,458	2,776,467
BR Properties SA	258,200	3,046,721
Evergrande Real Estate Group Ltd.	18,433,000	9,546,350
Hang Lung Properties Ltd.	5,191,000	17,756,428
KWG Property Holding Ltd.	4,373,800	2,802,899
LPN Development PCL	71,400	38,668
LPN Development PCL (NVDR)	939,100	514,643
LPS Brasil Consultoria de Imoveis SA	121,000	2,018,173
Soho China Ltd.	4,688,500	3,611,005
Supalai PCL	279,700	153,236
Supalai PCL (NVDR)	35,700	19,396

		42,283,986

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.8%
Housing Development Finance Corp.	899,975	10,572,019

		270,693,060

Information Technology - 17.3%
Computers & Peripherals - 1.3%
Lite-On Technology Corp. (a)	2,883,527	3,632,002
Pegatron Corp.	2,237,000	2,951,310
Wistron Corp.	7,155,254	8,832,601

		15,415,913

Electronic Equipment, Instruments & Components - 2.6%
AU Optronics Corp.	18,402,155	7,478,452
Chroma ATE, Inc.	883,320	2,016,452
Hon Hai Precision Industry Co., Ltd.	2,814,000	8,508,255
Ju Teng International Holdings Ltd.	4,594,000	1,322,628
LG Display Co., Ltd. (a)	504,150	9,518,056
Yageo Corp.	10,973,000	3,237,743

		32,081,586

Internet Software & Services - 2.3%
Baidu, Inc. (Sponsored ADR) (a)	130,440	14,997,991
Mail.ru Group Ltd. (GDR) (a)(b)	102,550	3,492,442
Tencent Holdings Ltd.	300,200	8,865,286

		27,355,719

IT Services - 1.5%
Tata Consultancy Services Ltd.	776,933	17,937,857

Semiconductors & Semiconductor Equipment - 9.6%
Advanced Semiconductor Engineering, Inc. (a)	16,216,238	13,311,721
GCL-Poly Energy Holdings Ltd.	30,579,600	6,800,343
MStar Semiconductor, Inc.	770,000	5,193,941
Samsung Electronics Co., Ltd.	53,661	56,826,280
Samsung Electronics Co., Ltd. (Preference Shares)	18,410	12,153,385
SK Hynix, Inc. (a)	212,240	4,481,669
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	5,879,120	16,093,893
Vanguard International Semiconductor Corp. (a)	4,151,000	1,941,241

		116,802,473

		209,593,548

Consumer Discretionary - 15.7%
Auto Components - 0.8%
Apollo Tyres Ltd. (a)	1,350,678	1,928,648
Bharat Forge Ltd.	300,424	1,624,611
Gajah Tunggal Tbk PT	5,905,500	1,444,871
Hyundai Mobis	20,820	5,046,683

		10,044,813

Automobiles - 2.1%
Dongfeng Motor Group Co., Ltd.-Class H	5,556,000	8,728,118
Hyundai Motor Co.	29,162	5,986,791
Kia Motors Corp.	154,120	10,158,000

		24,872,909

Company	Shares	U.S. $ Value
Distributors - 1.5%
Dah Chong Hong Holdings Ltd.	7,858,000	7,080,625
Imperial Holdings Ltd.	515,635	10,884,062

		17,964,687

Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	83,200	1,060,453
Estacio Participacoes SA	297,700	3,601,748

		4,662,201

Hotels, Restaurants & Leisure - 2.1%
Ajisen China Holdings Ltd.	5,115,000	3,572,532
Melco Crown Entertainment Ltd. (ADR) (a)	228,200	2,628,864
MGM China Holdings Ltd.	2,048,000	3,140,308
Sands China Ltd.	3,978,800	12,799,896
Shangri-La Asia Ltd.	484,000	924,646
Yum! Brands, Inc.	44,150	2,844,143

		25,910,389

Household Durables - 1.6%
Brookfield Incorporacoes SA	2,431,600	4,007,267
MRV Engenharia e Participacoes SA	591,100	2,736,983
Rossi Residencial SA (a)	1,552,700	3,811,208
Turkiye Sise ve Cam Fabrikalari AS	3,742,754	6,138,332
Urbi Desarrollos Urbanos SAB de CV (a)	3,042,160	2,928,202

		19,621,992

Leisure Equipment & Products - 0.2%
Altek Corp. (a)	3,085,297	1,981,446

Media - 1.4%
Focus Media Holding Ltd. (ADR)	438,585	10,297,976
Naspers Ltd.	134,185	7,167,145

		17,465,121

Multiline Retail - 0.8%
El Puerto de Liverpool SAB de CV	290,438	2,438,297
Golden Eagle Retail Group Ltd.	451,000	928,427
SACI Falabella	740,680	6,767,072

		10,133,796

Specialty Retail - 2.3%
Belle International Holdings Ltd.	7,744,000	13,286,924
Indomobil Sukses Internasional TBK PT	4,347,500	3,268,394
Lewis Group Ltd.	386,020	3,326,086
Mr Price Group Ltd.	209,850	2,877,067
Zhongsheng Group Holdings Ltd.	3,655,500	4,468,070

		27,226,541

Textiles, Apparel & Luxury Goods - 2.5%
Alpargatas SA (Preference Shares)	413,600	2,759,393
Cie Financiere Richemont SA	1,652,300	9,095,953
Daphne International Holdings Ltd.	3,000,000	3,064,656

Company	Shares	U.S. $ Value
Pacific Textile Holdings Ltd.	3,118,000	1,914,022
Shenzhou International Group Holdings Ltd.	1,365,000	2,378,207
Trinity Ltd.	7,396,000	4,685,177
Yue Yuen Industrial Holdings Ltd.	2,045,000	6,376,468

		30,273,876

		190,157,771

Energy - 14.7%
Oil, Gas & Consumable Fuels - 14.7%
Afren PLC (a)	2,252,582	3,661,679
Banpu PCL	261,450	3,687,960
China Petroleum & Chemical Corp.-Class H	22,219,000	19,857,708
CNOOC Ltd.	7,823,000	15,772,096
Ecopetrol SA (Sponsored ADR)	148,550	8,287,604
Gazprom OAO (Sponsored ADR) (a)	3,537,152	33,602,944
KazMunaiGas Exploration Production JSC (GDR) (b)	257,544	4,352,494
LUKOIL OAO (London) (Sponsored ADR) (a)	391,620	21,962,050
NovaTek OAO (Sponsored GDR) (b)	105,410	11,251,165
Petroleo Brasileiro SA (Sponsored ADR)	1,978,120	35,883,097
PTT PCL	963,400	9,797,802
Thai Oil PCL	2,375,400	4,300,551
Ultrapar Participacoes SA	232,200	5,225,511

		177,642,661

Consumer Staples - 9.1%
Beverages - 0.9%
Cia Cervecerias Unidas SA	500,498	6,286,835
Cia Cervecerias Unidas SA (ADR)	1,340	83,562
Cia de Bebidas das Americas (Preference Shares) (a)	47,200	1,816,560
Grupo Modelo SAB de CV	340,010	3,007,652

		11,194,609

Food & Staples Retailing - 3.6%
Brazil Pharma SA	479,700	2,567,476
China Resources Enterprise Ltd.	2,024,000	6,047,235
Jeronimo Martins SGPS SA	363,493	6,145,493
Magnit OJSC (GDR) (a)(b)	147,770	4,444,921
Magnit OJSC (Sponsored GDR) (a)(b)	365,350	11,041,500
Olam International Ltd.	6,455,181	9,349,334
Shoprite Holdings Ltd.	203,841	3,763,303

		43,359,262

Food Products - 1.1%
AVI Ltd.	605,510	3,711,921
Cosan Ltd.	129,200	1,639,548
Gruma SAB de CV (a)	898,980	2,223,240
MHP SA (GDR) (a)(b)	495,630	5,711,125
NongShim Co., Ltd.	2,210	399,330

		13,685,164

Personal Products - 0.1%
Natura Cosmeticos SA	38,600	903,261

Company	Shares	U.S. $ Value
Tobacco - 3.4%
British American Tobacco PLC	303,900	15,450,274
ITC Ltd.	439,690	2,055,400
KT&G Corp.	329,840	23,384,126

		40,889,800

		110,032,096

Materials - 8.4%
Chemicals - 1.9%
Braskem SA (Preference Shares)	351,400	2,340,917
Hyosung Corp.	90,740	4,386,331
LG Chem Ltd.	15,400	3,986,681
OCI Co., Ltd.	28,840	5,771,682
SKC Co., Ltd.	131,970	5,137,342
United Phosphorus Ltd. (a)	729,110	1,648,705

		23,271,658

Construction Materials - 0.3%
China Shanshui Cement Group Ltd.	4,194,000	2,871,388
West China Cement Ltd.	5,048,400	996,917

		3,868,305

Metals & Mining - 6.2%
Antofagasta PLC	364,510	6,235,261
Cia de Minas Buenaventura SA (ADR)-Class B	77,760	2,953,325
Exxaro Resources Ltd.	421,336	9,838,839
KGHM Polska Miedz SA	313,910	13,738,150
Koza Altin Isletmeleri AS	476,975	9,221,203
Real Gold Mining Ltd. (c)(d)	1,788,000	322,663
Vale SA (Sponsored ADR) (Local Preference Shares)	1,527,150	29,794,696
Vale SA (Sponsored ADR)-Class B	91,620	1,818,657
Xingda International Holdings Ltd.	3,011,000	995,147

		74,917,941

Paper & Forest Products - 0.0%
China Forestry Holdings Co., Ltd. (c)(d)	6,430,000	244,504

		102,302,408

Telecommunication Services - 4.0%
Diversified Telecommunication Services - 0.8%
Telefonica Brasil SA (ADR)	343,380	8,495,221
Telefonica Brasil SA (Preference Shares)	27,600	686,805

		9,182,026

Wireless Telecommunication Services - 3.2%
America Movil SAB de CV (ADR)	1,125,954	29,342,362
China Mobile Ltd.	856,500	9,413,314

		38,755,676

		47,937,702

Industrials - 2.8%
Construction & Engineering - 1.0%
Engineers India Ltd.	106,074	423,174
Larsen & Toubro Ltd. (a)	281,870	7,110,394
Samsung Engineering Co., Ltd.	29,870	4,739,429

		12,272,997

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	291,830	6,516,489

Machinery - 0.0%
Zoomlion Heavy Industry Science and Technology Co., Ltd. (a)	302,800	389,458

Road & Rail - 0.8%
Globaltrans Investment PLC (Sponsored GDR) (b)	92,230	1,660,140
Localiza Rent a Car SA	488,869	7,387,192

		9,047,332

Transportation Infrastructure - 0.5%
Jiangsu Expressway Co., Ltd.	6,136,000	5,760,948

		33,987,224

Utilities - 2.3%
Electric Utilities - 1.5%
Enersis SA (Sponsored ADR)	369,632	6,912,119
Light SA	871,600	10,762,101

		17,674,220

Independent Power Producers & Energy Traders - 0.3%
APR Energy PLC	358,277	3,815,588

Water Utilities - 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo	126,000	4,830,470
Cia de Saneamento de Minas Gerais-COPASA	70,400	1,524,720

		6,355,190

		27,844,998

Health Care - 1.4%
Health Care Providers & Services - 0.2%
Odontoprev SA	437,900	2,223,838

Pharmaceuticals - 1.2%
Aspen Pharmacare Holdings Ltd. (a)	490,325	7,555,720
Lupin Ltd.	250,659	2,457,256
Pharmstandard OJSC (GDR) (a)(b)	314,109	4,476,053

		14,489,029

		16,712,867

Total Common Stocks (cost $1,207,816,217)		1,186,904,335

WARRANTS - 1.0%
Financials - 0.6%
Commercial Banks - 0.6%
Bank Muscat SAOG, Citigroup Global Markets Holdings, Inc., expiring 10/28/13 (a)	621,700	941,254
Commercial Bank of Qatar, Deutsche Bank AG London, expiring 5/26/17 (a)	328,500	6,169,230

		7,110,484

Company	Shares	U.S. $ Value
Industrials - 0.4%
Air Freight & Logistics - 0.3%
Agility, Inc., Credit Suisse International, expiring 3/27/13 (a)	2,655,500	3,609,355

Industrial Conglomerates - 0.1%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a)	1,172,410	1,600,574

		5,209,929

Total Warrants (cost $13,868,639)		12,320,413

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
State Street Bank & Trust Co. 0.01%, dated 6/29/12 due 7/02/12 in the amount of $1,826,812 (collateralized by $1,740,000 Federal Home Loan Mortgage Corp., 2.50% due 5/27/16, value $1,864,961) (cost $1,826,810)	$1,827	1,826,810

Total Investments - 99.2% (cost $1,223,511,666) (e)		1,201,051,558
Other assets less liabilities - 0.8%		9,820,359

Net Assets - 100.0%		$1,210,871,917

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate market value of these securities amounted to $46,429,840 or 3.8% of net assets.
(c)	Fair valued.
(d)	Illiquid security.
(e)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $136,751,565 and gross unrealized depreciation of investments was $(159,211,673), resulting in net unrealized depreciation of $(22,460,108).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

COUNTRY BREAKDOWN*

15.4%	Brazil
14.3%	China
14.2%	South Korea
9.0%	Russia
7.9%	India
6.6%	Hong Kong
6.3%	Taiwan
4.6%	South Africa
4.2%	Mexico
2.5%	Turkey
2.4%	United Kingdom
2.0%	Chile
1.5%	Thailand
1.7%	Indonesia
7.4%	Other

100.0%	Total Investments

*	All data are as of June 30, 2012. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Colombia, Czech Republic, Kazakhstan, Kuwait, Oman, Peru, Poland, Portugal, Qatar, Singapore, Sri Lanka, Switzerland, Ukraine and United States.

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Financials	$71,786,973		$198,713,399		$192,688		$270,693,060
Information Technology	14,997,991		194,595,557		– 0	–	209,593,548
Consumer Discretionary	45,881,606		144,276,165		– 0	–	190,157,771
Energy	18,449,669		159,192,992		– 0	–	177,642,661
Consumer Staples	50,223,826		59,808,270		– 0	–	110,032,096
Materials	7,112,899		94,622,342		567,167		102,302,408
Telecommunication Services	30,029,167		17,908,535		– 0	–	47,937,702
Industrials	9,047,332		24,939,892		– 0	–	33,987,224
Utilities	27,844,998		– 0	–	– 0	–	27,844,998
Health Care	6,699,891		10,012,976		– 0	–	16,712,867
Warrants	– 0	–	3,609,355		8,711,058		12,320,413
Short-Term Investments	– 0	–	1,826,810		– 0	–	1,826,810

Total Investments in Securities	282,074,352		909,506,293	+	9,470,913		1,201,051,558
Other Financial Instruments*	– 0	–	– 0	–	– 0	–	– 0	–

Total	$282,074,352		$909,506,293		$9,470,913		$1,201,051,558

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Financials		Energy			Materials
Balance as of 9/30/11	$1,950,523			$12,231,415		$	– 0	–
Accrued discounts/(premiums)	– 0	–		– 0	–		– 0	–
Realized gain (loss)	408,698			– 0	–		– 0	–
Change in unrealized appreciation/depreciation	250,457			– 0	–		(1,454,381)
Purchases	749,946			– 0	–		– 0	–
Sales	(3,166,936)			– 0	–		– 0	–
Transfers in to Level 3	– 0	–		– 0	–		2,021,548
Transfers out of Level 3	– 0	–		(12,231,415)			– 0	–

Balance as of 6/30/12	$192,688		$	– 0	–		$567,167

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$(250,457)		$	– 0	–		$(1,454,381)

	Warrants			Total
Balance as of 9/30/11	$	– 0	–	$14,181,938
Accrued discounts/(premiums)		– 0	–	– 0	–
Realized gain (loss)		477,416		886,114
Change in unrealized appreciation/depreciation		(1,824,041)		(3,027,965)
Purchases		1,856,944		2,606,890
Sales		(7,163,083)		(10,330,019)
Transfers in to Level 3		15,363,822		17,385,370
Transfers out of Level 3		– 0	–	(12,231,415)

Balance as of 6/30/12		$8,711,058		$9,470,913

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12		$(1,824,041)		$(3,528,879)

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 27.8%
Industrial - 13.3%
Basic - 1.6%
Alcoa, Inc.
5.40%, 4/15/21	U.S.	$ 7,160	$7,129,713
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		8,125	8,350,306
ArcelorMittal
6.125%, 6/01/18		6,526	6,617,018
ArcelorMittal USA LLC
6.50%, 4/15/14		5,578	5,915,597
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16		3	3,615
Dow Chemical Co. (The)
4.125%, 11/15/21		2,385	2,558,158
5.25%, 11/15/41		2,320	2,564,614
7.375%, 11/01/29		700	936,502
7.60%, 5/15/14		6,437	7,165,449
8.55%, 5/15/19		3,226	4,290,819
Eastman Chemical Co.
2.40%, 6/01/17		3,196	3,229,858
3.60%, 8/15/22		3,398	3,465,722
International Paper Co.
4.75%, 2/15/22		970	1,058,792
7.95%, 6/15/18		7,555	9,520,275
Packaging Corp. of America
5.75%, 8/01/13		4,135	4,361,503
PPG Industries, Inc.
5.75%, 3/15/13		5,115	5,293,580
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18		5	6,163
Teck Resources Ltd.
4.75%, 1/15/22		5,169	5,554,127

			78,021,811

Capital Goods - 0.6%
ADT Corp. (The)
3.50%, 7/15/22 (a)		2,786	2,795,350
Embraer SA
5.15%, 6/15/22		3,276	3,362,814
General Electric Co.
5.25%, 12/06/17		150	175,161
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)		1,133	1,187,890
John Deere Capital Corp.
5.25%, 10/01/12		5	5,060
Owens Corning
6.50%, 12/01/16		8,371	9,307,891
Republic Services, Inc.
5.25%, 11/15/21		4,903	5,629,066
5.50%, 9/15/19		6,718	7,773,714
United Technologies Corp.
4.875%, 5/01/15		5	5,534

			30,242,480

	Principal Amount (000)	U.S. $ Value
Communications - Media - 2.8%
CBS Corp.
3.375%, 3/01/22	8,791	8,758,438
5.625%, 8/15/12	94	94,540
5.75%, 4/15/20	10,572	12,296,025
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	5,580	8,122,906
Comcast Corp.
5.15%, 3/01/20	11,000	12,769,735
5.30%, 1/15/14	15	15,960
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	8,490	8,585,878
4.60%, 2/15/21	3,225	3,429,910
4.75%, 10/01/14	4,555	4,889,465
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)	3,075	3,259,500
Interpublic Group of Cos., Inc. (The)
4.00%, 3/15/22	1,189	1,207,103
News America, Inc.
6.15%, 2/15/41	5,925	6,928,440
6.55%, 3/15/33	3,525	3,975,336
9.25%, 2/01/13	6,725	7,026,852
Omnicom Group, Inc.
3.625%, 5/01/22	4,144	4,210,723
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	10,897	13,824,577
Time Warner Cable, Inc.
7.50%, 4/01/14	5,275	5,848,350
8.75%, 2/14/19	10	13,296
Time Warner Entertainment Co. LP
8.375%, 3/15/23	10,470	14,182,191
Virgin Media Secured Finance PLC
5.25%, 1/15/21	4,519	5,006,311
WPP Finance 2010
4.75%, 11/21/21	1,637	1,717,779
WPP Finance UK
8.00%, 9/15/14	9,922	11,189,793

		137,353,108

Communications - Telecommunications - 1.4%
American Tower Corp.
5.05%, 9/01/20	10,745	11,286,279
AT&T Corp.
8.00%, 11/15/31	1,800	2,666,893
AT&T, Inc.
4.45%, 5/15/21	6,258	7,084,137
5.35%, 9/01/40	2,103	2,413,535
5.80%, 2/15/19	50	60,983
BellSouth Corp.
5.20%, 9/15/14	50	54,414
British Telecommunications PLC
2.00%, 6/22/15	5,249	5,321,126
5.95%, 1/15/18	1,089	1,275,642
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)	10,746	10,209,162
Telecom Italia Capital SA
6.175%, 6/18/14	9,805	9,878,537
6.375%, 11/15/33	1,380	1,083,300

	Principal Amount (000)	U.S. $ Value
7.175%, 6/18/19	5,770	5,741,150
Telefonica Emisiones SAU
5.462%, 2/16/21	4,705	4,097,081
United States Cellular Corp.
6.70%, 12/15/33	7,535	7,790,075
Verizon Communications, Inc.
4.35%, 2/15/13	16	16,370
5.25%, 4/15/13	5	5,181
5.55%, 2/15/16	50	57,394
Vodafone Group PLC
5.75%, 3/15/16	20	23,066

		69,064,325

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
3.00%, 6/12/17	9,750	9,696,287
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	9,394	10,172,547

		19,868,834

Consumer Cyclical - Entertainment - 0.7%
Time Warner, Inc.
4.70%, 1/15/21	5,650	6,295,942
7.625%, 4/15/31	5	6,458
Turner Broadcasting System, Inc.
8.375%, 7/01/13	11,372	12,146,376
Viacom, Inc.
5.625%, 9/15/19	10,995	12,966,536

		31,415,312

Consumer Cyclical - Other - 0.3%
Marriott International, Inc./DE
Series J
5.625%, 2/15/13	12,589	12,933,586

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19	25	29,529
5.80%, 10/15/17	50	60,725

		90,254

Consumer Cyclical - Retailers - 0.2%
CVS Caremark Corp.
6.60%, 3/15/19	5,720	7,133,143
Wal-Mart Stores, Inc.
5.80%, 2/15/18	100	123,232

		7,256,375

Consumer Non-Cyclical - 1.0%
Abbott Laboratories
5.875%, 5/15/16	90	106,122
Ahold Finance USA LLC
6.875%, 5/01/29	12,145	15,099,296
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	5,363	5,730,886
5.875%, 5/15/13	8,910	9,246,860
8.50%, 6/15/19	5	6,242

	Principal Amount (000)	U.S. $ Value
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	11,945	12,512,638
Delhaize Group SA
5.875%, 2/01/14	2,960	3,116,963
Thermo Fisher Scientific, Inc.
4.70%, 5/01/20	5	5,742
Whirlpool Corp.
8.60%, 5/01/14	1,270	1,413,947

		47,238,696

Energy - 2.3%
Anadarko Petroleum Corp.
5.95%, 9/15/16	10,306	11,695,022
6.45%, 9/15/36	3,420	3,953,961
Apache Corp.
5.25%, 4/15/13	5	5,178
Encana Corp.
3.90%, 11/15/21	14,770	14,609,568
Marathon Petroleum Corp.
3.50%, 3/01/16	1,677	1,757,899
5.125%, 3/01/21	8,069	9,034,101
Nabors Industries, Inc.
9.25%, 1/15/19	8,921	11,582,295
Noble Energy, Inc.
8.25%, 3/01/19	10,594	13,543,423
Noble Holding International Ltd.
4.90%, 8/01/20	975	1,058,813
Phillips 66
4.30%, 4/01/22 (a)	12,490	13,149,496
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)	6,968	7,024,259
Southwestern Energy Co.
4.10%, 3/15/22 (a)	3,627	3,676,106
Valero Energy Corp.
6.125%, 2/01/20	6,972	8,049,578
Weatherford International Ltd./Bermuda
5.125%, 9/15/20	4,905	5,265,758
9.625%, 3/01/19	6,870	8,953,286

		113,358,743

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (a)	12,486	12,048,990

Technology - 0.8%
Agilent Technologies, Inc.
5.00%, 7/15/20	1,962	2,222,138
Hewlett-Packard Co.
4.50%, 3/01/13	17	17,378
4.65%, 12/09/21	5,664	5,937,027
Intel Corp.
4.80%, 10/01/41	4,435	5,079,113
Motorola Solutions, Inc.
7.50%, 5/15/25	985	1,217,517
Oracle Corp.
4.95%, 4/15/13	3	3,106

	Principal Amount (000)	U.S. $ Value
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	12,280	12,313,954
Xerox Corp.
8.25%, 5/15/14	11,120	12,399,123

		39,189,356

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	6,475	7,008,080
5.75%, 12/15/16	4,230	4,887,469

		11,895,549

Transportation - Railroads - 0.1%
Canadian Pacific Railway Co.
6.50%, 5/15/18	2,182	2,593,316

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)	13,450	13,385,938
Con-way, Inc.
6.70%, 5/01/34	8,260	8,205,608
Ryder System, Inc.
5.85%, 11/01/16	3,664	4,160,384
7.20%, 9/01/15	3,534	4,045,935

		29,797,865

		642,368,600

Financial Institutions - 10.5%
Banking - 6.8%
American Express Co.
8.125%, 5/20/19	15	19,974
Bank of America Corp.
3.875%, 3/22/17	1,630	1,660,476
5.625%, 7/01/20	2,100	2,248,333
5.70%, 1/24/22	5,840	6,431,557
5.875%, 2/07/42	8,228	9,012,787
7.375%, 5/15/14	6,790	7,302,197
Series L
5.65%, 5/01/18	5,690	6,084,277
Barclays Bank PLC
5.125%, 1/08/20	8,430	9,147,941
Bear Stearns Cos. LLC (The)
5.30%, 10/30/15	5	5,426
5.55%, 1/22/17	12,930	13,955,582
5.70%, 11/15/14	13,830	14,965,305
Capital One Financial Corp.
4.75%, 7/15/21	5	5,456
6.25%, 11/15/13	8	8,468
Citigroup, Inc.
4.50%, 1/14/22	6,370	6,579,280
5.30%, 1/07/16	50	53,079
5.375%, 8/09/20	18	19,451
5.50%, 4/11/13	9,012	9,266,832
6.50%, 8/19/13	9,375	9,822,778
8.50%, 5/22/19	7,395	9,133,054

	Principal Amount (000)	U.S. $ Value
Compass Bank
5.50%, 4/01/20	14,784	13,971,590
Countrywide Financial Corp.
6.25%, 5/15/16	5,826	6,063,689
DNB Bank ASA
3.20%, 4/03/17 (a)	12,300	12,440,454
Fifth Third Bancorp
3.50%, 3/15/22	4,799	4,849,735
6.25%, 5/01/13	10	10,415
Goldman Sachs Group, Inc. (The)
5.00%, 10/01/14	16	16,682
5.25%, 7/27/21	4,160	4,225,803
5.625%, 1/15/17	10	10,489
5.75%, 1/24/22	10,595	11,184,124
6.00%, 6/15/20	12,435	13,275,221
7.50%, 2/15/19	9,490	10,822,415
HSBC Holdings PLC
4.00%, 3/30/22	12,850	13,343,414
5.10%, 4/05/21	7,522	8,397,937
JPMorgan Chase & Co.
4.40%, 7/22/20	3,465	3,654,639
4.50%, 1/24/22	10,135	10,917,604
4.75%, 5/01/13	5	5,155
5.375%, 1/15/14	50	53,044
6.125%, 6/27/17	50	55,656
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)	2,532	2,578,850
Macquarie Group Ltd.
4.875%, 8/10/17 (a)	10,787	10,812,554
Merrill Lynch & Co., Inc.
Series B
5.30%, 9/30/15	30	31,539
Morgan Stanley
4.75%, 4/01/14	65	65,572
5.50%, 7/24/20-7/28/21	14,189	13,933,435
6.625%, 4/01/18	11,725	12,259,285
7.25%, 4/01/32	15	15,933
National Capital Trust II
5.486%, 3/23/15 (a)	3,116	2,895,397
Nationwide Building Society
6.25%, 2/25/20 (a)	13,470	14,530,520
PNC Funding Corp.
5.125%, 2/08/20	5	5,783
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21	10,385	11,536,852
Santander US Debt SAU
2.991%, 10/07/13 (a)	13,400	12,884,917
Societe Generale SA
2.50%, 1/15/14 (a)	6,205	6,094,836
UFJ Finance Aruba AEC
6.75%, 7/15/13	2,366	2,494,980
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	5,567	4,558,042
Wachovia Corp.
5.50%, 5/01/13	12,875	13,378,142
Wells Fargo Bank NA
5.75%, 5/16/16	50	56,557

		327,153,513

	Principal Amount (000)	U.S. $ Value
Finance - 0.4%
General Electric Capital Corp.
4.65%, 10/17/21	4,942	5,488,219
5.625%, 5/01/18	20	22,991
HSBC Finance Corp.
6.676%, 1/15/21	110	119,099
SLM Corp.
7.25%, 1/25/22	6,825	7,217,438
Series A
5.375%, 1/15/13-5/15/14	8,690	8,961,370

		21,809,117

Insurance - 2.3%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16	3,185	3,672,213
Allstate Corp. (The)
6.125%, 5/15/37	10,496	10,338,560
American International Group, Inc.
6.40%, 12/15/20	5,975	6,760,575
Coventry Health Care, Inc.
5.95%, 3/15/17	2,515	2,852,704
6.125%, 1/15/15	965	1,052,545
6.30%, 8/15/14	7,810	8,489,439
Genworth Financial, Inc.
6.515%, 5/22/18	5,174	4,958,161
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	4,804	6,267,942
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	2,690	2,821,186
5.125%, 4/15/22	3,400	3,501,170
5.50%, 3/30/20	6,904	7,208,156
6.10%, 10/01/41	5	4,836
Humana, Inc.
6.30%, 8/01/18	1,210	1,406,712
6.45%, 6/01/16	1,105	1,256,661
7.20%, 6/15/18	2,380	2,860,022
Lincoln National Corp.
8.75%, 7/01/19	3,071	3,867,246
Markel Corp.
7.125%, 9/30/19	6,479	7,536,263
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	2,725	3,904,579
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	5,200	5,772,000
MetLife, Inc.
4.75%, 2/08/21	1,570	1,747,754
5.00%, 6/15/15	100	109,940
7.717%, 2/15/19	2,159	2,734,376
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	10,150	13,354,101
XL Group PLC
5.25%, 9/15/14	7,525	7,926,602
6.25%, 5/15/27	5	5,495

		110,409,238

	Principal Amount (000)	U.S. $ Value
Other Finance - 0.3%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)	4,965	5,049,439
ORIX Corp.
4.71%, 4/27/15	10,360	10,802,838

		15,852,277

REITS - 0.7%
ERP Operating LP
5.20%, 4/01/13	20	20,596
5.25%, 9/15/14	5	5,387
HCP, Inc.
5.375%, 2/01/21	12,821	14,177,500
Health Care REIT, Inc.
5.25%, 1/15/22	12,820	13,598,994
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	7,078	7,328,703
Simon Property Group LP
4.375%, 3/01/21	5	5,445

		35,136,625

		510,360,770

Utility - 3.5%
Electric - 1.5%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	5,615	6,042,453
Carolina Power & Light Co.
6.50%, 7/15/12	5	5,008
Constellation Energy Group, Inc.
5.15%, 12/01/20	5,530	6,121,384
Duke Energy Carolinas LLC
3.90%, 6/15/21	4	4,460
FirstEnergy Corp.
Series C
7.375%, 11/15/31	5,275	6,621,549
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	10,120	12,662,609
Nisource Finance Corp.
6.80%, 1/15/19	13,300	15,944,359
Pacific Gas & Electric Co.
4.50%, 12/15/41	4,825	5,104,464
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	5,805	6,048,183
TECO Finance, Inc.
4.00%, 3/15/16	2,925	3,130,002
5.15%, 3/15/20	3,625	4,143,415
Union Electric Co.
6.70%, 2/01/19	1,205	1,517,443
Wisconsin Energy Corp.
6.25%, 5/15/67	5,810	6,042,400

		73,387,729

	Principal Amount (000)	U.S. $ Value
Natural Gas - 2.0%
DCP Midstream LLC
5.35%, 3/15/20 (a)	3,019	3,294,819
Energy Transfer Partners LP
6.70%, 7/01/18	3,915	4,490,709
7.50%, 7/01/38	8,376	9,446,436
Enterprise Products Operating LLC
5.20%, 9/01/20	2,133	2,440,297
EQT Corp.
8.125%, 6/01/19	6,556	7,862,368
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	12,863	13,031,660
4.15%, 3/01/22	3,287	3,379,121
ONEOK, Inc.
4.25%, 2/01/22	12,180	12,755,602
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)	12,130	12,409,548
TransCanada PipeLines Ltd.
6.35%, 5/15/67	12,800	13,180,826
Williams Partners LP
5.25%, 3/15/20	10,223	11,486,113

		93,777,499

		167,165,228

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
Abu Dhabi National Energy Co.
4.125%, 3/13/17 (a)	3,719	3,938,462
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)	10,017	10,867,944
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21	9,495	10,233,436

		25,039,842

Total Corporates - Investment Grades (cost $1,258,799,960)		1,344,934,440

MORTGAGE PASS-THROUGHS - 26.4%
Agency Fixed Rate 30-Year - 21.5%
Federal Home Loan Mortgage Corp. Gold
4.50%, 11/01/39-4/01/41	86,274	92,143,493
5.00%, 8/01/33	12	12,532
5.50%, 4/01/38	34,850	37,839,665
Series 2007
4.50%, 1/01/37-3/01/37	5,609	5,983,323
5.50%, 7/01/35	6,796	7,451,216
Federal National Mortgage Association
3.50%, TBA	69,450	72,998,464
3.50%, 12/01/41	69,318	72,889,175
4.00%, 1/01/41-12/01/41	193,336	206,106,970
4.50%, TBA	70,465	75,584,719
5.50%, 11/01/33-6/01/38	60,818	66,287,169
6.00%, 3/01/31-4/01/40	73,161	80,308,243
6.50%, 8/01/31-8/01/34	33	37,191
Series 2003

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/33	12,746	13,842,824
5.50%, 4/01/33-7/01/33	23,677	26,081,576
Series 2004
5.00%, 4/01/34	5	5,919
5.50%, 4/01/34-11/01/34	20,421	22,462,897
6.00%, 9/01/34-10/01/34	11,062	12,286,155
Series 2005
4.50%, 8/01/35-9/01/35	23,872	25,602,677
5.50%, 2/01/35	18,744	20,634,033
6.00%, 4/01/35	3,981	4,430,873
Series 2006
5.00%, 2/01/36	30,088	32,582,667
5.50%, 4/01/36	4,557	4,982,857
6.00%, 10/01/31	11	12,072
Series 2007
4.50%, 9/01/35	18,349	19,700,347
5.00%, 7/01/36	8,418	9,123,563
6.00%, 3/01/37	68	74,693
Series 2008
5.50%, 12/01/35-3/01/37	36,922	40,369,036
6.00%, 3/01/37-5/01/38	64,515	71,100,852
Series 2010
6.00%, 2/01/40-4/01/40	18,435	20,223,208
Government National Mortgage Association
Series 1996
8.50%, 11/15/26	1	660

		1,041,159,069

Agency Fixed Rate 15-Year - 3.7%
Federal Home Loan Mortgage Corp. Gold
6.00%, 7/01/17	7	8,133
Federal National Mortgage Association
3.00%, TBA	48,330	50,633,224
4.50%, TBA	96,800	103,742,380
4.50%, 6/01/19-7/01/26	25,349	27,142,378

		181,526,115

Agency ARMs - 1.2%
Federal Home Loan Mortgage Corp.
2.935%, 5/01/35 (b)	5,468	5,863,083
3.811%, 5/01/38 (c)	20,670	21,595,121
3.815%, 9/01/37 (c)	11,564	12,279,433
Series 2006
2.338%, 3/01/34 (c)	3,611	3,807,393
2.965%, 12/01/36 (b)	3	3,103
Series 2007
3.269%, 3/01/37 (b)	3	3,484
Federal National Mortgage Association
Series 2007
2.336%, 3/01/34 (c)	5,067	5,336,283
3.004%, 8/01/37 (c)	4,634	4,969,631

	Principal Amount (000)	U.S. $ Value
5.972%, 10/01/37 (b)	3,342	3,509,317

		57,366,848

Total Mortgage Pass-Throughs (cost $1,238,679,259)		1,280,052,032

GOVERNMENTS - TREASURIES - 19.1%
United States - 19.1%
U.S. Treasury Bonds
3.00%, 5/15/42	26,925	28,199,737
4.50%, 2/15/36	58,645	78,767,566
4.625%, 2/15/40 (d)	98,313	135,994,920
4.75%, 2/15/37	5	6,970
U.S. Treasury Notes
0.875%, 11/30/16-1/31/17	90,685	91,545,964
1.00%, 8/31/16-3/31/17	338,470	343,706,542
1.50%, 6/30/16	41,295	42,779,060
1.75%, 1/31/14-5/15/22	30,995	31,247,051
2.00%, 11/15/21	92,878	96,295,632
2.625%, 7/31/14-4/30/16	72,255	77,899,457

Total Governments - Treasuries (cost $875,871,698)		926,442,899

AGENCIES - 9.8%
Agency Debentures - 8.6%
Federal Farm Credit Bank
0.295%, 4/26/13 (b)	100	100,104
0.305%, 6/26/13 (b)	64,000	64,082,112
Federal National Mortgage Association
0.265%, 11/23/12 (b)	120,665	120,650,495
4.375%, 10/15/15	125	140,303
6.25%, 5/15/29	9,730	14,011,569
6.625%, 11/15/30	74,395	112,867,928
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20	119,840	104,423,423

		416,275,934

Agency Subordinated - 1.2%
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22	57,697	59,211,777

Total Agencies (cost $433,323,362)		475,487,711

ASSET-BACKED SECURITIES - 9.7%
Autos - Fixed Rate - 4.4%
Ally Auto Receivables Trust
Series 2011-5, Class A2
0.80%, 6/16/14	16,579	16,590,233
Series 2012-1, Class A2
0.71%, 9/15/14	13,928	13,934,234
Ally Master Owner Trust
Series 2010-3, Class A
2.88%, 4/15/15 (a)	4,734	4,801,870
AmeriCredit Automobile Receivables Trust

	Principal Amount (000)		U.S. $ Value
Series 2011-4, Class A2
0.92%, 3/09/15		7,354	7,364,268
Series 2011-5, Class A2
1.19%, 8/08/15		5,445	5,462,747
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		7,960	7,955,548
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 6/15/16		6,305	6,301,087
Series 2012-1, Class A3
0.89%, 9/15/16		6,060	6,064,583
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16 (a)		8,534	8,553,607
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	18,428	18,155,227
Ford Credit Auto Lease Trust
Series 2011-B, Class A2
0.82%, 1/15/14	U.S.$	17,572	17,589,344
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17		8,095	8,124,740
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (a)		15,629	15,645,879
Series 2012-A, Class A2
0.66%, 4/15/14		15,388	15,389,366
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (a)		14,671	14,670,572
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		11,175	11,178,899
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (a)		15,980	16,004,512
Santander Drive Auto Receivables Trust
Series 2012-4, Class A2
0.79%, 8/17/15		9,060	9,059,426
Volkswagen Auto Lease Trust
Series 2011-A, Class A2
1.00%, 2/20/14		12,520	12,545,653

			215,391,795

Credit Cards - Floating Rate - 2.5%
American Express Credit Account Master Trust
Series 2011-1, Class A
0.412%, 4/17/17 (b)		26,220	26,250,247
Chase Issuance Trust
Series 2012-A1, Class A1
0.342%, 5/16/16 (b)		47,665	47,660,519
Discover Card Master Trust
Series 2009-A2, Class A

	Principal Amount (000)	U.S. $ Value
1.542%, 2/17/15 (b)	5,400	5,407,131
Series 2010-A1, Class A1
0.892%, 9/15/15 (b)	5,823	5,846,214
GE Capital Credit Card Master Note Trust
Series 2012-4, Class A
0.543%, 6/15/18 (b)	12,195	12,195,034
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.942%, 2/15/17 (a)(b)	12,465	12,471,542
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.813%, 3/18/14 (a)(b)	14,404	14,413,868

		124,244,555

Autos - Floating Rate - 1.4%
Ford Credit Floorplan Master Owner Trust
Series 2012-1, Class A
0.712%, 1/15/16 (b)	23,981	24,053,286
GE Dealer Floorplan Master Note Trust
Series 2012-2, Class A
0.994%, 4/22/19 (b)	18,180	18,179,996
Nissan Master Owner Trust Receivables
Series 2012-A, Class A
0.712%, 5/15/17 (b)	25,614	25,679,749

		67,913,031

Other ABS - Fixed Rate - 0.8%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (a)	7,103	7,104,529
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	7,850	7,873,134
Series 2012-A, Class A3
0.94%, 5/15/17	9,614	9,644,785
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15	5,442	5,453,833
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (a)	8,033	8,047,688

		38,123,969

Credit Cards - Fixed Rate - 0.3%
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17	6,972	6,989,173
Series 2012-A3, Class A3
0.86%, 11/15/17	8,266	8,275,592

		15,264,765

	Principal Amount (000)	U.S. $ Value
Home Equity Loans - Floating Rate - 0.2%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE3, Class M1
0.695%, 4/25/37 (b)(e)	10,375	162,495
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.504%, 1/20/35 (b)	2,596	2,378,550
Morgan Stanley Structured Trust
Series 2007-1, Class A2
0.435%, 6/25/37 (b)	9,105	5,253,617
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.475%, 2/25/37 (b)(e)	4,530	37,851
RASC Trust
Series 2003-KS3, Class A2
0.845%, 5/25/33 (b)	205	161,606

		7,994,119

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.37%, 12/25/32	1,726	1,516,213
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	1,719	1,565,918

		3,082,131

Total Asset-Backed Securities (cost $491,173,721)		472,014,365

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.0%
Non-Agency Fixed Rate CMBS - 5.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47	10	11,066
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4
5.901%, 9/11/38	18,895	21,463,152
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	10	11,234
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37	4,370	4,563,397
Series 2005-C1, Class A4
5.014%, 2/15/38	13,795	14,949,117
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.008%, 6/15/38	26,360	29,869,834
Greenwich Capital Commercial Funding Corp.

	Principal Amount (000)	U.S. $ Value
Series 2005-GG3, Class A4
4.799%, 8/10/42	5,840	6,294,504
Series 2007-GG9, Class A4
5.444%, 3/10/39	22,705	25,187,315
GS Mortgage Securities Corp. II
Series 2012-GCJ7, Class A4
3.377%, 5/10/45	24,035	24,546,801
JP Morgan Chase Commercial Mortgage
Securities Corp.
Series 2004-C2, Class A2
5.261%, 5/15/41	7,211	7,465,333
Series 2006-CB14, Class A4
5.481%, 12/12/44	6,750	7,526,311
Series 2006-CB16, Class A4
5.552%, 5/12/45	21,000	23,701,440
Series 2007-LD11, Class A4
6.009%, 6/15/49	15,940	17,498,996
Series 2007-LD12, Class A4
5.882%, 2/15/51	13,115	14,882,718
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)	9,948	10,288,208
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.367%, 3/15/36	35	36,595
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	924	937,729
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
6.093%, 6/12/46	11,735	13,302,409
Series 2007-9, Class A4
5.70%, 9/12/49	21,260	23,342,141
Morgan Stanley Capital I
Series 2007-HQ13, Class A1
5.357%, 12/15/44	413	412,845
UBS Barclays Commercial Mortgage Trust
Series 2007-C2, Class A4
3.525%, 5/10/63	13,520	13,422,652
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A2
3.24%, 3/15/44 (a)	15,288	16,146,295

		275,860,092

Non-Agency Floating Rate CMBS - 0.3%
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
6.007%, 5/15/46 (b)	7,570	8,368,073
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.476%, 3/06/20 (a)(b)	5,835	5,779,427

		14,147,500

Total Commercial Mortgage-Backed Securities (cost $275,540,314)		290,007,592

	Principal Amount (000)	U.S. $ Value
QUASI-SOVEREIGNS - 1.3%
Quasi-Sovereign Bonds - 1.3%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)	8,297	8,670,365

Kazakhstan - 0.2%
KazMunayGas National Co.
7.00%, 5/05/20 (a)	7,742	8,787,170

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	12,990	14,927,433

Mexico - 0.1%
Petroleos Mexicanos
5.50%, 6/27/44 (a)	4,596	4,699,410

South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17 (a)(f)	12,315	12,557,864

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)	12,650	13,156,000

Total Quasi-Sovereigns (cost $58,398,079)		62,798,242

CORPORATES - NON-INVESTMENT GRADES - 1.1%
Industrial - 0.8%
Basic - 0.1%
LyondellBasell Industries NV
5.75%, 4/15/24 (a)	6,074	6,447,370

Capital Goods - 0.3%
Ball Corp.
5.00%, 3/15/22	7,485	7,784,400
BE Aerospace, Inc.
5.25%, 4/01/22	7,875	8,111,250

		15,895,650

Consumer Cyclical - Other - 0.3%
Host Hotels & Resorts LP
5.25%, 3/15/22 (a)	4,960	5,084,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22 (a) (f)	7,490	7,433,825

		12,517,825

Consumer Cyclical - Retailers - 0.0%
Dollar General Corp.
4.125%, 7/15/17	2,031	2,058,926

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22	3,528	3,664,710

		40,584,481

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 0.2%
Banking - 0.2%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	2,695	2,250,944
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	5,885	4,943,400
Royal Bank of Scotland Group PLC
5.00%, 10/01/14		5	5,019

			7,199,363

Utility - 0.1%
Electric - 0.1%
CMS Energy Corp.
5.05%, 3/15/22		3,988	4,136,505

Total Corporates - Non-Investment Grades (cost $46,975,026)			51,920,349

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Indonesia - 0.3%
Indonesia Government International Bond
5.25%, 1/17/42 (a)(f)		12,420	12,994,425

Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15		3	3,167

Qatar - 0.2%
State of Qatar
4.50%, 1/20/22 (a)		11,649	12,854,672

Russia - 0.1%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (a)		4,802	5,765,023

Total Governments - Sovereign Bonds (cost $28,518,844)			31,617,287

INFLATION-LINKED SECURITIES - 0.6%
United States - 0.6%
U.S. Treasury Inflation Index 3.00%, 7/15/12 (TIPS) (cost $29,832,006)		29,757	29,768,441

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
5.75%, 3/01/17		10	11,557
7.625%, 3/01/40		12,895	16,671,172

Total Local Governments - Municipal Bonds (cost $13,171,633)			16,682,729

	Principal Amount (000)	U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
Non-Agency Fixed Rate - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.771%, 5/25/35	6,384	5,574,583

Non-Agency Floating Rate - 0.1%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.147%, 12/25/35 (b)	3,373	1,868,600

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.805%, 5/28/35	1,605	1,109,418

Total Collateralized Mortgage Obligations (cost $11,285,796)		8,552,601

BANK LOANS - 0.2%
Industrial - 0.2%
Consumer Cyclical - Other - 0.0%
November 2005 Land Investors, LLC (North Las Vegas Consortium)
7.25%, 4/30/10 (b)(e)(g)(h)	1,038	0

Energy - 0.0%
GBGH, LLC (US Energy)
6.00%, 6/09/13 (b)(e)(g)	1,189	89,207
14.00%, 6/09/14 (b)(e)(g)(i)	506	0

		89,207

Technology - 0.2%
IPC Systems, Inc.
5.50%, 6/01/15 (b)	2,000	1,640,000
Lawson Software, Inc. (fka SoftBrands, Inc.)
6.25%, 4/05/18 (b)	6,425	6,448,066

		8,088,066

Total Bank Loans (cost $9,583,682)		8,177,273

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Finance - 0.1%
Citigroup Capital XII 8.50% (cost $5,250,000)	210,000	5,276,250

WARRANTS - 0.0%
GBGH, LLC, expiring 6/09/19 (e)(g)(j) (cost $0)	2,384	0

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.6%
Time Deposit - 1.2%
State Street Time Deposit
0.01%, 7/02/12 (cost $58,090,295)	58,090	58,090,295

Repurchase Agreements - 2.4%
HSBC Securities New York 0.16%, dated 6/26/12 due 7/03/12 in the amount of $115,003,578 (collateralized by $106,275,000 U.S. Treasury Note, 2.625% due 11/15/20, value $116,811,210)	115,000	115,000,000

Total Short-Term Investments (cost $173,090,295)		173,090,295

Total Investments - 106.8% (cost $4,949,493,675) (k)		5,176,822,506
Other assets less liabilities - (6.8)% (l)		(331,577,531)

Net Assets - 100.0%		$4,845,244,975

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr Futures	196	September 2012	$43,174,085	$43,156,750	$17,335

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Royal Bank of Canada:
Canadian Dollar settling 8/10/12	18,364	$17,903,859	$18,022,468	$(118,609)
Royal Bank of Scotland:
Euro settling 8/03/12	4,115	5,206,069	5,208,988	(2,919)

				$(121,528)

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank NA	$50,590	1/30/17	1.059%	3 Month LIBOR	$(539,853)
JPMorgan Chase Bank NA	56,630	2/7/22	2.043%	3 Month LIBOR	(1,940,412)

					$(2,480,265)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity		U.S. $ Value at June 30, 2012
Credit Suisse First Boston †	(0.15	)%*	– 0	–	$8,310,967
ING Bank Amsterdam †	(0.25	)%*	– 0	–	1,709,829
Nomura Securities †	(0.25	)%*	– 0	–	1,012,310

					$11,033,106

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2012
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate market value of these securities amounted to $503,571,097 or 10.4% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2012.
(c)	Variable rate coupon, rate shown as of June 30, 2012.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $2,877,224
(e)	Illiquid security.
(f)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $10,924,846
(g)	Fair valued.
(h)	Security is in default and is non-income producing.
(i)	Pay-In-Kind Payments (PIK).
(j)	Non-income producing security.
(k)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $257,875,852 and gross unrealized depreciation of investments was $(30,547,021), resulting in net unrealized appreciation of $227,328,831.
(l)	An amount of U.S. $53,900 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2012.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$2,795,350		$1,342,139,090		$	– 0	–	$1,344,934,440
Mortgage Pass-Throughs	– 0	–	1,280,052,032			– 0	–	1,280,052,032
Governments - Treasuries	– 0	–	926,442,899			– 0	–	926,442,899
Agencies	– 0	–	475,487,711			– 0	–	475,487,711
Asset-Backed Securities	– 0	–	404,634,150			67,380,215		472,014,365
Commercial Mortgage-Backed Securities	– 0	–	235,018,955			54,988,637		290,007,592
Quasi-Sovereigns	– 0	–	62,798,242			– 0	–	62,798,242
Corporates - Non-Investment Grades	– 0	–	51,920,349			– 0	–	51,920,349
Governments - Sovereign Bonds	– 0	–	31,617,287			– 0	–	31,617,287
Inflation-Linked Securities	– 0	–	29,768,441			– 0	–	29,768,441
Local Governments - Municipal Bonds	– 0	–	16,682,729			– 0	–	16,682,729
Collateralized Mortgage Obligations	– 0	–	– 0	–		8,552,601		8,552,601
Bank Loans	– 0	–	– 0	–		8,177,273		8,177,273
Preferred Stocks	5,276,250		– 0	–		– 0	–	5,276,250
Warrants	– 0	–	– 0	–		– 0	–^	– 0	–
Short-Term Investments:
Time Deposit	– 0	–	58,090,295			– 0	–	58,090,295
Repurchase Agreement	– 0	–	115,000,000			– 0	–	115,000,000

Total Investments in Securities	8,071,600		5,029,652,180			139,098,726		5,176,822,506
Other Financial Instruments* :
Assets:
Futures Contracts	17,335		– 0	–		– 0	–	17,335
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(121,528)			– 0	–	(121,528)
Interest Rate Swap Contracts	– 0	–	(2,480,265)			– 0	–	(2,480,265)

Total	$8,088,935		$5,027,050,387			$139,098,726		$5,174,238,048

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities			Collateralized Mortgage Obligations
Balance as of 9/30/11	$34,842,778			$5,647,349			$16,233,220
Accrued discounts/(premiums)	1,673			(46,721)			1,517
Realized gain (loss)	(2,954,846)			– 0	–		(5,776,208)
Change in unrealized appreciation/depreciation	2,780,362			290,083			6,428,110
Purchases	42,928,522			49,097,926			– 0	–
Sales	(10,218,274)			– 0	–		(9,468,975)
Transfers in to Level 3	– 0	–		– 0	–		1,134,937
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 6/30/12	$67,380,215			$54,988,637			$8,552,601

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$1,605,009			$290,083			$29,392

	Bank Loans		Common Stocks			Warrants^
Balance as of 9/30/11	$13,056,540		$	– 0	–	$	– 0	–
Accrued discounts/(premiums)	138,779			– 0	–		– 0	–
Realized gain (loss)	(540,090)			(81,903)
Change in unrealized appreciation/depreciation	1,179,846			81,903
Purchases	9,486,037			– 0	–		– 0	–
Sales	(15,143,839)			– 0	–		– 0	–
Transfers in to Level 3	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 6/30/12	$8,177,273		$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$(1,238,013)		$	– 0	–	$	– 0	–

	Total
Balance as of 9/30/11	$69,779,887
Accrued discounts/(premiums)	95,248
Realized gain (loss)	(9,353,047)
Change in unrealized appreciation/depreciation	10,760,304
Purchases	101,512,485
Sales	(34,831,088)
Transfers in to Level 3	1,134,937
Transfers out of Level 3	– 0	–

Balance as of 6/30/12	$139,098,726

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$686,471

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements			Range
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input
Asset-backed Securities	$67,380,215	Discounted Cash Flow	Loss Severity	0-96%
			Constant Prepayment Rate	0.5-20% CPP
			Probability of Default	0-13% CDR
			Yield	0.69566-11%
Commercial Mortgage-Backed Securities	$54,988,637	Discounted Cash Flow	Yield	3.498%-4.612%
			Spread over Treasury	2.55-4.25%
		Broker Quotes	Market Quotes	$110.542569

Glossary:

CPP	-	Constant Percent Prepayment
CDR	-	Constant Default Rate

Asset-Backed Securities, Commercial Mortgage-Backed Securities and Collateralized Mortgage Obligations

Within the non-Agency Mortgage Backed (RMBS and CMO) as well as the non-Credit Card or non-Auto Loan backed Asset Backed Securities, due to the relative illiquidity of these markets, the inability of the Fund to observe trading activity in the markets, and the broker quotes not being indicative to trade, the Fund has determined securities in these sectors generally warrant a Level 3 classification.

Because of the wide range of spreads and relatively low trading activity of similar securities, the Fund’s Valuation Committee engages in a regular review process of such securities which meets as often as daily, and involves (as needed) participation from the Mortgage Trading Desk, Fixed Income Research, Risk, Pricing Group, Fund Accounting and Legal. The Fund’s Pricing Group gathers prices from Pricing Direct and IDC (and other vendors as deemed appropriate over time) and from major recognized brokers who make a market in these instruments. The Fund’s trading desk reports on trading activity and engages in dialogue with the trading personnel at the brokers. This review covers the entire portfolio of securities in this sector.

Because the Fund has declared these instruments as Level 3 (due to wide spreads, low quality ratings, and relatively low trading activity), significant inputs (including Constant Prepayment Rate (“CPR”), Loss Severity, and Probability of Default) generally considered observable are deemed unobservable in these asset classes. The Fund’s Valuation Committee periodically reviews these asset classes (as a standing practice) to confirm that the status remains unchanged.

The significant unobservable inputs used in the fair value measurement of the Fund’s Collateralized Mortgage Obligation Securities are CPR, Loss Severity, and Probability of Default. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on the non-rated instruments.

Sanford C. Bernstein Fund, Inc. -

Short Duration Plus Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 36.1%
United States - 36.1%
U.S. Treasury Notes
0.25%, 4/30/14-5/31/14	U.S.$	33,000	$32,959,664
0.375%, 7/31/13-6/15/15		40,970	40,999,421
0.625%, 4/30/13		24,155	24,233,311
0.875%, 4/30/17		9,245	9,315,059
1.00%, 9/30/16-10/31/16		13,992	14,207,130
1.375%, 1/15/13		45,108	45,395,303
3.125%, 8/31/13		7,640	7,892,777
3.375%, 7/31/13		30,160	31,169,666

Total Governments - Treasuries (cost $205,846,431)			206,172,331

MORTGAGE PASS-THROUGHS - 25.3%
Agency Fixed Rate 15-Year - 10.5%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25		2,545	2,727,932
Series 2011
3.50%, 6/01/26		4,984	5,245,756
Federal National Mortgage Association
3.00%, TBA		17,550	18,386,366
3.50%, 3/01/26-9/01/26		28,030	29,622,397
6.00%, 12/01/21		43	47,689
Series 2000
7.50%, 3/01/15		41	43,262
Series 2001
6.00%, 11/01/16-12/01/16		355	379,188
Series 2002
6.00%, 2/01/17		252	271,249
8.00%, 8/01/16		95	101,727
Series 2012
3.00%, 3/01/27		2,878	3,019,931

			59,845,497

Agency Fixed Rate 30-Year - 9.1%
Federal Home Loan Mortgage Corp. Gold
Series 2009
5.50%, 10/01/39		2,932	3,193,525
Federal National Mortgage Association
4.50%, 8/01/39-4/01/41		5,299	5,825,272
5.50%, 5/01/39		2,926	3,193,378
6.00%, 2/01/37-4/01/40		19,280	21,197,987
Series 2008
5.50%, 6/01/38		7,089	7,715,379
6.00%, 5/01/38		9,164	10,067,286
Series 2010
6.00%, 4/01/40		765	838,819
Government National Mortgage Association
Series 2002
7.50%, 3/15/32		219	255,612

			52,287,258

	Principal Amount (000)	U.S. $ Value
Agency ARMs - 5.7%
Federal Home Loan Mortgage Corp.
2.995%, 6/01/37 (a)	7,752	8,328,352
Series 2005
2.895%, 5/01/35 (a)	1,332	1,428,064
Federal National Mortgage Association
2.387%, 6/01/42 (a)	3,789	3,925,128
2.397%, 1/01/36 (a)	1,534	1,634,804
2.454%, 5/01/42 (a)	6,567	6,819,494
Series 2003
2.78%, 12/01/33 (a)	303	324,873
Series 2005
2.317%, 2/01/35 (b)	1,855	1,952,792
2.744%, 10/01/35 (a)	2,212	2,372,835
Series 2006
2.518%, 1/01/36 (a)	3,304	3,515,332
2.794%, 7/01/36 (a)	1,165	1,249,839
Series 2007
2.091%, 1/01/37 (b)	10	10,087
Series 2009
2.801%, 7/01/38 (a)	824	873,671

		32,435,271

Total Mortgage Pass-Throughs (cost $143,397,565)		144,568,026

ASSET-BACKED SECURITIES - 15.7%
Autos - Fixed Rate - 7.1%
Ally Auto Receivables Trust
Series 2011-5, Class A2
0.80%, 6/16/14	2,280	2,281,817
Series 2012-1, Class A2
0.71%, 9/15/14	1,848	1,848,827
Series 2012-A, Class C
2.40%, 11/15/17 (c)	1,455	1,461,117
AmeriCredit Automobile Receivables Trust
Series 2012-2, Class A3
1.05%, 10/11/16	2,140	2,141,966
Bank of America Auto Trust
Series 2009-2A, Class A4
3.03%, 10/15/16 (c)	3,051	3,079,198
Series 2012-1, Class A4
1.03%, 12/15/16	990	989,446
Series 2012-1, Class C
2.09%, 7/17/17	2,510	2,511,444
BMW Vehicle Lease Trust
Series 2011-1, Class A2
0.64%, 4/22/13	974	974,074
BMW Vehicle Owner Trust
Series 2010-A, Class A3
1.39%, 4/25/14	959	962,156
CarMax Auto Owner Trust
Series 2010-1, Class A3
1.56%, 7/15/14	1,101	1,104,652

	Principal Amount (000)		U.S. $ Value
Chrysler Financial Auto Securitization Trust
Series 2009-A, Class A3
2.82%, 1/15/16		225	225,599
Ford Auto Securitization Trust
Series 2011-R3A, Class A1
1.708%, 8/15/13 (c)	CAD	793	789,168
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 9/15/13	U.S.$	1,953	1,954,111
Hyundai Auto Lease Securitization Trust 2011-A
Series 2011-A, Class A2
0.69%, 11/15/13 (c)		900	900,429
Mercedes-Benz Auto Lease Trust
Series 2011-1A, Class A2
0.79%, 4/15/13 (c)		95	94,743
Series 2011-B, Class A2
0.90%, 1/15/14 (c)		2,117	2,119,591
Series 2012-A, Class A2
0.66%, 4/15/14		1,881	1,881,167
Mercedes-Benz Auto Receivables Trust
Series 2009-1, Class A4
2.43%, 3/15/16		31	31,353
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (c)		1,739	1,738,949
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		1,375	1,375,480
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 7/15/14		1,470	1,472,564
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A2
0.92%, 2/20/14 (c)		2,342	2,343,545
Santander Drive Auto Receivables Trust
Series 2012-3, Class A2
0.83%, 4/15/15		2,040	2,039,972
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (c)		1,678	1,679,215
Toyota Auto Receivables Owner Trust
Series 2010-A, Class A3
1.27%, 12/16/13		1,402	1,404,802
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A2
0.61%, 10/20/14		1,618	1,618,440
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15		1,730	1,730,933

			40,754,758

	Principal Amount (000)	U.S. $ Value
Autos - Floating Rate - 3.4%
BMW Floorplan Master Owner Trust
Series 2009-1A, Class A
1.392%, 9/15/14 (b)(c)	2,340	2,345,134
Ford Credit Floorplan Master Owner Trust
Series 2010-1, Class A
1.892%, 12/15/14 (b)(c)	3,385	3,406,299
Series 2012-1, Class A
0.712%, 1/15/16 (b)	3,073	3,082,263
GE Dealer Floorplan Master Note Trust
Series 2009-2A, Class A
1.792%, 10/20/14 (b)(c)	2,879	2,890,103
Series 2012-2, Class A
0.994%, 4/22/19 (b)	2,340	2,340,000
Hyundai Floorplan Master Owner Trust
Series 2009-1A, Class A
1.492%, 11/17/14 (b)(c)	1,985	1,989,682
Nissan Master Owner Trust Receivables
Series 2012-A, Class A
0.712%, 5/15/17 (b)	3,035	3,042,791
Wheels SPV LLC
Series 2009-1, Class A
1.792%, 3/15/18 (b)(c)	383	383,192

		19,479,464

Credit Cards - Floating Rate - 2.8%
Chase Issuance Trust
Series 2011-A3, Class A3
0.362%, 12/15/15 (b)	3,640	3,641,867
Discover Card Master Trust
Series 2009-A2, Class A
1.542%, 2/17/15 (b)	635	635,839
Series 2010-A1, Class A1
0.892%, 9/15/15 (b)	3,271	3,284,040
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A
0.792%, 1/15/17 (b)	1,465	1,473,463
Series 2011-2, Class A
0.722%, 5/15/19 (b)	2,565	2,578,811
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.942%, 2/15/17 (b)(c)	1,520	1,520,798
Penarth Master Issuer PLC
Series 2010-2A, Class A2
0.994%, 12/18/14 (b)(c)	1,230	1,232,265
Series 2012-1A, Class A1
0.813%, 3/18/14 (b)(c)	1,692	1,693,159

		16,060,242

Other ABS - Fixed Rate - 1.2%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	1,977	1,982,723

	Principal Amount (000)	U.S. $ Value
GE Equipment Small Ticket LLC
Series 2011-1A, Class A2
0.88%, 8/21/13 (c)	822	822,266
GE Equipment Transportation LLC
Series 2012-1, Class A3
0.99%, 11/23/15	3,175	3,176,017
John Deere Owner Trust
Series 2011-A, Class A2
0.64%, 6/16/14	807	807,437

		6,788,443

Credit Cards - Fixed Rate - 1.0%
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17	927	929,283
Series 2012-A3, Class A3
0.86%, 11/15/17	951	952,104
GE Capital Credit Card Master Note Trust
Series 2012-1, Class A
1.03%, 1/15/18	3,585	3,607,631

		5,489,018

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	680	619,438
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (d)(e)	13	0

		619,438

Home Equity Loans - Floating Rate - 0.1%
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.524%, 1/20/36 (b)	445	381,469

Total Asset-Backed Securities (cost $89,647,488)		89,572,832

CORPORATES - INVESTMENT GRADES - 9.6%
Industrial - 8.7%
Capital Goods - 1.3%
Caterpillar Financial Services Corp.
1.375%, 5/20/14	3,555	3,598,549
Eaton Corp.
0.798%, 6/16/14 (b)	1,812	1,817,539
General Dynamics Corp.
5.25%, 2/01/14	1,825	1,957,110

		7,373,198

Communications - Telecommunications - 1.2%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	3,170	3,393,587
Verizon Communications, Inc.
1.25%, 11/03/14	2,645	2,677,541
1.95%, 3/28/14	880	899,406

		6,970,534

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.9%
American Honda Finance Corp.
2.375%, 3/18/13 (c)	2,859	2,893,451
Volkswagen International Finance NV
1.625%, 3/22/15 (c)	2,120	2,127,344

		5,020,795

Consumer Cyclical - Entertainment - 0.3%
Walt Disney Co. (The)
4.50%, 12/15/13	1,762	1,865,519

Consumer Cyclical - Retailers - 0.9%
Target Corp.
0.499%, 1/11/13 (b)	4,916	4,920,213

Consumer Non-Cyclical - 1.7%
Baxter International, Inc.
1.80%, 3/15/13	946	954,077
Bottling Group LLC
5.00%, 11/15/13	1,703	1,798,518
Eli Lilly & Co.
4.20%, 3/06/14	1,885	1,999,299
GlaxoSmithKline Capital, Inc.
4.85%, 5/15/13	1,316	1,366,180
Novartis Capital Corp.
4.125%, 2/10/14	1,895	2,000,516
Sanofi
1.625%, 3/28/14	1,835	1,865,861

		9,984,451

Energy - 0.7%
Chevron Corp.
3.95%, 3/03/14	1,915	2,020,340
ConocoPhillips
4.75%, 2/01/14	1,767	1,876,798

		3,897,138

Technology - 1.7%
Cisco Systems, Inc.
1.625%, 3/14/14	3,635	3,704,039
2.90%, 11/17/14	250	262,910
Hewlett-Packard Co.
2.95%, 8/15/12	900	901,694
Oracle Corp.
4.95%, 4/15/13	1,344	1,391,692
Texas Instruments, Inc.
1.375%, 5/15/14	3,550	3,589,206

		9,849,541

		49,881,389

	Principal Amount (000)	U.S. $ Value
Financial Institutions - 0.9%
Banking - 0.3%
UnionBanCal Corp.
5.25%, 12/16/13	1,545	1,623,838

Finance - 0.6%
General Electric Capital Corp.
1.875%, 9/16/13	3,286	3,320,273

		4,944,111

Total Corporates - Investment Grades (cost $54,116,278)		54,825,500

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.0%
Non-Agency Fixed Rate CMBS - 3.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-6, Class A2
5.309%, 10/10/45	10	9,932
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	243	247,428
Series 2007-LDPX, Class A2S
5.305%, 1/15/49	9	8,711
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)	1,239	1,281,166
Series 2011-C3, Class A1
1.875%, 2/15/46 (c)	2,889	2,914,894
Series 2011-C4, Class A1
1.525%, 7/15/46 (c)	1,288	1,298,080
Series 2012-C6, Class A1
1.031%, 5/15/45	1,661	1,662,405
Series 2012-CBX, Class A1
0.958%, 6/15/45	2,865	2,866,112
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	1,437	1,458,370
Morgan Stanley Capital I, Inc.
Series 2011-C1, Class A1
2.602%, 9/15/47 (c)	2,941	3,014,800
Series 2011-C2, Class A1
1.48%, 6/15/44 (c)	2,757	2,772,857
RBSCF Trust
Series 2010-MB1, Class A1
2.367%, 4/15/24 (c)	2,691	2,740,498
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1
2.501%, 2/15/44 (c)	1,283	1,309,444

		21,584,697

Non-Agency Floating Rate CMBS - 0.7%
Commercial Mortgage Pass Through Certificates
Series 2007-FL14, Class C
0.542%, 6/15/22 (b)(c)	997	903,010

	Principal Amount (000)	U.S. $ Value
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.712%, 10/15/21 (b)(c)	2,000	1,773,736
Series 2007-TFLA, Class A2
0.362%, 2/15/22 (b)(c)	1,568	1,426,642

		4,103,388

Agency CMBS - 0.5%
Government National Mortgage Association
Series 2006-51
0.666%, 8/16/46 (f)	6,215	151,833
NCUA Guaranteed Notes
Series 2010-C1, Class A1
1.60%, 10/29/20	2,655	2,691,032

		2,842,865

Total Commercial Mortgage-Backed Securities (cost $28,961,084)		28,530,950

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.8%
Agency Fixed Rate - 2.7%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24	6,933	7,138,686
Federal National Mortgage Association
Series 2010-9, Class EA
3.50%, 1/25/24	3,630	3,771,874
Series 2011-39, Class DA
3.50%, 7/25/24	4,472	4,644,220

		15,554,780

Agency Floating Rate - 0.9%
Freddie Mac Reference REMIC
Series R008, Class FK
0.642%, 7/15/23 (b)	109	108,605
NCUA Guaranteed Notes
Series 2010-R3, Class 1A
0.80%, 12/08/20 (b)	4,753	4,770,729

		4,879,334

Non-Agency Floating Rate - 0.2%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.66%, 2/25/42 (b)(c)	1,165	968,281

Non-Agency Fixed Rate - 0.0%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	285	284,685

Total Collateralized Mortgage Obligations (cost $21,923,137)		21,687,080

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 2.3%
United States - 2.3%
U.S. Treasury Inflation Index
1.875%, 7/15/13 (TIPS)	3,049	3,121,922
2.00%, 1/15/14 (TIPS)	6,036	6,267,017
3.00%, 7/15/12 (TIPS)	3,451	3,452,492

Total Inflation-Linked Securities (cost $12,920,599)		12,841,431

GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Netherlands - 0.6%
Achmea Hypotheekbank NV 0.816%, 11/03/14 (b)(c) (cost $3,414,264)	3,415	3,391,747

SHORT-TERM INVESTMENTS - 0.4%
Commercial Paper - 0.4%
Vodafone Group PLC Zero Coupon, 7/09/12 (cost $2,314,505)	2,315	2,314,505

Total Investments - 98.8% (cost $562,541,351) (g)		563,904,402
Other assets less liabilities - 1.2% (h)		6,576,902

Net Assets - 100.0%		$570,481,304

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	661	September 2012	$145,615,791	$145,543,937	$(71,854)
U.S. T-Note 5 Yr Futures	261	September 2012	32,322,669	32,355,844	33,175
Sold Contracts
U.S. T-Note 10 Yr Futures	132	September 2012	17,513,705	17,605,500	(91,795)

					$(130,474)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG London:
Canadian Dollar settling 8/10/12	803	$782,968	$787,955	$(4,987)

(a)	Variable rate coupon, rate shown as of June 30, 2012.

(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2012.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate market value of these securities amounted to $59,304,803 or 10.4% of net assets.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of June 30, 2012, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$13,205	$0	0.00%

(e)	Fair valued.
(f)	IO - Interest Only
(g)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,704,170 and gross unrealized depreciation of investments was $(1,341,119), resulting in net unrealized appreciation of $1,363,051.
(h)	An amount of U.S. $249,785 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2012.

Currency Abbreviations:

CAD	-	Canadian Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
NCUA	-	National Credit Union Administration
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc. -

Short Duration Plus Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$206,172,331		$	– 0	–	$206,172,331
Mortgage Pass-Throughs		– 0	–	144,568,026			– 0	–	144,568,026
Asset-Backed Securities		– 0	–	79,443,482			10,129,350		89,572,832
Corporates - Investment Grades		– 0	–	54,825,500			– 0	–	54,825,500
Commercial Mortgage-Backed Securities		– 0	–	18,938,834			9,592,116		28,530,950
Collateralized Mortgage Obligations		– 0	–	– 0	–		21,687,080		21,687,080
Inflation-Linked Securities		– 0	–	12,841,431			– 0	–	12,841,431
Governments - Sovereign Agencies		– 0	–	3,391,747			– 0	–	3,391,747
Short-Term Investments		– 0	–	2,314,505			– 0	–	2,314,505

Total Investments in Securities		– 0	–	522,495,856			41,408,546		563,904,402
Other Financial Instruments* :
Assets:
Futures Contracts		33,175		– 0	–		– 0	–	33,175
Liabilities:
Futures Contracts		(163,649)		– 0	–		– 0	–	(163,649)
Forward Currency Exchange Contracts		– 0	–	(4,987)			– 0	–	(4,987)

Total		$(130,474)		$522,490,869			$41,408,546		$563,768,941

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

Asset-Backed Securities	Commercial Mortgage- Backed Securities	Collateralized Mortgage Obligations
Balance as of 9/30/11	$9,273,835	$11,947,915	$13,488,575
Accrued discounts/(premiums)	1,037	(114)	(38,712)
Realized gain (loss)	13,078	(2,112)	(174,438)
Change in unrealized appreciation/depreciation	132,937	(59,630)	(159,985)
Purchases	5,514,671	– 0	–	7,779,308
Sales	(4,806,208)	(1,091,009)	(4,085,361)
Transfers in to Level 3	– 0	–	1,542,066	4,877,693
Transfers out of Level 3	– 0	–	(2,745,000)	– 0	–

Balance as of 6/30/12	$10,129,350	$9,592,116	$21,687,080

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12*	$132,937	$(59,630)	$(159,985)

Total
Balance as of 9/30/11	$34,710,325
Accrued discounts/(premiums)	(37,789)
Realized gain (loss)	(163,472)
Change in unrealized appreciation/depreciation	(86,678)
Purchases	13,293,979
Sales	(9,982,578)
Transfers in to Level 3	6,419,759
Transfers out of Level 3	(2,745,000)

Balance as of 6/30/12	$41,408,546

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$(86,678)

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements			Range
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input
Asset-backed Securities	$10,129,350	Discounted Cash Flow	Loss Severity	75-99%
			Constant Prepayment Rate	1.5-18% CPP
			Probability of Default	5-7.5% CDR
			Yield	0.69566-6.75%
Commercial Mortgage-Backed Securities	$9,592,116	Discounted Cash Flow	Yield	1.27238-13.613%
			Spread over Treasury	7.05-12.9%
Collateralized Mortgage Obligations	$21,687,080	Discounted Cash Flow	Loss Severity	50%
			Constant Prepayment Rate	6% CPP
			Probability of Default	4% CDR
			Yield	1.52105-5.1%
			Discount Margin	35-49%

Glossary:

CPP	-	Constant Percent Prepayment
CDR	-	Constant Default Rate

Asset-Backed Securities, Commercial Mortgage-Backed Securities and Collateralized Mortgage Obligations

Within the non-Agency Mortgage Backed (RMBS and CMO) as well as the non-Credit Card or non-Auto Loan backed Asset Backed Securities, due to the relative illiquidity of these markets, the inability of the Fund to observe trading activity in the markets, and the broker quotes not being indicative to trade, the Fund has determined securities in these sectors generally warrant a Level 3 classification.

Because of the wide range of spreads and relatively low trading activity of similar securities, the Fund’s Valuation Committee engages in a regular review process of such securities which meets as often as daily, and involves (as needed) participation from the Mortgage Trading Desk, Fixed Income Research, Risk, Pricing Group, Fund Accounting and Legal. The Fund’s Pricing Group gathers prices from Pricing Direct and IDC (and other vendors as deemed appropriate over time) and from major recognized brokers who make a market in these instruments. The Fund’s trading desk reports on trading activity and engages in dialogue with the trading personnel at the brokers. This review covers the entire portfolio of securities in this sector.

Because the Fund has declared these instruments as Level 3 (due to wide spreads, low quality ratings, and relatively low trading activity), significant inputs (including Constant Prepayment Rate (“CPR”), Loss Severity, and Probability of Default) generally considered observable are deemed unobservable in these asset classes. The Fund’s Valuation Committee periodically reviews these asset classes (as a standing practice) to confirm that the status remains unchanged.

The significant unobservable inputs used in the fair value measurement of the Fund’s Collateralized Mortgage Obligation Securities are CPR, Loss Severity, and Probability of Default. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on the non-rated instruments.

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 68.0%
United States - 68.0%
U.S. Treasury Notes
0.25%, 1/31/14-2/28/14	$21,435	$21,414,311
0.375%, 7/31/13	12,855	12,870,567
0.50%, 10/15/14	1,085	1,088,815
0.625%, 2/28/13	5,280	5,295,265
1.00%, 9/30/16	803	815,484
1.25%, 4/15/14	12,494	12,698,002
1.375%, 11/15/12-1/15/13	18,937	19,051,300
1.75%, 5/31/16	4,604	4,814,058
3.375%, 7/31/13	6,785	7,012,141

Total Governments - Treasuries (cost $84,904,869)		85,059,943

MORTGAGE PASS-THROUGHS - 25.5%
Agency Fixed Rate 15-Year - 11.3%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25	1,565	1,677,521
Series 2011
3.50%, 6/01/26	1,478	1,555,945
Federal National Mortgage Association
3.50%, 3/01/26-9/01/26	5,957	6,296,058
4.50%, TBA	1,255	1,345,007
4.50%, 6/01/26	2,314	2,477,823
Series 2000
7.50%, 3/01/15	15	15,451
Series 2001
6.00%, 11/01/16	158	169,252
Series 2002
8.00%, 8/01/16	36	38,524
Series 2012
3.00%, 3/01/27	594	623,404

		14,198,985

Agency Fixed Rate 30-Year - 10.1%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.00%, 8/01/37	18	20,207
Federal National Mortgage Association
2.387%, 6/01/42	831	860,916
2.454%, 5/01/42	1,450	1,506,273
4.50%, 4/01/41	583	641,180
5.00%, 5/01/39	1,021	1,143,453
6.00%, 9/01/37-9/01/38	4,066	4,466,826
Series 2008
6.00%, 5/01/38	2,849	3,129,994
Series 2010
5.50%, 12/01/39	738	807,184

		12,576,033

Agency ARMs - 4.1%
Federal Home Loan Mortgage Corp.
Series 2005
2.895%, 5/01/35 (a)	362	388,169

	Principal Amount (000)	U.S. $ Value
Federal National Mortgage Association
2.397%, 1/01/36 (a)	431	459,301
Series 2003
2.78%, 12/01/33 (a)	829	887,600
Series 2005
2.317%, 2/01/35 (b)	538	566,379
Series 2006
2.518%, 1/01/36 (a)	1,117	1,188,658
2.794%, 7/01/36 (a)	467	500,937
Series 2009
2.801%, 7/01/38 (a)	1,113	1,179,456

		5,170,500

Total Mortgage Pass-Throughs (cost $31,617,851)		31,945,518

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.6%
Agency Floating Rate - 3.6%
FHLMC Structured Pass Through Securities
Series T-72, Class A1
0.444%, 3/25/36 (b)	154	152,258
NCUA Guaranteed Notes
Series 2010-R1, Class 1A
0.691%, 10/07/20 (b)	3,278	3,283,630
Series 2010-R3, Class 1A
0.80%, 12/08/20 (b)	1,048	1,052,236

		4,488,124

Agency Fixed Rate - 1.0%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24	1,254	1,291,492

Total Collateralized Mortgage Obligations (cost $5,771,680)		5,779,616

INFLATION-LINKED SECURITIES - 1.3%
United States - 1.3%
U.S. Treasury Inflation Index
1.875%, 7/15/13 (TIPS)	520	532,144
2.00%, 1/15/14 (TIPS)	1,029	1,068,055

Total Inflation-Linked Securities (cost $1,612,436)		1,600,199

Total Investments - 99.4% (cost $123,906,836) (c)		124,385,276
Other assets less liabilities - 0.6% (d)		802,783

Net Assets - 100.0%		$125,188,059

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	74	September 2012	$16,302,871	$16,293,875	$(8,996)
U.S. T-Note 5 Yr Futures	60	September 2012	7,430,341	7,438,125	7,784
Sold Contracts
U.S. T-Note 10 Yr Futures	11	September 2012	1,459,475	1,467,125	(7,650)

					$(8,862)

(a)	Variable rate coupon, rate shown as of June 30, 2012.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2012.
(c)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $530,693 and gross unrealized depreciation of investments was $(52,253), resulting in net unrealized appreciation of $478,440.
(d)	An amount of U.S. $50,880 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2012.

Glossary:

ARMs	-	Adjustable Rate Mortgages
FHLMC	-	Federal Home Loan Mortgage Corporation
NCUA	-	National Credit Union Administration
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc. - U.S. Government Short Duration Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$85,059,943		$	– 0	–	$85,059,943
Mortgage Pass-Throughs		– 0	–	31,945,518			– 0	–	31,945,518
Collateralized Mortgage Obligations		– 0	–	– 0	–		5,779,616		5,779,616
Inflation-Linked Securities		– 0	–	1,600,199			– 0	–	1,600,199

Total Investments in Securities		– 0	–	118,605,660			5,779,616		124,385,276
Other Financial Instruments* :
Assets:
Futures Contracts		7,784		– 0	–		– 0	–	7,784
Liabilities:
Futures Contracts		(16,646)		– 0	–		– 0	–	(16,646)

Total		$(8,862)		$118,605,660			$5,779,616		$124,376,414

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Collateralized Mortgage Obligations		Total
Balance as of 9/30/11	$5,186,304		$5,186,304
Accrued discounts/(premiums)	(2,091)		(2,091)
Realized gain (loss)	(3,374)		(3,374)
Change in unrealized appreciation/depreciation	(1,298)		(1,298)
Purchases	1,407,390		1,407,390
Sales	(807,315)		(807,315)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/12	$5,779,616		$5,779,616

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$(1,298)		$(1,298)

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Collateralized Mortgage Obligations	$5,779,616	Discounted Cash Flow	Constant Prepayment Rate	10% CPP
			Yield	1.52296%-1.55275%
			Discount Margin	49%

Glossary:

CPP	-	Constant Percent Prepayment

Asset-Backed Securities, Commercial Mortgage-Backed Securities and Collateralized Mortgage Obligations

Within the non-Agency Mortgage Backed (RMBS and CMO) as well as the non-Credit Card or non-Auto Loan backed Asset Backed Securities, due to the relative illiquidity of these markets, the inability of the Fund to observe trading activity in the markets, and the broker quotes not being indicative to trade, the Fund has determined securities in these sectors generally warrant a Level 3 classification.

Because of the wide range of spreads and relatively low trading activity of similar securities, the Fund’s Valuation Committee engages in a regular review process of such securities which meets as often as daily, and involves (as needed) participation from the Mortgage Trading Desk, Fixed Income Research, Risk, Pricing Group, Fund Accounting and Legal. The Fund’s Pricing Group gathers prices from Pricing Direct and IDC (and other vendors as deemed appropriate over time) and from major recognized brokers who make a market in these instruments. The Fund’s trading desk reports on trading activity and engages in dialogue with the trading personnel at the brokers. This review covers the entire portfolio of securities in this sector.

Because the Fund has declared these instruments as Level 3 (due to wide spreads, low quality ratings, and relatively low trading activity), significant inputs (including Constant Prepayment Rate (“CPR”), Loss Severity, and Probability of Default) generally considered observable are deemed unobservable in these asset classes. The Fund’s Valuation Committee periodically reviews these asset classes (as a standing practice) to confirm that the status remains unchanged.

The significant unobservable inputs used in the fair value measurement of the Fund’s Collateralized Mortgage Obligation Securities are CPR, Loss Severity, and Probability of Default. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on the non-rated instruments.

Sanford C. Bernstein Fund, Inc.

Short Duration California Municipal Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.5%
Long-Term Municipal Bonds - 90.0%
California - 75.0%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	$5,235	$5,439,531
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	5,000	5,247,250
California Ed Fac Auth (Stanford Univ)
5.00%, 3/15/14	2,520	2,717,770
California Hlth Fac Fin Auth (Cedars-Sinai Med Ctr)
4.00%, 8/15/14	1,250	1,336,013
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.25%, 10/01/13	1,210	1,282,915
California Mun Fin Auth (UTS BioEnergy LLC)
Series 2011A-2
3.95%, 12/01/15 (a)	350	355,233
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	3,355	3,502,284
Golden St Tobacco Sec CA
5.50%, 6/01/33 (Pre-refunded/ETM)	1,855	1,943,038
6.25%, 6/01/33 (Pre-refunded/ETM)	840	885,158
Irvine CA Pub Fac Auth Assmt
Series 2012A
3.00%, 9/02/14	1,000	1,029,570
Los Angeles CA Dept W&P Pwr
Series 2011A
4.00%, 7/01/13	4,495	4,661,854
Los Angeles CA Lease Judgement Bds
Series 2010A
5.00%, 6/01/13	1,935	2,015,554
Los Angeles CA USD COP
5.00%, 12/01/13	1,715	1,818,946
Los Angeles CA USD GO
AGM
5.00%, 7/01/23 (Pre-refunded/ETM)	6,000	6,281,280
M-S-R Pub Pwr Agy CA
NPFGC
5.00%, 7/01/13	2,155	2,250,316
Met Wtr Dist Southern CA
2012E-2
3.00%, 7/01/35	1,000	1,065,150
Series 2011B
4.00%, 7/01/13	3,645	3,781,760
Orange Cnty CA Santn COP
Series 2011A
3.00%, 8/01/13	4,710	4,849,133
4.00%, 8/01/14	4,410	4,745,866

	Principal Amount (000)	U.S. $ Value
Port of Oakland CA
Series 2011 O
5.00%, 5/01/14	1,750	1,874,093
San Diego Cnty CA Regl Trnsp Commn
Series 2012A
4.00%, 4/01/15	3,240	3,548,999
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
AGC Series Second-34E
4.00%, 5/01/13	1,250	1,284,900
Santa Clara CA USD GO
4.00%, 7/01/13	1,390	1,441,027
Series 2011A
3.00%, 7/01/12	1,600	1,600,000
4.00%, 7/01/13	1,730	1,793,508
South Placer CA Wstwtr Auth
Series 2011C
3.00%, 11/01/12	1,500	1,513,425
Southern CA Pub Pwr Auth
4.00%, 7/01/13	1,200	1,244,172
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
4.00%, 7/01/12	1,385	1,385,000
Southern California Public Power Authority
5.00%, 7/01/15	1,000	1,128,240
Univ of California
5.00%, 5/15/14	2,000	2,171,580
West Contra Costa CA USD GO
AGM
5.00%, 8/01/14	1,100	1,193,093

		75,386,658

Delaware - 0.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	100	80,959

Florida - 0.6%
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15 (b)	120	87,430
Lake Ashton II CDD FL
Series B
5.00%, 11/01/11 (b)(c)	190	62,700
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	100	107,683
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (d)	340	359,223

		617,036

Georgia - 2.5%
Appling Cnty Dev Auth GA (Oglethorpe Power Corp.)
2.50%, 1/01/38	2,450	2,478,616

Illinois - 1.6%
Cortland IL SSA #10

	Principal Amount (000)	U.S. $ Value
5.125%, 3/01/14 (b)(e)	110	55,000
Illinois GO
5.00%, 8/01/15	1,400	1,531,096

		1,586,096

Louisiana - 0.1%
Coves of The Highland CDD LA
5.60%, 11/01/13 (b)(c)(f)	200	0
Isabella Lakes CDD LA
6.00%, 8/01/22 (b)(c)	200	60,000
Orange Grove CDD LA
5.30%, 11/01/21 (b)(c)(f)	130	42,900

		102,900

New Jersey - 0.9%
New Jersey EDA (New Jersey Cigarette Tax)
5.00%, 6/15/16	820	912,521

Puerto Rico - 9.1%
Puerto Rico Elec Pwr Auth
AGC
5.00%, 7/01/13	750	779,752
Puerto Rico GO
NPFGC
6.00%, 7/01/14	1,000	1,085,180
Puerto Rico Hwy & Trnsp Auth
Series 2002D
5.25%, 7/01/38 (Pre-refunded/ETM)	1,950	1,950,000
Series D
5.75%, 7/01/41 (Pre-refunded/ETM)	4,355	4,355,000
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
AMBAC
5.00%, 7/01/36	1,000	1,000,000

		9,169,932

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	100	107,542

Total Long-Term Municipal Bonds (cost $90,524,175)		90,442,260

Short-Term Municipal Notes - 5.5%
California - 5.5%
California Mun Fin Auth (Chevron USA, Inc.)
Series 2010B
0.13%, 11/01/35 (g) (cost $5,500,000)	5,500	5,500,000

Total Municipal Obligations (cost $96,024,175)		95,942,260

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 2.5%
Financial Institutions - 2.0%
Banking - 1.5%
Goldman Sachs Group, Inc. (The)
5.25%, 10/15/13	500	519,958
JPMorgan Chase & Co.
1.875%, 3/20/15	500	499,613
Merrill Lynch & Co., Inc.
5.45%, 2/05/13	525	535,557

		1,555,128

Finance - 0.5%
General Electric Capital Corp.
1.625%, 7/02/15	512	511,565

		2,066,693

Industrial - 0.5%
Caterpillar Financial Services Corp.
1.10%, 5/29/15	484	486,709

Total Corporates - Investment Grades (cost $2,538,886)		2,553,402

INFLATION-LINKED SECURITIES - 1.2%
United States - 1.2%
U.S. Treasury Inflation Index
3.00%, 7/15/12 (TIPS) (cost $1,190,522)	1,188	1,187,998

SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
State Street Time Deposit
0.01%, 7/02/12 (cost $124,268)	124	124,268

Total Investments - 99.3% (cost $99,877,851) (h)		99,807,928
Other assets less liabilities - 0.7%		658,294

Net Assets - 100.0%		$100,466,222

(a)	When-Issued or delayed delivery security.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the market value of this security amounted to $359,223 or 0.4% of net assets.
(e)	Defaulted.
(f)	Fair valued.
(g)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $579,633 and gross unrealized depreciation of investments was $(649,556), resulting in net unrealized depreciation of $(69,923).

As of June 30, 2012, the Fund held 13.0% of net assets in insured bonds (of this amount 48.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
NPFGC	-	National Public Finance Guarantee Corporation
SSA	-	Special Services Area
TIPS	-	Treasury Inflation Protected Security
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Short Duration California Municipal Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$89,482,813		$959,447		$90,442,260
Short-Term Municipal Notes		– 0	–	5,500,000		– 0	–	5,500,000
Corporates - Investment Grades		511,565		2,041,837		– 0	–	2,553,402
Inflation-Linked Securities		– 0	–	1,187,998		– 0	–	1,187,998
Short-Term Investments		– 0	–	124,268		– 0	–	124,268

Total Investments in Securities		511,565		98,336,916		959,447		99,807,928
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total		$511,565		$98,336,916		$959,447		$99,807,928

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/11	$68,000		$68,000
Accrued discounts/(premiums)	134		134
Realized gain (loss)	18		18
Change in unrealized appreciation/depreciation	(22,541)		(22,541)
Purchases	350,000		350,000
Sales	(62,590)		(62,590)
Transfers in to Level 3	626,426		626,426
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/12	$959,447		$959,447

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$(43,131)		$(43,131)

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 93.6%
Long-Term Municipal Bonds - 93.6%
New York - 81.9%
Albany Cnty NY Arpt Auth
AGM Series 2010A
4.00%, 12/15/12	$2,970	$3,008,075
Buffalo NY GO
Series 2011B
3.00%, 12/01/12	3,190	3,222,921
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/14	4,360	4,701,301
NPFGC Series 2006D
3.727%, 9/01/15 (a)	2,050	2,104,592
Metropolitan Trnsp Auth NY
Series 2012D
4.00%, 11/15/15 (b)	1,400	1,533,392
Metropolitan Trnsp Auth NY
AMBAC Series 2002A
5.50%, 11/15/14	1,415	1,574,471
NPFGC Series 2002E
5.50%, 11/15/13	3,450	3,678,804
Metropolitan Trnsp Auth NY (Metro Trnsp Auth Ny Ded Tax)
Series 2010A-1
5.00%, 11/15/13	3,220	3,422,667
Monroe Cnty NY IDA (New York St Lease Rochester Sch)
Series 2012A
5.00%, 5/01/15	1,500	1,671,870
New York NY GO
5.00%, 8/01/13-1/01/14	4,460	4,720,198
Series 2004B
3.965%, 8/01/13 (a)	2,540	2,565,324
Series J-1
5.00%, 8/01/13	4,000	4,202,880
New York NY Mun Wtr Fin Auth
Series 2009BB
5.00%, 6/15/13	4,315	4,508,226
New York NY Trnsl Fin Auth
5.00%, 2/01/14	3,445	3,693,109
Series 2007B
5.00%, 11/01/13 (Pre-refunded/ETM)	300	318,591
5.00%, 11/01/13	700	743,379
Series 2011D-1
3.00%, 11/01/13	6,080	6,296,448
Series 2011E
5.00%, 11/01/14	3,045	3,365,425
New York St Dormitory Auth (Ithaca College)
5.00%, 7/01/12	1,055	1,055,000
New York St Dormitory Auth (Mt Sinai School of Medicine)
5.00%, 7/01/12	1,740	1,740,000
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/13	5,955	6,101,850

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/14	3,685	3,972,909
Series 2011C
4.00%, 3/15/15	1,700	1,853,765
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.)
NPFGC Series 2010C
0.674%, 4/01/34 (a)(c)	2,325	1,723,099
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.25%, 6/15/14	1,500	1,640,145
Series 2012A
4.00%, 6/15/15	2,000	2,208,680
New York St Envrn Fac Corp. (New York St SRF)
3.00%, 8/15/12-2/15/13	2,645	2,672,929
New York St Loc Gov Asst Corp.
5.00%, 4/01/13	2,940	3,043,253
Series 2011A
5.00%, 4/01/14	5,000	5,398,150
AGM
0.24%, 4/01/17 (a) (c)	850	792,809
New York St Pwr Auth
NPFGC
5.00%, 11/15/14	1,000	1,105,990
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
AGM Series 5B
5.00%, 4/01/14	3,000	3,231,240
NPFGC-RE Series B
5.00%, 4/01/13	1,815	1,878,325
New York St Dormitory Authority (New York Univ)
NPFGC
5.75%, 7/01/14	2,000	2,205,860
New York St Thruway Authority (New York St Thruway Gen Toll Road)
Series 2012I
5.00%, 1/01/16 (b)	1,000	1,137,550
Port Authority of NY & NJ
3.00%, 10/01/14	3,000	3,150,930
4.00%, 9/15/13	3,840	4,003,123
Schenectady Cnty NY Cap Res (Ellis Hospital)
1.75%, 2/15/18	1,000	999,990
Suffolk Cnty NY GO
Series 2011B
3.00%, 10/15/13	3,965	4,099,334
Westchester Cnty Hlth Care Corp. NY
Series 2010B
5.00%, 11/01/12	1,715	1,737,655
Yonkers NY GO
Series 2011A
5.00%, 10/01/13	1,225	1,276,328

		112,360,587

	Principal Amount (000)	U.S. $ Value
California - 5.0%
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	3,600	3,758,040
Pasadena CA COP
AMBAC Series 1993
5.35%, 2/01/14	2,900	3,030,094

		6,788,134

Delaware - 0.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	136	110,104

Florida - 2.7%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/13	3,000	3,120,120
Dupree Lakes CDD FL
6.83%, 11/01/15	45	44,411
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15 (c)	155	112,930
New River CDD FL
1.00%, 5/01/18-5/01/38 (c)	165	64,173
Series 2010A1
5.75%, 5/01/38 (c)(d)	35	24,788
Series 2010B1
5.00%, 5/01/15 (c)(d)	35	32,083
Series B
5.00%, 5/01/13 (c)(e)	65	1
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (c)	20	20,788
Series 2010A-2
6.125%, 5/01/35 (c)	50	43,166
Series 2010B
5.125%, 5/01/17 (c)	115	107,315
Series 4B
5.125%, 5/01/09 (c)(e)(f)	45	0
Parkway Center CDD FL
Series B
5.625%, 5/01/14	185	168,250

		3,738,025

Illinois - 1.1%
Cortland IL SSA #10
5.125%, 3/01/14 (c)(g)	153	76,500
Illinois GO
5.00%, 8/01/15	1,300	1,421,732

		1,498,232

Louisiana - 0.1%
Coves of The Highland CDD LA

	Principal Amount (000)	U.S. $ Value
5.60%, 11/01/21 (c)(f)(h)	270	0
Isabella Lakes CDD LA
6.00%, 8/01/22 (c)(h)	255	76,500
Juban Parc LA CDD (Juban Parc CDD LA)
5.15%, 10/01/14 (c)(f)(h)	115	37,950
Whispering Springs CDD LA
5.20%, 10/01/21 (c)(f)(h)	120	27,600

		142,050

Nevada - 0.0%
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (c)	40	39,555

Puerto Rico - 2.6%
Puerto Rico GO
5.25%, 7/01/14	1,000	1,070,560
FGIC
5.50%, 7/01/12	2,490	2,490,000

		3,560,560

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	100	107,542

Total Long-Term Municipal Bonds (cost $128,928,931)		128,344,789

CORPORATES - INVESTMENT GRADES - 5.5%
Financial Institutions - 2.9%
Banking - 2.3%
Bank of America Corp.
7.375%, 5/15/14	375	403,288
Capital One Financial Corp.
2.125%, 7/15/14	370	373,150
Citigroup, Inc.
5.50%, 4/11/13	780	802,056
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	761	790,852
JPMorgan Chase & Co.
2.05%, 1/24/14	791	799,648

		3,168,994

Finance - 0.6%
General Electric Capital Corp.
2.15%, 1/09/15	803	816,532

		3,985,526

Industrial - 2.6%
Communications - Telecommunications - 0.6%
Verizon Communications, Inc.
4.35%, 2/15/13	765	782,711

Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
6.50%, 11/15/13	441	472,727

	Principal Amount (000)	U.S. $ Value
Energy - 0.6%
ConocoPhillips
4.75%, 2/01/14	728	773,237

Technology - 1.1%
Hewlett-Packard Co.
4.50%, 3/01/13	770	787,116
International Business Machines Corp.
0.55%, 2/06/15	805	799,776

		1,586,892

		3,615,567

Total Corporates - Investment Grades (cost $7,531,842)		7,601,093

SHORT-TERM INVESTMENTS - 3.4%
Time Deposit - 3.4%
State Street Time Deposit
0.01%, 7/02/12 (cost $4,703,531)	4,704	4,703,531

Total Investments - 102.5% (cost $141,164,304) (i)		140,649,413
Other assets less liabilities - (2.5)%		(3,482,903)

Net Assets - 100.0%		$137,166,510

(a)	Variable rate coupon, rate shown as of June 30, 2012.
(b)	When-Issued or delayed delivery security.
(c)	Illiquid security.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Non-income producing security.
(f)	Fair valued.
(g)	Defaulted.
(h)	Security is in default and is non-income producing.
(i)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $996,726 and gross unrealized depreciation of investments was $(1,511,617), resulting in net unrealized depreciation of $(514,891).

As of June 30, 2012, the Fund held 19.6% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company

GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SRF	-	State Revolving Fund
SSA	-	Special Services Area

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$124,221,039		$4,123,750		$128,344,789
Corporates - Investment Grades		– 0	–	7,601,093		– 0	–	7,601,093
Short-Term Investments		– 0	–	4,703,531		– 0	–	4,703,531

Total Investments in Securities		– 0	–	136,525,663		4,123,750		140,649,413
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$136,525,663		$4,123,750		$140,649,413

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long- Term Municipal Bonds		Total
Balance as of 9/30/11	$1,852,470		$1,852,470
Accrued discounts/(premiums)	(1,450)		(1,450)
Realized gain (loss)	(35,420)		(35,420)
Change in unrealized appreciation/depreciation	44,539		44,539
Purchases	– 0	–	– 0	–
Sales	(1,548,596)		(1,548,596)
Transfers in to Level 3	5,577,377	^	5,577,377
Transfers out of Level 3	(1,765,170	)*	(1,765,170)

Balance as of 6/30/12	$4,123,750		$4,123,750

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$16,743		$16,743

^	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.
*	Transferred out of Level 3 into Level 2 due to increase in observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$4,123,750	Broker Quotes	Yield	0-54.706%
		Fair Valuation	Valuation Committee Evaluation	$23-33

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 102.0%
Long-Term Municipal Bonds - 94.6%
Arizona - 0.5%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.18%, 2/01/42 (a)	$955	$901,243
Maricopa Cnty AZ SD #3 GO
Series 2010B
3.00%, 7/01/12	1,055	1,055,000

		1,956,243

California - 7.1%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	8,730	9,071,081
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	7,485	7,813,592
Los Angeles Cnty CA MTA Sales Tax (Los Angeles Cnty CA Met Trnsp Auth)
Series 2011A
4.00%, 7/01/14	7,960	8,520,543
Pasadena CA COP AMBAC Series 1993
5.35%, 2/01/14	3,985	4,163,767

		29,568,983

Colorado - 6.7%
Colorado Housing & Finance Authority (Colorado Unemployment)
Series 2012A
5.00%, 5/15/14	3,620	3,924,912
Denver City & County Board of Water Commissioners
Series 2012B
3.00%, 12/15/14 (b)	3,640	3,867,209
4.00%, 12/15/15 (b)	1,935	2,156,848
5.00%, 12/15/14 (b)	6,350	7,054,850
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2011B
4.00%, 11/15/14	7,675	8,151,541
Regional Trnsp Dist CO COP AMBAC
5.00%, 12/01/12	2,490	2,531,832
Todd Creek Farms Met Dist #1 CO
4.75%, 12/01/09 (c)(d)	85	55,098

		27,742,290

Connecticut - 0.8%
Connecticut Spl Tax Obl (Connecticut Trnsp Prog Spl Tax)
Series 2011B
5.00%, 12/01/13	3,210	3,420,512

	Principal Amount (000)	U.S. $ Value
Delaware - 1.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	278	225,066
Delaware Trnsp Auth
NPFGC Series 2003
5.00%, 7/01/12	4,400	4,400,000

		4,625,066

District of Columbia - 0.8%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/12	2,245	2,270,122
NPFGC Series 2004D
5.25%, 10/01/12	1,000	1,011,780

		3,281,902

Florida - 11.9%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/13	11,790	12,262,071
Dupree Lakes CDD FL
6.83%, 11/01/15	55	54,280
Florida Brd of Ed GO (Florida GO)
Series 2012A
5.00%, 6/01/15	11,000	12,388,530
Florida Brd of Ed Lottery
Series 2010 C
5.00%, 7/01/12	6,315	6,315,000
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (c)(d)	150	45,000
Jacksonville FL Elec Auth
Series 2011-23
5.00%, 10/01/13	7,715	8,163,010
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series A
5.00%, 10/01/12	1,500	1,515,870
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	120	129,220
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (d)	30	31,182
Series 2010A-2
6.125%, 5/01/35 (d)	60	51,800
Series 2010B
5.125%, 5/01/17 (d)	135	125,978
Series 4B
5.125%, 5/01/09 (d)(e)(f)	55	0
Parker Rd CDD FL
Series B
5.35%, 5/01/15	520	253,500

	Principal Amount (000)	U.S. $ Value
Parkway Center CDD FL
Series B
5.625%, 5/01/14	150	136,419
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (g)	1,540	1,627,072
Sunshine St Govtl Fing Commn FL (Miami-Dade Cnty FL Non-ad Valorem)
5.00%, 9/01/13	6,400	6,729,088

		49,828,020

Illinois - 4.4%
Cortland IL SSA #10
5.125%, 3/01/14 (d)(h)	182	91,000
Illinois Ed Fac Auth (Univ of Chicago)
1.125%, 7/01/36	5,965	5,991,962
Illinois GO
5.00%, 8/01/15	7,025	7,682,821
Illinois Sales Tax
4.00%, 6/15/13	4,345	4,491,470

		18,257,253

Indiana - 0.4%
Indiana Finance Auth (Indiana SRF)
Series 2011A
4.00%, 2/01/13	1,785	1,823,556

Kansas - 2.3%
Wichita KS Wtr & Swr Util
Series 2011A
3.00%, 10/01/13	5,095	5,259,161
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	6,225	4,276,699

		9,535,860

Louisiana - 1.2%
Isabella Lakes CDD LA
6.00%, 8/01/22 (c)(d)	515	154,500
Louisiana GO
5.00%, 8/01/15	2,325	2,634,411
Louisiana Offshore Term Auth (Loop, Inc.)
1.60%, 10/01/37	2,215	2,219,364
Whispering Springs CDD LA
5.20%, 10/01/21 (c)(d)(f)	670	154,100

		5,162,375

Maryland - 0.4%
Prince Georges Cnty MD GO
Series 2004D
5.00%, 12/01/12	1,715	1,748,563

Massachusetts - 3.6%
Boston MA GO
4.00%, 4/01/13	1,015	1,043,227

	Principal Amount (000)	U.S. $ Value
Massachusetts Mun Whsl Elec Co.
Series 2012A
5.00%, 7/01/13-7/01/14	13,105	13,895,349

		14,938,576

Michigan - 3.3%
Detroit MI Swr Disp
AGM
0.914%, 7/01/32 (a)	1,530	1,152,350
Michigan Finance Authority (Michigan Unemployment)
Series 2012A
5.00%, 7/01/14-7/01/15	11,380	12,678,834

		13,831,184

Mississippi - 0.6%
Mississippi Business Fin Corp. (Mississippi Power Co.)
2.25%, 12/01/40	2,520	2,541,344

Missouri - 2.4%
City of Springfield
5.00%, 12/01/14	3,025	3,327,833
St. Louis MO Arpt (Lambert- St. Louis Intl Arpt)
Series 2011A
3.00%, 7/01/12	1,025	1,025,000
NPFGC
5.50%, 7/01/16	5,040	5,813,489

		10,166,322

Nevada - 3.2%
Clark Cnty NV SD GO
NPFGC Series 2003D
5.50%, 6/15/13	12,570	13,162,676
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (d)	85	84,053

		13,246,729

New Jersey - 0.4%
New Jersey EDA (New Jersey Cigarette Tax)
5.00%, 6/15/16	1,625	1,808,349

New Mexico - 5.7%
New Mexico Severance Tax
Series 2010D
4.00%, 7/01/13	22,850	23,693,393

New York - 5.8%
Metropolitan Trnsp Auth NY
Series 2012D
4.00%, 11/15/15 (b)	8,525	9,337,262
Metropolitan Trnsp Auth NY (New York St Lease MTA Svc Cont)
NPFGC-RE Series B
5.50%, 7/01/12	7,000	7,000,000

	Principal Amount (000)	U.S. $ Value
New York NY GO
Series 2011B
3.00%, 8/01/12	1,755	1,758,563
Series 2012F
5.00%, 8/01/15	1,770	1,998,613
Series 2012G-1
5.00%, 4/01/14	3,660	3,944,784

		24,039,222

North Carolina - 2.4%
North Carolina GO
Series 2005B
5.00%, 4/01/13	1,555	1,610,312
North Carolina Turnpike Auth
4.00%, 7/01/14	4,010	4,279,993
Raleigh-Durham Arpt Auth NC (Raleigh Durham Intl Arpt)
AMBAC Series 2005B
5.00%, 5/01/13	2,000	2,073,920
NPFGC-RE
5.00%, 5/01/13	1,745	1,809,495

		9,773,720

Ohio - 0.3%
Cleveland OH COP
Series 2010A
5.00%, 11/15/12	1,285	1,303,748

Pennsylvania - 8.4%
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	4,590	4,625,068
Pennsylvania Hgr Ed Fac Auth (Bryn Mawr College) AMBAC
5.25%, 12/01/12	8,570	8,744,314
Pennsylvania Turnpike Comm
4.00%, 6/01/13	8,435	8,702,136
Philadelphia PA Arpt (Philadelphia Intl Airport)
4.00%, 6/15/13	2,000	2,059,320
5.00%, 6/15/13	2,505	2,602,820
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15 (d)	175	170,571
Philadelphia PA SD GO
Series 2010 C
5.00%, 9/01/12	5,480	5,519,401
Pittsburgh & Allegheny PA Sprts-Exhb Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
4.00%, 2/01/13	2,605	2,656,579

		35,080,209

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 2.2%
Puerto Rico GO
Series A
5.00%, 7/01/30 (Pre-refunded/ETM)	3,385	3,385,000
Puerto Rico Infra Fin Auth
Series 2011C
3.00%, 12/15/26	5,845	5,886,090

		9,271,090

South Carolina - 2.9%
South Carolina Pub Svc Auth
Series 2012B
5.00%, 12/01/13	3,500	3,728,480
Series 2012C
5.00%, 12/01/13-12/01/14 (b)	8,000	8,508,910

		12,237,390

Tennessee - 0.2%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
Series 2010 B
4.00%, 7/01/12	1,000	1,000,000

Texas - 11.2%
Dallas TX GO
Series 2005
5.00%, 2/15/13	4,290	4,416,212
Garland TX ISD GO
Series 2005
5.00%, 2/15/13	1,660	1,708,422
San Antonio TX Elec & Gas
AGM
5.375%, 2/01/14	5,000	5,393,600
Texas PFA (Texas Workforce Commission)
Series 2010A
5.00%, 7/01/13	22,200	23,254,500
Texas Trnsp Comm (Texas St Hwy Fund First Tier)
Series 2007
5.00%, 4/01/13	4,450	4,608,286
Univ of Houston
Series 2011A
5.00%, 2/15/14	6,800	7,297,216

		46,678,236

Virginia - 3.3%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	164	176,369
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
5.00%, 2/01/14	3,500	3,750,915
Virginia Commonwealth Transportation Board (Virginia Lease Trnsp Fund)
5.00%, 5/15/15	1,745	1,963,003
Virginia Pub Bldg Auth (Virginia Lease Pub Fac)
Series 2011A
5.00%, 8/01/14	6,030	6,588,679

	Principal Amount (000)	U.S. $ Value
Virginia Trnsp Brd (Virginia Fed Hwy Grant)
Series 2012A
4.00%, 3/15/14	1,305	1,384,018

		13,862,984

Washington - 1.1%
City of Seattle
5.00%, 9/01/14	3,990	4,376,272

Total Long-Term Municipal Bonds (cost $393,618,944)		394,799,391

Short-Term Municipal Notes - 7.4%
Mississippi - 1.0%
Mississippi Business Finance Corp (Chevron USA, Inc.)
Series 2009F
0.14%, 12/01/30 (i)	3,900	3,900,000

Texas - 6.4%
Houston Higher Education Finance Corp (Rice University)
Series 2008B
0.16%, 5/15/48 (i)	10,795	10,795,000
Lower Neches Valley Authority Industrial
Development Corp
0.14%, 5/01/46 (i)	12,000	12,000,000
Lower Neches Valley Authority Industrial
Development Corp (Exxon Mobil Corp.)
0.14%, 11/01/51 (i)	4,000	4,000,000

		26,795,000

Total Short-Term Municipal Notes
(cost $30,695,000)		30,695,000

Total Municipal Obligations
(cost $424,313,944)		425,494,391

CORPORATES - INVESTMENT GRADES - 5.3%
Financial Institutions - 2.8%
Banking - 2.2%
Bank of America Corp.
7.375%, 5/15/14	1,100	1,182,977
Capital One Financial Corp.
2.125%, 7/15/14	935	942,960
Citigroup, Inc.
5.50%, 4/11/13	2,311	2,376,348
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	2,242	2,329,949
JPMorgan Chase & Co.
2.05%, 1/24/14	2,332	2,357,496

		9,189,730

Finance - 0.6%
General Electric Capital Corp.
2.15%, 1/09/15	2,370	2,409,939

		11,599,669

	Principal Amount (000)	U.S. $ Value
Industrial - 2.5%
Communications - Telecommunications - 0.6%
Verizon Communications, Inc.
4.35%, 2/15/13	2,264	2,316,416

Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
6.50%, 11/15/13	1,287	1,379,592

Energy - 0.5%
ConocoPhillips
4.75%, 2/01/14	2,150	2,283,597

Technology - 1.1%
Hewlett-Packard Co.
4.50%, 3/01/13	2,285	2,335,791
International Business Machines Corp.
0.55%, 2/06/15	2,350	2,334,751

		4,670,542

		10,650,147

Total Corporates - Investment Grades (cost $22,046,506)		22,249,816

SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
State Street Time Deposit 0.01%, 7/02/12 (cost $458,581)	459	458,581

Total Investments - 107.4% (cost $446,819,031) (j)		448,202,788
Other assets less liabilities - (7.4)%		(30,935,163)

Net Assets - 100.0%		$417,267,625

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2012.
(b)	When-Issued or delayed delivery security.
(c)	Security is in default and is non-income producing.
(d)	Illiquid security.
(e)	Non-income producing security.
(f)	Fair valued.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the market value of this security amounted to $1,627,072 or 0.4% of net assets.
(h)	Defaulted.
(i)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,380,092 and gross unrealized depreciation of investments was $(1,996,335), resulting in net unrealized appreciation of $1,383,757.

As of June 30, 2012, the Fund held 14.7% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
LID	-	Local Improvement District
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFA	-	Public Finance Authority
SD	-	School District
SRF	-	State Revolving Fund
SSA	-	Special Services Area

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$387,796,245		$7,003,146		$394,799,391
Short-Term Municipal Notes		– 0	–	30,695,000		– 0	–	30,695,000
Corporates - Investment Grades		– 0	–	22,249,816		– 0	–	22,249,816
Short-Term Investments		– 0	–	458,581		– 0	–	458,581
Total Investments in Securities		– 0	–	441,199,642		7,003,146		448,202,788
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$441,199,642		$7,003,146		$448,202,788

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/11	$154,500		$154,500
Accrued discounts/(premiums)	(42,243)		(42,243)
Realized gain (loss)	(48,850)		(48,850)
Change in unrealized appreciation/depreciation	63,934		63,934
Purchases	– 0	–	– 0	–
Sales	(2,255,234)		(2,255,234)
Transfers in to Level 3	9,131,039	^	9,131,039
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/12	$7,003,146		$7,003,146

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$63,934		$63,934

^	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$7,003,146	Broker Quotes	Yield	0-54.706%
		Fair Valuation	Valuation Committee Evaluation	$23

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.6%
Long-Term Municipal Bonds - 97.6%
California - 83.0%
Antelope Valley CA UHSD GO
NPFGC Series A
5.375%, 8/01/19 (Pre-refunded/ETM)	$1,000	$1,013,750
Bay Area Infra Fin Auth
NPFGC-RE
5.00%, 8/01/17	32,350	32,453,844
Bay Area Toll Auth CA
5.00%, 4/01/16-4/01/22	39,845	46,638,512
Series 2006 F
5.00%, 4/01/20	5,250	6,075,300
California Dept Wtr Res Cen Vy
5.00%, 12/01/16 (Pre-refunded/ETM)	380	422,191
Series AM
5.00%, 12/01/14 (a)	3,000	3,206,310
FGIC
5.25%, 12/01/18 (Pre-refunded/ETM)	65	67,968
NPFGC
5.00%, 12/01/16 (Pre-refunded/ETM)	60	66,662
California Dept Wtr Res Pwr
5.00%, 5/01/17-5/01/18	24,600	29,738,947
Series 2010L
5.00%, 5/01/15	3,340	3,760,640
AGM
5.00%, 5/01/17	21,050	25,091,600
California DOT Fed Hwy Grant
NPFGC-RE Series A
5.00%, 2/01/13-2/01/14	24,215	25,350,058
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	10,800	11,334,060
Series A
5.00%, 7/01/18-7/01/20	33,030	39,640,829
5.25%, 7/01/14	2,820	3,086,518
NPFGC
5.00%, 7/01/15	4,460	4,839,055
NPFGC Series A
5.25%, 7/01/13	8,420	8,836,369
California GO
NPFGC
5.00%, 8/01/24	50	50,083
California Infra & Eco Dev Bk (Broad Collection)
Series 2011A
5.00%, 6/01/21	20,440	25,193,935
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.00%, 10/01/15	1,070	1,123,917
California Mun Fin Auth (UTS BioEnergy LLC)
Series 2011A-2
3.95%, 12/01/15 (a)	3,635	3,689,343
California Pub Wks Brd (CA Lease Dept Corr St Prisons)
AMBAC Series A

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/19	2,630	2,883,927
California Pub Wks Brd (CA Lease State Univ Sys)
NPFGC-RE
5.00%, 10/01/14	3,740	4,062,500
California Pub Wks Brd (Univ of California Lease)
5.00%, 4/01/21-12/01/23	12,370	14,419,218
Series 2009E
5.00%, 4/01/23	1,950	2,232,321
NPFGC-RE
5.00%, 6/01/15-9/01/16	4,605	5,210,008
California Spl Dist Assn Fin Corp. COP
AGM Series Z
5.50%, 8/01/17 (Pre-refunded/ETM)	605	656,328
California State Univ
5.00%, 11/01/24	1,490	1,733,570
Series 2011A
5.25%, 11/01/26	5,500	6,514,365
AMBAC Series B
5.00%, 11/01/14	3,575	3,935,432
NPFGC-RE Series A
5.00%, 11/01/24 (Pre-refunded/ETM)	1,570	1,631,607
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	35,305	36,854,889
California Statewide CDA (Jewish Home St Ins)
4.50%, 11/15/13	620	621,519
California Statewide CDA (Kaiser Permanente)
Series 2002C
5.00%, 11/01/29	2,630	3,061,951
Series E-1-REMK
5.00%, 4/01/44	1,000	1,164,240
California Statewide CDA (Redlands Cmnty Hospital)
RADIAN Series A
5.00%, 4/01/13	1,295	1,326,987
California Statewide CDA (Southern CA Edison Co.)
XLCA Series B
4.10%, 4/01/28	14,055	14,429,706
Chaffey CCD CA GO
NPFGC Series B
5.00%, 6/01/25	1,440	1,550,750
Coati-Rohnert Pk USD CA GO
NPFGC-RE
5.00%, 8/01/20	2,020	2,251,472
Gateway CA USD GO
NPFGC Series A
5.00%, 8/01/24 (Pre-refunded/ETM)	1,230	1,246,580
Gilroy CA USD GO
NPFGC-RE
5.25%, 8/01/20	1,900	1,986,735
Golden St Tobacco Sec CA
5.625%, 6/01/38 (Pre-refunded/ETM)	16,765	17,579,611
6.25%, 6/01/33 (Pre-refunded/ETM)	15,295	16,117,259

	Principal Amount (000)	U.S. $ Value
6.75%, 6/01/39 (Pre-refunded/ETM)	12,355	13,080,856
Series B
5.50%, 6/01/43 (Pre-refunded/ETM)	10,240	10,725,990
AMBAC Series B
5.00%, 6/01/38 (Pre-refunded/ETM)	3,450	3,598,143
Golden St Tobacco Sec CA (California Tobacco Sec/St App)
AMBAC Series A
5.00%, 6/01/20	10,970	10,985,577
Grossmont-Cuyamaca CCD CA GO
5.25%, 8/01/17	1,150	1,384,175
Industry CA GO
5.00%, 7/01/17	3,655	4,199,376
Inland Valley CA Dev Agy
5.25%, 4/01/13 (Pre-refunded/ETM)	2,890	2,995,052
5.50%, 4/01/14 (Pre-refunded/ETM)	1,320	1,436,292
Lincoln CA CFD #2003-1
5.35%, 9/01/16 (Pre-refunded/ETM)	705	758,361
5.90%, 9/01/24 (Pre-refunded/ETM)	1,100	1,190,222
Loma Linda CA Hosp (Loma Linda Univ Med Ctr)
Series A
5.00%, 12/01/13	1,145	1,193,823
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
5.00%, 11/01/23	4,025	4,703,776
Long Beach CA Bond Fin Auth (Long Beach CA Lease Pub Safety)
AMBAC
5.25%, 11/01/19-11/01/22	3,765	3,800,143
Long Beach CA Harbor
Series 2010A
5.00%, 5/15/22-5/15/25	16,895	20,202,729
Series B
5.00%, 5/15/21	6,500	7,938,255
Long Beach CA USD GO
5.00%, 8/01/15-8/01/16	7,850	9,028,822
Series 2008A
5.00%, 8/01/18	9,845	11,913,927
Series A
5.00%, 8/01/25	1,000	1,150,150
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	30,403,016
Series A
5.00%, 5/15/13	4,000	4,151,280
5.25%, 5/15/23-5/15/24	15,955	18,877,074
5.50%, 5/15/14-5/15/17	14,675	16,901,913
Los Angeles CA Dept W&P Wtr
NPFGC Series B
5.00%, 7/01/12	2,260	2,260,000
Los Angeles CA GO
NPFGC Series A
5.00%, 9/01/16 (Pre-refunded/ETM)	3,240	3,415,511
Los Angeles CA Harbor Dept
5.00%, 8/01/23	2,500	3,047,525
Los Angeles CA USD GO
AMBAC Series 2004G

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/13	3,260	3,412,829
AMBAC Series B
5.00%, 7/01/12	2,330	2,330,000
FGIC Series A-1
5.00%, 7/01/20-7/01/22	13,485	15,055,366
NPFGC Series A
5.25%, 7/01/12	1,865	1,865,000
NPFGC Series A-2
5.00%, 7/01/20	11,000	12,288,980
Los Angeles CA Wstwtr Sys
Series 2012C
5.00%, 6/01/25 (a)	6,755	8,000,554
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA MTA Sales Tax)
5.00%, 7/01/21	2,000	2,387,200
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty CA Master Lease)
NPFGC-RE Series A
5.00%, 9/01/12-9/01/13	20,480	20,837,000
M-S-R Pub Pwr Agy CA
NPFGC
5.00%, 7/01/12-7/01/13	4,715	4,879,314
Mammoth CA USD GO
NPFGC
Zero Coupon, 8/01/21-8/01/22	2,100	1,496,875
Met Wtr Dist Southern CA Wtr
5.75%, 8/10/18	7,600	9,058,136
Series A
5.75%, 7/01/21 (Pre-refunded/ETM)	1,615	1,948,740
5.75%, 7/01/21	2,045	2,525,207
NPFGC Series B-3
5.00%, 10/01/18 (Pre-refunded/ETM)	3,410	3,764,094
Monrovia CA Redev Agy (Monrovia CA Ctrl Redev Proj Area #1)
4.40%, 0/ /0	2,830	2,717,592
Mount San Antonio CA CCD GO
NPFGC Series A
5.00%, 8/01/14	5,610	5,629,579
Northern CA Pwr Agy (Northern CA Power Agy Hydro #1)
Series 2012A
5.00%, 7/01/25-7/01/27	3,900	4,531,142
Oakland CA USD GO
NPFGC
5.00%, 8/01/12-8/01/13	2,915	2,973,406
Orange Cnty CA Pub Fin Auth (Orange Cnty CA Lease)
NPFGC
5.00%, 7/01/13	16,480	17,195,562
Orange Cnty CA Santn COP
5.00%, 2/01/18-2/01/19	9,155	11,164,890
Series 2009A
5.00%, 2/01/20	1,890	2,278,868
Pittsburg CA Redev Agy
9.60%, 6/01/16 (Pre-refunded/ETM)	1,000	1,331,310
Port of Oakland CA
NPFGC Series 2007C
5.00%, 11/01/18	1,900	2,131,249

	Principal Amount (000)	U.S. $ Value
Rancho Santiago CA CCD GO
AGM
5.00%, 9/01/25 (Pre-refunded/ETM)	2,275	2,595,866
Sacramento CA Fin Auth (Sacramento CA Lease)
Series B
5.40%, 11/01/20	2,000	2,280,220
Sacramento CA Mun Util Dist
Series 2012Y
5.00%, 8/15/25	4,555	5,401,137
Sacramento CA USD GO
Series 2011
5.00%, 7/01/24	4,945	5,610,745
Sacramento Cnty CA Santn Dist Fing Auth (Sacramento Regl Cnty Santn Dist CA)
AMBAC
5.50%, 12/01/21	1,175	1,516,655
San Diego CA Pub Fac Fin Auth (San Diego CA Swr)
5.00%, 5/15/21	14,905	17,906,271
Series 2009 B
5.00%, 5/15/18	20,615	24,854,062
San Diego CA Pub Fac Fin Auth (San Diego CA Wtr)
Series 2012A
5.00%, 8/01/26	1,905	2,289,105
San Diego CA USD GO
FGIC Series D
5.25%, 7/01/25	2,170	2,191,700
San Diego Cnty CA COP
AMBAC
5.00%, 2/01/15	2,000	2,184,460
San Diego Cnty CA Wtr Auth
AGM Series 2008A
5.00%, 5/01/19	2,680	3,171,485
San Diego Cnty CA Wtr Auth COP
AGM Series 2008A
5.00%, 5/01/24	4,860	5,447,185
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
5.00%, 5/01/15-5/01/25	17,690	19,944,336
5.25%, 5/01/18	4,655	5,468,461
Series 2008-34E
5.00%, 5/01/16	1,345	1,520,280
Series 2009C-2
5.00%, 5/01/16	11,520	13,210,906
Series 2011C
5.00%, 5/01/21	3,900	4,480,944
San Francisco City/Cnty CA Pub Util Wtr
Series 2009A
5.00%, 11/01/28	2,000	2,276,620
Series 2011A
5.00%, 11/01/25	11,320	13,370,844
NPFGC
5.25%, 10/01/14	5,245	5,418,924
San Mateo Cnty CA CCD GO
NPFGC-RE Series A
5.375%, 9/01/20 (Pre-refunded/ETM)	1,140	1,149,314
San Ramon Vly USD CA GO

	Principal Amount (000)	U.S. $ Value
AGM
5.25%, 8/01/20	1,000	1,101,300
Santa Fe Springs CA CDA (Santa Fe Springs CA Tax Alloc)
NPFGC
5.375%, 9/01/17	560	560,605
South Placer CA Wstwtr Auth
Series 2011C
5.00%, 11/01/19-11/01/20	5,430	6,547,085
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.00%, 7/01/22	4,000	4,855,600
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&p Pwr)
Series 2010-1
5.00%, 7/01/25	8,235	9,553,835
Tahoe Truckee CA USD GO
NPFGC
5.50%, 8/01/19	1,185	1,479,378
Univ of California
Series 2009 Q
5.25%, 5/15/22	3,510	4,103,330
Series 2010U
5.00%, 5/15/24	4,215	5,012,352
AGM Series J
5.00%, 5/15/16	6,330	7,204,426
Vernon CA Elec Sys
Series 2009A
5.00%, 8/01/12 (Pre-refunded/ETM)	16,150	16,205,718
Walnut CA Pub Fin Auth (Walnut Impt Proj)
AMBAC
5.375%, 9/01/20	2,075	2,082,055

		943,290,951

Arizona - 0.0%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	210	209,954

Colorado - 0.2%
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.75%, 11/15/20	1,700	2,078,573
Series D
7.75%, 11/15/13	175	179,438

		2,258,011

Florida - 4.4%
Broward Cnty FL Sch Brd COP
5.00%, 7/01/18	2,000	2,324,800
Citizens Ppty Ins Corp. FL
Series 2009A1
6.00%, 6/01/16	13,125	15,103,725
Dupree Lakes CDD FL
6.83%, 11/01/15	210	207,251
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)

	Principal Amount (000)	U.S. $ Value
NPFGC
5.00%, 7/01/13	6,760	7,065,214
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15-7/01/16	17,080	19,402,226
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10 (b)(c)	320	208,000
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	2,400	2,606,424
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
Series 2009A
5.75%, 10/01/21	1,055	1,259,121
New River CDD FL
5.00%, 5/01/18 (c)	475	184,723
5.75%, 5/01/38 (c)	605	235,315
Series 2010A1
5.75%, 5/01/38 (c)	245	173,519
Series 2010B1
5.00%, 5/01/15 (c)	235	215,415
Series B
5.00%, 5/01/13 (c)(d)	405	4
Parker Rd CDD FL
Series B
5.35%, 5/01/15	2,060	1,004,250
Sterling Hill CDD FL
Series B
5.50%, 12/31/49 (b)(c)	155	93,000

		50,082,987

Guam - 0.2%
Guam Wtrworks Auth
5.00%, 7/01/12	1,270	1,270,000
5.50%, 7/01/16	1,500	1,583,115

		2,853,115

Illinois - 0.7%
Bolingbrook IL Sales Tax
6.00%, 1/01/26	4,450	2,797,626
Illinois GO
5.00%, 8/01/18	5,000	5,643,000

		8,440,626

Louisiana - 0.0%
Coves of The Highland CDD LA
5.60%, 11/01/21 (b)(c)(e)	3,200	0

Massachusetts - 0.5%
Massachusetts GO
Series 2011A
5.00%, 4/01/25	4,830	5,755,718

Nevada - 0.4%
Clark Cnty NV SD GO

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/16	3,340	3,837,259
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (c)	315	311,491

		4,148,750

North Carolina - 0.6%
North Carolina Eastern Mun Pwr Agy
Series 2009 SER B
5.00%, 1/01/16	2,375	2,690,305
Series C
5.30%, 1/01/15	3,580	3,668,820

		6,359,125

Ohio - 1.1%
American Mun Pwr OH (Goldman Sachs Group, Inc.)
Series 2008A
5.00%, 2/01/13	10,350	10,565,073
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21 (c)(e)	2,210	1,916,954

		12,482,027

Puerto Rico - 5.2%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	10,190	11,121,060
Series 2007TT
5.00%, 7/01/21	3,850	4,134,130
Series 2007V V
5.50%, 7/01/20	3,065	3,516,597
Series W
5.50%, 7/01/17	5,620	6,406,182
Puerto Rico GO
Series 2007A
5.50%, 7/01/18	2,650	2,961,402
Series 2012A
5.00%, 7/01/20	1,850	2,011,024
Series A
5.00%, 7/01/30 (Pre-refunded/ETM)	3,230	3,230,000
NPFGC Series 2001A
5.50%, 7/01/19	6,965	7,817,377
Puerto Rico Govt Dev Bank
NPFGC Series 2009
4.75%, 12/01/15	5,535	5,653,670
Puerto Rico Pub Bldgs Auth
Series C
5.50%, 7/01/12 (Pre-refunded/ETM)	5	5,000
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.75%, 7/01/15	2,570	2,841,957
Series C
5.50%, 7/01/12	1,135	1,135,000
Puerto Rico Sales Tax Fin Corp.
5.00%, 8/01/24	4,300	4,792,049
Series C

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/22	2,565	3,066,483

		58,691,931

Texas - 1.2%
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/21	1,180	1,334,734
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	10,290	12,030,759

		13,365,493

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	537	577,500

Total Municipal Obligations (cost $1,040,854,497)		1,108,516,188

CORPORATES - INVESTMENT GRADES - 2.4%
Financial Institutions - 1.7%
Banking - 1.7%
American Express Credit Corp.
1.75%, 6/12/15	5,914	5,981,171
Capital One Financial Corp.
2.125%, 7/15/14	1,543	1,556,136
2.15%, 3/23/15	2,000	2,015,590
Ford Motor Credit Co. LLC
7.00%, 4/15/15	2,475	2,750,663
JPMorgan Chase & Co.
1.875%, 3/20/15	6,345	6,340,095

		18,643,655

Industrial - 0.7%
Consumer Cyclical - Automotive - 0.2%
Daimler Finance North America LLC
6.50%, 11/15/13	2,445	2,620,903

Industrial - 0.5%
Hewlett-Packard Co.
6.125%, 3/01/14	5,273	5,659,727

		8,280,630

Total Corporates-Investment Grades (cost $26,874,061)		26,924,285

Total Investments - 100.0% (cost $1,067,728,558) (f)		1,135,440,473
Other assets less liabilities - 0.0%		429,123

Net Assets - 100.0%		$1,135,869,596

(a)	When-Issued or delayed delivery security.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.

(d)	Non-income producing security.
(e)	Fair valued.
(f)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $74,695,969 and gross unrealized depreciation of investments was $(6,984,054), resulting in net unrealized appreciation of $67,711,915.

As of June 30, 2012, the Fund held 27.7% of net assets in insured bonds (of this amount 6.1% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
UHSD	-	Unified/Union High School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,088,430,479		$20,085,709		$1,108,516,188
Corporates - Investment Grades		– 0	–	26,924,285		– 0	–	26,924,285

Total Investments in Securities		– 0	–	1,115,354,764		20,085,709		1,135,440,473
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$1,115,354,764		$20,085,709		$1,135,440,473

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/11	$128,000		128,000
Accrued discounts/(premiums)	194,355		194,355
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(209,969)		(209,969)
Purchases	3,635,000		3,635,000
Sales	(656,440)		(656,440)
Transfers in to Level 3	16,994,763	^	16,994,763
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/12	$20,085,709		$20,085,709

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$(209,969)		$(209,969)

^	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$20,085,709	Broker Quotes	Yield	0-35.538%

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

Sanford C. Bernstein Fund, Inc. - New York Municipal Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.9%
Long-Term Municipal Bonds - 97.9%
New York - 75.3%
Albany Cnty NY Arpt Auth
AGM Series 2010A
5.00%, 12/15/16-12/15/22	$13,090	$14,891,002
Albany Cnty NY GO
NPFGC-RE
5.00%, 10/01/12	205	207,343
Erie Cnty NY Fiscal Stability Auth
(Erie Cnty NY Sales Tax)
Series 2011C
5.00%, 12/01/23	5,925	7,159,533
Erie Cnty NY IDA
AGM
5.00%, 5/01/14 (Pre-refunded/ETM)	1,120	1,215,368
5.75%, 5/01/24 (Pre-refunded/ETM)	1,520	1,670,130
Erie Cnty NY IDA
(Buffalo NY SD)
5.00%, 5/01/22	5,800	6,906,002
AGM Series A
5.00%, 5/01/16	1,210	1,389,080
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/15	6,450	7,179,495
NPFGC Series F
5.00%, 5/01/13-5/01/16	34,690	38,218,464
Metropolitan Trnsp Auth NY
Series 2010D
5.25%, 11/15/24	10,755	12,636,695
Series 2010G
5.00%, 11/15/21	9,305	11,065,599
5.25%, 11/15/22-11/15/26	33,880	39,973,433
Series 2011C
5.00%, 11/15/24	2,890	3,350,926
Series 2011D
5.00%, 11/15/22-11/15/25	11,775	13,900,836
Series B
5.00%, 11/15/16-11/15/17	6,645	7,740,649
AMBAC Series A
5.50%, 11/15/18	5,325	5,422,660
AMBAC Series B
5.00%, 7/01/20 (Pre-refunded/ETM)	535	536,509
Metropolitan Trnsp Auth NY
(Metro Trnsp Auth NY Ded Tax)
AGM Series 2002A
5.25%, 11/15/12	7,425	7,559,689
NPFGC Series A
5.25%, 11/15/13	2,660	2,836,810
NPFGC-RE Series A
5.25%, 11/15/15-11/15/16	12,965	15,244,934
Nassau Cnty NY GO
5.00%, 4/01/21-4/01/22	5,915	7,019,710
Series 2012A
5.00%, 4/01/14-4/01/15	11,075	12,056,850
NPFGC-RE Series A
6.00%, 7/01/12-7/01/13	2,000	2,051,520

	Principal Amount (000)	U.S. $ Value
Nassau Cnty NY Interim Fin Auth
(Nassau Cnty NY Sales Tax)
AMBAC
5.375%, 11/15/15-11/15/16	1,100	1,103,639
AMBAC Series B
5.00%, 11/15/14	3,595	3,800,994
AMBAC Series H
5.25%, 11/15/13	1,745	1,861,985
New York NY GO
5.00%, 8/01/13-10/01/24	26,945	30,426,862
5.25%, 9/01/14-9/01/16	17,910	20,415,634
Series 1993E
5.00%, 8/01/23	6,855	8,281,525
Series 2002C
5.50%, 8/01/13-8/01/14	14,675	15,106,651
5.50%, 8/01/13 (Pre-refunded/ETM)	150	154,482
5.50%, 8/01/14 (Pre-refunded/ETM)	130	133,884
Series 2003A
5.25%, 8/01/17 (Pre-refunded/ETM)	715	752,859
5.25%, 8/01/17	4,990	5,237,604
Series 2011A
5.00%, 8/01/26	14,275	16,713,027
Series 2012I
5.00%, 8/01/16	12,545	14,564,243
Series C
5.00%, 1/01/16	4,410	5,028,017
5.50%, 9/15/19 (Pre-refunded/ETM)	1,000	1,062,570
Series E
5.00%, 8/01/16	5,500	6,385,280
Series I
5.00%, 8/01/14	2,700	2,953,098
AGM
5.25%, 8/01/14	1,750	1,924,965
NPFGC
5.00%, 8/01/16	2,350	2,561,077
NPFGC-RE
5.00%, 8/01/13	2,750	2,889,480
New York NY Hlth & Hosp Corp.
Series 2008A
5.00%, 2/15/14	10,215	10,920,856
New York NY IDA
(Magen David Yeshivah)
ACA
4.99%, 6/15/13 (a)	1,180	1,085,600
New York NY Mun Wtr Fin Auth
5.00%, 6/15/19-6/15/26	49,525	57,965,992
Series FF
5.00%, 6/15/25	24,730	29,237,537
New York NY Tfa Bldg Aid
Series 2011 S-1A
5.00%, 7/15/25	4,420	5,187,091
New York NY Trnsl Fin Auth
5.00%, 11/01/12-2/01/24	39,300	43,839,464
5.25%, 8/01/14	1,300	1,429,974
5.25%, 2/01/20 (Pre-refunded/ETM)	6,310	6,491,412
Series 2003E
5.25%, 2/01/21 (Pre-refunded/ETM)	1,965	2,021,494
Series 2004C

	Principal Amount (000)	U.S. $ Value
5.25%, 2/01/13 (Pre-refunded/ETM)	4,300	4,422,335
5.25%, 2/01/13	710	730,491
5.25%, 2/01/21 (Pre-refunded/ETM)	3,630	3,911,035
Series 2006A
5.00%, 8/01/13 (Pre-refunded/ETM)	18,175	19,088,657
5.00%, 8/01/13	25	26,271
Series 2011A-1
5.00%, 11/01/23	15,315	18,665,769
NPFGC
5.25%, 2/01/20	115	118,272
NPFGC Series 2003E
5.25%, 2/01/21	35	35,932
NPFGC-RE
5.00%, 11/01/13	18,405	19,545,558
5.50%, 11/01/13	7,075	7,192,445
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
5.75%, 12/01/16	22,830	26,865,659
New York NY Trst for Cult Res (Whitney Museum of American Art)
5.00%, 7/01/21	4,745	5,560,144
New York St Dormitory Auth
5.375%, 7/01/19 (Pre-refunded/ETM)	1,400	1,400,000
NPFGC
5.20%, 2/15/16 (Pre-refunded/ETM)	1,000	1,134,480
New York St Dormitory Auth (Brookdale Hospital Med Ctr)
NPFGC
5.20%, 2/15/14	1,140	1,143,443
New York St Dormitory Auth (Ithaca College)
5.00%, 7/01/17	12,195	13,225,356
New York St Dormitory Auth (Montefiore Medical Center)
5.00%, 8/01/14	1,000	1,073,690
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	1,360	1,555,337
New York St Dormitory Auth (Mt Sinai School of Medicine)
5.00%, 7/01/19	4,390	5,065,401
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/13	1,500	1,536,990
New York St Dormitory Auth (New York St Lease Mental Hlth)
5.00%, 2/15/15-2/15/16	26,330	29,696,769
AGM
5.00%, 2/15/16	3,830	4,380,792
NPFGC
5.00%, 8/15/17	480	480,389
NPFGC Series 1998D
5.25%, 2/15/13	110	110,370
New York St Dormitory Auth (New York St Lease Secured Hosp)
4.00%, 2/15/13-8/15/15	9,160	9,625,858

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/22	6,050	7,082,009
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 2/15/13-2/15/19	69,600	79,776,011
Series 2008 A
5.00%, 3/15/20	4,750	5,600,060
Series 2009 D
5.00%, 6/15/18-6/15/20	9,230	11,133,283
Series G
5.00%, 3/15/17-3/15/18	15,885	18,913,467
AGM
5.00%, 3/15/13	2,525	2,608,148
AMBAC
5.00%, 3/15/15	1,760	1,966,149
NPFGC-RE
5.50%, 3/15/14	4,750	4,916,440
New York St Dormitory Auth (New York Univ)
NPFGC
5.75%, 7/01/12	1,540	1,540,000
NPFGC Series A
6.00%, 7/01/18	1,000	1,256,180
New York St Dormitory Auth (State Univ of New York)
Series 2011A
5.00%, 7/01/24	3,125	3,742,125
New York St Dormitory Auth (Winthrop So Nassau Univ Hlth)
AMBAC Series A
5.25%, 7/01/18	1,000	1,001,710
AMBAC Series B
5.25%, 7/01/19	1,325	1,327,094
New York St Dormitory Auth (Wyckoff Heights Medical Ctr)
NPFGC
5.20%, 2/15/16	5,820	5,838,624
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.)
NPFGC Series 2010C
0.674%, 4/01/34 (a)(b)(c)	17,725	13,136,317
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/14-6/15/25	27,340	29,379,285
Series 2009 A
5.25%, 6/15/24	7,300	8,921,111
New York St Envrn Fac Corp. (New York St Pers Income Tax)
NPFGC-RE
5.00%, 12/15/23	1,060	1,161,855
New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (a)(d)	1,980	20
New York St Loc Gov Asst Corp.
5.00%, 4/01/18-4/01/20	22,670	27,162,268
AGM

	Principal Amount (000)	U.S. $ Value
0.24%, 4/01/17 (a)(b)(c)	7,675	7,158,603
5.00%, 4/01/13	4,230	4,378,219
New York St Mortgage Agy SFMR (New York St Mortgage Agy)
4.50%, 4/01/23	375	372,686
New York St Pwr Auth
NPFGC
5.00%, 11/15/16	6,180	7,290,237
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/18 (Pre-refunded/ETM)	895	1,001,371
New York St Thruway Auth (New York St Pers Income Tax)
5.00%, 3/15/14-3/15/16	10,950	12,536,743
Series 2010A
5.00%, 3/15/25	5,425	6,428,516
AGM
5.00%, 3/15/14-3/15/15	8,840	9,735,976
AGM Series 2005A
5.00%, 3/15/18	1,035	1,153,580
AMBAC
5.00%, 3/15/15	10,170	11,361,212
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
5.00%, 4/01/17	21,620	25,524,572
Series 2012A
5.00%, 4/01/25	18,980	22,767,649
AGM Series 5B
5.00%, 4/01/14	64,440	69,407,035
AMBAC
5.25%, 4/01/14	3,190	3,454,898
NPFGC
5.00%, 4/01/24	1,060	1,153,789
5.25%, 4/01/13-4/01/14	11,175	11,793,543
NPFGC-RE Series B
5.00%, 4/01/13-4/01/16	27,135	29,195,440
New York St Thruway Auth (New York St Thruway Gen Toll Road)
Series 2012I
5.00%, 1/01/25 (e)	5,155	5,950,262
AMBAC
5.00%, 1/01/13-1/01/14	12,285	12,873,950
New York St UDC (New York St Lease Svc Contract)
5.00%, 1/01/19	3,525	4,143,003
New York St UDC (New York St Pers Income Tax)
5.00%, 3/15/16	2,045	2,363,509
AMBAC
5.00%, 12/15/20	6,265	7,056,833
Niagara Falls NY Bridge Comm
FGIC
6.30%, 10/01/12 (Pre-refunded/ETM)	4,670	4,737,201
Port Authority of NY & NJ
3.00%, 10/01/14	7,705	8,092,639
NPFGC-RE
5.00%, 12/01/19	15,290	16,681,849
XLCA

	Principal Amount (000)	U.S. $ Value
5.00%, 10/01/19	3,700	4,130,421
XLCA Series CONS 143rd
5.00%, 10/01/17	6,370	7,155,294
Schenectady Cnty NY Cap Res (Ellis Hospital)
1.75%, 2/15/18	2,800	2,799,972
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/16-7/01/17	2,900	3,312,426
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
5.00%, 6/01/14	12,365	13,404,031
Tompkins Cnty NY IDA (Ithaca College)
5.00%, 7/01/16	2,665	2,943,226
Triborough Brdg & Tunl Auth NY
5.00%, 11/15/15-11/15/19	40,235	47,155,130
5.25%, 11/15/12-11/15/13	14,455	15,123,476
5.50%, 1/01/17 (Pre-refunded/ETM)	9,370	10,407,072
Series 2011A
5.00%, 1/01/27	7,000	8,192,800
NPFGC
5.125%, 1/01/18 (Pre-refunded/ETM)	8,165	8,185,657
5.25%, 11/15/15	3,145	3,620,650
Troy Res Corp. (Rensselaer Polytechnic Institute.)
5.00%, 9/01/16-9/01/21	7,490	8,462,124
Series 2010B
5.00%, 9/01/17-9/01/18	9,100	10,475,186
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
5.25%, 9/15/16	975	830,593
Yonkers NY GO
Series 2011A
5.00%, 10/01/14-10/01/16	4,555	4,998,624
NPFGC
5.00%, 8/01/12-8/01/14	7,925	8,270,864

		1,368,904,993

Alabama - 0.7%
Alabama Pub Sch & Clg Auth
Series B
5.00%, 5/01/18	11,055	13,265,668

Arizona - 0.0%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	285	284,937

California - 2.3%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	5,000	6,000,850
Series A
5.00%, 7/01/18-7/01/20	27,975	33,669,315
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009 E
5.00%, 5/01/21	1,280	1,496,141

		41,166,306

	Principal Amount (000)	U.S. $ Value
Colorado - 0.1%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series D
7.75%, 11/15/13	340	348,622
Todd Creek Farms Met Dist #1 CO
5.60%, 12/01/14 (a)	2,765	1,520,750

		1,869,372

District of Columbia - 0.4%
Metro Washington Arpt Auth VA
5.00%, 10/01/19-10/01/21	5,795	6,804,599

Florida - 5.5%
Citizens Ppty Ins Corp. FL
Series 2009A1
6.00%, 6/01/16	32,725	37,658,621
Series 2010A
5.00%, 6/01/16	7,230	8,049,520
Dupree Lakes CDD FL
6.83%, 11/01/15	295	291,138
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15 (a)	2,415	1,759,521
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/18	16,355	19,549,459
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15	13,660	15,205,083
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (a)(d)	955	286,500
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/17	1,305	1,473,110
AGM Series A
5.00%, 10/01/16	3,500	3,903,445
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	370	398,427
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	3,300	3,583,833
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
5.75%, 10/01/20	1,595	1,924,511
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	1,165	1,176,464
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (a)	85	88,350

	Principal Amount (000)	U.S. $ Value
Series 2010A-2
6.125%, 5/01/35 (a)	200	172,666
Series 2010B
5.125%, 5/01/17 (a)	455	424,592
Series 4B
5.125%, 5/01/09 (a)(f)(g)	185	0
Parkway Center CDD FL
Series B
5.625%, 5/01/14	1,485	1,350,548
Polk Cnty FL SD Sales Tax
AGM
5.00%, 10/01/16	2,665	3,036,021
Sterling Hill CDD FL
Series B
5.50%, 11/01/10 (a)(d)	160	96,000

		100,427,809

Georgia - 0.4%
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series A
5.00%, 3/15/17	6,975	7,775,381

Guam - 0.1%
Guam COP
Series 2010A
6.00%, 12/01/20	1,625	1,713,660

Illinois - 1.4%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	1,090	840,957
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17 (a)	1,307	759,432
Cortland IL SSA #10
5.125%, 3/01/14 (a)(h)	2,545	1,272,500
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	1,620	1,620,033
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	3,960	3,992,155
Illinois GO
5.00%, 8/01/15	15,000	16,404,600

		24,889,677

Indiana - 0.7%
Indiana Bond Bank Gas (JP Morgan Chase)
5.25%, 10/15/18-10/15/21	10,745	12,243,523

Louisiana - 0.1%
Isabella Lakes CDD LA
6.00%, 8/01/22 (a)(d)	1,515	454,500
Juban Parc LA CDD (Juban Parc CDD LA)
5.15%, 10/01/14 (a)(d)(g)	1,155	381,150

	Principal Amount (000)	U.S. $ Value
Whispering Springs CDD LA
5.20%, 10/01/21 (a)(d)(g)	1,500	345,000

		1,180,650

Michigan - 0.2%
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/22	2,985	3,190,756

Nevada - 0.7%
Clark Cnty NV Arpt (McCarran Airport)
AGM Series C 2009
5.00%, 7/01/23	7,400	8,406,770
Clark Cnty NV SD GO
Series B
5.00%, 6/15/17	3,620	4,240,432

		12,647,202

New Jersey - 0.1%
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2011A
5.00%, 6/15/21	2,195	2,634,307

North Carolina - 0.4%
North Carolina Eastern Mun Pwr Agy
5.00%, 1/01/15	1,475	1,621,969
5.375%, 1/01/17	2,285	2,342,514
North Carolina Mun Pwr Agy #1
Series A
5.25%, 1/01/17	2,290	2,689,742

		6,654,225

Ohio - 0.3%
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21 (a)(g)	1,230	1,066,902
Ohio Air Quality Dev Auth (Cleveland Electric Illum)
7.25%, 11/01/32	4,905	5,014,333

		6,081,235

Pennsylvania - 1.1%
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/16-9/01/21	14,925	16,799,442
5.25%, 9/01/23	2,175	2,442,917

		19,242,359

Puerto Rico - 6.4%
Puerto Rico Elec Pwr Auth
5.25%, 7/01/13-7/01/15	12,425	13,252,573
5.50%, 7/01/16-7/01/19	15,645	17,873,175
Series 2010AAA
5.25%, 7/01/21	8,575	9,593,882

	Principal Amount (000)	U.S. $ Value
Series 2010ZZ
5.25%, 7/01/22	7,900	8,815,373
NPFGC
5.50%, 7/01/16	3,695	4,199,072
Puerto Rico GO
5.00%, 7/01/13	4,980	5,175,017
5.25%, 7/01/14	1,305	1,397,081
Puerto Rico Govt Dev Bank
5.00%, 12/01/12-12/01/14	9,390	9,602,631
Series B
5.00%, 12/01/13	4,410	4,654,931
NPFGC Series 2009
4.75%, 12/01/15	7,460	7,619,942
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
3.423%, 7/01/28 (c)	1,090	921,344
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.00%, 7/01/28	1,000	1,000,000
5.75%, 7/01/15	4,245	4,694,206
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/22	23,245	26,970,941
Univ of Puerto Rico
5.00%, 6/01/13	1,015	1,051,408

		116,821,576

Tennessee - 1.0%
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc.)
Series A
5.25%, 9/01/21	17,375	18,983,578

Texas - 0.0%
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	10	10,540

Virginia - 0.0%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	805	865,713

Washington - 0.7%
Port of Seattle WA
5.00%, 2/01/21	11,010	12,817,071

Total Municipal Obligations (cost $1,674,440,965)		1,780,475,137

CORPORATES - INVESTMENT GRADES - 0.7%
Financial Institutions - 0.6%
Banking - 0.3%
Capital One Financial Corp.
2.15%, 3/23/15	1,500	1,511,693
Ford Motor Credit Co. LLC
7.00%, 4/15/15	4,040	4,489,971

		6,001,664

	Principal Amount (000)	U.S. $ Value
Finance - 0.3%
General Electric Capital Corp.
1.625%, 7/02/15	4,291	4,287,352

		10,289,016

Industrial - 0.1%
Industrial - 0.1%
Hewlett-Packard Co.
6.125%, 3/01/14	2,162	2,320,563

Total Corporates - Investment Grades (cost $12,626,331)		12,609,579

SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
State Street Time Deposit
0.01%, 7/02/12 (cost $19,121,395)	19,121	19,121,395

Total Investments - 99.7% (cost $1,706,188,691) (i)		1,812,206,111
Other assets less liabilities - 0.3%		6,295,190

Net Assets - 100.0%		$1,818,501,301

(a)	Illiquid security.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2012 and the aggregate market value of these securities amounted to $20,294,920 or 1.12% of net assets.
(c)	Variable rate coupon, rate shown as of June 30, 2012.
(d)	Security is in default and is non-income producing.
(e)	When-Issued or delayed delivery security.
(f)	Non-income producing security.
(g)	Fair valued.
(h)	Defaulted.
(i)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $121,095,893 and gross unrealized depreciation of investments was $(15,078,473), resulting in net unrealized appreciation of $106,017,420.

As of June 30, 2012, the Fund held 23.9% of net assets in insured bonds (of this amount 4.3% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CIFG NA	-	CIFG Assurance North America Inc.
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company

GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area
UDC	-	Urban Development Corporation
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - New York Municipal Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,729,559,159		$50,915,978		$1,780,475,137
Corporates - Investment Grades		4,287,352		8,322,227		– 0	–	12,609,579
Short-Term Investments		– 0	–	19,121,395		– 0	–	19,121,395

Total Investments in Securities		4,287,352		1,757,002,781		50,915,978		1,812,206,111
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total		$4,287,352		$1,757,002,781		$50,915,978		$1,812,206,111

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds	Total
Balance as of 9/30/11	$13,911,550	$13,911,550
Accrued discounts/(premiums)	(160,032)	(160,032)
Realized gain (loss)	12,528	12,528
Change in unrealized appreciation/depreciation	(1,607,112)	(1,607,112)
Purchases	20,391	20,391
Sales	(2,686,000)	(2,686,000)
Transfers in to Level 3	54,881,703 ^	54,881,703
Transfers out of Level 3	(13,457,050)	(13,457,050)

Balance as of 6/30/12	$50,915,978	$50,915,978

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$(1,607,112)	$(1,607,112)

^	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$50,915,978	Broker Quotes	Yield	0-54.706%
		Fair Valuation	Valuation Committee Evaluation	$23-33

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

Sanford C. Bernstein Fund, Inc.- Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.8%
Long-Term Municipal Bonds - 93.4%
Alabama - 2.4%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/16-5/01/17	$67,805	$79,622,120
Birmingham AL Arpt Auth (Birmingham-Shuttlesworth Intl Arpt)
AGM
6.00%, 7/01/21-7/01/22	10,070	12,404,782
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/21-1/01/22	13,295	15,679,541
Jefferson Cnty AL Swr FGIC
5.00%, 2/01/41 (Pre-refunded/ETM)	7,725	7,749,334
5.00%, 2/01/41 (Pre-refunded/ETM)	12,105	12,144,462
FGIC Series D
5.00%, 2/01/42 (Pre-refunded/ETM)	5,900	5,919,234

		133,519,473

Arizona - 2.1%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.18%, 2/01/42 (a)	18,025	17,010,373
Arizona School Fac Brd COP
NPFGC-RE Series A-1
5.00%, 9/01/15	1,765	1,955,814
Arizona Tourism & Sports Auth (Arizona Tourism/Sports Spl Tax)
5.00%, 7/01/15-7/01/16	3,815	3,881,864
Arizona Trans Brd Fed Hwy Grant
Series 2009A
5.00%, 7/01/15	16,810	18,928,228
Arizona Trnsp Brd Highway
5.00%, 7/01/15	8,480	9,589,014
Series 2011A
5.00%, 7/01/24-7/01/25	17,160	20,398,664
Maricopa Cnty AZ IDA MFHR (Steeplechase Apts)
Series B
6.25%, 12/01/20	1,375	1,382,549
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/20-7/01/25	26,890	30,792,839
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax)
AMBAC
5.00%, 7/01/14	5,000	5,452,050
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC
5.00%, 7/01/14	5,000	5,457,250
Pima Cnty AZ IDA (Global Water Resources)
5.45%, 12/01/17	2,050	2,137,822

	Principal Amount (000)	U.S. $ Value
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	650	649,857
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.25%, 12/01/21	1,430	1,549,090

		119,185,414

California - 7.4%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/17-5/01/19	200,770	244,726,613
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.00%, 7/01/19	16,765	20,383,893
5.25%, 7/01/21	2,735	3,282,465
Series A
5.00%, 7/01/20	5,675	6,796,664
5.25%, 7/01/12	13,375	13,375,000
California GO
5.00%, 8/01/14-5/01/17	33,740	37,623,416
Series 2008
5.00%, 4/01/18	5,000	5,886,450
Series 2009
5.25%, 10/01/20	5,085	6,072,405
Fremont CA USD GO
AGM Series B
5.00%, 8/01/27	1,000	1,091,450
Fresno CA USD GO
NPFGC Series A
6.00%, 2/01/20	3,255	3,923,414
Golden St Tobacco Sec CA FGIC
5.50%, 6/01/33 (Pre-refunded/ETM)	5,000	5,237,300
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/22-5/15/23	24,415	29,333,125
Sacramento CA Fin Auth (Sacramento CA Lease)
Series B
5.40%, 11/01/20	1,000	1,140,110
Sacramento CA Mun Util Dist NPFGC Series G
6.50%, 9/01/13	550	568,612
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009 E
5.25%, 5/01/22-5/01/23	10,380	12,269,503
Series 2011C
5.00%, 5/01/22	5,795	6,600,563
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	3,700	4,459,277
Vernon CA Elec Sys
Series A
5.25%, 8/01/14	12,160	12,828,435

		415,598,695

	Principal Amount (000)	U.S. $ Value
Colorado - 2.2%
Baptist Rd Rural Trnsp Auth Co. (Baptist Road Co. Sales & Use)
4.80%, 12/01/17	230	212,600
Broomfield CO COP
5.00%, 12/01/16-12/01/20	13,710	16,023,441
Colorado DOT
NPFGC Series B
5.50%, 6/15/13-6/15/14	8,300	9,041,338
Colorado Met Wstwtr Reclaim Dist
Series 2012A
5.00%, 4/01/23	3,435	4,297,838
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.50%, 11/15/19	2,140	2,567,551
Series 2010 A
5.00%, 11/15/21-11/15/23	19,630	23,079,454
Series 2011B
4.00%, 11/15/14	6,640	7,052,278
Series A-1
5.00%, 11/15/12	23,625	24,014,812
5.25%, 11/15/13	11,305	11,968,603
Mun Subdist No CO Wtr Dist
AMBAC Series 2007 J
5.00%, 12/01/13	7,295	7,729,782
PV Wtr & San Met Dist CO
Series 06
Zero Coupon, 12/15/17 (b)(c)	13,168	4,608,800
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 1/15/21	2,800	3,122,812
5.25%, 1/15/24-7/15/24	7,745	8,572,089
Todd Creek Farms Met Dist #1 CO
4.75%, 12/01/09 (b)(c)	1,852	1,203,894

		123,495,292

Connecticut - 0.1%
Univ of Connecticut Student Fee
NPFGC-RE Series A
5.25%, 11/15/17	3,065	3,142,545

District of Columbia - 0.8%
District of Columbia GO
AGM Series C
5.00%, 6/01/14 (Pre-refunded/ETM)	5,790	6,298,536
District of Columbia HFA SFMR (District of Columbia HFA)
Series A
6.25%, 12/01/28	385	385,400
District of Columbia Wtr & Swr Auth
AGM
6.00%, 10/01/16	1,635	1,984,808
Metro Washington Arpt Auth VA
5.00%, 10/01/20	11,905	14,554,458
Series 2008A
5.50%, 10/01/14	4,140	4,580,620
Series 2010B
5.00%, 10/01/13	3,325	3,508,673

	Principal Amount (000)	U.S. $ Value
Series A
5.50%, 10/01/12-10/01/18	11,910	13,311,956
NPFGC Series 2005 A
5.25%, 10/01/15	1,715	1,939,648

		46,564,099

Florida - 6.9%
Brevard Cnty FL Sch Brd
AMBAC
5.00%, 7/01/26 (Pre-refunded/ETM)	5,000	5,000,000
Broward Cnty FL Sch Brd COP
NPFGC-RE Series A
5.00%, 7/01/13-7/01/14	7,190	7,616,680
Citizens Ppty Ins Corp. FL
Series 2012 A-1
5.00%, 6/01/19-6/01/21	23,785	26,784,143
NPFGC Series A
5.00%, 3/01/14-3/01/16	103,595	113,791,327
Collier Cnty FL Sch Brd COP
AGM
5.00%, 2/15/16	5,000	5,527,300
Dade Cnty FL SD GO
NPFGC Series 94
5.00%, 8/01/12	8,060	8,086,920
Dupree Lakes CDD FL
6.83%, 11/01/15	175	172,709
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15 (b)	1,150	837,867
Florida Brd of Ed GO
9.125%, 6/01/14 (Pre-refunded/ETM)	150	170,163
Florida Brd of Ed GO (Florida GO)
9.125%, 6/01/14	185	199,841
Series A
5.00%, 1/01/13-1/01/16	19,745	20,676,361
Series B
5.00%, 6/01/13	5,000	5,214,700
Florida Brd of Ed Lottery
NPFGC Series 2002C
5.00%, 1/01/17 (Pre-refunded/ETM)	3,740	3,864,654
Florida Dept Envrn Protn FL Forever
NPFGC-RE Series A
5.00%, 7/01/18 (Pre-refunded/ETM)	3,500	3,676,365
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
AMBAC
5.00%, 7/01/15	4,825	5,361,733
AMBAC Series A
5.00%, 7/01/13-7/01/14	12,095	12,899,483
NPFGC Series B
5.00%, 7/01/15	6,095	6,773,008
Florida GO
Series 2009 B
5.00%, 7/01/17	3,245	3,873,394
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/13	20,000	20,911,200

	Principal Amount (000)	U.S. $ Value
Florida Turnpike Auth (Florida Turnpike)
AGM Series A
5.00%, 7/01/12	6,375	6,375,000
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (b)(c)	3,545	1,063,500
Jacksonville FL Elec Auth
Series 2009 G
5.00%, 10/01/19	2,695	3,195,354
Series 2009B
5.00%, 10/01/15	5,780	6,219,222
Series 2011-23
5.00%, 10/01/13	30,790	32,577,975
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10 (b)(c)	885	575,250
5.00%, 11/01/11 (b)(c)	6,810	2,247,300
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
Series 2011A
5.50%, 10/01/23-10/01/24	13,095	14,747,231
5.625%, 10/01/25	2,550	2,857,479
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	1,650	1,776,770
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	6,990	7,591,210
Miami-Dade Cnty FL SD GO
NPFGC
5.00%, 2/15/13	3,325	3,418,034
NPFGC Series 1997
5.00%, 2/15/15	2,455	2,648,577
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	3,535	3,569,784
Orange Cnty FL Sales Tax
NPFGC-RE Series A
5.00%, 1/01/13	5,520	5,640,060
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (b)	240	249,458
Series 2010A-2
6.125%, 5/01/35 (b)	535	461,882
Series 2010B
5.125%, 5/01/17 (b)	1,225	1,143,133
Series 4B
5.125%, 5/01/09 (b)(d)(e)	510	0
Parkway Center CDD FL
Series B
5.625%, 5/01/14	3,205	2,914,819
Sarasota Cnty FL Util Sys
NPFGC-RE Series C
5.25%, 10/01/21 (Pre-refunded/ETM)	2,000	2,024,260
Sarasota County FL Sch Brd COP
Series 2010 B
5.00%, 7/01/18	2,350	2,723,039

	Principal Amount (000)	U.S. $ Value
Sunrise FL Util Sys
AMBAC
5.50%, 10/01/13 (Pre-refunded/ETM)	2,445	2,602,091
Tampa Bay Reg Wtr Supply Auth FL
Series 2011A
5.00%, 10/01/23	2,050	2,491,119
Tampa FL Occuptl License Tax
NPFGC-RE Series A
5.375%, 10/01/17 (Pre-refunded/ETM)	3,415	3,457,414
5.375%, 10/01/18 (Pre-refunded/ETM)	4,695	4,753,312
Tampa FL Wtr & Swr Sys
5.00%, 10/01/26	3,895	4,598,593
Tampa Hillsboro Cnty FL Expwy Auth
5.00%, 7/01/12 (Pre-refunded/ETM)	6,265	6,265,000
AMBAC
5.00%, 7/01/12	2,310	2,310,000
Villages of Westport CDD FL
Series 05A
5.125%, 5/01/15	865	765,932
Waterset North CDD FL
Series B
6.55%, 11/01/15	7,015	5,677,239

		388,377,885

Georgia - 3.3%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010C
5.00%, 1/01/18-1/01/19	9,260	10,987,195
5.25%, 1/01/20	6,500	7,896,915
5.50%, 1/01/21	7,500	9,282,450
5.75%, 1/01/22-1/01/23	20,000	25,033,480
Series 2101C
5.875%, 1/01/24	2,925	3,658,063
Atlanta GA Arpt PFC (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010B
5.00%, 1/01/20-1/01/22	22,650	26,621,489
Gainesville GA Redev Auth (Gainesville GA GO)
Series 2009B
5.00%, 11/15/13	1,550	1,629,469
Georgia Mun Elec Auth
Series 2010 B
5.00%, 1/01/16-1/01/20	43,550	51,834,164
AGM Series A
5.25%, 1/01/14	4,230	4,524,408
NPFGC Series A
5.25%, 1/01/14	3,625	3,870,557
5.25%, 11/01/21 (Pre-refunded/ETM)	3,000	3,049,050
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series 2006A
5.00%, 3/15/18	1,960	2,186,537
Series A
5.00%, 3/15/16-3/15/17	14,900	16,445,255

	Principal Amount (000)	U.S. $ Value
Main Street Nat Gas, Inc. (Merrill Lynch & Co., Inc.)
Series B
5.00%, 3/15/13	4,470	4,555,332
Metro Atlanta Rapid Transit Auth GA
NPFGC-RE Series A
5.00%, 7/01/12-7/01/13	11,630	12,090,362

		183,664,726

Guam - 0.1%
Guam GO
Series 2009A
5.75%, 11/15/14	2,530	2,556,919
Guam Wtrworks Auth
Series 05
5.00%, 7/01/13	1,345	1,370,219

		3,927,138

Hawaii - 0.5%
Honolulu HI Wstwtr Sys
Series 2009 A
5.00%, 7/01/21-7/01/22	6,900	8,172,234
Series 2010A
5.00%, 7/01/24	16,500	19,366,050

		27,538,284

Illinois - 4.0%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	2,180	1,681,914
Chicago IL GO
AGM Series 2004A
5.00%, 1/01/23	8,160	8,592,562
Chicago IL Pub Bldg Comm
AMBAC
5.25%, 3/01/21 (Pre-refunded/ETM)	4,000	4,130,360
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	6,965	7,284,833
Chicago IL Sales Tax
AGM
5.00%, 1/01/16	5,000	5,593,750
Chicago IL Tax Increment (Kingsbury Redev Proj)
Series A
6.57%, 2/15/13	475	475,199
Chicago IL Trnsp Auth Fed GAN (Chicago Il Fed Hwy Grant)
AMBAC Series 2004
5.25%, 6/01/13	2,520	2,616,289
Chicago IL Wstwtr
NPFGC Series B
5.25%, 1/01/15	4,225	4,652,105
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17 (b)	5,078	2,950,572
Du Page Cnty IL GO
5.60%, 1/01/21	8,655	10,437,411

	Principal Amount (000)	U.S. $ Value
Illinois Civic Ctr Spl Tax
AMBAC
6.25%, 12/15/20	3,135	3,568,069
Illinois Dev Fin Auth (Adventist Health Sys/Sunbelt)
NPFGC Series B
5.325%, 1/01/19 (f)	5,730	5,958,913
Illinois Finance Auth (Northwestern Univ)
1.75%, 12/01/34	2,365	2,414,618
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	5,975	6,023,517
Illinois GO
5.00%, 1/01/13	1,510	1,542,238
Series 2006 A
5.00%, 6/01/15	4,875	5,310,289
Series 2010
5.00%, 1/01/17-1/01/19	43,205	48,369,754
AGM
5.00%, 9/01/14 (Pre-refunded/ETM)	5,550	6,101,170
AGM Series A
5.25%, 10/01/13	7,785	8,237,075
AMBAC
5.00%, 4/01/14-11/01/14	7,230	7,739,184
AMBAC Series B
5.00%, 3/01/13-3/01/14	16,355	17,093,352
NPFGC
5.25%, 10/01/21 (Pre-refunded/ETM)	1,740	1,761,106
NPFGC Series B
5.00%, 3/01/15 (Pre-refunded/ETM)	5,000	5,384,300
Matteson IL GO
8.00%, 12/01/29 (g)	19,775	17,488,614
Metropolitan Pier & Expo Auth IL Spl Tax
5.00%, 12/15/20-12/15/26 (h)	17,100	20,157,392
Regional Trnsp Auth IL Sales Tax
NPFGC Series A
5.00%, 7/01/16	5,285	6,016,180
NPFGC-RE Series B
5.50%, 6/01/17	1,025	1,214,994
NPFGC-RE Series C
7.75%, 6/01/20	1,005	1,238,753
Will & Kendall Cnty CSD #202 IL GO
NPFGC-RE
5.00%, 1/01/14-1/01/16	8,705	9,562,165

		223,596,678

Indiana - 0.3%
Indianapolis IN Gas Util
AGC Series A
5.00%, 8/15/30	7,670	8,051,046
Indianapolis IN Loc Bond Bank
Series B
6.00%, 1/10/13	1,200	1,235,544
Jasper Cnty IN PCR (No. Indiana Pub Serv Co.)
NPFGC

	Principal Amount (000)	U.S. $ Value
5.60%, 11/01/16	6,340	7,154,119

		16,440,709

Kansas – 0.6%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	26,125	17,948,397
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Util Sys)
AMBAC Series 2004
5.65%, 9/01/13-9/01/14	12,200	13,024,267

		30,972,664

Kentucky – 0.2%
Kentucky Asset Liability Comm (Kentucky Fed Hwy Grant)
NPFGC
5.00%, 9/01/16	5,000	5,776,650
Kentucky Prop & Bldg Comm (Kentucky Lease Prop & Bldg)
NPFGC-RE
5.00%, 3/01/13-3/01/14	7,970	8,330,056

		14,106,706

Louisiana – 1.9%
Coves of The Highland CDD LA
5.60%, 11/01/13 (b)(c)(d)	4,025	0
De Soto Parish LA PCR (International Paper Co.)
Series A-2
5.00%, 10/01/12	4,700	4,747,188
E. Morial New Orleans Exhib Hall LA
AMBAC Series A
5.25%, 7/15/20 (Pre-refunded/ETM)	3,450	3,626,950
Lakeshore Vlgs Master CDD LA
5.25%, 7/01/17 (b)(c)	9,814	3,925,600
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	21,805	23,430,345
Louisiana Citizens Ppty Ins Corp.
AMBAC Series B
5.25%, 6/01/14	1,770	1,914,078
Louisiana GO
AGM Series 2006C
5.00%, 5/01/14	6,585	7,129,316
AMBAC Series A
5.00%, 10/15/12	11,965	12,124,733
Louisiana Loc Govt Envrn Fac & CDA (Cargo Acquisition Group)
Series 02
6.65%, 1/01/25	495	495,718
Louisiana Loc Govt Envrn Fac & CDA (Lctcs Fac Corp. Proj)
5.00%, 10/01/21-10/01/25	16,135	18,580,925

	Principal Amount (000)	U.S. $ Value
Louisiana St Office Facs Corp. (Louisiana Lease St Off Bldg)
5.00%, 3/01/13-3/01/17	11,785	13,047,975
Series 2009
5.00%, 3/01/18	2,005	2,349,659
Morehouse Parish LA PCR (International Paper Co.)
Series A
5.25%, 11/15/13	7,340	7,751,334
New Orleans LA GO
NPFGC
5.25%, 12/01/20	5,845	6,314,821
Orange Grove CDD LA
5.30%, 11/01/21 (b)(c)(d)	1,695	559,350
Terrebonne Parish LA Wtrwks
AMBAC Series A
5.25%, 11/01/23	2,000	2,088,780

		108,086,772

Massachusetts - 1.7%
Massachusetts Bay Trnsp Auth
Series A
5.25%, 7/01/20 (Pre-refunded/ETM)	3,600	3,600,000
Massachusetts GO
Series B
5.00%, 8/01/12	17,750	17,811,948
AGM Series 2006C
3.183%, 11/01/19(f)	1,815	1,871,319
NPFGC Series D
5.375%, 8/01/22 (Pre-refunded/ETM)	2,495	2,504,281
5.375%, 8/01/22 (Pre-refunded/ETM)	110	110,409
5.50%, 11/01/12	17,790	18,094,743
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series E2
5.00%, 7/01/12-7/01/17	21,980	23,717,111
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series N
6.25%, 4/01/20	2,820	3,775,698
Massachusetts Wtr Poll Abatmnt
Series B
5.25%, 8/01/14	60	62,536
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
AMBAC
5.00%, 11/01/18	18,795	21,278,383

		92,826,428

Michigan - 3.8%
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/19-7/01/20	20,980	22,930,538
Michigan Bldg Auth (Michigan Lease Fac Prog)
Series 2009 I
5.00%, 10/15/12-10/15/15	25,200	27,051,892
NPFGC Series 2004
5.375%, 10/01/13	1,900	2,009,592

	Principal Amount (000)	U.S. $ Value
Michigan Finance Auth (Michigan Unemployment)
Series 2012A
5.00%, 7/01/16	93,985	108,729,367
Michigan Pub Pwr Agy (Belle River Proj)
NPFGC
5.25%, 1/01/14	3,380	3,612,105
Michigan Trunk Line Spl Tax
5.00%, 11/01/19-11/01/20	10,000	12,186,300
Series 2009
5.00%, 11/01/23	1,510	1,766,609
AGM Series B
5.00%, 9/01/13	2,055	2,165,333
NPFGC-RE
5.00%, 11/01/12	4,130	4,193,809
5.25%, 11/01/13	5,000	5,320,800
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
Series 2010C
5.00%, 12/01/17	5,000	5,674,250
Wayne State Univ MI
Series 2009 A
5.00%, 11/15/21-11/15/23	14,100	16,068,332

		211,708,927

Minnesota - 0.2%
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
Series B
5.00%, 1/01/14	2,210	2,352,545
Minnesota Mun Pwr Agy Elec
4.50%, 10/01/12	2,395	2,415,094
Southern MN Muni Pwr Agy
AMBAC Series A
5.25%, 1/01/16	6,820	7,836,726

		12,604,365

Missouri - 0.3%
Jackson Cnty MO Pub Bldg Corp.
5.00%, 12/01/25	1,955	2,110,735
Kansas City MO Mun Assist Corp.
NPFGC-RE
5.00%, 4/15/13	7,215	7,453,456
Springfield MO Pub Util
5.00%, 12/01/18-12/01/19	7,190	8,648,046

		18,212,237

Nevada - 3.6%
Clark Cnty NV Airport PFC (McCarran Airport)
Series 2008
5.00%, 7/01/12	2,745	2,745,000
5.25%, 7/01/17	16,695	19,344,997
Series A
5.00%, 7/01/13-7/01/14	8,280	8,699,546

	Principal Amount (000)	U.S. $ Value
Clark Cnty NV Arpt (McCarran Airport)
AGM Series 2009 C
5.00%, 7/01/24	9,175	10,318,022
Clark Cnty NV GO
AGM Series B
5.00%, 6/01/13	5,370	5,595,540
AMBAC
5.00%, 11/01/15 (Pre-refunded/ETM)	1,085	1,244,886
5.00%, 11/01/16	16,010	18,653,091
AMBAC Series A
6.50%, 6/01/17	1,760	2,174,656
Clark Cnty NV Motor Vehicle Fuel Tax
5.00%, 7/01/19	8,190	9,790,981
AMBAC
5.00%, 7/01/14-7/01/16	26,400	29,129,854
Clark Cnty NV SD GO
Series 2008 A
5.00%, 6/15/21	5,000	5,692,350
AGM Series C
5.00%, 6/15/19	22,380	25,047,696
5.25%, 6/15/13	8,800	9,200,224
NPFGC Series C
5.00%, 6/15/13	5,595	5,836,256
NPFGC-RE Series A
5.00%, 6/15/17	27,880	31,204,969
5.25%, 6/15/14	5,505	5,989,000
Clark Cnty NV SID #151 (Clark Cnty NV SID #151 Summerlin)
4.40%, 8/01/12	190	189,780
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (b)	970	959,194
Nevada GO
Series 2008C
5.00%, 6/01/15	4,555	5,106,109
Series 2009 B
5.00%, 5/01/14	1,790	1,936,261

		198,858,412

New Hampshire - 0.3%
Manchester NH Arpt (Manchester-Boston Regional Arpt)
Series 2012A
5.00%, 1/01/22	6,510	7,468,142
New Hampshire Hlth & Ed Fac Auth
AMBAC
5.375%, 7/01/20 (Pre-refunded/ETM)	7,090	7,160,900

		14,629,042

New Jersey - 5.7%
Garden St Presv Trust NJ
AGM Series 05A
5.80%, 11/01/17 (Pre-refunded/ETM)	2,325	2,720,390
New Jersey COP (New Jersey COP Equip Purchase)
Series A
5.00%, 6/15/13-6/15/14	7,365	7,825,551
New Jersey EDA
NPFGC Series G
5.00%, 9/01/15 (Pre-refunded/ETM)	3,705	3,907,923

	Principal Amount (000)	U.S. $ Value
New Jersey EDA (New Jersey Lease Sch Fac)
Series W
5.00%, 3/01/15	2,325	2,573,264
NPFGC Series G
5.00%, 9/01/13	20,445	21,459,685
New Jersey EDA (New Jersey Trnst Pj Lease)
5.00%, 5/01/15-5/01/16	55,310	62,473,500
New Jersey Trnsp Trust Fd Auth
Series 2005B
5.25%, 12/15/13 (Pre-refunded/ETM)	255	273,294
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant)
NPFGC-RE Series A
5.00%, 6/15/13-6/15/14	11,520	12,273,502
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
AGM Series C
5.75%, 12/15/12	5,000	5,123,900
AMBAC Series A
5.50%, 12/15/13	7,415	7,951,253
NPFGC Series 2005B
5.25%, 12/15/13	6,125	6,545,053
NPFGC Series A
5.25%, 12/15/12-12/15/13	29,185	30,712,444
NPFGC Series B
5.25%, 12/15/14	14,605	16,141,300
NPFGC-RE Series B
5.25%, 12/15/13	5,000	5,342,900
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.00%, 1/01/26	14,770	17,695,346
Tobacco Settlement Fin Corp. NJ
6.25%, 6/01/43 (Pre-refunded/ETM)	22,020	23,224,714
6.75%, 6/01/39 (Pre-refunded/ETM)	84,940	89,970,996

		316,215,015

New York – 9.1%
Metropolitan Trnsp Auth NY
Series 2012D
5.00%, 11/15/16 (h)	18,660	21,537,932
New York NY GO
5.00%, 8/01/16-8/01/17	10,795	12,691,686
5.25%, 8/01/16	17,165	20,098,842
Series 04G
5.00%, 8/01/12	21,110	21,183,463
Series 2002C
5.50%, 8/01/14 (Pre-refunded/ETM)	90	92,689
5.50%, 8/01/14	4,690	4,825,729
Series 2005 N
5.00%, 8/01/12 (Pre-refunded/ETM)	995	998,473
5.00%, 8/01/12	1,055	1,058,671
Series 2009 C
5.00%, 8/01/17-8/01/22	18,190	21,663,833
Series 2010B

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/19	12,145	14,750,710
Series B
5.00%, 9/01/15	10,000	11,322,800
Series C
5.00%, 1/01/15-1/01/16	15,370	17,356,752
Series D
5.00%, 2/01/15	8,800	9,767,648
Series E
5.00%, 8/01/14-8/01/16	36,490	40,227,514
Series I
5.875%, 3/15/13	35	35,136
Series J
5.00%, 3/01/17	2,355	2,611,059
New York NY Trnsl Fin Auth
5.25%, 2/01/20	1,975	2,031,781
Series 2002A
5.00%, 11/01/22-11/01/25	34,430	41,726,475
Series 2003E
5.25%, 2/01/21 (Pre-refunded/ETM)	2,710	2,787,913
5.25%, 2/01/22 (Pre-refunded/ETM)	4,595	4,727,106
Series 2011C
5.00%, 11/01/19-11/01/25	23,420	28,423,398
NPFGC Series 2003E
5.25%, 2/01/21-2/01/22	140	143,693
New York St Dormitory Auth (New York St Lease Cuny)
Series 2008B
5.00%, 7/01/15-7/01/16	33,770	38,532,131
Series A
5.75%, 7/01/13	360	368,561
New York St Dormitory Auth (New York St Lease Mental Hlth)
NPFGC Series 1998D
5.25%, 2/15/13	115	115,386
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/19-7/01/24	25,150	29,141,791
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009 G
5.00%, 3/15/19-3/15/21	13,865	16,756,792
New York St Dormitory Auth (New York Univ)
NPFGC Series A
6.00%, 7/01/18	2,865	3,598,956
New York St Dormitory Auth (Orange Regl Med Ctr)
6.00%, 12/01/13-12/01/16	14,030	15,212,296
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/18 (Pre-refunded/ETM)	3,650	4,083,803
NPFGC Series A
5.00%, 4/01/21 (Pre-refunded/ETM)	4,700	4,853,267
New York St Thruway Auth (New York St Lease Thruway Svc Contract)
5.00%, 4/01/17	37,425	44,183,955
Series 2009
5.00%, 4/01/18	10,000	12,002,800

	Principal Amount (000)	U.S. $ Value
New York St Thruway Auth (New York St Pers Income Tax)
AGM Series 2005A
5.00%, 3/15/18	4,210	4,692,340
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
NPFGC-RE Series B
5.00%, 4/01/13-4/01/16	50,925	57,447,524

		511,052,905

North Carolina - 3.2%
North Carolina Eastern Mun Pwr Agy
Series 2009 B
5.00%, 1/01/17	1,020	1,178,732
Series 2012B
5.00%, 1/01/21	13,215	15,772,367
Series A
5.00%, 1/01/14-1/01/15	9,510	10,283,871
6.00%, 1/01/26 (Pre-refunded/ETM)	1,720	2,343,947
North Carolina Infra Fin Corp. COP
Series A
5.00%, 2/01/13	4,295	4,413,327
AGM Series A
5.00%, 2/01/13-2/01/15	20,000	21,405,000
North Carolina Mun Pwr Agy #1
5.25%, 1/01/14	15,545	16,641,389
5.50%, 1/01/13 (Pre-refunded/ETM)	1,455	1,492,888
5.50%, 1/01/13 (Pre-refunded/ETM)	1,210	1,240,891
Series A
5.25%, 1/01/15-1/01/17	64,050	72,856,070
5.50%, 1/01/13	2,640	2,706,343
Series C
5.25%, 1/01/14-1/01/17	18,155	20,363,185
AMBAC Series A
5.25%, 1/01/15	5,490	5,619,345

		176,317,355

Ohio - 3.8%
Cincinnati OH Wtr
Series A
5.00%, 12/01/15	5,780	6,619,140
Cleveland OH Arpt Sys
AMBAC Series 2006 A
5.00%, 1/01/23	3,145	3,367,729
5.25%, 1/01/20	2,315	2,670,422
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21 (b)(d)	3,650	3,166,010
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010G
5.00%, 12/01/19-12/01/24	93,725	108,522,256
Ohio GO
Series 2011A
5.00%, 8/01/20-8/01/21	57,430	71,048,490

	Principal Amount (000)	U.S. $ Value
Ohio Wtr Dev Auth (Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32	7,005	7,161,142
Univ of Cincinnati OH
5.00%, 6/01/20-6/01/21	6,795	8,189,128
Univ of Toledo OH
5.00%, 6/01/21	2,610	3,024,651

		213,768,968

Oklahoma – 0.1%
Mcgee Creek Auth OK Wtr
NPFGC
6.00%, 1/01/23	3,980	4,605,895

Oregon – 0.6%
Oregon Dept of Admin Svc COP
Series 2009 D
5.00%, 11/01/21-11/01/23	18,535	21,857,835
Port of Portland OR (Portland Intl Arpt)
Series 2010 20C
5.00%, 7/01/23	1,405	1,583,084
Portland OR Swr Sys
NPFGC Series A
5.00%, 6/15/13	5,090	5,319,406
Washington Cnty OR SD #48-J GO
AGM
5.00%, 6/01/13	4,600	4,799,640

		33,559,965

Pennsylvania – 5.2%
Allegheny Cnty PA Arpt Auth (Pittsburgh Intl Airport)
NPFGC
5.00%, 1/01/18	1,585	1,774,106
Allegheny Cnty PA GO
NPFGC Series C-54
5.375%, 11/01/18 (Pre-refunded/ETM)	3,400	3,456,984
Allegheny Cnty PA Hosp Dev Auth (Upmc Health Sys)
Series 2008A
5.00%, 9/01/14	46,500	50,706,855
Series B
5.00%, 6/15/18	8,200	8,828,366
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	225	227,882
Central Bucks PA SD GO
5.00%, 5/15/16 (Pre-refunded/ETM)	2,045	2,388,765
NPFGC-RE
5.00%, 5/15/16	2,955	3,413,705
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease)
AGM Series A
5.00%, 6/01/14	5,410	5,806,715
Pennsylvania Turnpike Comm
5.00%, 6/01/15	4,260	4,711,816
Series 2009 B
5.00%, 6/01/16-6/01/20	50,040	57,770,077

	Principal Amount (000)	U.S. $ Value
Philadelphia PA Arpt (Philadelphia Intl Airport)
5.00%, 6/15/21	6,225	7,156,073
Series 2010D
5.00%, 6/15/19-6/15/21	28,140	31,872,413
5.25%, 6/15/22-6/15/23	20,485	23,018,667
Series 2011A
5.00%, 6/15/16-6/15/19	12,650	14,370,243
Philadelphia PA IDA (Univ of Pennsylvania)
Series 2007
0.75%, 4/26/14 (a)	7,300	7,212,473
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/14-9/01/20	38,650	43,675,396
Series 2009
5.125%, 9/01/22	9,080	10,228,348
Southeastern PA Trnsp Auth
5.00%, 3/01/23-3/01/24	12,245	14,191,587

		290,810,471

Puerto Rico - 4.0%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/21	23,840	26,260,952
Series 2010ZZ
5.00%, 7/01/17	5,835	6,515,186
5.25%, 7/01/18	2,205	2,506,159
Puerto Rico GO
Series A
5.00%, 7/01/30 (Pre-refunded/ETM)	26,560	26,560,000
Puerto Rico Govt Dev Bank
Series B
5.00%, 12/01/13	3,540	3,736,612
Puerto Rico Infra Fin Auth
Series 2011C
3.00%, 12/15/26	7,415	7,467,127
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series M
5.50%, 7/01/13	15,205	15,875,084
AMBAC Series 2003H
5.50%, 7/01/16	5,415	6,043,357
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/21	36,000	41,870,160
Series 2009A
5.375%, 8/01/20 (Pre-refunded/ETM)	10,315	13,210,421
5.375%, 8/01/20	39,685	46,088,968
5.50%, 8/01/23	4,980	5,723,464
Univ of Puerto Rico
Series P
5.00%, 6/01/13-6/01/14	9,895	10,385,384
Series Q
5.00%, 6/01/14-6/01/15	10,315	11,012,442

		223,255,316

Rhode Island - 0.5%
Rhode Island Depositors Corp.
Series A

	Principal Amount (000)	U.S. $ Value
6.375%, 8/01/22 (Pre-refunded/ETM)	5,780	7,968,250
AGM Series A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,892,265
5.75%, 8/01/19 (Pre-refunded/ETM)	4,940	6,070,766
Rhode Island EDC (Rhode Island DOT Fed Hwy Grant)
Series 2009A
5.25%, 6/15/17	7,955	9,375,604

		25,306,885

South Carolina - 0.5%
Greenville Cnty SD SC Lease
5.00%, 12/01/13-12/01/15	14,850	16,463,288
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
5.25%, 12/01/23-12/01/25	2,315	2,452,718
Richland Cnty SC (International Paper Co.)
Series A
4.60%, 9/01/12	6,415	6,452,977
South Carolina Pub Svc Auth
Series 2002D
5.25%, 1/01/14 (Pre-refunded/ETM)	855	875,999
AGM
5.25%, 1/01/14 (Pre-refunded/ETM)	1,225	1,255,086

		27,500,068

Tennessee - 0.1%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
Series 2010 B
5.00%, 7/01/16-7/01/17	3,545	3,993,399
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc.)
Series A
5.25%, 9/01/21	2,115	2,310,807

		6,304,206

Texas - 9.3%
Austin TX Utils Sys
AGM
5.00%, 11/15/13	3,035	3,228,178
Bell Cnty TX Hlth Fac Dev Corp.
6.50%, 7/01/19 (Pre-refunded/ETM)	1,000	1,250,840
Camino Real Regl Mob Auth TX
5.00%, 2/15/14-2/15/21	61,195	65,865,877
Series 2008
5.00%, 8/15/21	205	205,359
Clear Creek TX ISD GO
Series A
5.00%, 2/15/16	1,280	1,476,902
Conroe TX ISD GO
5.00%, 2/15/16	6,260	6,996,802
Dallas Fort Worth TX Intl Arpt
5.00%, 11/01/14	2,500	2,739,850
Series 2009A

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/15	6,415	7,246,833
AMBAC Series 2003 A
5.50%, 11/01/14	2,000	2,111,900
Dallas TX GO
5.00%, 2/15/13	2,190	2,254,430
Dallas TX ISD GO
5.00%, 2/15/22	5,065	6,225,391
El Paso TX GO
NPFGC-RE
5.00%, 8/15/12	5,750	5,780,762
Garland TX GO
Series 2010
5.00%, 2/15/24	3,800	4,530,094
Harris Cnty TX Fld Ctl Dist GO
Series A
5.25%, 10/01/20 (Pre-refunded/ETM)	1,920	2,119,603
5.25%, 10/01/22 (Pre-refunded/ETM)	4,795	5,293,488
5.25%, 10/01/23 (Pre-refunded/ETM)	5,255	5,801,310
Harris Cnty TX GO
5.25%, 10/01/24 (Pre-refunded/ETM)	3,660	4,049,168
5.25%, 10/01/24	10,340	11,336,983
Series 2010 A
5.00%, 10/01/23-10/01/25	17,570	21,164,108
Houston TX Arpt Sys
Series 2009 A
5.00%, 7/01/21	2,090	2,400,240
Houston TX Wtr & Swr Sys
AMBAC Series B
5.75%, 12/01/16 (Pre-refunded/ETM)	3,000	3,066,570
5.75%, 12/01/17 (Pre-refunded/ETM)	2,000	2,044,380
Lower Colorado River Auth TX
5.00%, 5/15/22-5/15/24	50,085	58,500,312
AGM Series 1999 A
5.875%, 5/15/16	2,330	2,338,458
North Texas Tollway Auth TX
Series 2008H
5.00%, 1/01/42 (Pre-refunded/ETM)	5,000	5,116,700
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.00%, 9/01/24	5,000	5,927,150
5.25%, 9/01/25-9/01/26	35,810	42,692,631
Plano TX GO
5.00%, 9/01/13	5,045	5,320,104
Retama TX Dev Corp.
8.75%, 12/15/13 (Pre-refunded/ETM)	2,045	2,285,288
8.75%, 12/15/14 (Pre-refunded/ETM)	3,860	4,612,816
8.75%, 12/15/15 (Pre-refunded/ETM)	1,200	1,522,056
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc.)
5.25%, 8/01/15	1,880	2,044,726
San Antonio TX Elec & Gas
5.00%, 2/01/20-2/01/21	52,355	62,705,384
5.375%, 2/01/13	5,000	5,148,500
San Antonio TX GO
NPFGC-RE Series 2006
5.25%, 8/01/12	5,000	5,018,400
San Antonio TX Wtr
Series 2011A

	Principal Amount (000)	U.S. $ Value
3.00%, 5/15/13	1,150	1,177,692
5.00%, 5/15/23-5/15/26	21,200	25,415,106
Spring TX ISD GO
5.00%, 8/15/20-8/15/21	8,365	10,313,890
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	1,160	1,222,663
Tarrant Cnty TX Hlth Fac Dev
AMBAC Series A
5.125%, 9/01/12 (Pre-refunded/ETM)	645	649,967
Texas A & M Univ
Series 2009 D
5.00%, 5/15/18	2,000	2,425,080
Texas GO
5.00%, 10/01/22-10/01/25	47,335	58,160,109
Texas Mun Pwr Agy
NPFGC
Zero Coupon, 9/01/13	2,345	2,316,250
Texas PFA (Texas Lease Bldg & Procur)
AMBAC
5.00%, 2/01/15	5,000	5,454,550
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42	8,270	8,301,343
Texas Trnsp Comm (Texas St Hwy Fund First Tier)
5.00%, 4/01/14-4/01/16	14,985	16,970,421
Series 2007
5.00%, 4/01/24	8,380	9,592,670
Univ of Texas
Series D
5.00%, 8/15/14	5,850	6,412,536

		518,833,870

Virginia – 0.0%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	1,584	1,703,465

Washington – 7.5%
Central Puget Sound WA RTA
AMBAC Series A
5.00%, 11/01/18	1,015	1,133,410
Chelan Cnty WA PUD #1
Series 2011A
5.00%, 7/01/20	3,110	3,662,492
Series 2011B
5.00%, 7/01/21	5,000	5,899,300
5.25%, 7/01/22	3,565	4,233,045
Cowlitz Cnty WA Spl Swr (Cowlitz Cnty WA Special Swr)
NPFGC-RE
5.50%, 11/01/19	1,435	1,628,682
Energy Northwest WA (Bonneville Power Admin)
Series 2007C
5.00%, 7/01/17	2,625	3,134,749
Series 2012A

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/18-7/01/21	92,520	113,004,715
Series A
5.00%, 7/01/12-7/01/14	11,255	11,929,901
5.50%, 7/01/13	3,840	4,040,563
Series C
5.00%, 7/01/14-7/01/16	19,210	21,361,385
Series D
5.00%, 7/01/13	5,060	5,299,287
AMBAC Series A
5.00%, 7/01/18	5,040	5,638,500
NPFGC Series A
5.25%, 7/01/13	6,545	6,870,679
5.50%, 7/01/12	1,945	1,945,000
5.75%, 7/01/17-7/01/18	9,455	9,455,000
Grant Cnty WA PUD #2
Series 2011A
5.00%, 1/01/20-1/01/23	13,725	16,443,041
King Cnty WA SD #001 GO
Series A
5.00%, 12/01/12-12/01/13	53,690	55,485,709
King Cnty WA Swr
Series 2011B
5.00%, 1/01/23	4,415	5,299,325
Port of Seattle WA
5.00%, 6/01/22	1,995	2,355,417
Series 2010C
5.00%, 2/01/17	2,590	2,952,186
Seattle WA Mun Light & Pwr
AGM
5.00%, 8/01/13	10,060	10,566,823
Tacoma WA Elec Sys
AGM
5.00%, 1/01/15	20,945	22,982,948
Washington St GO
Series 2003A
5.00%, 7/01/13 (Pre-refunded/ETM)	5,000	5,000,000
5.00%, 7/01/13 (Pre-refunded/ETM)	55	57,578
Series A
5.00%, 7/01/13	10,330	10,819,642
Series C
5.00%, 7/01/14	27,730	30,277,555
AGM
5.00%, 7/01/15	5,405	6,113,595
AGM Series 2007A
5.00%, 7/01/14	6,260	6,835,106
AGM Series B
5.00%, 7/01/13	5,785	6,059,209
AGM Series D
5.00%, 1/01/14	2,655	2,838,992
AMBAC
5.00%, 1/01/13-1/01/14	26,335	27,350,520
AMBAC Series C
5.00%, 1/01/16	7,770	8,931,149
NPFGC Series 2003R
5.00%, 7/01/13	2,025	2,120,985

		421,726,488

	Principal Amount (000)	U.S. $ Value
Wisconsin - 1.1%
Wisconsin GO
NPFGC Series 1
5.25%, 5/01/13	4,545	4,732,663
NPFGC Series A
5.00%, 5/01/13	12,570	13,063,247
NPFGC Series B
5.00%, 5/01/13	4,750	4,936,010
NPFGC-RE Series 3
5.25%, 5/01/13	5,500	5,727,095
Wisconsin Trnsp Auth (Wisconsin Trnsp Auth Spl Tax)
Series 2012-2
5.00%, 7/01/23	3,420	4,233,002
AGM Series A
5.25%, 7/01/14-7/01/16	12,610	14,554,100
AMBAC Series B
5.00%, 7/01/13	4,270	4,471,501
NPFGC-RE
5.00%, 7/01/16	6,885	8,003,262
NPFGC-RE Series I
5.00%, 7/01/17	2,000	2,380,860

		62,101,740

Total Long-Term Municipal Bonds (cost $4,911,034,464)		5,220,119,103

Short-Term Municipal Notes - 1.4%
California - 0.0%
Sacramento Cnty CA Santn Dist Fing Auth (Sacramento Regl Cnty Santn Dist CA)
0.15%, 12/01/36 (i)	2,075	2,075,000

Connecticut - 0.0%
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2001V-1
0.14%, 7/01/36 (i)	1,000	1,000,000

Mississippi - 1.0%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
0.15%, 11/01/35 (i)	19,070	19,070,000
Series 2009 C
0.16%, 12/01/30 (i)	18,720	18,720,000
Series 2009 F
0.14%, 12/01/30 (i)	2,900	2,900,000
Series 2010C
0.14%, 12/01/30 (i)	2,500	2,500,000
Series 2010L
0.14%, 11/01/35 (i)	9,900	9,900,000

		53,090,000

New York - 0.3%
New York NY Trnsl Fin Auth
0.18%, 11/01/22 (i)	15,870	15,870,000

	Principal Amount (000)	U.S. $ Value
Texas - 0.1%
Harris Cnty TX Cult Ed Fac Fin Corp. (Texas Medical Center)
Series 2010B-1
0.16%, 9/01/31(i)	8,300	8,300,000

Total Short-Term Municipal Notes (cost $80,335,000)		80,335,000

Total Municipal Obligations (cost $4,991,369,464)		5,300,454,103

CORPORATES - INVESTMENT GRADES - 4.2%
Financial Institutions - 2.3%
Banking - 1.7%
Bank of America Corp.
7.375%, 5/15/14	6,380	6,861,269
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	1,571	1,699,963
Capital One Financial Corp.
2.125%, 7/15/14	12,993	13,103,609
Citigroup, Inc.
2.65%, 3/02/15	8,048	8,047,018
Ford Motor Credit Co. LLC
7.00%, 4/15/15	12,630	14,036,717
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	5,430	5,643,008
5.25%, 10/15/13	20,300	21,110,295
JPMorgan Chase & Co.
1.875%, 3/20/15	1,875	1,873,551
2.05%, 1/24/14	8,878	8,975,063
Merrill Lynch & Co., Inc.
5.45%, 2/05/13	15,236	15,542,366

		96,892,859

Finance - 0.6%
General Electric Capital Corp.
2.15%, 1/09/15	27,608	28,073,250
5.90%, 5/13/14	1,678	1,822,719

		29,895,969

		126,788,828

Industrial - 1.9%
Capital Goods - 0.3%
Caterpillar Financial Services Corp.
1.10%, 5/29/15	3,027	3,043,939
Caterpillar, Inc.
0.95%, 6/26/15	13,617	13,667,315

		16,711,254

Communications - Telecommunications - 0.6%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	4,726	5,059,334
7.375%, 11/15/13	2,463	2,674,136
Verizon Communications, Inc.
1.95%, 3/28/14	20,918	21,379,284
5.25%, 4/15/13	1,676	1,736,515

		30,849,269

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
6.50%, 11/15/13	13,806	14,799,259

Industrial - 0.4%
Hewlett-Packard Co.
6.125%, 3/01/14	23,316	25,026,019

Technology - 0.3%
Hewlett-Packard Co.
1.55%, 5/30/14	3,543	3,561,845
International Business Machines Corp.
0.55%, 2/06/15	14,866	14,769,534

		18,331,379

		105,717,180

Utility - 0.0%
Electric - 0.0%
Exelon Generation Co. LLC
5.35%, 1/15/14	1,261	1,335,708

Total Corporates - Investment Grades (cost $232,347,967)		233,841,716

GOVERNMENTS - TREASURIES - 0.7%
United States - 0.7%
U.S. Treasury Notes
0.375%, 6/30/13 (cost $41,281,488)	41,325	41,375,045

Total Investments - 99.7% (cost $5,264,998,919) (j)		5,575,670,864
Other assets less liabilities - 0.3%		16,550,803

Net Assets - 100.0%		$5,592,221,667

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2012.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Fair valued.
(e)	Non-income producing security.
(f)	Variable rate coupon, rate shown as of June 30, 2012.
(g)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(h)	When-Issued or delayed delivery security.
(i)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $340,070,110 and gross unrealized depreciation of investments was $(29,398,165), resulting in net unrealized appreciation of $310,671,945.

As of June 30, 2012, the Fund held 23.4% of net assets in insured bonds (of this amount 10.1% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
CSD	-	Central/Community School District
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GAN	-	Grant Anticipation Note
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
RTA	-	Regional Transportation Authority
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SID	-	Special Improvement District
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc.- Diversified Municipal Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$5,123,257,612		$96,861,491		$5,220,119,103
Short-Term Municipal Notes		– 0	–	80,335,000		– 0	–	80,335,000
Corporates - Investment Grades		– 0	–	233,841,716		– 0	–	233,841,716
Governments - Treasuries		– 0	–	41,375,045		– 0	–	41,375,045

Total Investments in Securities		– 0	–	5,478,809,373		96,861,491		5,575,670,864
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$5,478,809,373		$96,861,491		$5,575,670,864

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Balance as of 9/30/11	$161,000			$370,480		$531,480
Accrued discounts/(premiums)	(2,545,881)			– 0	–	(2,545,881)
Realized gain (loss)	24,864			380,007		404,871
Change in unrealized appreciation/depreciation	4,171,113			(370,480)		3,800,633
Purchases	1,882,988			– 0	–	1,882,988
Sales	(5,119,229)			– 0	–	(5,119,229)
Settlements	– 0	–		(380,007)		(380,007)
Transfers in to Level 3	98,286,636	^		– 0	–	98,286,636
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 6/30/12	$96,861,491		$	– 0	–	$96,861,491

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$3,756,744		$	– 0	–	$3,756,744

^	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at June 30, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$96,861,491	Broker Quotes	Yield	0-28.507%
		Fair Valuation	Valuation Committee Evaluation	$33
		Fair Valuation	Bond Past Maturity	$0.000001

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

Sanford C. Bernstein Fund, Inc. - Overlay A Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 65.7%
Consumer Discretionary - 10.2%
Auto Components - 0.8%
BorgWarner, Inc. (a)	32,935	$2,160,207
Cie Generale des Etablissements Michelin - Class B	15,560	1,018,033
Dana Holding Corp.	6,860	87,877
GKN PLC	285,300	808,876
Lear Corp.	78,450	2,959,919
Magna International, Inc. - Class A	18,650	736,584
Sumitomo Rubber Industries Ltd.	20,500	267,011
TRW Automotive Holdings Corp. (a)	77,290	2,841,180

		10,879,687

Automobiles - 1.1%
Bayerische Motoren Werke AG	6,720	486,312
Dongfeng Motor Group Co., Ltd. - Class H	454,000	713,205
Ford Motor Co.	102,400	982,016
General Motors Co. (a)	257,130	5,070,603
Harley-Davidson, Inc.	59,900	2,739,227
Honda Motor Co., Ltd.	32,300	1,127,126
Mazda Motor Corp. (a)	487,000	663,173
Nissan Motor Co., Ltd.	163,000	1,547,804
Renault SA	17,980	717,987
Volkswagen AG (Preference Shares)	7,470	1,183,456

		15,230,909

Distributors - 0.3%
Imperial Holdings Ltd.	15,460	326,331
Li & Fung Ltd.	1,718,000	3,321,988
LKQ Corp. (a)	6,950	232,130

		3,880,449

Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	65,400	833,577
Apollo Group, Inc. - Class A (a)	60,500	2,189,495
Estacio Participacoes SA	147,900	1,789,380

		4,812,452

Hotels, Restaurants & Leisure - 2.1%
Ajisen China Holdings Ltd.	1,105,000	771,779
Chipotle Mexican Grill, Inc. - Class A (a)	9,100	3,457,545
Las Vegas Sands Corp.	108,200	4,705,618
McDonald’s Corp.	55,800	4,939,974
MGM Resorts International (a)	548,675	6,123,213
Panera Bread Co. - Class A (a)	1,920	267,725
Royal Caribbean Cruises Ltd.	7,240	188,457
Sands China Ltd.	582,000	1,872,308
Sodexo	13,220	1,029,348
Starbucks Corp.	83,740	4,465,017
Starwood Hotels & Resorts Worldwide, Inc.	14,830	786,583
Yum! Brands, Inc.	25,500	1,642,710

		30,250,277

Company	Shares	U.S. $ Value
Household Durables - 0.5%
Meritage Homes Corp. (a)	4,300	$145,942
MRV Engenharia e Participacoes SA	253,800	1,175,176
Newell Rubbermaid, Inc.	152,240	2,761,633
NVR, Inc. (a)	2,460	2,091,000
Sharp Corp./Japan	202,000	1,029,178
Sony Corp.	28,600	408,959

		7,611,888

Internet & Catalog Retail - 0.5%
Liberty Interactive Corp. (a)	87,400	1,554,846
priceline.com, Inc. (a)	8,100	5,382,612

		6,937,458

Media - 2.5%
Comcast Corp. - Class A	99,000	3,165,030
Fairfax Media Ltd.	198,500	113,865
Focus Media Holding Ltd. (ADR)	20,820	488,854
Gannett Co., Inc.	333,890	4,918,200
McGraw-Hill Cos., Inc. (The)	35,700	1,606,500
National CineMedia, Inc.	12,930	196,148
Pandora Media, Inc. (a)	13,720	149,136
Time Warner Cable, Inc. - Class A (b)	85,100	6,986,710
Viacom, Inc. - Class B	180,300	8,477,706
Walt Disney Co. (The) (b)	180,900	8,773,650

		34,875,799

Multiline Retail - 0.5%
Dollar General Corp. (a)	70,900	3,856,251
Dollar Tree, Inc. (a)	4,890	263,082
Don Quijote Co., Ltd.	16,800	578,595
Family Dollar Stores, Inc.	21,000	1,396,080
Golden Eagle Retail Group Ltd.	779,000	1,603,647

		7,697,655

Specialty Retail - 0.9%
ANN, Inc. (a)	7,430	189,391
Belle International Holdings Ltd.	1,062,000	1,822,148
CarMax, Inc.(a)	5,630	146,042
Children’s Place Retail Stores, Inc. (The) (a)	3,910	194,835
Dick’s Sporting Goods, Inc.	5,800	278,400
Express, Inc. (a)	2,560	46,515
Francesca’s Holdings Corp. (a)	9,020	243,630
Home Depot, Inc. (The)	56,000	2,967,440
Indomobil Sukses Internasional TBK PT	181,000	136,074
L’Occitane International SA	9,750	27,059
Men’s Wearhouse, Inc. (The)	4,010	112,841
Nitori Holdings Co., Ltd.	15,700	1,484,574
O’Reilly Automotive, Inc. (a)	15,000	1,256,550
Office Depot, Inc. (a)	45,350	97,956
Select Comfort Corp. (a)	9,400	196,648
Tractor Supply Co.	2,550	211,803
Ulta Salon Cosmetics & Fragrance, Inc.	2,370	221,311

Company	Shares	U.S. $ Value
Vitamin Shoppe, Inc. (a)	4,090	$224,664
Yamada Denki Co., Ltd.	49,060	2,511,792

		12,369,673

Textiles, Apparel & Luxury Goods - 0.7%
Cie Financiere Richemont SA	18,580	1,020,223
Coach, Inc.	81,300	4,754,424
Jones Group, Inc. (The)	14,230	136,039
LVMH Moet Hennessy Louis Vuitton SA	1,600	243,503
PVH Corp.	37,500	2,917,125
Trinity Ltd.	1,022,000	647,411
Tumi Holdings, Inc. (a)	7,840	137,200

		9,855,925

		144,402,172

Information Technology - 9.0%
Communications Equipment - 0.6%
Aruba Networks, Inc. (a)	1,020	15,351
Cisco Systems, Inc.	315,300	5,413,701
F5 Networks, Inc. (a)	29,712	2,958,127

		8,387,179

Computers & Peripherals - 2.5%
Apple, Inc. (a)	40,800	23,827,200
Fujitsu Ltd.	187,000	894,928
Hewlett-Packard Co. (b)	529,400	10,646,234
Lite-On Technology Corp.	116,778	147,090
NCR Corp. (a)	4,600	104,558
Pegatron Corp.	20,000	26,387
Wistron Corp.	273,852	338,049

		35,984,446

Electronic Equipment & Instruments & Components - 0.2%
Anixter International, Inc.	1,620	85,941
Arrow Electronics, Inc. (a)	5,440	178,486
AU Optronics Corp.	1,817,000	738,411
AU Optronics Corp. (Sponsored ADR)	34,090	137,042
Avnet, Inc. (a)	6,140	189,480
Flextronics International Ltd. (a)	21,620	134,044
Ingram Micro, Inc. - Class A (a)	6,940	121,242
Insight Enterprises, Inc. (a)	6,680	112,424
LG Display Co., Ltd. (ADR) (a)	138,650	1,310,243
TTM Technologies, Inc. (a)	15,710	147,831
Vishay Intertechnology, Inc. (a)	13,830	130,417

		3,285,561

Internet Software & Services - 0.8%
Baidu, Inc. (Sponsored ADR) (a)	19,200	2,207,616
CoStar Group, Inc. (a)	3,360	272,832
Google, Inc. - Class A (a)	11,850	6,873,830
Telecity Group PLC (a)	180,597	2,276,080

		11,630,358

Company	Shares	U.S. $ Value
IT Services - 1.5%
Alliance Data Systems Corp. (a)	1,320	$178,200
Amdocs Ltd. (a)	6,550	194,666
Cognizant Technology Solutions Corp. - Class A (a)	92,000	5,520,000
Convergys Corp.	11,200	165,424
International Business Machines Corp.	27,400	5,358,892
ServiceSource International, Inc. (a)	10,700	148,195
Visa, Inc. - Class A	81,800	10,112,934

		21,678,311

Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	54,500	429,348

Semiconductors & Semiconductor Equipment - 1.9%
Advanced Semiconductor Engineering, Inc.	1,003,580	823,827
Advanced Semiconductor Engineering, Inc. (ADR)	17,838	72,601
Amkor Technology, Inc. (a)	24,150	117,852
Applied Materials, Inc.	637,770	7,308,844
Entegris, Inc. (a)	20,260	173,021
Fairchild Semiconductor International, Inc. (a)	10,620	149,742
GCL-Poly Energy Holdings Ltd.	2,886,200	641,838
Lam Research Corp. (a)	68,800	2,596,512
LSI Corp. (a)	20,760	132,241
Marvell Technology Group Ltd.	263,712	2,974,671
Micron Technology, Inc. (a)	662,050	4,177,536
MKS Instruments, Inc.	5,580	161,429
ON Semiconductor Corp. (a)	24,130	171,323
Samsung Electronics Co., Ltd. (GDR) (c)	11,100	3,637,045
Samsung Electronics Co., Ltd. (GDR) (London) (c)	2,660	1,422,137
Skyworks Solutions, Inc. (a)	7,100	194,327
Sumco Corp. (a)	36,200	329,298
Teradyne, Inc. (a)	11,770	165,486
Tokyo Electron Ltd.	14,500	679,976
Veeco Instruments, Inc. (a)	4,210	144,656

		26,074,362

Software - 1.5%
ANSYS, Inc. (a)	2,510	158,406
Aspen Technology, Inc. (a)	9,750	225,712
Cadence Design Systems, Inc. (a)	25,690	282,333
Citrix Systems, Inc. (a)	65,400	5,489,676
Fortinet, Inc. (a)	8,730	202,711
Informatica Corp. (a)	27,950	1,183,962
Intuit, Inc.	108,700	6,451,345
MICROS Systems, Inc. (a)	4,970	254,464
Microsoft Corp.	68,500	2,095,415
Nintendo Co., Ltd.	3,300	385,377
ServiceNow, Inc.	1,041	25,609
SolarWinds, Inc. (a)	4,320	188,179

Company	Shares	U.S. $ Value
Temenos Group AG (a)	29,161	$482,141
TIBCO Software, Inc. (a)	127,020	3,800,438

		21,225,768

		128,695,333

Health Care - 8.3%
Biotechnology - 1.4%
Amarin Corp. PLC (ADR) (a)	6,260	90,520
Amgen, Inc.	47,200	3,447,488
Ariad Pharmaceuticals, Inc. (a)	5,340	91,901
Biogen Idec, Inc. (a)	54,300	7,839,834
BioMarin Pharmaceutical, Inc. (a)	6,110	241,834
Gilead Sciences, Inc. (a) (b)	115,800	5,938,224
Ironwood Pharmaceuticals, Inc. (a)	5,920	81,578
Onyx Pharmaceuticals, Inc. (a)	830	55,153
Vertex Pharmaceuticals, Inc. (a)	28,200	1,576,944

		19,363,476

Health Care Equipment & Supplies - 0.9%
Covidien PLC	145,500	7,784,250
HeartWare International, Inc. (a)	510	45,288
NxStage Medical, Inc. (a)	8,390	140,616
Sirona Dental Systems, Inc. (a)	4,470	201,195
Stryker Corp.	92,300	5,085,730
Volcano Corp. (a)	6,100	174,765

		13,431,844

Health Care Providers & Services - 2.1%
AMERIGROUP Corp. (a)	3,550	233,980
Coventry Health Care, Inc.	5,890	187,243
Health Net, Inc. (a)	62,850	1,525,369
HMS Holdings Corp. (a)	2,990	99,597
LifePoint Hospitals, Inc. (a)	5,470	224,161
McKesson Corp.	81,600	7,650,000
Mednax, Inc. (a)	3,390	232,351
Odontoprev SA	49,400	250,874
UnitedHealth Group, Inc.	132,400	7,745,400
WellPoint, Inc. (b)	177,500	11,322,725

		29,471,700

Health Care Technology - 0.0%
SXC Health Solutions Corp. (a)	2,860	283,741

Life Sciences Tools & Services - 0.0%
Eurofins Scientific	2,281	283,259

Pharmaceuticals - 3.9%
Abbott Laboratories	61,000	3,897,900
Akorn, Inc. (a)	15,970	251,847
Allergan, Inc./United States	68,200	6,313,274
Aspen Pharmacare Holdings Ltd. (a)	33,091	509,920
AstraZeneca PLC	67,990	3,038,313
AstraZeneca PLC (Sponsored ADR)	252,505	11,299,599

Company	Shares	U.S. $ Value
GlaxoSmithKline PLC	43,840	$995,783
Johnson & Johnson (b)	124,000	8,377,440
Novartis AG	26,380	1,474,940
Pfizer, Inc. (b)	750,000	17,250,000
Questcor Pharmaceuticals, Inc. (a)	2,980	158,655
Roche Holding AG	7,950	1,373,227

		54,940,898

		117,774,918

Financials - 7.3%
Capital Markets - 0.3%
Affiliated Managers Group, Inc. (a)	2,170	237,506
Deutsche Bank AG (REG)	24,540	885,728
Lazard Ltd. - Class A	5,920	153,861
Legg Mason, Inc.	7,400	195,138
Macquarie Group Ltd.	52,780	1,425,264
Stifel Financial Corp. (a)	6,640	205,176
UBS AG (a)	145,411	1,701,625

		4,804,298

Commercial Banks - 3.3%
Associated Banc-Corp	13,950	184,000
Australia & New Zealand Banking Group Ltd.	19,290	439,428
Banco Bilbao Vizcaya Argentaria SA	157,969	1,128,112
Banco do Brasil SA	161,700	1,572,318
Banco do Estado do Rio Grande do Sul (Preference Shares)	31,000	219,169
Banco Santander Brasil SA/Brazil (ADR)	195,176	1,512,614
Banco Santander SA	174,037	1,151,299
Barclays PLC	243,600	622,459
BNP Paribas SA	29,526	1,138,366
CapitalSource, Inc.	31,660	212,755
China Construction Bank Corp. - Class H	426,000	294,312
CIT Group, Inc. (a)	200,600	7,149,384
Comerica, Inc.	6,860	210,671
First Niagara Financial Group, Inc.	22,690	173,578
HSBC Holdings PLC	342,224	3,015,623
Huntington Bancshares, Inc./OH	33,240	212,736
Iberiabank Corp.	3,270	164,971
Intesa Sanpaolo SpA	651,790	927,658
Itau Unibanco Holding SA (ADR)	58,150	809,448
KB Financial Group, Inc. (ADR)	39,600	1,294,524
Komercni Banka AS	1,200	209,342
Lloyds Banking Group PLC (a)	1,604,000	783,569
Mitsubishi UFJ Financial Group, Inc.	266,700	1,277,726
National Australia Bank Ltd.	59,600	1,451,712
National Bank of Canada	7,400	528,924
Popular, Inc. (a)	7,450	123,745
Sberbank of Russia (Sponsored ADR)	42,422	459,006
Signature Bank/New York NY (a)	3,720	226,808
Societe Generale SA (a)	39,291	921,357
Sumitomo Mitsui Financial Group, Inc.	33,800	1,116,580
Susquehanna Bancshares, Inc.	18,700	192,610
Turkiye Vakiflar Bankasi Tao - Class D	349,700	729,138
US Bancorp	140,600	4,521,696

Company	Shares	U.S. $ Value
Webster Financial Corp.	4,770	$103,318
Wells Fargo & Co.	375,900	12,570,096
Zions Bancorporation	11,140	216,339

		47,865,391

Consumer Finance - 0.3%
American Express Co.	71,500	4,162,015

Diversified Financial Services - 1.3%
Citigroup, Inc.	440,130	12,063,963
IG Group Holdings PLC	171,139	1,286,305
ING Groep NV (a)	190,390	1,276,393
JPMorgan Chase & Co. (b)	45,400	1,622,142
Moody’s Corp.	36,984	1,351,765
ORIX Corp.	6,700	624,412

		18,224,980

Insurance - 1.0%
Admiral Group PLC	109,790	2,048,047
Aegon NV	179,076	830,480
AIA Group Ltd.	887,800	3,066,512
Allianz SE	8,870	892,187
Amtrust Financial Services, Inc.	4,830	143,499
Aspen Insurance Holdings Ltd.	7,340	212,126
Aviva PLC	142,800	611,463
Endurance Specialty Holdings Ltd.	5,680	217,658
Fidelity National Financial, Inc. - Class A	11,090	213,593
Industrial Alliance Insurance & Financial Services, Inc.	12,868	309,282
Lancashire Holdings Ltd.	118,980	1,486,768
Muenchener Rueckversicherungs AG	6,800	959,507
Platinum Underwriters Holdings Ltd.	5,380	204,978
Prudential PLC	134,280	1,556,979
Reinsurance Group of America, Inc. - Class A	3,840	204,326
Suncorp Group Ltd.	97,891	817,984
Torchmark Corp.	4,140	209,277
Unum Group	8,400	160,692

		14,145,358

Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	10,970	766,913
Plum Creek Timber Co., Inc.	1,670	66,299

		833,212

Real Estate Management & Development - 1.0%
CapitaLand Ltd.	605,000	1,304,472
CBRE Group, Inc. (a)	130,090	2,128,272
China Overseas Land & Investment Ltd.	298,000	701,796
Daito Trust Construction Co., Ltd.	19,400	1,838,966
Evergrande Real Estate Group Ltd.	3,798,000	1,966,964
Hang Lung Group Ltd.	18,000	111,297
Hang Lung Properties Ltd.	1,245,000	4,258,669
New World Development Co., Ltd.	1,614,000	1,899,754

		14,210,190

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.0%
Washington Federal, Inc.	8,690	$146,774

		104,392,218

Energy - 6.3%
Energy Equipment & Services - 1.9%
AMEC PLC	79,096	1,246,904
Bristow Group, Inc.	3,980	161,867
FMC Technologies, Inc. (a)	57,433	2,253,097
Halliburton Co.	170,165	4,830,984
Helmerich & Payne, Inc.	3,400	147,832
National Oilwell Varco, Inc.	78,000	5,026,320
Oceaneering International, Inc.	8,750	418,775
Oil States International, Inc. (a)	2,860	189,332
Precision Drilling Corp. (a)	24,400	166,086
Saipem SpA	10,740	478,298
Schlumberger Ltd. (b)	107,017	6,946,473
Seadrill Ltd.	24,370	869,168
Superior Energy Services, Inc. (a)	5,760	116,525
Technip SA	8,870	924,395
Transocean Ltd./Switzerland	90,100	4,030,173

		27,806,229

Oil, Gas & Consumable Fuels - 4.4%
Afren PLC (a)	212,503	345,434
Banpu PCL	18,400	259,547
BG Group PLC	133,770	2,738,469
BP PLC	532,930	3,559,012
BP PLC (Sponsored ADR)	249,800	10,126,892
Cabot Oil & Gas Corp.	5,060	199,364
Chevron Corp.	18,000	1,899,000
China Petroleum & Chemical Corp. - Class H	968,000	865,127
Concho Resources, Inc. (a)	1,700	144,704
ENI SpA	58,600	1,244,965
EOG Resources, Inc.	67,800	6,109,458
Exxon Mobil Corp.	86,000	7,359,020
Gazprom OAO (Sponsored ADR)	173,940	1,652,430
JX Holdings, Inc.	126,800	653,528
LUKOIL OAO (London) (Sponsored ADR)	21,660	1,214,693
Marathon Petroleum Corp.	101,768	4,571,419
Nexen, Inc. (Toronto)	49,706	841,697
Noble Energy, Inc. (b)	79,900	6,777,118
NovaTek OAO (Sponsored GDR) (c)	10,600	1,131,845
Petroleo Brasileiro SA (Sponsored ADR)	116,280	2,109,319
Plains Exploration & Production Co. (a)	3,780	132,980
PTT PCL	83,600	850,214
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	69,306	2,339,123
SM Energy Co.	2,550	125,231
Stone Energy Corp. (a)	3,880	98,319
Suncor Energy, Inc. (New York)	77,700	2,249,415
Teekay Corp.	5,020	146,986
Tesoro Corp. (a)	6,520	162,739
Thai Oil PCL	139,300	252,196
Total SA	44,380	1,997,494

Company	Shares	U.S. $ Value
Western Refining, Inc.	6,350	$141,414

		62,299,152

		90,105,381

Industrials - 5.2%
Aerospace & Defense - 0.6%
Hexcel Corp. (a)	10,820	279,048
Precision Castparts Corp.	47,800	7,862,622
Safran SA	28,750	1,067,672

		9,209,342

Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	4,240	164,300
Kuehne & Nagel International AG	18,967	2,009,423

		2,173,723

Airlines - 0.3%
Cathay Pacific Airways Ltd.	123,000	199,732
Delta Air Lines, Inc. (a)	328,800	3,600,360

		3,800,092

Building Products - 0.1%
Asahi Glass Co., Ltd.	119,000	802,798
Fortune Brands Home & Security, Inc. (a)	37,696	839,490
Simpson Manufacturing Co., Inc.	4,020	118,630

		1,760,918

Commercial Services & Supplies - 0.1%
Avery Dennison Corp.	6,240	170,602
Edenred	16,478	467,140
Serco Group PLC	123,575	1,037,787

		1,675,529

Construction & Engineering - 0.1%
Bouygues SA	46,919	1,259,006
Tutor Perini Corp. (a)	8,030	101,740

		1,360,746

Electrical Equipment - 0.8%
AMETEK, Inc.	5,900	294,469
Emerson Electric Co.	174,400	8,123,552
EnerSys (a)	2,890	101,352
General Cable Corp. (a)	7,410	192,216
Rockwell Automation, Inc.	35,100	2,318,706
Sumitomo Electric Industries Ltd.	76,700	955,749

		11,986,044

Industrial Conglomerates - 1.3%
Bidvest Group Ltd.	25,800	576,107
Carlisle Cos., Inc.	1,880	99,678
Danaher Corp. (b)	220,600	11,488,848
General Electric Co. (b)	168,800	3,517,792
Jardine Matheson Holdings Ltd.	5,600	272,778

Company	Shares	U.S. $ Value
Keppel Corp., Ltd.	219,500	$1,798,256

		17,753,459

Industrial Warehouse Distribution - 0.3%
Global Logistic Properties Ltd. (a)	223,000	371,241
Hopewell Holdings Ltd.	46,800	133,372
Mapletree Logistics Trust	1,294,000	1,006,133
ProLogis, Inc.	60,774	2,019,520
Segro PLC	138,510	471,903

		4,002,169

Machinery - 0.2%
Actuant Corp. - Class A	8,190	222,440
Gardner Denver, Inc.	3,870	204,762
IDEX Corp.	6,500	253,370
IHI Corp.	102,000	218,177
Joy Global, Inc.	4,060	230,324
Lincoln Electric Holdings, Inc.	4,470	195,741
Middleby Corp. (a)	2,160	215,158
Robbins & Myers, Inc.	4,540	189,863
Sauer-Danfoss, Inc.	2,400	83,832
Timken Co.	2,970	135,996
Valmont Industries, Inc.	2,050	247,988

		2,197,651

Marine - 0.0%
Kirby Corp. (a)	5,180	243,874

Mixed Office Industrial - 0.1%
Goodman Group	312,832	1,184,521

Professional Services - 0.6%
Advisory Board Co. (The) (a)	2,900	143,811
Bureau Veritas SA	20,333	1,808,834
Capita PLC	279,190	2,868,852
Hays PLC	728,939	841,866
Intertek Group PLC	77,805	3,259,706
Robert Half International, Inc.	10,060	287,414

		9,210,483

Road & Rail - 0.4%
Avis Budget Group, Inc. (a)	9,530	144,856
Con-way, Inc.	3,790	136,857
East Japan Railway Co.	1,100	69,070
Genesee & Wyoming, Inc. - Class A (a)	3,600	190,224
Globaltrans Investment PLC (Sponsored GDR) (c)	15,220	273,960
Hertz Global Holdings, Inc. (a)	7,410	94,848
Localiza Rent a Car SA	20,700	312,793
Union Pacific Corp.	37,900	4,521,849

		5,744,457

Trading Companies & Distributors - 0.1%
Aircastle Ltd.	15,290	184,244
Mitsubishi Corp.	29,800	602,386
Mitsui & Co., Ltd.	28,700	426,477
MSC Industrial Direct Co., Inc. - Class A	2,840	186,162
United Rentals, Inc. (a)	7,370	250,875

Company	Shares	U.S. $ Value
WESCO International, Inc. (a)	1,530	$88,052

		1,738,196

		74,041,204

Consumer Staples - 5.1%
Beverages - 0.2%
Asahi Group Holdings Ltd.	22,100	474,804
Constellation Brands, Inc. - Class A (a)	8,060	218,103
PepsiCo, Inc.	34,800	2,458,968

		3,151,875

Food & Staples Retailing - 1.3%
Delhaize Group SA	10,751	393,829
Jeronimo Martins SGPS SA	87,473	1,478,886
Koninklijke Ahold NV	78,970	978,225
Kroger Co. (The)	392,090	9,092,567
Magnit OJSC (Sponsored GDR) (c)	18,600	562,124
Olam International Ltd.	1,892,038	2,740,325
Wal-Mart Stores, Inc.	45,600	3,179,232

		18,425,188

Food Products - 1.0%
Dean Foods Co. (a)	8,120	138,283
Dole Food Co., Inc. (a)	15,060	132,227
General Mills, Inc.	128,898	4,967,729
Hershey Co. (The)	69,200	4,984,476
Tyson Foods, Inc. - Class A	159,270	2,999,054
Unilever PLC	19,069	640,218

		13,861,987

Household Products - 0.7%
Kimberly-Clark Corp.	87,400	7,321,498
Procter & Gamble Co. (The)	24,000	1,470,000
Reckitt Benckiser Group PLC	13,662	722,132

		9,513,630

Personal Products - 0.1%
Natura Cosmeticos SA	36,500	854,120

Tobacco - 1.8%
Altria Group, Inc.	248,700	8,592,585
British American Tobacco PLC	71,136	3,616,554
Imperial Tobacco Group PLC	26,080	1,004,817
Japan Tobacco, Inc.	47,200	1,398,330
Lorillard, Inc.	51,200	6,755,840
Philip Morris International, Inc.	31,300	2,731,238
Reynolds American, Inc.	51,600	2,315,292

		26,414,656

		72,221,456

Equity:Other - 3.5%
Diversified/Specialty - 2.5%
BioMed Realty Trust, Inc.	11,070	206,788
British Land Co. PLC	266,177	2,131,412
Canadian Real Estate Investment Trust	32,020	1,278,787

Company	Shares	U.S. $ Value
Cheung Kong Holdings Ltd.	31,000	$383,140
City Developments Ltd.	52,000	463,523
Cofinimmo	3,780	421,272
Dexus Property Group	538,452	515,247
Digital Realty Trust, Inc.	19,700	1,478,879
Duke Realty Corp.	35,976	526,689
Dundee Real Estate Investment Trust	37,359	1,401,375
Fonciere Des Regions	5,150	370,277
GPT Group	92,920	314,307
Henderson Land Development Co., Ltd.	87,000	484,804
Kerry Properties Ltd.	91,000	389,219
Land Securities Group PLC	78,720	912,046
Lexington Realty Trust	102,130	865,041
Mitsubishi Estate Co., Ltd.	204,000	3,659,921
Mitsui Fudosan Co., Ltd.	221,000	4,288,026
Soho China Ltd.	1,062,000	817,935
Sumitomo Realty & Development Co., Ltd.	96,000	2,361,251
Sun Hung Kai Properties Ltd.	277,886	3,301,957
Suntec Real Estate Investment Trust	605,000	647,979
Swire Pacific Ltd.	33,000	383,390
UOL Group Ltd.	229,844	900,971
Vornado Realty Trust	35,320	2,966,174
Weyerhaeuser Co.	36,790	822,624
Wharf Holdings Ltd.	410,000	2,282,671

		34,575,705

Health Care - 0.9%
Chartwell Seniors Housing Real Estate Investment Trust	101,120	963,426
HCP, Inc.	57,100	2,520,965
Health Care REIT, Inc.	37,181	2,167,652
LTC Properties, Inc.	25,870	938,564
Omega Healthcare Investors, Inc.	53,020	1,192,950
Senior Housing Properties Trust	29,710	663,127
Ventas, Inc.	67,830	4,281,430

		12,728,114

Triple Net - 0.1%
Entertainment Properties Trust	13,760	565,674
National Retail Properties, Inc.	23,840	674,433
Realty Income Corp.	14,080	588,122

		1,828,229

		49,132,048

Retail - 2.9%
Regional Mall - 1.1%
General Growth Properties, Inc.	41,280	746,755
Glimcher Realty Trust	143,773	1,469,360
Macerich Co. (The)	6,890	406,855
Simon Property Group, Inc.	62,923	9,794,594
Westfield Group	407,831	3,993,227

		16,410,791

Shopping Center/Other Retail - 1.8%
Aeon Mall Co., Ltd.	70,100	1,493,723
Citycon OYJ	162,410	459,592
Corio NV	37,471	1,649,749
DDR Corp.	53,736	786,695

Company	Shares	U.S. $ Value
Eurocommercial Properties NV	28,063	$970,896
Federal Realty Investment Trust	12,000	1,249,080
Hammerson PLC	98,450	683,752
Japan Retail Fund Investment Corp.	570	904,165
Klepierre	40,300	1,324,412
Link REIT (The)	446,228	1,826,137
Mercialys SA	46,550	866,229
Regency Centers Corp.	36,120	1,718,228
Retail Opportunity Investments Corp.	135,190	1,630,391
RioCan Real Estate Investment Trust (Toronto)	20,920	569,182
Tanger Factory Outlet Centers	66,170	2,120,748
Unibail-Rodamco SE	23,910	4,404,463
Weingarten Realty Investors	23,360	615,302
Westfield Retail Trust	733,400	2,151,199

		25,423,943

		41,834,734

Utilities - 1.8%
Electric Utilities - 0.6%
E.ON AG	46,720	1,009,578
Edison International	34,560	1,596,672
EDP - Energias de Portugal SA	325,030	768,894
Great Plains Energy, Inc.	8,170	174,920
NV Energy, Inc.	205,290	3,608,998
PNM Resources, Inc.	11,580	226,273
Portland General Electric Co.	7,840	209,014

		7,594,349

Gas Utilities - 0.0%
Atmos Energy Corp.	6,280	220,239
UGI Corp.	7,290	214,545

		434,784

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	102,449	1,091,064

Multi-Utilities - 1.1%
Ameren Corp.	83,400	2,797,236
CenterPoint Energy, Inc.	121,700	2,515,539
Consolidated Edison, Inc.	85,400	5,311,026
DTE Energy Co.	24,905	1,477,614
National Grid PLC	69,850	740,272
Veolia Environnement SA	31,030	392,938
Wisconsin Energy Corp.	70,700	2,797,599

		16,032,224

		25,152,421

Materials - 1.6%
Chemicals - 1.0%
Agrium, Inc. (Toronto)	11,100	983,747
Air Water, Inc.	11,000	133,374
DIC Corp.	116,000	226,254
Ferro Corp. (a)	21,330	102,384
Filtrona PLC	106,702	800,363
Koninklijke DSM NV	24,711	1,218,239
LyondellBasell Industries NV	91,500	3,684,705
Orica Ltd.	19,829	505,079

Company	Shares	U.S. $ Value
Sherwin-Williams Co. (The)	44,717	$5,918,295
Solutia, Inc.	2,140	60,027
Ube Industries Ltd./Japan	101,000	234,925

		13,867,392

Construction Materials - 0.0%
China Shanshui Cement Group Ltd.	331,000	226,617

Metals & Mining - 0.6%
Anglo American PLC	30,530	1,003,379
Commercial Metals Co.	11,160	141,062
Dowa Holdings Co., Ltd.	110,000	682,135
Exxaro Resources Ltd.	17,600	410,987
Goldcorp, Inc.	18,980	714,570
KGHM Polska Miedz SA	18,280	800,017
Kinross Gold Corp.	85,690	699,424
OneSteel Ltd.	117,300	105,782
Reliance Steel & Aluminum Co.	2,690	135,845
Rio Tinto PLC	24,620	1,170,033
Steel Dynamics, Inc.	9,350	109,862
Vale SA (Sponsored ADR) (Local Preference Shares)	122,980	2,399,340
Xstrata PLC	16,252	204,343

		8,576,779

		22,670,788

Residential - 1.4%
Multi-Family - 1.0%
AvalonBay Communities, Inc.	18,260	2,583,425
Boardwalk Real Estate Investment Trust	9,680	557,258
BRE Properties, Inc.	3,440	172,069
Camden Property Trust	2,650	179,325
Equity Residential	56,160	3,502,138
GSW Immobilien AG	25,855	883,924
Home Properties, Inc.	2,010	123,334
Mid-America Apartment Communities, Inc.	2,650	180,836
Mirvac Group	958,805	1,259,850
Northern Property Real Estate Investment Trust	38,300	1,238,797
Rossi Residencial SA	278,600	683,843
Stockland	476,420	1,512,109
UDR, Inc.	42,750	1,104,660

		13,981,568

Self Storage - 0.4%
CubeSmart	34,510	402,732
Extra Space Storage, Inc.	61,300	1,875,780
Public Storage	17,920	2,587,827
Sovran Self Storage, Inc.	21,330	1,068,420

		5,934,759

		19,916,327

Office - 1.4%
Office - 1.4%
Allied Properties Real Estate Investment Trust	27,635	787,167
Befimmo SCA Sicafi	7,410	421,014
Boston Properties, Inc.	28,143	3,049,857
Brandywine Realty Trust	51,540	636,004

Company	Shares	U.S. $ Value
Castellum AB	63,356	$766,205
Cominar Real Estate Investment Trust	30,384	716,252
Commonwealth Property Office Fund	498,138	519,257
Corporate Office Properties Trust	32,441	762,688
Douglas Emmett, Inc.	65,020	1,501,962
Dundee International Real Estate Investment Trust	39,446	385,123
Hongkong Land Holdings Ltd.	199,000	1,147,983
Hufvudstaden AB - Class A	97,770	1,048,029
Japan Real Estate Investment Corp.	108	990,225
Kilroy Realty Corp.	30,154	1,459,755
Liberty Property Trust	20,520	755,957
Mack-Cali Realty Corp.	41,180	1,197,103
Nippon Building Fund, Inc.	130	1,256,927
Orix JREIT, Inc.	211	948,448
SL Green Realty Corp.	16,356	1,312,405

		19,662,361

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	101,700	3,626,622
CenturyLink, Inc.	123,400	4,873,066
Nippon Telegraph & Telephone Corp.	45,500	2,121,688
Telecom Italia SpA (ordinary shares)	1,507,829	1,489,948
tw telecom, Inc. (a)	8,390	215,287
Vivendi SA	37,954	705,218

		13,031,829

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV (ADR)	30,060	783,364
NTT DOCOMO, Inc.	138	229,632
Vodafone Group PLC	634,630	1,783,790

		2,796,786

		15,828,615

Lodging - 0.6%
Lodging - 0.6%
DiamondRock Hospitality Co.	13,500	137,700
FelCor Lodging Trust, Inc.(a)	417,893	1,964,097
Great Eagle Holdings Ltd.	283,000	730,946
Host Hotels & Resorts, Inc.	30,870	488,363
InnVest Real Estate Investment Trust	119,954	553,761
Intercontinental Hotels Group PLC	70,920	1,707,364
Orient-Express Hotels Ltd. - Class A (a)	19,400	162,378
Pebblebrook Hotel Trust	36,750	856,643
Strategic Hotels & Resorts, Inc. (a)	194,300	1,255,178
Wyndham Worldwide Corp.	4,550	239,967

		8,096,397

Total Common Stocks (cost $914,375,918)		933,926,373

WARRANTS - 0.6%
Consumer Discretionary - 0.0%
Auto Components - 0.0%
Bharat Forge Ltd., Merrill Lynch Intl & Co., expiring 5/03/16(a)	13,950	75,262

Company	Shares	U.S. $ Value
Consumer Staples - 0.1%
Tobacco - 0.1%
KT&G Corp., Macquarie Bank Ltd., expiring 1/30/15 (a)	14,600	$1,034,846

Financials - 0.3%
Commercial Banks - 0.0%
Punjab National Bank Ltd., Merrill Lynch Intl & Co., expiring 7/07/15 (a)	9,800	142,431

Consumer Finance - 0.1%
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a) (c)	126,432	1,204,872

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a) (c)	200,660	2,355,808

		3,703,111

Health Care - 0.0%
Pharmaceuticals - 0.0%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (a) (c)	24,164	233,386

Industrials - 0.1%
Construction & Engineering - 0.1%
Larsen & Toubro Ltd., Deutsche Bank AG London, expiring 1/24/17 (a) (c)	25,560	642,152

Electrical Equipment - 0.0%
AU Optronics Corp., Credit Suisse/Nassau, expiring 2/17/15 (a)	174,100	70,510

Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a)	90,790	123,947

		836,609

Information Technology - 0.1%
IT Services - 0.1%
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	58,900	1,352,903

Materials - 0.0%
Chemicals - 0.0%
OCI Co., Ltd., Macquarie Bank Ltd., expiring 1/30/15 (a)	3,510	690,909

Total Warrants (cost $9,211,113)		7,927,026

	Contracts
OPTIONS PURCHASED - PUTS - 0.5%
Options on Equity Indices - 0.5%
DAX Index
Expiration: Sep 2012, Exercise Price: EUR 6,100.00 (a) (d)	2,492	2,529,995

Company	Contracts	U.S. $ Value
S&P 500 Index
Expiration: Jul 2012, Exercise Price: $ 1,275.00 (a) (e)	1,520	$391,400
S&P 500 Index
Expiration: Sep 2012, Exercise Price: $ 1,275.00 (a) (e)	1,783	3,744,300
STOXX Europe Mid 200 Index
Expiration: Dec 2012, Exercise Price: EUR 225.00 (a) (f)	33,080	427,000

Total Options Purchased - Puts (cost $20,152,344)		7,092,695

	Shares
INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
Vanguard MSCI Emerging Markets ETF (cost $1,523,897)	40,290	1,609,585

SHORT-TERM INVESTMENTS - 33.5%
Investment Companies - 33.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.14% (g) (cost $471,119,298)	471,119,298	471,119,298

	Principal Amount (000)
U.S. TREASURY BILLS - 0.4%
U.S. Treasury Bill
Zero Coupon, 10/18/12 (h)	$2,000	1,999,229
Zero Coupon, 9/20/12	3,500	3,499,308

Total U.S. Treasury Bills (cost $5,498,537)		5,498,537

Total Investments - 100.4% (cost $1,421,881,107) (i)		1,427,173,514
Other assets less liabilities - (0.4)%		(6,091,042)

Net Assets - 100.0%		$1,421,082,472

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Govt Bond Futures	47	September 2012	$84,334,034	$84,486,520	$152,486
Australian T-Bond 10 Yr Futures	16	September 2012	2,053,741	2,054,495	754
German Euro Bobl Futures	97	September 2012	15,646,869	15,453,428	(193,441)
German Euro Bund Futures	112	September 2012	20,516,459	19,970,590	(545,869)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
German Euro Buxl Futures	51	September 2012	$9,290,038	$8,450,928	$(839,110)
Govt of Canada Bond 10 Yr Futures	28	September 2012	3,763,944	3,807,681	43,737
UK Long Gilt Bond Futures	115	September 2012	21,341,996	21,452,589	110,593
Sold Contracts
U.S. T-Note 5 Yr Futures	188	September 2012	23,263,576	23,306,125	(42,549)
U.S. T-Note 10 Yr Futures	1	September 2012	132,555	133,375	(820)
U.S. T-Bond 30 Yr Futures	101	September 2012	14,838,946	14,944,844	(105,898)
Ultra Long U.S. T-Bond Futures	14	September 2012	2,317,086	2,335,813	(18,727)
S&P 500 E Mini Index Futures	363	September 2012	24,214,477	24,618,660	(404,183)
FTSE 100 Index Futures	9	September 2012	761,701	778,487	(16,786)
Russell 2000 Mini Index Futures	39	September 2012	2,994,336	3,102,060	(107,724)
Topix Index Futures	8	September 2012	741,030	769,625	(28,595)
Euro Stoxx 50 Index Futures	323	September 2012	8,699,298	9,217,453	(518,155)
S&P Midcap 400 E Mini Index	42	September 2012	3,890,606	3,945,900	(55,294)

					$(2,569,581)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America NA:
Swiss Franc settling 8/14/12	8,007	$8,458,516	$8,444,407	$(14,109)
Barclays Bank PLC Wholesale:
Japanese Yen settling 8/14/12	888,157	11,182,108	11,117,506	(64,602)
New Zealand Dollar settling 8/14/12	5,665	4,429,294	4,521,904	92,610
Citibank NA:
Australian Dollar settling 8/14/12	7,823	7,833,342	7,975,284	141,942
Credit Suisse London Branch (GFX):
Canadian Dollar settling 8/14/12	5,553	5,529,775	5,449,241	(80,534)
Japanese Yen settling 8/14/12	319,364	4,023,520	3,997,640	(25,880)
Swiss Franc settling 8/14/12	2,644	2,766,240	2,788,437	22,197
Deutsche Bank AG London:
Euro settling 8/14/12	1,166	1,466,687	1,476,106	9,419
Great British Pound settling 8/14/12	12,462	19,918,959	19,515,280	(403,679)
Great British Pound settling 9/14/12	1,307	2,066,890	2,046,566	(20,324)
Japanese Yen settling 8/14/12	746,473	9,363,685	9,343,976	(19,709)
Swiss Franc settling 8/14/12	8,634	9,366,639	9,105,659	(260,980)
Goldman Sachs International:
Australian Dollar settling 8/14/12	16,651	16,881,450	16,975,133	93,683
Japanese Yen settling 8/14/12	745,741	9,366,841	9,334,813	(32,028)
Norwegian Krone settling 8/14/12	63,041	10,782,322	10,581,571	(200,751)
HSBC BankUSA:
Australian Dollar settling 8/14/12	2,090	2,062,036	2,130,685	68,649

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Norwegian Krone settling 9/14/12	5,783	$953,398	$969,576	$16,178
Royal Bank of Canada:
Canadian Dollar settling 8/14/12	16,737	16,416,340	16,424,267	7,927
State Street Bank & Trust Co.:
Great British Pound settling 8/14/12	891	1,395,787	1,395,291	(496)
Swedish Krona settling 8/14/12	73,666	10,725,101	10,632,847	(92,254)
UBS AG:
Swedish Krona settling 9/14/12	29,174	4,095,815	4,206,347	110,532
Sale Contracts
Bank of America NA:
Euro settling 8/14/12	6,152	7,798,460	7,788,167	10,293
Citibank NA:
Australian Dollar settling 8/14/12	7,065	6,882,227	7,202,529	(320,302)
Euro settling 8/14/12	24,362	30,995,505	30,841,244	154,261
Great British Pound settling 8/14/12	9,415	14,863,837	14,743,730	120,107
Credit Suisse London Branch (GFX):
Australian Dollar settling 9/14/12	547	533,751	556,092	(22,341)
Canadian Dollar settling 8/14/12	5,813	5,788,688	5,704,383	84,305
Euro settling 8/14/12	25,219	32,533,385	31,926,170	607,215
Great British Pound settling 8/14/12	891	1,400,420	1,395,291	5,129
Swiss Franc settling 8/14/12	36,771	38,924,692	38,779,730	144,962
Deutsche Bank AG London:
Euro settling 9/14/12	1,053	1,316,566	1,333,491	(16,925)
Japanese Yen settling 8/14/12	943,399	11,833,906	11,808,998	24,908
Goldman Sachs International:
Australian Dollar settling 8/14/12	18,667	18,388,301	19,030,378	(642,077)
Great British Pound settling 8/14/12	4,256	6,861,523	6,664,823	196,700
HSBC BankUSA:
Great British Pound settling 8/14/12	1,245	1,934,867	1,949,649	(14,782)
Japanese Yen settling 9/14/12	63,826	803,722	799,272	4,450
Royal Bank of Canada:
Canadian Dollar settling 8/14/12	14,585	14,325,951	14,312,477	13,474
Canadian Dollar settling 9/14/12	1,426	1,380,900	1,398,390	(17,490)
Euro settling 9/14/12	3,542	4,422,878	4,485,495	(62,617)
Royal Bank of Scotland PLC:
Canadian Dollar settling 8/14/12	7,705	7,531,622	7,561,031	(29,409)
Standard Chartered Bank:
Australian Dollar settling 8/14/12	832	821,434	848,196	(26,762)
Australian Dollar settling 9/14/12	937	918,265	952,575	(34,310)
Euro settling 9/14/12	1,176	1,496,484	1,489,255	7,229
State Street Bank & Trust Co.:
Euro settling 8/14/12	1,366	1,715,915	1,729,297	(13,382)
Norwegian Krone settling 8/14/12	9,201	1,522,261	1,544,408	(22,147)
Swedish Krona settling 8/14/12	4,821	674,596	695,856	(21,260)
UBS AG:
Euro settling 8/14/12	14,537	18,436,086	18,403,217	32,869

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Swiss Franc settling 8/14/12	2,388	$2,534,090	$2,518,452	$15,638
Westpac Banking Corp.:
New Zealand Dollar settling 8/14/12	5,665	4,313,189	4,521,904	(208,715)

				$(683,188)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	U.S. $ Value
DAX Index (d)	2,492	EUR	5,100.00	September 2012	$(402,087)
S&P 500 Index (e)	1,783		$1,075.00	September 2012	(668,625)
STOXX Europe Mid 200 Index (f)	33,080	EUR	190.00	December 2012	(146,520)

(premium received $4,599,315)					$(1,217,232)

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Index
Pay	FTSE EPRA/NAREIT Developed Real Estate index	3,237	0.09%	$9,820	6/17/13	Deutsche Bank AG	$(391,991)
Pay	FTSE EPRA/NAREIT Developed Real Estate index	7,459	0.24%	22,628	6/17/13	UBS AG	(902,131)

							$(1,294,122)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $43,824,993.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate market value of these securities amounted to $11,463,329 or 0.8% of net assets.
(d)	One contract relates to 5 shares.
(e)	One contract relates to 100 shares.
(f)	One contract relates to 50 shares.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,245,519.

(i)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $79,040,327 and gross unrealized depreciation of investments was $(73,747,920), resulting in net unrealized appreciation of $5,292,407.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen

Glossary:

ADR	-	American Depositary Receipt
EPRA	-	European Public Real Estate Association
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
NAREIT	-	National Association of Real Estate Investments Trusts
OJSC	-	Open Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN *

June 30, 2012 (unaudited)

67.8%	United States
8.1%	United Kingdom
4.4%	Japan
3.0%	Hong Kong
2.2%	France
1.7%	Australia
1.7%	Canada
1.5%	Brazil
1.3%	Switzerland
1.2%	China
1.0%	South Korea
1.0%	Germany
1.0%	Singapore
0.7%	Netherlands
3.4%	Other

100.0%	Total Investments

*	All data are as of June 30, 2012. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Belgium, Czech Republic, Finland, India, Indonesia, Italy, Luxembourg, Mexico, Norway, Poland, Portugal, Russia, South Africa, Spain, Sri Lanka, Sweden, Taiwan, Thailand and Turkey.

Sanford C. Bernstein Fund, Inc. - Overlay A Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Common Stocks:
Consumer Discretionary	$116,920,407		$27,481,765		$	– 0	–	$144,402,172
Information Technology	115,762,881		12,932,452			– 0	–	128,695,333
Health Care	110,099,476		7,675,442			– 0	–	117,774,918
Financials	56,365,511		48,026,707			– 0	–	104,392,218
Energy	65,373,220		24,732,161			– 0	–	90,105,381
Industrials	50,332,218		23,708,986			– 0	–	74,041,204
Consumer Staples	58,211,212		14,010,244			– 0	–	72,221,456
Equity:Other	24,102,700		25,029,348			– 0	–	49,132,048
Retail	21,107,190		20,727,544			– 0	–	41,834,734
Utilities	22,240,739		2,911,682			– 0	–	25,152,421
Materials	12,549,921		10,120,867			– 0	–	22,670,788
Residential	16,260,444		3,655,883			– 0	–	19,916,327
Office	12,564,273		7,098,088			– 0	–	19,662,361
Telecommunication Services	9,498,339		6,330,276			– 0	–	15,828,615
Lodging	5,658,087		2,438,310			– 0	–	8,096,397
Warrants	– 0	–	– 0	–		7,927,026		7,927,026
Options Purchased - Puts	– 0	–	7,092,695			– 0	–	7,092,695
Investment Companies	1,609,585		– 0	–		– 0	–	1,609,585
Short-Term Investments:
Investment Companies	471,119,298		– 0	–		– 0	–	471,119,298
U.S. Treasury Bills	– 0	–	5,498,537			– 0	–	5,498,537

Total Investments in Securities	1,169,775,501		249,470,987+			7,927,026		1,427,173,514
Other Financial Instruments* :
Assets:
Futures Contracts	307,570		– 0	–		– 0	–	307,570
Forward Currency Exchange Contracts	– 0	–	1,984,677			– 0	–	1,984,677
Liabilities:
Futures Contracts	(2,877,151)		– 0	–		– 0	–	(2,877,151)
Forward Currency Exchange Contracts	– 0	–	(2,667,865)			– 0	–	(2,667,865)
Put Options Written	– 0	–	(1,217,232)			– 0	–	(1,217,232)
Total Return Swap Contracts	– 0	–	(1,294,122)			– 0	–	(1,294,122)

Total	$1,167,205,920		$246,276,445			$7,927,026		$1,421,409,391

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Energy			Warrants			Total
Balance as of 9/30/11		$393,116		$	– 0	–	$393,116
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		(716,213)		(716,213)
Change in unrealized appreciation/depreciation		– 0	–		(227,491)		(227,491)
Purchases		– 0	–		5,383,615		5,383,615
Sales		– 0	–		(1,661,384)		(1,661,384)
Transfers in to Level 3		– 0	–		5,148,499		5,148,499
Transfers out of Level 3		(393,116)			– 0	–	(393,116)

Balance as of 6/30/12	$	– 0	–		$7,927,026		$7,927,026

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$	– 0	–		$(227,491)		$(227,491)

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 47.6%
Austria - 1.2%
Austria Government Bond
3.50%, 9/15/21 (a)	EUR	9,139	$12,681,458

Belgium - 0.4%
Belgium Government Bond
4.00%, 3/28/18		2,825	3,889,638

Canada - 2.6%
Canadian Government Bond
2.00%, 12/01/14	CAD	6,210	6,234,093
3.50%, 6/01/13		10,662	10,710,278
4.00%, 6/01/17		9,113	10,103,427

			27,047,798

Denmark - 0.3%
Denmark Government Bond
3.00%, 11/15/21	DKK	18,782	3,625,068

Finland - 4.4%
Finland Government Bond
3.50%, 4/15/21	EUR	8,006	11,386,890
3.875%, 9/15/17		24,114	34,644,791

			46,031,681

Germany - 3.0%
Bundesrepublik Deutschland
3.00%, 7/04/20		18,134	25,970,200
4.25%, 7/04/39		3,493	6,113,839

			32,084,039

Japan - 8.5%
Japan Government Ten Year Bond
Series 288
1.70%, 9/20/17	JPY	2,557,800	34,430,984
Series 296
1.50%, 9/20/18		1,345,750	18,003,504
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		585,300	7,958,293
Series 128
1.90%, 6/20/31		410,950	5,372,065
Series 48
2.50%, 12/21/20		305,700	4,406,719
Series 76
1.90%, 3/20/25		1,432,500	19,582,359

			89,753,924

Netherlands - 1.9%
Netherlands Government Bond
2.25%, 7/15/22	EUR	6,748	8,645,198
3.75%, 1/15/23		2,604	3,778,855
4.50%, 7/15/17		5,312	7,782,443

			20,206,496

		Principal Amount (000)	U.S. $ Value
New Zealand - 2.1%
New Zealand Government Bond
Series 1217
6.00%, 12/15/17	NZD	23,760	$21,923,422

Norway - 0.3%
Norway Government Bond
Series 472
4.25%, 5/19/17	NOK	14,102	2,670,506

South Africa - 1.2%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	95,729	12,553,164

United Kingdom - 8.7%
United Kingdom Gilt
2.00%, 1/22/16	GBP	6,631	10,905,755
3.75%, 9/07/19		12,874	23,572,735
4.00%, 9/07/16-3/07/22		18,805	34,236,895
4.50%, 3/07/19		1,577	3,001,918
8.00%, 6/07/21		2,870	6,910,748
8.75%, 8/25/17		6,177	13,541,149

			92,169,200

United States - 13.0%
U.S. Treasury Bonds
6.125%, 11/15/27	U.S.$	12,119	18,312,948
U.S. Treasury Notes
1.375%, 9/30/18		11,794	12,074,107
1.50%, 3/31/19		35,578	36,578,631
2.375%, 6/30/18		8,649	9,375,378
3.75%, 11/15/18		32,287	37,818,667
4.50%, 2/15/16-5/15/17 (b)		19,407	22,819,704

			136,979,435

Total Governments - Treasuries (cost $488,772,205)			501,615,829

GOVERNMENTS - SOVEREIGN AGENCIES - 6.8%
Australia - 0.3%
Suncorp-Metway Ltd.
4.00%, 1/16/14	GBP	1,671	2,741,348

Canada - 2.0%
Canada Housing Trust No 1
2.05%, 6/15/17 (a)	CAD	11,115	11,123,079
2.75%, 9/15/14 (a)		2,440	2,476,908
3.35%, 12/15/20 (a)		4,155	4,468,921
4.10%, 12/15/18 (a)		2,340	2,610,590

			20,679,498

Germany - 0.6%
Kreditanstalt fuer Wiederaufbau
2.05%, 2/16/26	JPY	328,000	4,513,975
Landwirtschaftliche Rentenbank

		Principal Amount (000)	U.S. $ Value
3.75%, 2/11/16	EUR	1,201	$1,669,536

			6,183,511

Japan - 2.2%
Development Bank of Japan
2.30%, 3/19/26	JPY	840,000	12,153,051
Japan Finance Organization for Municipalities
2.00%, 5/09/16		860,000	11,491,304

			23,644,355

Netherlands - 1.3%
Fortis Bank Nederland NV
3.375%, 5/19/14	EUR	1,419	1,885,789
ING Bank NV
3.375%, 3/03/14		2,665	3,522,425
LeasePlan Corp. NV
3.25%, 5/22/14		1,172	1,554,295
NIBC Bank NV
3.50%, 4/07/14		3,481	4,622,507
SNS Bank NV
3.50%, 3/10/14		2,068	2,738,442

			14,323,458

South Korea - 0.1%
Korea Development Bank (The)
3.25%, 3/09/16	U.S.$	1,229	1,268,649

United Kingdom - 0.3%
Network Rail Infrastructure Finance PLC
4.40%, 3/06/16	CAD	2,760	2,918,752

Total Governments - Sovereign Agencies (cost $67,711,867)			71,759,571

CORPORATES - INVESTMENT GRADES - 5.5%
Industrial - 3.0%
Basic - 0.0%
EI du Pont de Nemours & Co.
3.25%, 1/15/15	U.S.$	250	265,919

Capital Goods - 0.5%
Caterpillar Financial Services Corp.
2.85%, 6/01/22		1,751	1,758,499
General Dynamics Corp.
3.875%, 7/15/21		1,525	1,711,857
John Deere Capital Corp.
2.80%, 1/27/23		1,870	1,876,775

			5,347,131

Communications - Telecommunications - 0.3%
AT&T, Inc.
3.00%, 2/15/22		1,775	1,803,199
Verizon Communications, Inc.
4.60%, 4/01/21		1,354	1,551,887
5.25%, 4/15/13		230	238,305

			3,593,391

		Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.4%
American Honda Finance Corp.
6.25%, 7/16/13	EUR	1,550	$2,066,803
Toyota Motor Credit Corp.
3.30%, 1/12/22	U.S.$	1,785	1,874,362

			3,941,165

Consumer Cyclical - Entertainment - 0.2%
Walt Disney Co. (The)
2.75%, 8/16/21		1,625	1,649,931

Consumer Cyclical - Restaurants - 0.2%
McDonald’s Corp.
1.875%, 5/29/19		1,905	1,900,695

Consumer Cyclical - Retailers - 0.2%
Wal-Mart Stores, Inc.
4.25%, 4/15/21		1,435	1,654,996

Consumer Non-Cyclical - 0.4%
Abbott Laboratories
4.125%, 5/27/20		460	520,636
Baxter International, Inc.
4.25%, 3/15/20		257	290,022
GlaxoSmithKline Capital, Inc.
4.375%, 4/15/14		235	250,333
Kimberly-Clark Corp.
3.875%, 3/01/21		1,285	1,437,635
Novartis Capital Corp.
2.90%, 4/24/15		255	269,778
Pepsico, Inc.
4.00%, 3/05/42		1,785	1,865,384
Roche Holdings, Inc.
5.50%, 3/04/15	GBP	10	17,387

			4,651,175

Energy - 0.6%
BP Capital Markets PLC
3.245%, 5/06/22	U.S.$	1,885	1,951,710
ConocoPhillips
4.60%, 1/15/15		235	257,277
Occidental Petroleum Corp.
1.50%, 2/15/18		1,712	1,717,334
Schlumberger Finance BV
5.25%, 9/05/13	EUR	185	245,913
Schlumberger Norge AS
4.20%, 1/15/21 (a)	U.S.$	745	835,035
Schlumberger Oilfield UK PLC
4.20%, 1/15/21 (a)		506	567,151
Shell International Finance BV
3.25%, 9/22/15		250	268,291

			5,842,711

Technology - 0.2%
Hewlett-Packard Co.
2.95%, 8/15/12		105	105,198
4.65%, 12/09/21		782	819,695
Oracle Corp.

		Principal Amount (000)	U.S. $ Value
5.75%, 4/15/18	U.S.$	230	$279,058
SAIC, Inc.
4.45%, 12/01/20		1,200	1,288,212

			2,492,163

			31,339,277

Financial Institutions - 2.3%
Banking - 1.6%
Citigroup, Inc.
4.50%, 1/14/22		2,440	2,520,164
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		2,385	2,517,616
HSBC Holdings PLC
4.00%, 3/30/22		1,850	1,921,036
JPMorgan Chase & Co.
4.50%, 1/24/22		2,420	2,606,868
Lloyds TSB Bank PLC
4.20%, 3/28/17		2,180	2,248,685
Nordea Bank AB
3.125%, 3/20/17 (a)		1,821	1,828,774
PNC Funding Corp.
3.30%, 3/08/22		1,810	1,845,845
Svenska Handelsbanken AB
2.875%, 4/04/17		1,850	1,875,402

			17,364,390

Finance - 0.3%
General Electric Capital Corp.
2.30%, 4/27/17		2,600	2,617,579

Insurance - 0.4%
Berkshire Hathaway, Inc.
3.40%, 1/31/22		1,800	1,887,001
UnitedHealth Group, Inc.
4.375%, 3/15/42		1,800	1,887,804

			3,774,805

			23,756,774

Utility - 0.2%
Electric - 0.2%
Carolina Power & Light Co.
2.80%, 5/15/22		1,900	1,931,177
Southern California Edison Co.
3.875%, 6/01/21		632	703,118

			2,634,295

Total Corporates - Investment Grades (cost $55,454,224)			57,730,346

MORTGAGE PASS-THROUGHS - 4.1%
Agency Fixed Rate 30-Year - 4.1%
Federal National Mortgage Association
3.50%, 11/01/41		13,165	13,843,454
6.00%, 4/01/38-9/01/39		21,735	23,862,929

		Principal Amount (000)	U.S. $ Value
Series 2008
6.00%, 5/01/38	U.S.$	5,217	$5,731,422

Total Mortgage Pass-Throughs (cost $43,035,553)			43,437,805

		Shares
COMMON STOCKS - 2.9%
Equity:Other - 1.0%
Diversified/Specialty - 0.8%
British Land Co. PLC		53,842	431,140
Canadian Real Estate Investment Trust		6,290	251,205
Cheung Kong Holdings Ltd.		6,000	74,156
City Developments Ltd.		13,000	115,881
Cofinimmo		900	100,303
Dexus Property Group		110,207	105,457
Digital Realty Trust, Inc.		3,980	298,778
Duke Realty Corp.		7,790	114,046
Dundee Real Estate Investment Trust		7,736	290,185
Evergrande Real Estate Group Ltd.		704,000	364,598
Fonciere Des Regions		1,230	88,435
GPT Group		22,220	75,160
Henderson Land Development Co., Ltd.		21,000	117,022
Kerry Properties Ltd.		18,000	76,988
Land Securities Group PLC		16,030	185,723
Lexington Realty Trust		24,430	206,922
Mitsubishi Estate Co., Ltd.		42,000	753,513
Mitsui Fudosan Co., Ltd.		41,000	795,516
Morguard Real Estate Investment Trust		5,420	90,502
New World Development Co., Ltd.		313,000	368,416
Soho China Ltd.		252,500	194,471
Sumitomo Realty & Development Co., Ltd.		17,000	418,138
Sun Hung Kai Properties Ltd.		56,626	672,854
Suntec Real Estate Investment Trust		124,000	132,809
Swire Pacific Ltd.		6,500	75,516
Telecity Group PLC (c)		13,207	166,449
UOL Group Ltd.		47,135	184,766
Vornado Realty Trust		7,230	607,175
Weyerhaeuser Co.		7,430	166,135
Wharf Holdings Ltd.		83,000	462,102

			7,984,361

Health Care - 0.2%
Chartwell Seniors Housing Real Estate Investment Trust		17,990	171,401
HCP, Inc.		11,520	508,608
Health Care REIT, Inc.		7,177	418,419
LTC Properties, Inc.		5,290	191,921
Omega Healthcare Investors, Inc.		10,700	240,750
Senior Housing Properties Trust		6,000	133,920
Ventas, Inc.		12,560	792,787

			2,457,806

Triple Net - 0.0%
Entertainment Properties Trust		2,200	90,442
National Retail Properties, Inc.		5,700	161,253

Company	Shares	U.S. $ Value
Realty Income Corp.	3,370	$140,765

		392,460

		10,834,627

Retail - 0.8%
Regional Mall - 0.3%
General Growth Properties, Inc.	8,360	151,232
Glimcher Realty Trust	25,619	261,826
Macerich Co. (The)	1,390	82,079
Simon Property Group, Inc.	12,698	1,976,571
Westfield Group	81,780	800,739

		3,272,447

Shopping Center/Other Retail - 0.5%
Aeon Mall Co., Ltd.	11,000	234,393
Citycon OYJ	38,820	109,854
Corio NV	7,865	346,275
DDR Corp.	11,036	161,567
Eurocommercial Properties NV	5,471	189,280
Federal Realty Investment Trust	2,460	256,061
Hammerson PLC	20,250	140,640
Japan Retail Fund Investment Corp.	114	180,833
Klepierre	8,110	266,526
Link REIT (The)	90,593	370,741
Mercialys SA	5,050	93,973
Regency Centers Corp.	7,190	342,028
Retail Opportunity Investments Corp.	27,979	337,427
RioCan Real Estate Investment Trust (Toronto)	4,999	136,011
Tanger Factory Outlet Centers	13,550	434,277
Unibail-Rodamco SE	4,540	836,314
Weingarten Realty Investors	5,590	147,241
Westfield Retail Trust	139,780	410,001

		4,993,442

		8,265,889

Office - 0.4%
Office - 0.4%
Allied Properties Real Estate Investment Trust	6,657	189,621
Befimmo SCA Sicafi	1,770	100,566
Boston Properties, Inc.	5,521	598,311
Brandywine Realty Trust	8,670	106,988
Castellum AB	15,144	183,146
Cominar Real Estate Investment Trust	6,648	156,715
Commonwealth Property Office Fund	121,457	126,606
Corporate Office Properties Trust	5,652	132,879
Douglas Emmett, Inc.	10,460	241,626
Dundee International Real Estate Investment Trust	8,260	80,645
Hongkong Land Holdings Ltd.	41,000	236,519
Hufvudstaden AB - Class A	23,380	250,618
Japan Real Estate Investment Corp.	26	238,388
Kilroy Realty Corp.	6,159	298,157
Liberty Property Trust	4,910	180,884
Mack-Cali Realty Corp.	6,830	198,548
Nippon Building Fund, Inc.	23	222,379
Orix JREIT, Inc.	42	188,791
SL Green Realty Corp.	3,348	268,644

Company	Shares	U.S. $ Value
		$4,000,031

Residential - 0.4%
Multi-Family - 0.3%
AvalonBay Communities, Inc.	3,690	522,061
Boardwalk Real Estate Investment Trust	2,320	133,558
Equity Residential	10,360	646,050
GSW Immobilien AG	4,900	167,520
Mirvac Group	229,292	301,285
Northern Property Real Estate Investment Trust	3,000	97,034
Rossi Residencial SA	66,500	163,229
Stockland	113,870	361,412
UDR, Inc.	8,760	226,358

		2,618,507

Self Storage - 0.1%
CubeSmart	8,250	96,278
Extra Space Storage, Inc.	14,570	445,842
Public Storage	3,850	555,978
Sovran Self Storage, Inc.	4,100	205,369

		1,303,467

		3,921,974

Lodging - 0.1%
Lodging - 0.1%
FelCor Lodging Trust, Inc. (c)	75,680	355,696
Great Eagle Holdings Ltd.	59,000	152,388
Host Hotels & Resorts, Inc.	6,230	98,558
InnVest Real Estate Investment Trust	15,198	70,161
Intercontinental Hotels Group PLC	13,900	334,636
Pebblebrook Hotel Trust	8,800	205,128
Strategic Hotels & Resorts, Inc. (c)	30,720	198,451

		1,415,018

Industrials - 0.1%
Industrial Warehouse Distribution - 0.1%
Global Logistic Properties Ltd. (c)	48,000	79,908
Hopewell Holdings Ltd.	8,000	22,799
Mapletree Logistics Trust	261,000	202,937
ProLogis, Inc.	12,272	407,799
Segro PLC	33,120	112,840

		826,283

Mixed Office Industrial - 0.0%
Goodman Group	63,504	240,454

		1,066,737

Financials - 0.1%
Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	2,210	154,501

Real Estate Management & Development - 0.1%
CapitaLand Ltd.	107,000	230,708
China Overseas Land & Investment Ltd.	72,000	169,561

Company	Shares	U.S. $ Value
Hang Lung Properties Ltd.	43,000	$147,087

		547,356

		701,857

Consumer Discretionary - 0.0%
Hotels ,Restaurants & Leisure - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	2,990	158,590

Household Durables - 0.0%
MRV Engenharia e Participacoes SA	4,300	19,910

		178,500

Total Common Stocks (cost $27,077,256)		30,384,633

		Principal Amount (000)
AGENCIES - 2.6%
Agency Debentures - 2.2%
Federal Home Loan Mortgage Corp.
1.75%, 5/30/19	U.S.$	7,500	7,671,150
Federal National Mortgage Association
5.375%, 6/12/17		690	835,994
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		16,539	14,411,374

			22,918,518

Agency Subordinated - 0.4%
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22		4,154	4,263,059

Total Agencies (cost $24,523,762)			27,181,577

INFLATION-LINKED SECURITIES - 2.4%
United States - 2.4%
U.S. Treasury Inflation Index
2.50%, 7/15/16 (TIPS) (cost $25,557,794)		22,605	25,877,492

		Shares
INVESTMENT COMPANIES - 1.2%
Funds and Investment Trusts - 1.2%
Vanguard MSCI Emerging Markets ETF (cost $12,131,573)		317,550	12,686,122

		Principal Amount (000)	U.S. $ Value
LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.7%
Canada - 0.7%
Province of British Columbia Canada
3.25%, 12/18/21	CAD	3,237	$3,363,574
Province of Manitoba Canada
3.85%, 12/01/21		2,950	3,201,015
Province of Ontario Canada
4.25%, 12/11/13	EUR	350	466,549
Province of Quebec Canada
4.25%, 2/27/13		350	453,643

Total Local Governments - Provincial Bonds (cost $7,277,421)			7,484,781

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.2%
Non-Agency Fixed Rate CMBS - 0.2%
UBS Barclays Commercial Mortgage Trust
Series 2007-C2, Class A4
3.525%, 5/10/63 (cost $2,209,046)	U.S.$	2,166	2,150,227

		Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Options on Equity Indices - 0.2%
DAX Index Expiration: Sep 2012, Exercise Price: EUR 6,100.00 (c) (d)		713	723,871
S&P 500 Index Expiration: Jul 2012, Exercise Price: $ 1,275.00 (c) (e)		442	113,815
S&P 500 Index Expiration: Sep 2012, Exercise Price: $ 1,275.00 (c) (e)		520	1,092,000

Total Options Purchased - Puts (cost $5,652,774)			1,929,686

		Principal Amount (000)
QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17 (a) (cost $1,848,021)	U.S.$	1,850	1,886,484

COVERED BONDS - 0.2%
Bank of Nova Scotia
1.75%, 3/22/17 (a) (cost $1,798,125)		1,800	1,835,975

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 22.9%
Investment Companies - 22.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.14% (f) (cost $241,843,193)	241,843,193	$241,843,193

Total Investments - 97.5% (cost $1,004,892,814) (g)		1,027,803,721
Other assets less liabilities - 2.5% (h)		26,121,725

Net Assets - 100.0%		$1,053,925,446

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	33	September 2012	$3,435,055	$3,425,679	$(9,376)
Euro Stoxx 50 Index Futures	238	September 2012	6,612,739	6,791,808	179,069
FTSE 100 Index Futures	98	September 2012	8,304,347	8,476,855	172,508
Hang Seng Index Futures	12	July 2012	1,458,384	1,504,186	45,802
Russell 2000 Mini Index Futures	47	September 2012	3,677,585	3,738,380	60,795
S&P 500 E Mini Index Futures	2,829	September 2012	185,283,333	191,862,780	6,579,447
S&P Mid Cap 400 E Mini Index Futures	50	September 2012	4,676,365	4,697,500	21,135
S&P TSE 60 Index Futures	34	September 2012	4,389,585	4,417,562	27,977
Topix Index Futures	83	September 2012	7,232,811	7,984,863	752,052
Sold Contracts
10 Yr Australian T-Bond Futures	15	September 2012	1,930,126	1,926,089	4,037
10 Yr Japan Govt Bond Futures	23	September 2012	41,234,939	41,344,468	(109,529)
German Euro Bobl Futures	156	September 2012	25,171,394	24,852,937	318,457
German Euro Bund Futures	88	September 2012	16,099,927	15,691,177	408,750
German Euro Buxl Futures	14	September 2012	2,527,457	2,319,863	207,594
German Euro Schatz Futures	25	September 2012	3,504,126	3,495,784	8,342
Govt of Canada Bond 10 Yr Futures	20	September 2012	2,688,297	2,719,773	(31,476)
JGB Mini 10 Yr Futures	47	September 2012	8,424,231	8,449,240	(25,009)
U.S. T-Bond 30 Yr Futures	390	September 2012	57,298,898	57,707,812	(408,914)
U.S. T-Note 2 Yr Futures	73	September 2012	16,079,797	16,073,688	6,109
U.S. T-Note 5 Yr Futures	621	September 2012	76,842,563	76,984,593	(142,030)
U.S. T-Note 10 Yr Futures	626	September 2012	82,992,738	83,492,750	(500,012)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
UK Long Gilt Bond Futures	94	September 2012	$17,448,987	$17,535,160	$(86,173)
Ultra Long U.S. T-Bond Futures	175	September 2012	28,982,597	29,197,657	(215,060)

					$7,264,495

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America NA:
Euro settling 8/14/12	1,905	$2,414,835	$2,411,648	$(3,187)
Swiss Franc settling 8/14/12	3,378	3,568,486	3,562,534	(5,952)
Barclays Bank PLC Wholesale:
Japanese Yen settling 8/14/12	100,124	1,262,765	1,253,302	(9,463)
Citibank NA:
Australian Dollar settling 8/14/12	2,101	2,103,778	2,141,899	38,121
Great British Pound settling 9/14/12	344	543,718	538,652	(5,066)
Credit Suisse London Branch (GFX):
Canadian Dollar settling 8/14/12	4,325	4,306,911	4,244,187	(62,724)
Great British Pound settling 8/14/12	6,417	10,085,856	10,048,913	(36,943)
Deutsche Bank AG London:
Great British Pound settling 8/14/12	5,282	8,498,347	8,271,522	(226,825)
Japanese Yen settling 8/14/12	599,609	7,521,438	7,505,606	(15,832)
Swiss Franc settling 8/14/12	3,019	3,275,178	3,183,922	(91,256)
Goldman Sachs:
Australian Dollar settling 8/14/12	9,111	9,237,096	9,288,358	51,262
Royal Bank of Canada:
Canadian Dollar settling 8/14/12	9,415	9,234,620	9,239,080	4,460
Standard Chartered Bank:
Euro settling 8/03/12	7,193	8,975,548	9,105,345	129,797
State Street Bank & Trust Co.:
Norwegian Krone settling 9/14/12	1,080	178,468	181,072	2,604
UBS AG:
Swedish Krona settling 9/14/12	5,437	763,315	783,914	20,599
Sale Contracts
Barclays Bank PLC Wholesale:
Canadian Dollar settling 8/10/12	58,789	57,210,682	57,695,977	(485,295)
Danish Krone settling 7/12/12	20,235	3,470,678	3,445,064	25,614
Norwegian Krone settling 7/12/12	14,157	2,365,287	2,379,165	(13,878)
Citibank NA:
Australian Dollar settling 8/14/12	4,691	4,569,644	4,782,317	(212,673)
Euro settling 8/14/12	6,601	8,398,380	8,356,582	41,798
Great British Pound settling 8/14/12	7,273	11,482,176	11,389,394	92,782
Japanese Yen settling 8/08/12	9,421,950	118,732,990	117,930,002	802,988
Credit Suisse London Branch (GFX):
Swiss Franc settling 8/14/12	8,022	8,491,852	8,460,227	31,625
Deutsche Bank AG London:
Great British Pound settling 8/03/12	56,688	89,024,576	88,775,776	248,800
Goldman Sachs:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Australian Dollar settling 8/14/12	4,196	$4,133,354	$4,277,681	$(144,327)
New Zealand Dollar settling 7/19/12	28,270	21,429,600	22,604,569	(1,174,969)
HSBC Bank USA:
Great British Pound settling 8/03/12	4,910	7,655,885	7,689,821	(33,936)
Royal Bank of Canada:
Canadian Dollar settling 8/14/12	4,199	4,124,420	4,120,541	3,879
Euro settling 9/14/12	845	1,055,147	1,070,085	(14,938)
Royal Bank of Scotland PLC:
Canadian Dollar settling 8/14/12	5,664	5,536,549	5,558,168	(21,619)
Euro settling 8/03/12	113,331	143,375,194	143,455,569	(80,375)
Standard Chartered Bank:
South African Rand settling 7/19/12	102,134	12,154,350	12,463,555	(309,205)
State Street Bank & Trust Co.:
Australian Dollar settling 9/14/12	357	349,023	362,934	(13,911)
Canadian Dollar settling 8/14/12	126	123,211	123,646	(435)
Canadian Dollar settling 9/14/12	221	214,751	216,721	(1,970)
Euro settling 8/14/12	246	319,662	311,425	8,237
Euro settling 9/14/12	295	372,501	373,580	(1,079)
UBS AG:
Euro settling 8/14/12	6,928	8,828,330	8,770,550	57,780
Swiss Franc settling 8/14/12	1,958	2,077,784	2,064,961	12,823

				$(1,392,689)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	U.S. $ Value
DAX Index (d)	713	EUR	5,100.00	September 2012	$(115,043)
S&P 500 Index (e)	520	$	1,075.00	September 2012	(195,000)

(premium received $1,256,023)					$(310,043)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI Daily TR Net Ex USA USD	139,757	0.37%	$20,667	5/15/13	Deutsche Bank AG	$590,778
Pay Total Return on Reference Index
Pay	FTSE EPRA/NAREIT Developed Real Estate Index	1,107	0.24%	3,358	6/17/13	UBS AG	(133,886)

							$456,892

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate market value of these securities amounted to $40,314,376 or 3.8% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $2,627,383.
(c)	Non-income producing security.
(d)	One contract relates to 5 shares.
(e)	One contract relates to 100 shares.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,289,969 and gross unrealized depreciation of investments was $(8,379,062), resulting in net unrealized appreciation of $22,910,907.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $16,562,952.

Currency Abbreviations:

CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
ZAR	-	South African Rand

Glossary:

CMBS	-	Commercial Mortgage-Backed Securities
FTSE	-	Financial Times Stock Exchange
NAREIT	-	National Association of Real Estate Investment Trusts
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN *

June 30, 2012 (unaudited)

53.4%	United States
11.7%	Japan
10.0%	United Kingdom
5.7%	Canada
4.5%	Finland
3.8%	Germany
3.5%	Netherlands
2.1%	New Zealand
1.3%	Austria
1.2%	South Africa
0.5%	Australia
0.4%	Sweden
0.4%	Belgium
0.4%	Denmark
1.1%	Other

100.0%	Total Investments

*	All data are as of June 30, 2012. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Brazil, China, France, Hong Kong, Norway, Singapore, South Korea and Switzerland.

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$501,615,829		$	– 0	–	$501,615,829
Governments - Sovereign Agencies		– 0	–	71,759,571			– 0	–	71,759,571
Corporates - Investment Grades		– 0	–	57,730,346			– 0	–	57,730,346
Mortgage Pass-Throughs		– 0	–	43,437,805			– 0	–	43,437,805
Common Stocks:
Equity:Other		4,875,214		5,959,413			– 0	–	10,834,627
Retail		4,286,320		3,979,569			– 0	–	8,265,889
Office		2,453,018		1,547,013			– 0	–	4,000,031
Residential		3,091,757		830,217			– 0	–	3,921,974
Lodging		927,994		487,024			– 0	–	1,415,018
Industrials		407,799		658,938			– 0	–	1,066,737
Financials		154,501		547,356			– 0	–	701,857
Consumer Discretionary		178,500		– 0	–		– 0	–	178,500
Agencies		– 0	–	27,181,577			– 0	–	27,181,577
Inflation-Linked Securities		– 0	–	25,877,492			– 0	–	25,877,492
Investment Companies		12,686,122		– 0	–		– 0	–	12,686,122
Local Governments - Provincial Bonds		– 0	–	7,484,781			– 0	–	7,484,781
Commercial Mortgage-Backed Security		– 0	–	2,150,227			– 0	–	2,150,227
Options Purchased - Puts		– 0	–	1,929,686			– 0	–	1,929,686
Quasi-Sovereigns		– 0	–	1,886,484			– 0	–	1,886,484
Covered Bonds		– 0	–	1,835,975			– 0	–	1,835,975
Short-Term Investments		241,843,193		– 0	–		– 0	–	241,843,193

Total Investments in Securities		270,904,418		756,899,303	+		– 0	–	1,027,803,721
Other Financial Instruments* :
Assets:
Futures Contracts		8,792,074		– 0	–		– 0	–	8,792,074
Forward Currency Exchange Contracts		– 0	–	1,573,169			– 0	–	1,573,169
Total Return Swap Contracts		– 0	–	590,778			– 0	–	590,778
Liabilities:
Futures Contracts		(1,527,579)		– 0	–		– 0	–	(1,527,579)
Forward Currency Exchange Contracts		– 0	–	(2,965,858)			– 0	–	(2,965,858)
Put Options Written		– 0	–	(310,043)			– 0	–	(310,043)
Total Return Swap Contracts		– 0	–	(133,886)			– 0	–	(133,886)
Total		$278,168,913		$755,653,463		$	– 0	–	$1,033,822,376

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio's foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 66.7%
Consumer Discretionary - 12.8%
Auto Components - 0.8%
BorgWarner, Inc. (a)	76,415	$5,012,060
Cie Generale des Etablissements Michelin - Class B	40,840	2,672,009
Dana Holding Corp.	16,060	205,729
GKN PLC	709,200	2,010,707
Lear Corp.	202,750	7,649,758
Magna International, Inc. - Class A	48,470	1,914,329
Sumitomo Rubber Industries Ltd.	48,400	630,407
TRW Automotive Holdings Corp. (a)	56,380	2,072,529

		22,167,528

Automobiles - 1.5%
Bayerische Motoren Werke AG	17,430	1,261,372
Dongfeng Motor Group Co., Ltd. - Class H	1,184,000	1,859,988
Ford Motor Co.	915,000	8,774,850
General Motors Co. (a)	569,900	11,238,428
Harley-Davidson, Inc.	141,900	6,489,087
Honda Motor Co., Ltd.	84,200	2,938,204
Mazda Motor Corp. (a)	1,085,000	1,477,501
Nissan Motor Co., Ltd.	423,000	4,016,694
Renault SA	46,680	1,864,050
Volkswagen AG (Preference Shares)	21,260	3,368,175

		43,288,349

Distributors - 0.4%
Imperial Holdings Ltd.	40,120	846,856
Li & Fung Ltd.	4,314,000	8,341,709
LKQ Corp. (a)	16,270	543,418

		9,731,983

Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	164,000	2,090,316
Apollo Group, Inc. - Class A (a)	122,406	4,429,873
Estacio Participacoes SA	372,100	4,501,882

		11,022,071

Hotels, Restaurants & Leisure - 2.5%
Ajisen China Holdings Ltd.	2,790,200	1,948,794
Chipotle Mexican Grill, Inc. - Class A (a)	20,000	7,599,000
Las Vegas Sands Corp.	240,700	10,468,043
McDonald's Corp.	130,000	11,508,900
MGM Resorts International (a)	1,293,890	14,439,812
Orient-Express Hotels Ltd. - Class A (a)	45,420	380,165
Panera Bread Co. - Class A (a)	4,490	626,086
Royal Caribbean Cruises Ltd.	16,940	440,948
Sands China Ltd.	1,455,600	4,682,701
Sodexo	33,070	2,574,928
Starbucks Corp.	194,830	10,388,336
Wyndham Worldwide Corp.	10,660	562,208
Yum! Brands, Inc.	60,000	3,865,200

		69,485,121

Company	Shares	U.S. $ Value
Household Durables - 0.6%
Meritage Homes Corp. (a)	10,080	$342,115
MRV Engenharia e Participacoes SA	579,700	2,684,197
Newell Rubbermaid, Inc.	357,590	6,486,682
NVR, Inc. (a)	5,590	4,751,500
Sharp Corp./Japan	524,000	2,669,750
Sony Corp.	77,900	1,113,912

		18,048,156

Internet & Catalog Retail - 0.6%
Liberty Interactive Corp. (a)	204,800	3,643,392
priceline.com, Inc. (a)	19,200	12,758,784

		16,402,176

Media - 3.1%
Comcast Corp. - Class A	362,100	11,576,337
Focus Media Holding Ltd. (ADR)	52,380	1,229,882
Gannett Co., Inc.	823,780	12,134,280
Informa PLC	172,300	1,028,107
McGraw-Hill Cos., Inc. (The)	104,600	4,707,000
National CineMedia, Inc.	30,270	459,196
Pandora Media, Inc. (a)	32,120	349,144
Time Warner Cable, Inc. - Class A (b)	221,400	18,176,940
Viacom, Inc. - Class B	331,400	15,582,428
Walt Disney Co. (The)	425,900	20,656,150

		85,899,464

Multiline Retail - 0.6%
Dollar General Corp. (a)	152,300	8,283,597
Dollar Tree, Inc. (a)	11,440	615,472
Don Quijote Co., Ltd.	40,000	1,377,607
Family Dollar Stores, Inc.	50,000	3,324,000
Golden Eagle Retail Group Ltd.	1,961,000	4,036,909

		17,637,585

Specialty Retail - 1.3%
ANN, Inc. (a)	17,400	443,526
Belle International Holdings Ltd.	2,672,000	4,584,538
CarMax, Inc. (a)	13,180	341,889
Children's Place Retail Stores, Inc. (The) (a)	9,170	456,941
Dick's Sporting Goods, Inc.	13,580	651,840
Express, Inc. (a)	5,990	108,838
Francesca's Holdings Corp. (a)	21,110	570,181
GameStop Corp. - Class A	77,200	1,417,392
Home Depot, Inc. (The)	132,000	6,994,680
Indomobil Sukses Internasional TBK PT	473,000	355,595
L'Occitane International SA	16,750	46,486
Ltd Brands, Inc.	94,500	4,019,085
Men's Wearhouse, Inc. (The)	9,380	263,953
Nitori Holdings Co., Ltd.	39,650	3,749,260
O'Reilly Automotive, Inc. (a)	38,000	3,183,260
Office Depot, Inc. (a)	106,470	229,975
Select Comfort Corp. (a)	22,010	460,449
Tractor Supply Co.	5,970	495,868
Ulta Salon Cosmetics & Fragrance, Inc.	5,560	519,193

Company	Shares	U.S. $ Value
Vitamin Shoppe, Inc. (a)	9,580	$526,230
Yamada Denki Co., Ltd.	124,290	6,363,445

		35,782,624

Textiles, Apparel & Luxury Goods - 1.0%
Cie Financiere Richemont SA	46,460	2,551,107
Coach, Inc.	190,800	11,157,984
Jones Group, Inc. (The)	33,410	319,400
LVMH Moet Hennessy Louis Vuitton SA	4,000	608,759
PVH Corp.	88,100	6,853,299
Trinity Ltd.	2,598,000	1,645,767
Tumi Holdings, Inc. (a)	18,360	321,300
VF Corp.	43,500	5,805,075

		29,262,691

		358,727,748

Information Technology - 11.3%
Communications Equipment - 1.0%
Aruba Networks, Inc. (a)	2,400	36,120
Cisco Systems, Inc.	792,300	13,603,791
F5 Networks, Inc. (a)	64,210	6,392,748
QUALCOMM, Inc.	136,000	7,572,480

		27,605,139

Computers & Peripherals - 3.1%
Apple, Inc. (a) (b)	94,700	55,304,800
Fujitsu Ltd.	486,000	2,325,856
Hewlett-Packard Co.	1,277,400	25,688,514
Lite-On Technology Corp.	278,554	350,858
NCR Corp. (a)	10,760	244,575
Pegatron Corp.	73,000	96,310
Seagate Technology PLC	69,900	1,728,627
Wistron Corp.	639,639	789,584

		86,529,124

Electronic Equipment, Instruments & Components - 0.3%
Anixter International, Inc.	3,800	201,590
Arrow Electronics, Inc. (a)	12,740	417,999
AU Optronics Corp.	4,570,000	1,857,202
AU Optronics Corp. (Sponsored ADR)	80,040	321,761
Avnet, Inc. (a)	14,380	443,767
Celestica, Inc. (a)	81,900	595,285
Flextronics International Ltd. (a)	50,620	313,844
Ingram Micro, Inc. - Class A (a)	16,240	283,713
Insight Enterprises, Inc. (a)	15,680	263,894
LG Display Co., Ltd. (ADR) (a)	344,451	3,255,062
TTM Technologies, Inc. (a)	36,910	347,323
Vishay Intertechnology, Inc. (a)	32,450	306,004

		8,607,444

Internet Software & Services - 0.9%
Baidu, Inc. (Sponsored ADR) (a)	48,020	5,521,340
CoStar Group, Inc. (a)	7,860	638,232

Company	Shares	U.S. $ Value
Google, Inc. - Class A (a)	27,600	$16,009,932
Telecity Group PLC (a)	249,333	3,142,367

		25,311,871

IT Services - 1.8%
Alliance Data Systems Corp. (a)	3,095	417,825
Amdocs Ltd. (a)	15,340	455,905
Cognizant Technology Solutions Corp. - Class A (a)	203,789	12,227,340
Convergys Corp.	26,060	384,906
International Business Machines Corp.	64,000	12,517,120
ServiceSource International, Inc. (a)	25,050	346,942
Visa, Inc. - Class A	190,400	23,539,152

		49,889,190

Office Electronics - 0.1%
Konica Minolta Holdings, Inc.	189,000	1,488,933

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Semiconductor Engineering, Inc.	3,506,979	2,878,838
Amkor Technology, Inc. (a)	56,860	277,477
Applied Materials, Inc.	1,443,000	16,536,780
Entegris, Inc. (a)	47,580	406,333
Fairchild Semiconductor International, Inc. (a)	24,870	350,667
GCL-Poly Energy Holdings Ltd.	7,508,000	1,669,642
Lam Research Corp. (a)	232,870	8,788,514
LSI Corp. (a)	48,600	309,582
Marvell Technology Group Ltd.	838,285	9,455,855
Micron Technology, Inc. (a)	1,579,600	9,967,276
MKS Instruments, Inc.	13,110	379,272
ON Semiconductor Corp. (a)	56,490	401,079
Samsung Electronics Co., Ltd. (GDR) (c)	27,760	9,096,238
Samsung Electronics Co., Ltd. (GDR) (London) (c)	6,900	3,689,002
Skyworks Solutions, Inc. (a)	16,630	455,163
Sumco Corp. (a)	93,100	846,896
Teradyne, Inc. (a)	27,560	387,494
Tokyo Electron Ltd.	37,500	1,758,559
Veeco Instruments, Inc. (a)	9,860	338,790

		67,993,457

Software - 1.7%
ANSYS, Inc. (a)	5,860	369,825
Aspen Technology, Inc. (a)	22,840	528,746
Cadence Design Systems, Inc. (a)	60,160	661,158
Citrix Systems, Inc. (a)	152,700	12,817,638
Fortinet, Inc. (a)	20,430	474,385
Informatica Corp. (a)	86,970	3,684,049
Intuit, Inc.	251,800	14,944,330
MICROS Systems, Inc. (a)	11,640	595,968
Microsoft Corp.	172,700	5,282,893
Nintendo Co., Ltd.	8,600	1,004,316
ServiceNow, Inc.	2,300	56,580
SolarWinds, Inc. (a)	10,110	440,392

Company	Shares	U.S. $ Value
Temenos Group AG (a)	73,359	$1,212,899
TIBCO Software, Inc. (a)	232,430	6,954,306

		49,027,485

		316,452,643

Health Care - 9.4%
Biotechnology - 1.0%
Amarin Corp. PLC (ADR) (a)	14,650	211,839
Amgen, Inc.	109,800	8,019,792
Ariad Pharmaceuticals, Inc. (a)	12,500	215,125
BioMarin Pharmaceutical, Inc. (a)	14,320	566,786
Gilead Sciences, Inc. (a) (b)	275,143	14,109,333
Ironwood Pharmaceuticals, Inc. (a)	13,860	190,991
Onyx Pharmaceuticals, Inc. (a)	1,940	128,913
Vertex Pharmaceuticals, Inc. (a)	80,000	4,473,600

		27,916,379

Health Care Equipment & Supplies - 1.1%
Covidien PLC	328,100	17,553,350
HeartWare International, Inc. (a)	1,200	106,560
NxStage Medical, Inc. (a)	19,650	329,334
Sirona Dental Systems, Inc. (a)	10,470	471,255
Stryker Corp.	199,200	10,975,920
Volcano Corp. (a)	14,345	410,984

		29,847,403

Health Care Providers & Services - 2.6%
AMERIGROUP Corp. (a)	8,300	547,053
Coventry Health Care, Inc.	13,780	438,066
Health Net, Inc. (a)	155,770	3,780,538
HMS Holdings Corp. (a)	7,010	233,503
LifePoint Hospitals, Inc. (a)	12,810	524,954
McKesson Corp. (b)	183,300	17,184,375
Mednax, Inc. (a)	7,950	544,893
Odontoprev SA	124,400	631,755
UnitedHealth Group, Inc. (b)	370,900	21,697,650
WellPoint, Inc. (b)	416,000	26,536,640

		72,119,427

Health Care Technology - 0.0%
SXC Health Solutions Corp. (a)	6,700	664,707

Life Sciences Tools & Services - 0.1%
Eurofins Scientific	6,451	801,099
Illumina, Inc. (a)	79,310	3,203,331

		4,004,430

Pharmaceuticals - 4.6%
Abbott Laboratories	142,000	9,073,800
Akorn, Inc. (a)	37,390	589,640
Allergan, Inc./United States	157,200	14,552,004

Company	Shares	U.S. $ Value
Aspen Pharmacare Holdings Ltd. (a)	83,261	$1,283,020
AstraZeneca PLC	161,020	7,195,606
AstraZeneca PLC (Sponsored ADR)	591,800	26,483,050
GlaxoSmithKline PLC	113,570	2,579,633
Johnson & Johnson	290,600	19,632,936
Novartis AG	68,510	3,830,484
Pfizer, Inc. (b)	1,751,600	40,286,800
Questcor Pharmaceuticals, Inc. (a)	6,990	372,147
Roche Holding AG	20,900	3,610,118

		129,489,238

		264,041,584

Financials - 8.9%
Capital Markets - 0.4%
Affiliated Managers Group, Inc. (a)	5,080	556,006
Deutsche Bank AG	62,490	2,255,466
Lazard Ltd. - Class A	13,850	359,961
Legg Mason, Inc.	17,330	456,992
Macquarie Group Ltd.	136,740	3,692,510
Stifel Financial Corp. (a)	15,560	480,804
UBS AG (a)	365,823	4,280,924

		12,082,663

Commercial Banks - 4.2%
Associated Banc-Corp	32,650	430,653
Banco Bilbao Vizcaya Argentaria SA	397,423	2,838,138
Banco do Brasil SA	418,300	4,067,413
Banco do Estado do Rio Grande do Sul (Preference Shares)	80,200	567,010
Banco Santander Brasil SA/Brazil (ADR)	491,021	3,805,413
Banco Santander SA	437,975	2,897,315
Barclays PLC	701,560	1,792,662
BNP Paribas SA	74,394	2,868,237
CapitalSource, Inc.	74,130	498,154
China Construction Bank Corp. - Class H	935,000	645,967
CIT Group, Inc. (a)	479,900	17,103,636
Comerica, Inc.	16,060	493,203
First Niagara Financial Group, Inc.	53,120	406,368
HSBC Holdings PLC	868,549	7,653,515
Huntington Bancshares, Inc./OH	77,830	498,112
Iberiabank Corp.	7,650	385,942
Intesa Sanpaolo SpA	1,639,750	2,333,768
Itau Unibanco Holding SA (ADR)	146,290	2,036,357
KB Financial Group, Inc. (ADR)	102,380	3,346,802
Komercni Banka AS	2,500	436,128
Lloyds Banking Group PLC (a)	4,098,300	2,002,057
Mitsubishi UFJ Financial Group, Inc.	674,800	3,232,882
National Australia Bank Ltd.	160,240	3,903,058
National Bank of Canada	30,900	2,208,617
Popular, Inc. (a)	17,490	290,509
Sberbank of Russia (Sponsored ADR)	106,891	1,156,561
Signature Bank/New York NY (a)	8,720	531,658
Societe Generale SA (a)	101,921	2,390,004
Sumitomo Mitsui Financial Group, Inc.	102,200	3,376,168
Susquehanna Bancshares, Inc.	43,910	452,273
Toronto-Dominion Bank (The)	10,300	806,113

Company	Shares	U.S. $ Value
Turkiye Vakiflar Bankasi Tao - Class D	906,040	$1,889,128
US Bancorp	350,000	11,256,000
Webster Financial Corp.	11,160	241,726
Wells Fargo & Co.	844,200	28,230,048
Zions Bancorporation	26,080	506,474

		117,578,069

Consumer Finance - 0.4%
American Express Co.	170,000	9,895,700

Diversified Financial Services - 1.6%
Citigroup, Inc.	1,049,428	28,764,821
IG Group Holdings PLC	430,549	3,236,066
ING Groep NV (a)	493,420	3,307,935
JPMorgan Chase & Co.	91,900	3,283,587
Moody’s Corp.	128,400	4,693,020
ORIX Corp.	19,710	1,836,889

		45,122,318

Insurance - 1.4%
Admiral Group PLC	274,670	5,123,755
Aegon NV	406,856	1,886,829
AIA Group Ltd.	2,225,800	7,688,040
Allianz SE	22,940	2,307,415
Amtrust Financial Services, Inc.	11,310	336,020
Aspen Insurance Holdings Ltd.	17,180	496,502
Aviva PLC	344,200	1,473,847
Endurance Specialty Holdings Ltd.	13,290	509,273
Fidelity National Financial, Inc. - Class A	25,960	499,990
Industrial Alliance Insurance & Financial Services, Inc.	51,212	1,230,879
Lancashire Holdings Ltd.	290,680	3,632,322
Muenchener Rueckversicherungs AG	17,670	2,493,308
Platinum Underwriters Holdings Ltd.	12,600	480,060
Prudential PLC	328,170	3,805,137
Reinsurance Group of America, Inc. - Class A	8,980	477,826
Suncorp Group Ltd.	253,260	2,116,257
Torchmark Corp.	9,690	489,829
Travelers Cos., Inc. (The)	46,600	2,974,944
Unum Group	19,670	376,287

		38,398,520

Real Estate Investment Trusts (REITs) - 0.1%
BioMed Realty Trust, Inc.	25,910	483,999
BRE Properties, Inc.	8,060	403,161
Camden Property Trust	6,200	419,554
DiamondRock Hospitality Co.	31,700	323,340
Entertainment Properties Trust	10,730	441,110
Glimcher Realty Trust	41,920	428,423
Home Properties, Inc.	4,720	289,619
Mid-America Apartment Communities, Inc.	6,200	423,088
Plum Creek Timber Co., Inc.	3,920	155,624

		3,367,918

Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	381,400	6,239,704
Daito Trust Construction Co., Ltd.	48,600	4,606,894
Evergrande Real Estate Group Ltd.	2,233,000	1,156,459

Company	Shares	U.S. $ Value
Hang Lung Group Ltd.	43,000	$265,876
Hang Lung Properties Ltd.	2,568,000	8,784,147
New World Development Co., Ltd.	736,500	866,895

		21,919,975

Thrifts & Mortgage Finance - 0.0%
Washington Federal, Inc.	20,340	343,543

		248,708,706

Energy - 7.9%
Energy Equipment & Services - 2.5%
AMEC PLC	198,420	3,127,980
Bristow Group, Inc.	9,320	379,044
FMC Technologies, Inc. (a)	184,540	7,239,504
Halliburton Co.	412,100	11,699,519
Helmerich & Payne, Inc.	7,970	346,536
National Oilwell Varco, Inc.	188,300	12,134,052
Oceaneering International, Inc.	102,934	4,926,421
Oil States International, Inc. (a)	6,700	443,540
Saipem SpA	27,040	1,204,207
Schlumberger Ltd. (b)	249,000	16,162,590
Seadrill Ltd.	63,090	2,250,135
Superior Energy Services, Inc. (a)	13,480	272,700
Technip SA	22,320	2,326,100
Transocean Ltd./Switzerland	209,891	9,388,425

		71,900,753

Oil, Gas & Consumable Fuels - 5.4%
Afren PLC (a)	535,386	870,295
Anadarko Petroleum Corp. (b)	50,050	3,313,310
Banpu PCL	49,250	694,710
BG Group PLC	337,120	6,901,344
BP PLC	1,306,600	8,725,734
BP PLC (Sponsored ADR)	585,050	23,717,927
Cabot Oil & Gas Corp.	11,850	466,890
Chevron Corp.	42,000	4,431,000
China Petroleum & Chemical Corp. - Class H	2,406,000	2,150,306
Concho Resources, Inc. (a)	3,980	338,778
ENI SpA	151,200	3,212,265
EOG Resources, Inc.	148,800	13,408,368
Exxon Mobil Corp.	201,130	17,210,694
Gazprom OAO (Sponsored ADR)	450,100	4,275,950
JX Holdings, Inc.	269,300	1,387,975
LUKOIL OAO (London) (Sponsored ADR)	56,247	3,154,332
Marathon Petroleum Corp. (b)	243,400	10,933,528
Nexen, Inc. (Toronto)	124,475	2,107,798
Noble Energy, Inc. (b)	175,800	14,911,356
NovaTek OAO (Sponsored GDR) (c)	26,660	2,846,697
Petroleo Brasileiro SA (Sponsored ADR)	300,900	5,458,326
Plains Exploration & Production Co. (a)	8,850	311,343
PTT PCL	217,000	2,206,895
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	176,665	5,962,560
SM Energy Co.	5,980	293,678
Stone Energy Corp. (a)	9,090	230,341
Suncor Energy, Inc. (New York)	195,630	5,663,488

Company	Shares	U.S. $ Value
Teekay Corp.	11,790	$345,211
Tesoro Corp. (a)	15,280	381,389
Total SA	108,220	4,870,860
Western Refining, Inc.	14,920	332,268

		151,115,616

		223,016,369

Consumer Staples - 6.0%
Beverages - 0.1%
Asahi Group Holdings Ltd.	90,400	1,942,184
Constellation Brands, Inc. - Class A (a)	18,920	511,975

		2,454,159

Food & Staples Retailing - 1.5%
Delhaize Group SA	27,448	1,005,470
Jeronimo Martins SGPS SA	222,242	3,757,395
Koninklijke Ahold NV	204,690	2,535,555
Kroger Co. (The)	921,100	21,360,309
Magnit OJSC (Sponsored GDR) (c)	46,910	1,417,700
Olam International Ltd.	4,750,183	6,879,908
Wal-Mart Stores, Inc.	82,700	5,765,844

		42,722,181

Food Products - 1.2%
Dean Foods Co. (a)	19,060	324,592
Dole Food Co., Inc. (a)	35,350	310,373
General Mills, Inc.	279,800	10,783,492
Hershey Co. (The)	176,000	12,677,280
Nestle SA	17,500	1,044,363
Tyson Foods, Inc. - Class A (b)	378,190	7,121,317
Unilever PLC	47,800	1,604,825

		33,866,242

Household Products - 0.8%
Kimberly-Clark Corp.	202,672	16,977,833
Procter & Gamble Co. (The)	59,100	3,619,875
Reckitt Benckiser Group PLC	34,379	1,817,170

		22,414,878

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The) - Class A	54,000	2,922,480
Natura Cosmeticos SA	90,600	2,120,090

		5,042,570

Tobacco - 2.2%
Altria Group, Inc. (b)	554,500	19,157,975
British American Tobacco PLC	177,942	9,046,570
Imperial Tobacco Group PLC	68,700	2,646,891
Japan Tobacco, Inc.	122,400	3,626,178
Lorillard, Inc.	122,600	16,177,070
Philip Morris International, Inc.	58,700	5,122,162

Company	Shares	U.S. $ Value
Reynolds American, Inc.	130,700	$5,864,509

		61,641,355

		168,141,385

Industrials - 5.5%
Aerospace & Defense - 0.7%
Hexcel Corp. (a)	25,340	653,519
Precision Castparts Corp.	101,500	16,695,735
Safran SA	74,530	2,767,777

		20,117,031

Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	9,920	384,400
Kuehne & Nagel International AG	47,452	5,027,213
United Parcel Service, Inc. - Class B	55,800	4,394,808

		9,806,421

Airlines - 0.2%
Cathay Pacific Airways Ltd.	313,000	508,261
Delta Air Lines, Inc. (a)	378,100	4,140,195

		4,648,456

Building Products - 0.2%
Asahi Glass Co., Ltd.	340,000	2,293,708
Fortune Brands Home & Security, Inc. (a)	146,223	3,256,386
Simpson Manufacturing Co., Inc.	9,420	277,984

		5,828,078

Commercial Services & Supplies - 0.1%
Avery Dennison Corp.	14,610	399,437
Edenred	41,502	1,176,554
Serco Group PLC	310,364	2,606,448

		4,182,439

Construction & Engineering - 0.1%
Bouygues SA	122,481	3,286,606
Tutor Perini Corp.(a)	18,850	238,830

		3,525,436

Electrical Equipment - 0.9%
AMETEK, Inc.	13,810	689,257
Emerson Electric Co.	292,119	13,606,903
EnerSys (a)	6,760	237,073
General Cable Corp. (a)	17,400	451,356
Rockwell Automation, Inc.	111,400	7,359,084
Sumitomo Electric Industries Ltd.	221,000	2,753,854

		25,097,527

Industrial Conglomerates - 1.4%
Bidvest Group Ltd.	62,200	1,388,910
Carlisle Cos., Inc.	4,400	233,288
Danaher Corp.	469,000	24,425,520
General Electric Co. (b)	406,100	8,463,124
Jardine Matheson Holdings Ltd.	14,400	701,428

Company	Shares	U.S. $ Value
Keppel Corp., Ltd.	551,400	$4,517,352

		39,729,622

Machinery - 0.2%
Actuant Corp. - Class A	19,190	521,200
Gardner Denver, Inc.	9,060	479,365
IDEX Corp.	15,210	592,886
IHI Corp.	266,000	568,971
Joy Global, Inc.	9,520	540,070
Lincoln Electric Holdings, Inc.	10,470	458,481
Middleby Corp. (a)	5,070	505,023
Robbins & Myers, Inc.	10,640	444,965
Sauer-Danfoss, Inc.	5,640	197,005
Timken Co.	6,950	318,240
Valmont Industries, Inc.	4,790	579,446

		5,205,652

Marine - 0.0%
Kirby Corp. (a)	12,130	571,080

Professional Services - 0.8%
Advisory Board Co. (The) (a)	6,800	337,212
Bureau Veritas SA	49,457	4,399,719
Capita PLC	685,580	7,044,763
Hays PLC	1,823,349	2,105,820
Intertek Group PLC	191,950	8,041,908
Robert Half International, Inc.	23,550	672,824

		22,602,246

Road & Rail - 0.4%
Avis Budget Group, Inc. (a)	22,380	340,176
Con-way, Inc.	8,910	321,740
Genesee & Wyoming, Inc. - Class A (a)	8,440	445,970
Globaltrans Investment PLC (Sponsored GDR) (c)	38,280	689,040
Hertz Global Holdings, Inc. (a)	17,350	222,080
Localiza Rent a Car SA	50,800	767,627
Union Pacific Corp.	59,500	7,098,945

		9,885,578

Trading Companies & Distributors - 0.1%
Aircastle Ltd.	35,910	432,715
Mitsubishi Corp.	70,200	1,419,043
Mitsui & Co., Ltd.	71,500	1,062,479
MSC Industrial Direct Co., Inc. - Class A	6,640	435,252
United Rentals, Inc. (a)	17,270	587,871
WESCO International, Inc. (a)	3,590	206,604

		4,143,964

		155,343,530

Materials - 1.9%
Chemicals - 1.2%
Agrium, Inc. (Toronto)	27,600	2,446,074
Air Water, Inc.	28,000	339,496
DIC Corp.	208,000	405,698
Ferro Corp. (a)	50,090	240,432

Company	Shares	U.S. $ Value
Filtrona PLC	267,687	$2,007,899
Koninklijke DSM NV	64,286	3,169,264
LyondellBasell Industries NV	218,400	8,794,968
Orica Ltd.	49,586	1,263,043
Sherwin-Williams Co. (The)	105,425	13,952,999
Solutia, Inc.	5,010	140,530
Ube Industries Ltd./Japan	227,000	527,999

		33,288,402

Construction Materials - 0.0%
China Shanshui Cement Group Ltd.	856,000	586,053

Metals & Mining - 0.7%
Anglo American PLC	79,120	2,600,306
Commercial Metals Co.	26,210	331,295
Dowa Holdings Co., Ltd.	62,000	384,476
Exxaro Resources Ltd.	45,710	1,067,398
Goldcorp, Inc.	49,290	1,855,698
KGHM Polska Miedz SA	38,600	1,689,314
Kinross Gold Corp.	210,650	1,719,381
Reliance Steel & Aluminum Co.	6,300	318,150
Rio Tinto PLC	63,940	3,038,663
Steel Dynamics, Inc.	21,900	257,325
Vale SA (Sponsored ADR) (Local Preference Shares)	265,000	5,170,150
Xstrata PLC	42,251	531,239

		18,963,395

		52,837,850

Utilities - 1.6%
Electric Utilities - 0.7%
E.ON AG	121,650	2,628,749
Edison International	81,920	3,784,704
EDP - Energias de Portugal SA	845,380	1,999,838
Great Plains Energy, Inc.	19,130	409,573
NV Energy, Inc.	478,840	8,418,007
PNM Resources, Inc.	27,110	529,729
Portland General Electric Co.	18,360	489,478

		18,260,078

Gas Utilities - 0.0%
Atmos Energy Corp.	14,710	515,880
UGI Corp.	17,080	502,664

		1,018,544

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	257,013	2,737,144

Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	291,000	6,014,970
Consolidated Edison, Inc.	200,300	12,456,657
DTE Energy Co.	46,500	2,758,845
National Grid PLC	181,900	1,927,782
Veolia Environnement SA	51,430	651,266

		23,809,520

		45,825,286

Company	Shares	U.S. $ Value
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. (b)	247,100	$8,811,586
CenturyLink, Inc. (b)	274,600	10,843,954
Nippon Telegraph & Telephone Corp.	117,100	5,460,433
Telecom Italia SpA (ordinary shares)	3,665,406	3,621,938
tw telecom, Inc. (a)	19,640	503,962
Vivendi SA	110,771	2,058,221

		31,300,094

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV (ADR)	77,780	2,026,947
NTT DoCoMo, Inc.	358	595,713
Vodafone Group PLC	1,642,230	4,615,907

		7,238,567

		38,538,661

Total Common Stocks (cost $1,806,759,752)		1,871,633,762

WARRANTS - 0.7%
Financials - 0.3%
Commercial Banks - 0.0%
Punjab National Bank Ltd., Merrill Lynch Intl & Co., expiring 7/07/15 (a)	20,700	300,850

Consumer Finance - 0.1%
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a) (c)	318,066	3,031,105

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a) (c)	505,350	5,932,961

		9,264,916

Information Technology - 0.1%
IT Services - 0.1%
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	147,393	3,385,544

Consumer Staples - 0.1%
Tobacco - 0.1%
KT&G Corp., Macquarie Bank Ltd., expiring 1/30/15 (a)	36,700	2,601,292

Industrials - 0.1%
Construction & Engineering - 0.1%
Larsen & Toubro Ltd., Deutsche Bank AG London, expiring 1/24/17 (a) (c)	59,760	1,501,368

Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a)	228,830	312,399

		1,813,767

Company	Shares	U.S. $ Value
Materials - 0.1%
Chemicals - 0.1%
OCI Co., Ltd., Macquarie Bank Ltd., expiring 1/30/15 (a)	9,180	$1,806,992

Health Care - 0.0%
Pharmaceuticals - 0.0%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (a) (c)	60,479	584,130

Consumer Discretionary - 0.0%
Auto Components - 0.0%
Bharat Forge Ltd., Merrill Lynch Intl & Co., expiring 5/03/16 (a)	35,160	189,692

Total Warrants (cost $22,479,966)		19,646,333

	Contracts
OPTIONS PURCHASED - PUTS - 0.5%
Options on Equity Indices - 0.5%
DAX Index Expiration: Sep 2012, Exercise Price: EUR 6,100.00 (a) (d)	4,925	5,000,090
S&P 500 Index Expiration: Jul 2012, Exercise Price: $ 1,275.00 (a) (e)	3,005	773,787
S&P 500 Index Expiration: Sep 2012, Exercise Price: $ 1,275.00 (a) (e)	3,519	7,389,900
STOXX Europe Mid 200 Index Expiration: Dec 2012, Exercise Price: EUR 225.00 (a) (f)	82,760	1,068,274

Total Options Purchased - Puts (cost $40,158,479)		14,232,051

	Shares
INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
Vanguard MSCI Emerging Markets ETF (cost $2,206,984)	58,350	2,331,082

SHORT-TERM INVESTMENTS - 33.0%
Investment Companies - 32.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.14% (g) (cost $924,837,154)	924,837,154	924,837,154

	Principal Amount (000)
U.S. TREASURY BILLS - 0.1%
U.S. Treasury Bill
Zero Coupon, 10/04/12	$800	799,711

	Principal Amount (000)	U.S. $ Value
Zero Coupon, 8/09/12-8/16/12	$2,000	$1,999,788

Total U.S. Treasury Bills (cost $2,799,499)		2,799,499

Total Short-Term Investments (cost $927,636,653)		927,636,653

Total Investments - 101.0% (cost $2,799,241,834) (h)		2,835,479,881
Other assets less liabilities – (1.0)%		(29,439,154)

Net Assets – 100.0%		$2,806,040,727

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Bond 30 Yr Futures	93	September 2012	$13,663,891	$13,761,094	$97,203
U.S. T-Note 10 Yr Futures	699	September 2012	92,662,362	93,229,125	566,763
Sold Contracts
ASX SPI 200 Index Futures	18	September 2012	1,892,857	1,868,552	24,305
Euro Stoxx 50 Index Futures	1,811	September 2012	48,775,325	51,680,520	(2,905,195)
FTSE 100 Index Futures	63	September 2012	5,508,708	5,449,407	59,301
MSCI Emerging Market Mini Futures	150	September 2012	7,084,530	7,085,250	(720)
Russell 2000 Mini Index Futures	87	September 2012	6,653,835	6,919,980	(266,145)
S&P 500 E Mini Index Futures	1,224	September 2012	82,581,335	83,011,680	(430,345)
S&P Midcap 400 E Mini Index	94	September 2012	8,707,041	8,831,300	(124,259)
S&P TSE 60 Index Futures	3	September 2012	395,386	389,785	5,601
Topix Index Futures	32	September 2012	2,996,146	3,078,501	(82,355)

					$(3,055,846)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America NA:
Euro settling 8/14/12	35,702	$45,256,926	$45,197,196	$(59,730)
Swiss Franc settling 8/14/12	13,716	14,489,447	14,465,279	(24,168)
Barclays Bank PLC Wholesale:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Japanese Yen settling 8/14/12	2,185,945	$27,541,352	$27,362,568	$(178,784)
New Zealand Dollar settling 8/14/12	14,519	11,351,971	11,589,324	237,353
Citibank NA:
Australian Dollar settling 8/14/12	24,774	24,806,751	25,256,258	449,507
Credit Suisse London Branch (GFX):
Canadian Dollar settling 8/14/12	13,562	13,505,278	13,308,592	(196,686)
Swiss Franc settling 8/14/12	12,564	13,144,872	13,250,347	105,475
Deutsche Bank AG London:
Great British Pound settling 8/14/12	25,983	41,503,507	40,688,936	(814,571)
Japanese Yen settling 8/14/12	1,743,905	21,875,376	21,829,332	(46,044)
Swiss Franc settling 8/14/12	10,246	11,115,426	10,805,719	(309,707)
Goldman Sachs International:
Australian Dollar settling 8/14/12	35,908	36,404,967	36,606,996	202,029
Japanese Yen settling 8/14/12	1,885,507	23,682,811	23,601,835	(80,976)
Norwegian Krone settling 8/14/12	149,520	25,573,400	25,097,262	(476,138)
Royal Bank of Canada:
Canadian Dollar settling 8/14/12	35,435	34,756,109	34,772,892	16,783
State Street Bank & Trust Co.:
Great British Pound settling 8/14/12	2,415	3,783,194	3,781,849	(1,345)
Swedish Krona settling 8/14/12	188,377	27,425,982	27,190,071	(235,911)
Sale Contracts:
Barclays Bank PLC Wholesale:
Euro settling 8/14/12	2,725	3,569,330	3,449,732	119,598
Citibank NA:
Australian Dollar settling 8/14/12	9,733	9,481,207	9,922,465	(441,258)
Euro settling 8/14/12	49,504	62,983,395	62,669,935	313,460
Great British Pound settling 8/14/12	22,023	34,768,591	34,487,643	280,948
Credit Suisse London Branch (GFX):
Canadian Dollar settling 8/14/12	16,380	16,311,492	16,073,937	237,555
Euro settling 8/14/12	105,996	137,562,927	134,186,377	3,376,550
Swiss Franc settling 8/14/12	75,561	79,986,637	79,688,752	297,885
Deutsche Bank AG London:
Japanese Yen settling 8/14/12	2,646,408	33,196,287	33,126,414	69,873
Goldman Sachs International:
Australian Dollar settling 8/14/12	44,758	44,089,763	45,629,272	(1,539,509)
Great British Pound settling 8/14/12	11,267	18,164,657	17,643,930	520,727
HSBC Bank USA:
Great British Pound settling 8/14/12	2,697	4,191,435	4,223,456	(32,021)
Royal Bank of Canada:
Canadian Dollar settling 8/14/12	34,114	33,508,090	33,476,575	31,515
Royal Bank of Scotland PLC:
Canadian Dollar settling 8/14/12	14,883	14,548,103	14,604,909	(56,806)
Standard Chartered Bank:
Australian Dollar settling 8/14/12	6,191	6,112,374	6,311,516	(199,142)
State Street Bank & Trust Co.:
Euro settling 8/14/12	5,445	6,839,791	6,893,136	(53,345)
Swedish Krona settling 8/14/12	13,316	1,863,290	1,922,013	(58,723)
UBS AG:
Euro settling 8/14/12	31,263	39,573,867	39,577,613	(3,746)
Swiss Franc settling 8/14/12	6,006	6,373,428	6,334,096	39,332
Westpac Banking Corp:
New Zealand Dollar settling 8/14/12	14,519	11,054,404	11,589,324	(534,920)

				$955,060

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	U.S. $ Value
DAX Index (d)	4,925	EUR	5,100.00	September 2012	$(794,654)
STOXX Europe Mid 200 Index (f)	82,760		190.00	December 2012	(366,565)
S&P 500 Index (e)	3,519		$1,075.00	September 2012	(1,319,625)

(premium received $9,223,702)					$(2,480,844)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $111,574,883.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate market value of these securities amounted to $28,788,241 or 1.0% of net assets.
(d)	One contract relates to 5 shares.
(e)	One contract relates to 100 shares.
(f)	One contract relates to 50 shares.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $176,835,324 and gross unrealized depreciation of investments was $(140,597,277), resulting in net unrealized appreciation of $36,238,047.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

EUR	-	Euro

Glossary:

ADR	-	American Depositary Receipt
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

COUNTRY BREAKDOWN *

June 30, 2012 (unaudited)

70.0%	United States
9.1%	United Kingdom
3.5%	Japan
2.0%	Hong Kong
1.9%	France
1.8%	Brazil
1.6%	Switzerland
1.2%	South Korea
1.1%	Canada
1.1%	China
1.1%	Germany
0.8%	India
0.7%	Russia
0.6%	Singapore
3.5%	Other

100.0%	Total Investments

*	All data are as of June 30, 2012. The Portfolio's country breakdown is expressed as a percentage of long-term investments and may vary over time. "Other" country weightings represent 0.4% or less in the following countries: Australia, Belgium, Czech Republic, Indonesia, Italy, Luxembourg, Mexico, Netherlands, Norway, Poland, Portugal, South Africa, Spain, Sri Lanka, Taiwan, Thailand and Turkey.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$288,102,411		$70,625,337		$	– 0	–	$358,727,748
Information Technology	284,981,903		31,470,740			– 0	–	316,452,643
Health Care	244,741,624		19,299,960			– 0	–	264,041,584
Financials	142,439,790		106,268,916			– 0	–	248,708,706
Energy	161,389,698		61,626,671			– 0	–	223,016,369
Consumer Staples	130,817,176		37,324,209			– 0	–	168,141,385
Industrials	103,672,716		51,670,814			– 0	–	155,343,530
Materials	30,056,852		22,780,998			– 0	–	52,837,850
Utilities	38,617,651		7,207,635			– 0	–	45,825,286
Telecommunication Services	22,186,449		16,352,212			– 0	–	38,538,661
Warrants	– 0	–	– 0	–		19,646,333		19,646,333
Options Purchased - Puts	– 0	–	14,232,051			– 0	–	14,232,051
Investment Companies	2,331,082		– 0	–		– 0	–	2,331,082
Short-Term Investments:
Investment Companies	924,837,154		– 0	–		– 0	–	924,837,154
U.S. Treasury Bills	– 0	–	2,799,499			– 0	–	2,799,499

Total Investments in Securities	2,374,174,506		441,659,042+			19,646,333		2,835,479,881
Other Financial Instruments* :
Assets:
Futures Contracts	753,173		– 0	–		– 0	–	753,173
Forward Currency Exchange Contracts	– 0	–	6,298,590			– 0	–	6,298,590
Liabilities:
Futures Contracts	(3,809,019)		– 0	–		– 0	–	(3,809,019)
Forward Currency Exchange Contracts	– 0	–	(5,343,530)			– 0	–	(5,343,530)
Put Options Written	– 0	–	(2,480,844)			– 0	–	(2,480,844)

Total	$2,371,118,660		$440,133,258			$19,646,333		$2,830,898,251

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio's foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Energy			Warrants			Total
Balance as of 9/30/11		$920,894		$	– 0	–	$920,894
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		(1,047,054)		(1,047,054)
Change in unrealized appreciation/depreciation		– 0	–		(1,121,628)		(1,121,628)
Purchases		– 0	–		13,696,272		13,696,272
Sales		– 0	–		(3,239,522)		(3,239,522)
Transfers in to Level 3		– 0	–		11,358,265		11,358,265
Transfers out of Level 3		(920,894)			– 0	–	(920,894)

Balance as of 6/30/12	$	– 0	–		$19,646,333		$19,646,333

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12	$	– 0	–		$(1,121,628)		$(1,121,628)

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 66.8%
Long-Term Municipal Bonds - 63.0%
Alabama - 0.5%
Alabama Pub Sch & Clg Auth
Series 2010A
5.00%, 5/01/19	$3,255	$3,958,113
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/24	3,650	4,208,267

		8,166,380

Arizona - 3.8%
Maricopa Cnty AZ CCD GO
4.00%, 7/01/16	8,440	9,505,297
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/24	5,305	6,009,398
Pima Cnty AZ Swr
Series 2011B
5.00%, 7/01/23-7/01/24	6,585	7,687,726
AGM
5.00%, 7/01/18-7/01/19	10,035	11,935,819
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2011A
5.00%, 12/01/24	23,120	28,088,719

		63,226,959

Arkansas - 0.7%
Arkansas GO (Arkansas Federal Hwy Grant)
4.00%, 8/01/12	12,275	12,309,002

California - 3.3%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13 (a)	15,815	16,432,892
Series 2010L
5.00%, 5/01/17	7,675	9,152,591
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	8,470	8,888,841
Series 2009A
5.25%, 7/01/21	7,255	8,707,233
California Statewide CDA (California General Fund Obl)
4.00%, 6/15/13	4,125	4,267,230
Series 2009
5.00%, 6/15/13	4,410	4,603,599
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009C-2
5.00%, 5/01/25	1,025	1,153,945
Series C
5.00%, 5/01/19	730	871,051
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	680	819,543

		54,896,925

	Principal Amount (000)	U.S. $ Value
Colorado - 1.7%
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.25%, 11/15/18	$13,135	$15,415,499
5.50%, 11/15/19	4,375	5,249,081
Series 2010 A
5.00%, 11/15/23	300	349,128
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/20	2,875	3,110,146
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 7/15/20	2,000	2,263,660
5.125%, 1/15/23	2,000	2,208,060

		28,595,574

District of Columbia - 0.7%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/17-10/01/18	9,895	11,524,806

Florida - 7.5%
Broward Cnty FL Half-cent Sales Tax
Series 2010A
5.00%, 10/01/18-10/01/20	8,235	9,913,930
Broward Cnty FL Sch Brd COP
5.00%, 7/01/20	7,250	8,452,412
Citizens Ppty Ins Corp. FL
5.25%, 6/01/17	2,855	3,249,218
Series 2010A
5.00%, 6/01/13-6/01/16	16,485	17,539,100
NPFGC Series A
5.00%, 3/01/15	80	86,977
Florida Brd of Ed Lottery
4.00%, 7/01/12	12,410	12,410,000
5.00%, 7/01/13	12,825	13,417,130
Series 2010 C
5.00%, 7/01/16	300	347,319
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	5,430	6,206,219
Florida St (Florida GO)
Series 2011B
5.00%, 6/01/13	2,665	2,779,435
Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010 B
5.00%, 10/01/13	1,535	1,618,228
Jacksonville FL Elec Auth
Series 2011-23
5.00%, 10/01/13	2,835	2,999,628
Jacksonville FL Sales Tax
5.00%, 10/01/21	2,500	2,927,150
Jacksonville FL Spl Rev Appropriation
5.00%, 10/01/18-10/01/19	15,170	18,293,493
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)

	Principal Amount (000)	U.S. $ Value
Series 2011A
5.625%, 10/01/26	$2,470	$2,755,853
AGM Series A
5.50%, 10/01/18-10/01/19	7,425	8,666,064
Miami-Dade Cnty FL Sch Brd COP
Series 2011A
5.00%, 5/01/31	6,675	7,079,572
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (b)	1,775	1,875,359
Tampa FL Solid Wst Sys
4.00%, 10/01/12	3,840	3,868,109
AGM
4.00%, 10/01/13	1,070	1,109,815

		125,595,011

Georgia - 1.4%
Georgia Mun Elec Auth
Series 2011A
5.00%, 1/01/20-1/01/21	8,880	10,631,959
Monroe Cnty GA Dev Auth (Oglethorpe Power Corp.)
2.50%, 1/01/38	11,845	11,983,349
Richmond County Board of Education
5.00%, 10/01/15	1,615	1,836,433

		24,451,741

Hawaii - 1.1%
Honolulu HI City & Cnty GO
Series 2011A
5.00%, 8/01/24	5,800	6,980,764
Series 2011B
5.00%, 8/01/24-8/01/25	10,205	12,210,308

		19,191,072

Illinois - 4.8%
Chicago IL GO
Series 2009 C
5.00%, 1/01/23	1,785	2,023,315
NPFGC Series 2007C
5.00%, 1/01/19	3,915	4,531,495
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
Series 2010D
5.25%, 1/01/19	2,285	2,657,752
Series 2011A
5.00%, 1/01/18-1/01/19	6,670	7,825,518
Series 2011B
5.00%, 1/01/18-1/01/21	6,700	7,883,316
NPFGC Series 2005B
5.25%, 1/01/18	2,450	2,923,806
Chicago IL Transit Auth Fed Hwy Grant (Chicago IL Fed Hwy Grant)
AGC
5.00%, 6/01/21	4,685	5,247,528
Illinois Finance Auth (Greenfields of Geneva)
Series 2010C

	Principal Amount (000)	U.S. $ Value
6.25%, 2/15/16	$1,645	$1,646,184
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/20	1,730	1,760,535
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	2,055	2,055,041
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	1,765	1,779,332
Illinois GO
5.00%, 8/01/18	9,425	10,637,055
Series 2007 B
5.00%, 1/01/13	805	822,187
Series 2010
5.00%, 1/01/18	160	179,350
AMBAC
5.00%, 11/01/15	6,905	7,595,500
NPFGC
5.375%, 4/01/16	3,540	3,979,137
Illinois Sales Tax
5.00%, 6/15/13-6/15/18	14,755	16,895,871

		80,442,922

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	2,125	1,459,918

Kentucky - 0.1%
Kentucky Prop & Bldg Comm (Kentucky Lease Prop & Bldg)
4.00%, 11/01/13	1,830	1,914,052

Louisiana - 0.7%
Orleans Parish LA Par SD GO
AGM
5.00%, 9/01/17-9/01/19	9,705	11,315,906

Massachusetts - 3.0%
Massachusetts Dev Fin Agy (Emerson College)
Series 2010A
5.00%, 1/01/17-1/01/18	4,615	5,228,623
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/18-1/01/20	7,985	9,330,772
Massachusetts GO
5.25%, 1/01/17 (Pre-refunded/ETM)	1,475	1,510,857
Series 02C
5.25%, 11/01/30 (Pre-refunded/ETM)	1,640	1,666,814
Series 2002D
5.375%, 8/01/19 (Pre-refunded/ETM)	1,530	1,535,692
Series 2011A
5.00%, 4/01/25	8,750	10,427,025
AGM
5.25%, 11/01/30 (Pre-refunded/ETM)	3,290	3,343,791
Massachusetts Port Auth

	Principal Amount (000)	U.S. $ Value
Series 2010E
5.00%, 7/01/13	$2,000	$2,079,940
Massachusetts Spl Obl (Massachusetts Fed Hwy Grant)
5.00%, 6/15/13	14,090	14,720,950

		49,844,464

Michigan - 2.4%
Detroit MI Wtr Supply Sys
Series 2011C
5.25%, 7/01/24-7/01/25	9,390	10,085,329
Michigan Finance Authority (Michigan Unemployment)
Series 2011B
5.00%, 7/01/22	17,180	19,585,544
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
Series 2010A
4.00%, 12/01/13	7,590	7,908,021
Series 2010C
5.00%, 12/01/13	3,410	3,612,724

		41,191,618

Minnesota - 1.8%
Minnesota GO
5.00%, 8/01/12 (Pre-refunded/ETM)	20,000	20,069,800
Minnesota Pub Fac Auth (Minnesota SRF)
Series 2010 C
4.00%, 3/01/13	7,020	7,196,062
Series 2010A
5.00%, 3/01/13	2,400	2,475,912

		29,741,774

Mississippi - 1.3%
Mississippi Dev Bank (Mississippi Lease Dept of Corrections)
5.00%, 8/01/22-8/01/23	18,635	21,264,037

Missouri - 1.6%
Bi-State Dev Agy MO (St. Louis MO City & Cnty Sales Tax)
Series 2010B
4.00%, 10/15/13	18,620	19,319,926
St. Louis MO Arpt (Lambert- St. Louis Intl Arpt)
NPFGC
5.50%, 7/01/16	5,980	6,897,750

		26,217,676

Nebraska - 0.5%
Omaha NE Pub Pwr Dist Elec
Series 2011B
5.00%, 2/01/24	6,420	7,755,938

Nevada - 0.8%
Clark Cnty NV Arpt (McCarran Airport)

	Principal Amount (000)	U.S. $ Value
Series 2010 D
5.00%, 7/01/21-7/01/22	$1,010	$1,176,706
Clark Cnty NV SD GO
NPFGC Series 2006C
5.00%, 6/15/21	4,285	4,837,722
NPFGC-RE Series 2005 A
5.00%, 6/15/18	210	234,331
NPFGC-RE Series 2005B
5.00%, 6/15/20	6,875	7,603,887

		13,852,646

New Jersey - 3.2%
Hudson Cnty NJ Impt Auth (Hudson Cnty NJ GO)
Series 2010B
5.00%, 1/01/13	15,275	15,591,956
New Jersey ED Fac Auth (Princeton Univ)
Series 2010B
5.00%, 7/01/12	4,525	4,525,000
New Jersey EDA (New Jersey Lease Sch Fac)
5.00%, 3/01/17	1,510	1,760,086
Series 2010DD-1
5.00%, 12/15/17	4,685	5,520,382
Series 2011EE
5.00%, 9/01/18	4,940	5,876,081
5.25%, 9/01/19	2,630	3,179,618
AMBAC Series 2005 K
5.50%, 12/15/19	1,880	2,322,740
New Jersey Env Infra Trust
3.00%, 9/01/12	2,230	2,239,879
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.00%, 1/01/26	11,070	13,262,524

		54,278,266

New York -2.2%
Metropolitan Trnsp Auth NY
Series 2012D
5.00%, 11/15/20 (c)	14,435	17,058,417
New York NY GO
5.00%, 8/01/13-8/01/17	19,115	20,932,763

		37,991,180

Ohio - 0.8%
Cleveland OH COP
Series 2010A
5.00%, 11/15/17	3,000	3,382,050
Columbus OH GO
4.00%, 6/01/13	4,875	5,042,944
Toledo OH City Svcs Spl Assmt Notes
Series 2010
4.125%, 12/01/12	4,450	4,487,914

		12,912,908

	Principal Amount (000)	U.S. $ Value
Oregon - 0.6%
Oregon Dept of Admin Svc COP (Oregon Lottery)
Series 2011A
5.25%, 4/01/26	$5,930	$7,151,105
Portland OR Swr Sys
4.00%, 3/01/13	2,445	2,505,514

		9,656,619

Pennsylvania - 3.6%
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.00%, 2/01/16-8/01/18	6,345	7,369,592
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	5,475	5,516,829
Pennsylvania GO
Series 2006
5.00%, 3/01/13	1,245	1,284,292
NPFGC-RE
5.00%, 7/01/13	16,560	17,344,944
Pennsylvania Intergov Coop Auth
Series 2010
5.00%, 6/15/16-6/15/17	7,000	8,286,900
Pennsylvania Turnpike Comm
Series 2011E
5.00%, 12/01/25-12/01/26	13,665	15,942,579
Philadelphia PA GO
5.25%, 8/01/17	2,285	2,629,555
Philadelphia PA Wtr & Wstwtr
AGM Series 2010A
5.00%, 6/15/19	2,500	2,991,150

		61,365,841

Puerto Rico - 2.9%
Commonwealth of Puerto Rico
Series 2002A
5.50%, 7/01/18	2,450	2,737,900
Puerto Rico Elec Pwr Auth
Series 2010AAA
5.25%, 7/01/21	8,775	9,817,645
Series 2010ZZ
5.00%, 7/01/17	4,525	5,052,479
5.25%, 7/01/19	4,000	4,525,920
Series W
5.50%, 7/01/17	3,240	3,693,244
Puerto Rico GO
5.25%, 7/01/14	1,760	1,884,186
Series A
5.00%, 7/01/30 (Pre-refunded/ETM)	2,450	2,450,000
NPFGC
6.00%, 7/01/14	6,210	6,738,968
XLCA
5.50%, 7/01/17	1,010	1,131,150
Puerto Rico Hwy & Trnsp Auth
5.50%, 7/01/17 (Pre-refunded/ETM)	825	1,014,263

	Principal Amount (000)	U.S. $ Value
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
NPFGC Series 2003AA
5.50%, 7/01/17	$555	$621,572
Puerto Rico Infra Fin Auth
Series 2011C
3.00%, 12/15/26	6,200	6,243,586
Puerto Rico Public Buildings Authority (Puerto Rico GO)
Series 2012U
5.00%, 7/01/20	2,760	2,952,979

		48,863,892

South Carolina - 0.1%
Renewable Water Resource Sew Sys SC
Series 2010A
5.00%, 1/01/13	2,500	2,558,350

Tennessee - 0.5%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
4.00%, 7/01/13	1,575	1,619,636
5.00%, 7/01/15-7/01/16	5,985	6,647,672

		8,267,308

Texas - 5.3%
Austin TX Wtr & Wstwtr Sys
5.00%, 11/15/25-11/15/26	11,990	14,323,440
Dallas TX ISD GO
4.00%, 2/15/13	2,075	2,122,870
Fort Bend TX ISD GO
Series 2010
5.00%, 8/15/21	5,205	6,364,310
Hurst-Euless-Bedford TX ISD GO
5.00%, 8/15/20-8/15/24	10,525	12,851,712
Katy TX ISD GO
Series 2010 A
4.00%, 2/15/13	1,200	1,227,684
Red River TX Hlth Facs Dev Corp. (MRC Crestview Proj)
6.00%, 11/15/16	1,825	1,858,452
San Antonio TX GO
Series 2010
5.00%, 2/01/23	650	779,305
Texas PFA (Texas Workforce Commission)
Series 2010B
5.00%, 1/01/20	27,580	28,788,832
Texas St Univ Sys
Series 2010B
5.00%, 3/15/13	1,000	1,033,290
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42	8,170	8,200,964
Univ of Texas
Series 2010A

	Principal Amount (000)	U.S. $ Value
5.00%, 8/15/22	$9,755	$11,826,767

		89,377,626

Virginia - 1.3%
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
Series 2008A
5.00%, 2/01/13	4,130	4,242,584
Series F-1
5.00%, 2/01/13	1,725	1,772,024
Virginia Commonwealth Transportation Board (Virginia Lease Trnsp Fund)
5.00%, 5/15/15	1,770	1,991,126
Virginia Pub Bldg Auth (Virginia Lease Pub Fac)
5.00%, 8/01/13	5,660	5,943,283
Virginia Resources Auth (Virginia SRF)
Series 2012A
5.00%, 11/01/15-11/01/16	6,565	7,585,993

		21,535,010

Washington - 4.6%
Chelan Cnty WA PUD #1
Series 2011A
5.25%, 7/01/22	7,835	9,303,201
Series 2011B
5.50%, 7/01/23	5,540	6,609,663
Clark Cnty WA PUD #1
5.00%, 1/01/21	11,835	13,643,388
Energy Northwest WA (Bonneville Power Admin)
Series 2007C
5.00%, 7/01/13	2,130	2,230,728
Series 2011A
5.00%, 7/01/23	11,390	13,843,520
Series 2012A
5.00%, 7/01/13	3,750	3,927,337
Port of Seattle WA
5.00%, 2/01/20	4,430	5,146,508
Series 2010C
5.00%, 2/01/22	5,490	6,327,829
Port of Seattle WA PFC (Port of Seattle WA)
Series 2010B
5.00%, 12/01/13	4,370	4,622,804
Seattle WA GO
Series 2010
4.00%, 8/01/12	1,250	1,253,463
Snohomish Cnty WA PUD #1
Series 2010A
5.00%, 12/01/19	5,415	6,615,451
Washington St GO
Series 2010 E
5.00%, 2/01/13	1,065	1,094,341
Series 2010R-2011C

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/13	$3,325	$3,482,605

		78,100,838

Wisconsin - 0.1%
Milwaukee Cnty WI Arpt (Milwaukee General Mitchell Intl Arpt)
Series 2010B
5.00%, 12/01/13	1,000	1,057,270

Total Long-Term Municipal Bonds (cost $1,007,869,859)		1,058,923,529

Short-Term Municipal Notes - 3.8%
Alabama - 0.1%
Mobile County Industrial Development Authority (Exxon Mobil Corp.)
0.13%, 7/15/32 (d)	1,200	1,200,000

California - 0.2%
California Infra & Eco Dev Bk (J Paul Getty Trust)
Series 2010A-2
0.12%, 10/01/47 (d)	2,500	2,500,000

Connecticut - 0.1%
Connecticut State Health & Educational Facility Authority (Yale Univ)
2001V-1
0.14%, 7/01/36 (d)	2,500	2,500,000

Illinois - 0.1%
Chicago IL Brd of ED GO
Series 2010A
0.18%, 3/01/35 (d)	1,300	1,300,000

Kansas - 0.0%
Wichita KS Hosp Fac (Christi Hlth System)
Series 2009 B-2
0.17%, 11/15/39 (d)	100	100,000

Kentucky - 0.1%
Christian Cnty KY Assoc Cntys Lsng Trst (Kentucky Cntys Assn Lease Prog)
0.17%, 8/01/37 (d)	1,085	1,085,000
Kentucky Econ Dev Fin Auth (Baptist Healthcare Sys)
0.17%, 8/15/38 (d)	1,200	1,200,000

		2,285,000

Mississippi - 1.9%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
0.15%, 11/01/35 (d)	5,000	5,000,000
Series 2009 B
0.15%, 12/01/30 (d)	4,000	4,000,000
Series 2009E

	Principal Amount (000)	U.S. $ Value
0.14%, 12/01/30 (d)	$3,200	$3,200,000
Series 2011C
0.15%, 11/01/35 (d)	20,000	20,000,000

		32,200,000

New Jersey - 0.3%
New Jersey EDA (Exxon Mobil Corp.)
0.03%, 4/01/22 (d)	5,250	5,250,000

South Dakota - 0.0%
South Dakota Hlth & Edl Facs Auth (Regional Health)
Series 2008
0.17%, 9/01/27 (d)	795	795,000

Texas - 0.7%
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
0.14%, 11/01/38 (d)	3,925	3,925,000
Lower Neches Valley Authority Industrial Development Corp (Exxon Mobil Corp.)
0.14%, 11/01/38 (d)	4,700	4,700,000
Series A
0.13%, 11/01/29 (d)	3,350	3,350,000

		11,975,000

Wyoming - 0.3%
County of Lincoln (Exxon Mobil Corp.)
0.14%, 8/01/15 (d)	1,300	1,300,000
County of Sublette (Exxon Mobil Corp.)
0.14%, 11/01/14 (d)	3,300	3,300,000

		4,600,000

Total Short-Term Municipal Notes (cost $64,705,000)		64,705,000

Total Municipal Obligations (cost $1,072,574,859)		1,123,628,529

CORPORATES - INVESTMENT GRADES - 3.5%
Financial Institutions - 1.9%
Banking - 1.9%
Bank of America Corp.
7.375%, 5/15/14	5,665	6,092,334
Bank of New York Mellon Corp. (The)
1.70%, 11/24/14	5,663	5,758,410
Capital One Financial Corp.
2.125%, 7/15/14	2,790	2,813,751
Citigroup, Inc.
2.65%, 3/02/15	5,500	5,499,329
Ford Motor Credit Co. LLC
7.00%, 4/15/15	2,310	2,567,285

	Principal Amount (000)	U.S. $ Value
Goldman Sachs Group, Inc. (The)
5.50%, 11/15/14	$2,627	$2,774,535
JPMorgan Chase & Co.
1.875%, 3/20/15	6,360	6,355,084

		31,860,728

Industrial - 1.6%
Capital Goods - 0.4%
United Technologies Corp.
1.20%, 6/01/15	6,525	6,600,931

Communications - Telecommunications - 0.7%
AT&T, Inc.
5.10%, 9/15/14	5,377	5,870,749
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	5,600	5,994,979

		11,865,728

Consumer Cyclical - Automotive - 0.2%
Daimler Finance North America LLC
6.50%, 11/15/13	2,766	2,964,997

Industrial - 0.3%
Hewlett-Packard Co.
6.125%, 3/01/14	5,286	5,673,681

		27,105,337

Total Corporates - Investment Grades (cost $58,825,393)		58,966,065

INFLATION-LINKED SECURITIES - 0.5%
United States - 0.5%
U.S. Treasury Inflation Index
3.00%, 7/15/12 (TIPS) (cost $7,895,420)	7,876	7,878,680

	Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Options on Equity Indices - 0.2%
DAX Index Expiration: Sep 2012, Exercise Price: EUR 6,100.00 (e)(f)	1,139	1,156,366
S&P 500 Index Expiration: Jul 2012, Exercise Price: $ 1,275.00 (f)(g)	707	182,053
S&P 500 Index Expiration: Sep 2012, Exercise Price: $ 1,275.00 (f)(g)	831	1,745,100

Total Options Purchased (cost $9,034,926)		3,083,519

	Shares
INVESTMENT COMPANIES - 0.1%
Vanguard MSCI Emerging Markets ETF (cost $1,907,114)	53,140	2,122,943

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 27.3%
Investment Companies - 27.0%
AllianceBernstein Fixed-Income Shares, Inc. -
Government STIF Portfolio, 0.14% (h) (cost $453,797,849)	453,797,849	$453,797,849

	Principal Amount (000)
U.S. Treasury Bill - 0.3%
U.S. Treasury Bill
Zero Coupon, 8/02/12-8/23/12 (a) (cost $4,899,465)	$4,900	4,899,465

Total Short-Term Investments (cost $458,697,314)		458,697,314

Total Investments - 98.4% (cost $1,608,935,026) (i)		1,654,377,050
Other assets less liabilities - 1.6% (j)		27,593,317

Net Assets - 100.0%		$1,681,970,367

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	38	September 2012	$3,955,518	$3,944,721	$(10,797)
Euro Stoxx 50 Index Futures	194	September 2012	5,368,847	5,536,179	167,332
FTSE 100 Index Futures	106	September 2012	8,982,253	9,168,844	186,591
Hang Seng Index Futures	16	July 2012	1,944,512	2,005,581	61,069
MSCI Emerging Market Mini Futures	271	September 2012	12,246,840	12,800,685	553,845
Russell 2000 Mini Index Futures	75	September 2012	5,868,486	5,965,500	97,014
S&P 500 E Mini Index Futures	4,495	September 2012	294,395,790	304,850,900	10,455,110
S&P Mid Cap 400 E Mini Index Futures	79	September 2012	7,388,657	7,422,050	33,393
S&P TSE 60 Index Futures	36	September 2012	4,647,797	4,677,419	29,622
Topix Index Futures	94	September 2012	8,191,377	9,043,098	851,721
Sold Contracts
U.S. T-Bond 30 Yr Futures	477	September 2012	70,080,960	70,581,094	(500,134)
U.S. T-Note 2 Yr Futures	115	September 2012	25,331,187	25,321,563	9,624

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 5 Yr Futures	967	September 2012	$119,669,066	$119,877,781	$(208,715)
U.S. T-Note 10 Yr Futures	2,261	September 2012	299,707,239	301,560,875	(1,853,636)

					$9,872,039

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America NA:
Euro settling 8/14/12	7,048	$8,934,256	$8,922,465	$(11,791)
Swiss Franc settling 8/14/12	5,904	6,236,927	6,226,524	(10,403)
Citibank NA:
Australian Dollar settling 8/14/12	5,179	5,185,847	5,279,816	93,969
Credit Suisse London Branch (GFX):
Canadian Dollar settling 8/14/12	7,487	7,455,686	7,347,104	(108,582)
Great British Pound settling 8/14/12	9,339	14,678,480	14,624,715	(53,765)
Swiss Franc settling 8/14/12	4,193	4,548,413	4,422,056	(126,357)
Deutsche Bank AG London:
Great British Pound settling 8/14/12	1,061	1,677,282	1,661,508	(15,774)
Japanese Yen settling 8/14/12	1,105,542	13,867,812	13,838,622	(29,190)
Goldman Sachs International:
Australian Dollar settling 8/14/12	12,304	12,474,287	12,543,513	69,226
Great British Pound settling 8/14/12	8,125	13,099,125	12,723,612	(375,513)
Royal Bank of Canada:
Canadian Dollar settling 8/14/12	14,090	13,820,053	13,826,726	6,673
Sale Contracts
Citibank NA:
Australian Dollar settling 8/14/12	5,559	5,415,189	5,667,214	(252,025)
Euro settling 8/14/12	10,997	13,991,362	13,921,729	69,633
Great British Pound settling 8/14/12	13,129	20,727,278	20,559,791	167,487
Credit Suisse London Branch (GFX):
Euro settling 8/14/12	5,313	6,918,429	6,726,029	192,400
Swiss Franc settling 8/14/12	13,202	13,975,247	13,923,201	52,046
Goldman Sachs International:
Australian Dollar settling 8/14/12	8,705	8,575,035	8,874,454	(299,419)
Royal Bank of Canada:
Canadian Dollar settling 8/14/12	8,531	8,379,478	8,371,597	7,881
Royal Bank of Scotland PLC:
Canadian Dollar settling 8/14/12	8,675	8,479,795	8,512,906	(33,111)
UBS AG:
Euro settling 8/14/12	11,195	14,265,755	14,172,388	93,367
Swiss Franc settling 8/14/12	3,638	3,860,561	3,836,737	23,824

				$(539,424)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
DAX Index (e)(f)	1,139	EUR 5,100	September 2012	$(183,779)
S&P 500 Index (f)(g)	831	$ 1,075	September 2012	(311,625)

(premium received $2,007,028)				$(495,404)

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI Daily TR Gross Ex USA USD	163,959	0.37%	$26,033	5/15/13	Deutsche Bank AG	$(1,111,434)
Receive	MSCI Daily TR Gross Ex USA USD	77,432	0.66%	30,131	12/17/12	JPMorgan Chase Bank, NA	151,370

							$(960,064)

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $5,914,024.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the market value of this security amounted to $1,875,359 or 0.1% of net assets.
(c)	When-Issued or delayed delivery security.
(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	One contract relates to 5 shares.
(f)	Non-income producing security.
(g)	One contract relates to 100 shares.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $51,504,825 and gross unrealized depreciation of investments was $(6,062,801), resulting in net unrealized appreciation of $45,442,024.
(j)	An amount of U.S. $23,314,094 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2012.

As of June 30, 2012, the Fund held 7.5% of net assets in insured bonds (of this amount 2.7% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviations:

EUR	-	Euro

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
COP	-	Certificate of Participation
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFA	-	Public Finance Authority
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
SD	-	School District
SRF	-	State Revolving Fund
TIPS	-	Treasury Inflation Protected Security
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1		Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$	– 0 –	$1,051,584,520	$7,339,009	$1,058,923,529
Short-Term Municipal Notes		– 0 –	64,705,000	– 0 –	64,705,000
Corporates - Investment Grades		– 0 –	58,966,065	– 0 –	58,966,065
Inflation-Linked Securities		– 0 –	7,878,680	– 0 –	7,878,680
Options Purchased - Puts		– 0 –	3,083,519	– 0 –	3,083,519
Investment Companies		2,122,943	– 0 –	– 0 –	2,122,943
Short-Term Investments:
Investment Companies		453,797,849	– 0 –	– 0 –	453,797,849
U.S. Treasury Bills		– 0 –	4,899,465	– 0 –	4,899,465

Total Investments in Securities		455,920,792	1,191,117,249	7,339,009	1,654,377,050
Other Financial Instruments* :
Assets:
Futures Contracts		12,445,321	– 0 –	– 0 –	12,445,321
Forward Currency Exchange Contracts		– 0 –	776,506	– 0 –	776,506
Total Return Swap Contracts		– 0 –	151,370	– 0 –	151,370
Liabilities:
Futures Contracts		(2,573,282)	– 0 –	– 0 –	(2,573,282)
Forward Currency Exchange Contracts		– 0 –	(1,315,930)	– 0 –	(1,315,930)
Put Options Written		– 0 –	(495,404)	– 0 –	(495,404)
Total Return Swap Contracts		– 0 –	(1,111,434)	– 0 –	(1,111,434)

Total		$465,792,831	$1,189,122,357	$7,339,009	$1,662,254,197

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/11	$	– 0 –	$	– 0 –
Accrued discounts/(premiums)		10,950		10,950
Realized gain (loss)		– 0 –		– 0 –
Change in unrealized appreciation/depreciation		38,219		38,219
Purchases		1,825,000		1,825,000
Sales		– 0 –		– 0 –
Transfers in to Level 3		5,464,840		5,464,840
Transfers out of Level 3		– 0 –		– 0 –

Balance as of 6/30/12		$7,339,009		$7,339,009

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12		$38,219		$38,219

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 64.5%
Long-Term Municipal Bonds - 62.2%
California - 48.3%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	$4,680	$4,862,848
Series 2010L
5.00%, 5/01/17	5,410	6,451,533
Series 2011N
5.00%, 5/01/13	4,920	5,112,224
California DOT Fed Hwy Grant
NPFGC - RE Series A
5.00%, 2/01/14	1,300	1,393,197
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	1,670	1,752,582
Series 2009 A
5.00%, 7/01/17	2,115	2,512,091
Series A
5.00%, 7/01/20	2,600	3,113,890
5.25%, 7/01/12	3,595	3,595,000
AGM Series 2004A
5.25%, 7/01/13	1,930	2,025,438
NPFGC Series A
5.25%, 7/01/13	2,695	2,828,268
California GO
Series 2011A
5.00%, 10/01/20	1,500	1,794,870
NPFGC-RE
5.00%, 11/01/23	3,200	3,664,896
California Hlth Fac Fin Auth (Cedars-Sinai Med Ctr)
3.00%, 8/15/13	1,810	1,859,866
California Infra & Eco Dev Bk (Broad Collection)
Series 2011A
5.00%, 6/01/21	3,000	3,697,740
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.25%, 10/01/13	6,220	6,594,817
California Mun Fin Auth (UTS BioEnergy LLC)
Series 2011A-2
3.95%, 12/01/15 (a)	945	959,128
California Pub Wks Brd (Univ of California Lease)
5.00%, 12/01/23	3,215	3,866,970
Series 2010C1
5.00%, 3/01/21	1,500	1,788,555
California State Univ
Series 2011A
5.25%, 11/01/26	2,035	2,410,315
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	3,925	4,097,307

	Principal Amount (000)	U.S. $ Value
Chino Basin CA Reg Fin Auth (Inland Empire Utilities Agency)
Series 2010A
5.00%, 8/01/20-8/01/21	$7,430	$8,873,159
Contra Costa CA Wtr Dist
Series 2011P
4.00%, 10/01/13	3,715	3,886,261
Golden St Tobacco Sec CA
5.625%, 6/01/38 (Pre-refunded/ETM)	1,005	1,053,833
6.25%, 6/01/33 (Pre-refunded/ETM)	5,790	6,101,270
6.75%, 6/01/39 (Pre-refunded/ETM)	6,050	6,405,437
Series B
5.50%, 6/01/43 (Pre-refunded/ETM)	2,125	2,225,852
Livermore-Amador Vy Wtr CA
5.00%, 8/01/14	2,910	3,153,742
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
5.00%, 11/01/22	1,460	1,736,393
Long Beach CA Harbor
Series B
5.00%, 5/15/22	2,000	2,419,840
NPFGC-RE Series 1998A
6.00%, 5/15/18	3,305	4,051,071
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010A
5.00%, 5/15/25	1,500	1,737,090
Series 2010D
5.25%, 5/15/28	4,145	4,831,536
Los Angeles CA Harbor Dept
5.00%, 8/01/19	1,500	1,811,850
Los Angeles CA Lease Judgement Bds
Series 2010A
5.00%, 6/01/13	2,000	2,083,260
Los Angeles CA USD COP
5.00%, 12/01/13	3,205	3,399,255
AMBAC Series 2007A
5.00%, 10/01/16	105	119,065
Los Angeles CA USD GO
Series 2009KRY
4.00%, 7/01/12	1,300	1,300,000
Series 2010KRY
5.25%, 7/01/25	160	186,890
Series 2011A-1
4.00%, 7/01/14	3,090	3,306,949
AGM
5.00%, 7/01/23 (Pre-refunded/ETM)	3,500	3,664,080
AGM Series A
5.25%, 7/01/20 (Pre-refunded/ETM)	1,100	1,154,285
Los Angeles Cnty CA MTA Sales Tax
Series 2011A
4.00%, 7/01/13	1,485	1,540,272
Orange Cnty CA Santn COP
Series 2011A
3.00%, 8/01/13	2,050	2,110,557
4.00%, 8/01/14	3,095	3,330,715
Port of Oakland CA
NPFGC Series 2007A
5.00%, 11/01/13	1,815	1,910,106

	Principal Amount (000)	U.S. $ Value
Sacramento CA USD GO
5.00%, 7/01/25	$2,380	$2,666,933
San Diego CA CCD GO
5.00%, 8/01/26	3,440	4,075,850
San Diego CA Pub Fac Fin Auth (San Diego CA Swr)
5.00%, 5/15/21-5/15/22	7,310	8,753,356
San Diego Cnty CA Wtr Auth
5.00%, 5/01/24	3,250	3,889,567
Series 2011A
5.00%, 5/01/25	1,610	1,908,623
San Francisco CA Bay Area Rapid Transit (San Francisco City/Cnty CA Sales Tax)
5.00%, 7/01/27 (b)	2,000	2,331,700
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
4.00%, 5/01/13	3,000	3,081,750
Series 2009C-2
5.00%, 5/01/25	500	562,900
Series 2011B
4.00%, 5/01/13	1,660	1,707,742
Series 2011G
5.00%, 5/01/24	2,470	2,904,745
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	675	813,517
San Francisco City/Cnty CA Pub Util Wtr
Series 2011A
5.00%, 11/01/24	5,385	6,424,036
AGM Series 2006A
5.00%, 11/01/13	3,245	3,445,638
South Placer CA Wstwtr Auth
Series 2011C
5.25%, 11/01/22-11/01/24	8,675	10,215,288
Southern CA Pub Pwr Auth
4.00%, 7/01/13	3,285	3,405,921
5.00%, 7/01/13	2,515	2,632,400
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&p Pwr)
5.00%, 7/01/23	5,190	6,203,140
Univ of California
5.00%, 5/15/18	2,555	3,094,820
Upper Santa Clara Vy CA Jt Pwr
Series 2011A
5.00%, 8/01/25	1,790	2,136,759

		207,028,988

Colorado - 0.3%
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 7/15/22	1,150	1,268,117

Florida - 1.8%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/13-6/01/16	3,080	3,245,843
Series 2011A-1
5.00%, 6/01/19	2,035	2,299,286
Florida Brd of Ed Lottery

	Principal Amount (000)	U.S. $ Value
Series 2010 C
5.00%, 7/01/17	$150	$176,646
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	1,500	1,714,425
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (c)	445	470,160

		7,906,360

Georgia - 1.1%
Appling Cnty Dev Auth GA (Oglethorpe Power Corp.)
2.50%, 1/01/38	4,500	4,552,560

Illinois - 2.0%
Chicago IL O'Hare Intl Arpt (O'Hare Intl Arpt)
Series 2011B
5.00%, 1/01/19	4,390	5,170,191
Illinois Finance Auth (Greenfields of Geneva)
Series 2010C
6.25%, 2/15/16	490	490,353
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/18	550	569,277
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	505	505,010
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	440	443,573
Illinois GO
5.00%, 8/01/15	1,000	1,093,640
Series 2010
5.00%, 1/01/18	160	179,350

		8,451,394

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	600	412,212

Massachusetts - 2.2%
Massachusetts GO
Series 2011A
5.00%, 4/01/25	8,090	9,640,529

New Jersey - 1.5%
New Jersey EDA (New Jersey Cigarette Tax)
5.00%, 6/15/16	2,700	3,004,641
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/26	$2,735	$3,276,694

		6,281,335

Pennsylvania - 0.3%
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	1,335	1,345,199

Puerto Rico - 3.5%
Puerto Rico Elec Pwr Auth
Series 2007V V
5.50%, 7/01/20	1,150	1,319,441
Series 2010AAA
5.25%, 7/01/21	2,400	2,685,168
Series 2010ZZ
5.25%, 7/01/22	1,215	1,355,782
Puerto Rico GO
Series A
5.00%, 7/01/30 (Pre-refunded/ETM)	1,000	1,000,000
NPFGC
6.00%, 7/01/14	1,000	1,085,180
6.50%, 7/01/15	2,860	3,224,479
Puerto Rico Govt Dev Bank
5.00%, 12/01/12	100	101,692
Puerto Rico Pub Bldgs Auth
5.375%, 7/01/33 (Pre-refunded/ETM)	4,110	4,110,000

		14,881,742

Texas - 0.5%
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42	2,010	2,017,618

Washington - 0.6%
Port of Seattle WA
5.00%, 2/01/18	2,405	2,761,734

Total Long-Term Municipal Bonds (cost $253,792,880)		266,547,788

SHORT-TERM MUNICIPAL NOTES - 2.3%
California - 2.3%
California Mun Fin Auth (Chevron USA, Inc.)
Series 2010B
0.13%, 11/01/35 (d) (cost $10,000,000)	10,000	10,000,000

Total Municipal Obligations (cost $263,792,880)		276,547,788

CORPORATES - INVESTMENT GRADES - 3.5%
Financial Institutions - 1.9%
Banking - 1.6%
Capital One Financial Corp.
2.125%, 7/15/14	662	667,636
Citigroup, Inc.

	Principal Amount (000)	U.S. $ Value
5.50%, 4/11/13	$1,432	$1,472,493
Ford Motor Credit Co. LLC
7.00%, 4/15/15	677	752,403
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	1,408	1,463,233
JPMorgan Chase & Co.
1.875%, 3/20/15	1,000	999,227
Merrill Lynch & Co., Inc.
5.45%, 2/05/13	1,439	1,467,935

		6,822,927

Finance - 0.3%
General Electric Capital Corp.
2.15%, 1/09/15	1,485	1,510,025

		8,332,952

Industrial - 1.4%
Communications - Telecommunications - 0.3%
Verizon Communications, Inc.
4.35%, 2/15/13	1,400	1,432,413

Consumer Cyclical - Automotive - 0.2%
Daimler Finance North America LLC
6.50%, 11/15/13	824	883,282

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
1.25%, 2/27/15	760	761,892

Industrial - 0.3%
Hewlett-Packard Co.
6.125%, 3/01/14	1,372	1,472,624

Technology - 0.4%
International Business Machines Corp.
0.55%, 2/06/15	1,515	1,505,169

		6,055,380

Utility - 0.2%
Electric - 0.2%
Exelon Generation Co. LLC
5.35%, 1/15/14	700	741,472

Total Corporates - Investment Grades (cost $15,029,427)		15,129,804

AGENCIES - 2.5%
Other - 2.5%
Federal Home Loan Banks
1.75%, 8/22/12 (cost $10,646,690)	10,630	10,653,599

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.2%
Options on Equity Indices - 0.2%
DAX Index	290	$294,421
Expiration: Sep 2012, Exercise Price: EUR 6,100.00 (e) (f)
S&P 500 Index
Expiration: Jul 2012, Exercise Price: $ 1,275.00 (e) (g)	180	46,350
S&P 500 Index
Expiration: Sep 2012, Exercise Price: $ 1,275.00 (e) (g)	212	445,200

Total Options Purchased - Puts (cost $2,302,821)		785,971

	Shares
INVESTMENT COMPANIES - 0.1%
Vanguard MSCI Emerging Markets ETF (cost $387,707)	10,680	426,666

SHORT-TERM INVESTMENTS - 26.6%
Investment Companies - 26.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.14% (h) (cost $111,711,541)	111,711,541	111,711,541

	Principal Amount (000)
U.S. Treasury Bill - 0.5%
U.S. Treasury Bill
Zero Coupon, 8/02/12-8/30/12 (b) (cost $1,999,801)	$2,000	1,999,801

Total Short-Term Investments (cost $113,711,342)		113,711,342

Total Investments - 97.4% (cost $405,870,867) (i)		417,255,170
Other assets less liabilities - 2.6% (j)		11,315,288

Net Assets - 100.0%		$428,570,458

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	9	September 2012	$936,833	$934,276	$(2,557)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index Futures	47	September 2012	$1,300,602	$1,341,239	$40,637
FTSE 100 Index Futures	26	September 2012	2,203,194	2,248,962	45,768
Hang Seng Index Futures	4	July 2012	486,128	501,395	15,267
MSCI Emerging Market Mini Futures	70	September 2012	3,163,391	3,306,450	143,059
Russell 2000 Mini Index Futures	19	September 2012	1,486,683	1,511,260	24,577
S&P 500 E Mini Index Futures	1,142	September 2012	74,794,083	77,450,440	2,656,357
S&P Mid Cap 400 E Mini Index Futures	20	September 2012	1,870,546	1,879,000	8,454
S&P TSE 60 Index Futures	9	September 2012	1,161,949	1,169,355	7,406
Topix Index Futures	23	September 2012	2,004,273	2,212,673	208,400
Sold Contracts
U.S. T-Bond 30 Yr Futures	118	September 2012	17,336,590	17,460,313	(123,723)
U.S. T-Note 2 Yr Futures	49	September 2012	10,793,289	10,789,188	4,101
U.S. T-Note 5 Yr Futures	207	September 2012	25,617,667	25,661,531	(43,864)
U.S. T-Note 10 Yr Futures	618	September 2012	81,919,095	82,425,750	(506,655)

					$2,477,227

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America NA:
Euro settling 8/14/12	1,820	$2,307,087	$2,304,042	$(3,045)
Swiss Franc settling 8/14/12	1,496	1,580,360	1,577,724	(2,636)
Citibank NA:
Australian Dollar settling 8/14/12	1,310	1,311,732	1,335,501	23,769
Credit Suisse London Branch (GFX):
Canadian Dollar settling 8/14/12	1,855	1,847,242	1,820,339	(26,903)
Great British Pound settling 8/14/12	2,339	3,676,300	3,662,834	(13,466)
Deutsche Bank AG London:
Great British Pound settling 8/14/12	2,299	3,696,937	3,600,195	(96,742)
Japanese Yen settling 8/14/12	287,072	3,592,779	3,593,424	645
Swiss Franc settling 8/14/12	1,053	1,142,352	1,110,523	(31,829)
Goldman Sachs International:
Australian Dollar settling 8/14/12	3,076	3,118,571	3,135,878	17,307
Royal Bank of Canada:
Canadian Dollar settling 8/14/12	3,614	3,544,760	3,546,472	1,712
Sale Contracts
Citibank NA:
Australian Dollar settling 8/14/12	1,415	1,378,394	1,442,545	(64,151)
Euro settling 8/14/12	2,802	3,564,954	3,547,212	17,742
Great British Pound settling 8/14/12	3,341	5,274,570	5,231,949	42,621
Credit Suisse London Branch (GFX):
Euro settling 8/14/12	1,412	1,838,664	1,787,531	51,133
Swiss Franc settling 8/14/12	3,364	3,561,031	3,547,769	13,262

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International:
Australian Dollar settling 8/14/12	2,218	$2,184,886	$2,261,177	$(76,291)
Royal Bank of Canada:
Canadian Dollar settling 8/14/12	1,855	1,822,053	1,820,339	1,714
Royal Bank of Scotland PLC:
Canadian Dollar settling 8/14/12	2,208	2,158,316	2,166,743	(8,427)
State Street Bank & Trust Co.:
Canadian Dollar settling 8/14/12	318	312,558	312,058	500
UBS AG:
Euro settling 8/14/12	2,849	3,630,472	3,606,711	23,761
Swiss Franc settling 8/14/12	926	982,650	976,586	6,064

				$(123,260)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
DAX Index (f)	290	EUR 5,100.00	September 2012	(46,792)
S&P 500 Index (g)	212	$1,075.00	September 2012	(79,500)

(premium received $511,762)				$(126,292)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI Daily TR Net Ex USA USD	40,112	0.37%	$6,369	5/15/13	Deutsche Bank AG	$(271,909)
Receive	MSCI Daily TR Gross Ex USA USD	1,805	0.54%	803	7/16/12	Goldman Sachs International	(99,107)
Receive	MSCI Daily TR Gross Ex USA USD	19,068	0.66%	7,420	12/17/12	JPMorgan Chase Bank, NA	37,276

							$(333,740)

(a)	When-Issued or delayed delivery security.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,772,127.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the market value of this security amounted to $470,160 or 0.1% of net assets.
(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	Non-income producing security.

(f)	One contract relates to 5 shares.
(g)	One contract relates to 100 shares.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,932,648 and gross unrealized depreciation of investments was $(1,548,345), resulting in net unrealized appreciation of $11,384,303.
(j)	An amount of U.S. 5,927,401 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2012.

As of June 30, 2012, the Fund held 9.2% of net assets in insured bonds (of this amount 12.3% represents the Fund's holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviations:

EUR	-	Euro

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
COP	-	Certificate of Participation
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
GO	-	General Obligation
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	– 0	–	264,149,724		2,398,064		266,547,788
Short-Term Municipal Notes	– 0	–	10,000,000		– 0	–	10,000,000
Corporates - Investment Grades	– 0	–	15,129,804		– 0	–	15,129,804
Agencies	– 0	–	10,653,599		– 0	–	10,653,599
Options Purchased - Puts	– 0	–	785,971		– 0	–	785,971
Investment Companies	426,666		– 0	–	– 0	–	426,666
Short-Term Investments:
Investment Companies	111,711,541		– 0	–	– 0	–	111,711,541
U.S. Treasury Bills	– 0	–	1,999,801		– 0	–	1,999,801

Total Investments in Securities	112,138,207		302,718,899		2,398,064		417,255,170
Other Financial Instruments*:
Assets:
Futures Contracts	3,154,026		– 0	–	– 0	–	3,154,026
Forward Currency Exchange Contracts	– 0	–	200,230		– 0	–	200,230
Total Return Swap Contracts	– 0	–	37,276		– 0	–	37,276
Liabilities:
Futures Contracts	(676,799)		– 0	–	– 0	–	(676,799)
Forward Currency Exchange Contracts	– 0	–	(323,490)		– 0	–	(323,490)
Put Options Written	– 0	–	(126,292)		– 0	–	(126,292)
Total Return Swap Contracts	– 0	–	(371,016)		– 0	–	(371,016)

Total	$114,615,434		$302,135,607		$2,398,064		$419,149,105

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Total
Balance as of 9/30/11	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		3,021			3,021
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		15,055			15,055
Purchases		945,000			945,000
Sales		– 0	–		– 0	–
Transfers in to Level 3		1,434,988			1,434,988
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 6/30/12		$2,398,064			$2,398,064

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12		$15,055			$15,055

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 65.2%
Long-Term Municipal Bonds - 65.2%
New York - 46.8%
Albany Cnty NY Arpt Auth
AGM Series 2010A
5.00%, 12/15/22-12/15/23	$3,555	$4,027,417
Buffalo NY GO
Series 2011A
4.00%, 12/01/13	4,280	4,480,903
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/15	2,780	3,094,418
NPFGC-RE Series 06A
5.00%, 12/01/19	1,335	1,514,851
Metropolitan Trnsp Auth NY
Series 2011C
5.00%, 11/15/25	6,505	7,496,622
Series B
5.00%, 11/15/15	130	147,467
Series B-1-REMK
5.00%, 11/15/15	1,400	1,588,104
AMBAC
5.50%, 11/15/16	1,730	2,054,859
Nassau Cnty NY GO
3.00%, 10/01/12	2,610	2,624,277
4.00%, 10/01/13	2,090	2,171,991
5.00%, 4/01/20	2,050	2,435,482
New York NY GO
5.00%, 8/01/13-8/01/16	9,120	10,132,690
Series 2010B
5.00%, 8/01/19	1,275	1,548,551
Series 2010H-2
5.00%, 6/01/19	1,220	1,477,713
Series 2012I
5.00%, 8/01/16	2,430	2,821,133
AMBAC
5.00%, 8/01/15	2,860	3,229,398
New York NY IDA
(Terminal One Group Assn)
5.50%, 1/01/14	1,070	1,124,827
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	8,070	9,536,077
Series FF
5.00%, 6/15/25	500	591,135
New York NY Trnsl Fin Auth
5.00%, 11/01/13-11/01/18	15,055	16,945,212
Series 2010I-2
5.00%, 11/01/19 (a)	2,000	2,466,480
Series 2011D-1
3.00%, 11/01/13	1,500	1,553,400
New York St Dormitory Auth
(Fordham Univ)
Series 2011B
5.00%, 7/01/41	5,000	5,660,600
New York St Dormitory Auth
(Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	645	737,641

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth
(New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/13	$3,150	$3,227,679
New York St Dormitory Auth
(New York St Lease Svc Contract)
5.00%, 7/01/13	2,205	2,304,556
Series 2009 A
5.00%, 7/01/24	3,440	3,933,778
New York St Dormitory Auth
(New York St Pers Income Tax)
5.00%, 2/15/13-3/15/18	9,955	11,178,623
New York St Envrn Fac Corp.
(New York St SRF)
3.00%, 8/15/12	7,285	7,308,021
New York St Loc Gov Asst Corp.
5.00%, 4/01/13-4/01/16	5,910	6,589,021
Series 2011A
5.00%, 4/01/14	2,000	2,159,260
New York St Thruway Auth
(New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/25	4,500	5,332,410
New York St Thruway Auth
(New York St Thruway Auth Ded Tax)
Series 2011A
4.00%, 4/01/13	3,335	3,426,746
AGM Series 5B
5.00%, 4/01/14	3,910	4,211,383
AMBAC Series 2005B
5.50%, 4/01/20	2,400	3,013,104
New York St UDC
(New York St Pers Income Tax)
Series 2011A
5.00%, 3/15/15	3,000	3,351,390
New York State Dormitory Authority
(New York St Pers Income Tax)
Series 2012A
5.00%, 12/15/25	1,970	2,364,059
Oyster Bay NY GO
3.00%, 8/15/12	5,100	5,112,444
Port Authority of NY & NJ
NPFGC-RE
5.00%, 12/01/13	3,100	3,291,952
XLCA
5.00%, 10/01/19	1,000	1,116,330
Schenectady Cnty NY Cap Res
(Ellis Hospital)
1.75%, 2/15/18	2,000	1,999,980
Tobacco Settlement Fin Corp. NY
(New York St Lease Tobacco Asset Sec)
5.00%, 6/01/14	3,250	3,523,097
Triborough Brdg & Tunl Auth NY
4.00%, 11/15/12	3,585	3,633,863
NPFGC
5.50%, 11/15/20	5,200	6,535,516
Troy Res Corp.
(Rensselaer Polytechnic Institute)
Series 2010B

	Principal Amount (000)	U.S. $ Value
5.00%, 9/01/19-9/01/20	$1,540	$1,811,422
Westchester Cnty Hlth Care Corp. NY
Series 2010B
5.00%, 11/01/13	1,520	1,600,256

		176,486,138

Arizona - 0.8%
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/22	2,575	2,982,005

California - 0.6%
California Statewide CDA (California General Fund Obl)
4.00%, 6/15/13	2,300	2,379,304
Series 2009
5.00%, 6/15/13	100	104,390

		2,483,694

Colorado - 1.3%
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.75%, 11/15/20	3,150	3,851,474
Regional Trnsp Dist Co. (Denver Transit Partners)
5.375%, 7/15/25	1,100	1,220,494

		5,071,968

District of Columbia - 0.6%
Metro Washington Arpt Auth VA
5.00%, 10/01/21	2,100	2,463,027

Florida - 3.1%
Broward Cnty FL Sch Brd COP
5.00%, 7/01/18	3,500	4,068,400
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/13-6/01/16	2,155	2,325,959
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/18	170	203,204
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	1,885	2,154,461
Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010B
5.00%, 10/01/12	450	454,793
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/17	1,710	1,930,282
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (b)	400	422,616

		11,559,715

	Principal Amount (000)	U.S. $ Value
Georgia - 1.0%
Appling Cnty Dev Auth GA (Oglethorpe Power Corp.)
2.50%, 1/01/38	$3,600	$3,642,048

Illinois - 1.6%
Illinois Finance Auth (Greenfields of Geneva)
Series 2010C
6.25%, 2/15/16	425	425,306
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/18	475	491,649
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	395	398,207
Illinois GO
5.00%, 8/01/15	2,320	2,537,245
Series 2010
5.00%, 1/01/18	160	179,350
Illinois Sales Tax
Series 2010
5.00%, 6/15/20	1,685	2,065,692

		6,097,449

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	500	343,510

New Jersey - 0.8%
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.00%, 1/01/26	2,555	3,061,043

Pennsylvania - 1.6%
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	1,200	1,209,168
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.25%, 9/01/23	200	224,636
Pittsburgh-Allegheny PA Sprts-Exhib Auth (Pittsburgh-Allegheny Cnty PA Hotel Tax)
AGM
5.00%, 2/01/24	4,000	4,463,320

		5,897,124

Puerto Rico - 4.7%
Puerto Rico Elec Pwr Auth
5.50%, 7/01/16-7/01/18	5,350	6,098,585
Series 2003NN
5.50%, 7/01/20	1,660	1,904,584
Series 2010ZZ
5.00%, 7/01/19	720	803,448
5.25%, 7/01/22	705	786,688

	Principal Amount (000)	U.S. $ Value
Puerto Rico GO
Series 2012A
5.00%, 7/01/20	$1,340	$1,456,634
Series A
5.00%, 7/01/30 (Pre-refunded/ETM)	675	675,000
NPFGC
5.50%, 7/01/16	1,945	2,178,556
Puerto Rico Hwy & Trnsp Auth
Series 02D
5.375%, 7/01/36 (Pre-refunded/ETM)	1,125	1,125,000
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.00%, 7/01/28	585	585,000
5.75%, 7/01/20	1,715	1,916,015
XLCA
5.25%, 7/01/13	100	104,161

		17,633,671

Tennessee - 1.0%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
4.00%, 7/01/13	3,595	3,696,882

Texas - 0.5%
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42	1,875	1,882,106

Washington - 0.7%
Port of Seattle WA
5.00%, 2/01/21	2,300	2,677,499

Total Municipal Obligations (cost $236,476,445)		245,977,879

CORPORATES - INVESTMENT GRADES - 2.5%
Financial Institutions - 1.6%
Banking - 1.3%
Bank of New York Mellon Corp. (The)
1.70%, 11/24/14	1,250	1,271,060
Capital One Financial Corp.
2.125%, 7/15/14	620	625,278
Citigroup, Inc.
2.65%, 3/02/15	1,212	1,211,852
Goldman Sachs Group, Inc. (The)
5.50%, 11/15/14	584	616,798
JPMorgan Chase & Co.
1.875%, 3/20/15	1,275	1,274,014

		4,999,002

Finance - 0.3%
General Electric Capital Corp.
5.90%, 5/13/14	1,150	1,249,182

		6,248,184

	Principal Amount (000)	U.S. $ Value
Industrial - 0.7%
Communications - Telecommunications - 0.3%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	$1,225	$1,311,402

Consumer Cyclical - Automotive - 0.2%
Daimler Finance North America LLC
6.50%, 11/15/13	610	653,886

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
1.25%, 2/27/15	640	641,593

		2,606,881

Utility - 0.2%
Electric - 0.2%
Exelon Generation Co. LLC
5.35%, 1/15/14	587	621,777

Total Corporates - Investment Grades (cost $9,482,396)		9,476,842

AGENCIES - 0.8%
Other - 0.8%
Federal Home Loan Banks
1.75%, 8/22/12 (cost $3,255,024)	3,250	3,257,215

	Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Options on Equity Indices - 0.2%
DAX Index
Expiration: Sep 2012, Exercise Price: $ 6,100.00 (c) (d)	252	255,842
S&P 500 Index
Expiration: Jul 2012, Exercise Price: $ 1,275.00 (c) (e)	156	40,170
S&P 500 Index
Expiration: Sep 2012, Exercise Price: $ 1,275.00 (c) (e)	183	384,300

Total Options Purchased (cost $1,992,561)		680,312

	Shares
INVESTMENT COMPANIES - 0.1%
Vanguard MSCI Emerging Markets ETF (cost $187,315)	5,390	215,331

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 28.4%
Investment Companies - 28.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.14% (f) (cost $106,274,058)	106,274,058	$106,274,058

	Principal Amount (000)
U.S. Treasury Bill - 0.2%
U.S. Treasury Bill
0.01%, 8/16/12 (a) (cost $699,916)	700	699,916

Total Short-Term Investments (cost $106,973,974)		106,973,974

Total Investments - 97.2% (cost $358,367,715) (g)		366,581,553
Other assets less liabilities - 2.8% (h)		10,523,959

Net Assets - 100.0%		$377,105,512

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	8	September 2012	$832,741	$830,468	$(2,273)
Euro Stoxx 50 Index Futures	41	September 2012	1,134,163	1,170,017	35,854
FTSE 100 Index Futures	24	September 2012	2,033,718	2,075,965	42,247
Hang Seng Index Futures	3	July 2012	364,596	376,047	11,451
MSCI Emerging Market Mini Futures	62	September 2012	2,801,860	2,928,570	126,710
Russell 2000 Mini Index Futures	17	September 2012	1,330,190	1,352,180	21,990
S&P 500 E Mini Index Futures	1,005	September 2012	65,821,457	68,159,100	2,337,643
S&P Mid Cap 400 E Mini Index Futures	18	September 2012	1,683,492	1,691,100	7,608
S&P TSE 60 Index Futures	8	September 2012	1,032,843	1,039,426	6,583
Topix Index Futures	21	September 2012	1,829,988	2,020,266	190,278
Sold Contracts
U.S. T-Bond 30 Yr Futures	102	September 2012	14,985,866	15,092,813	(106,947)
U.S. T-Note 10 Yr Futures	511	September 2012	67,735,692	68,154,625	(418,933)
U.S. T-Note 2 Yr Futures	26	September 2012	5,727,051	5,724,875	2,176

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 5 Yr Futures	192	September 2012	23,761,255	$23,802,000	$(40,745)

					$2,213,642

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America NA:
Euro settling 8/14/12	1,521	$1,928,065	$1,925,520	$(2,545)
Swiss Franc settling 8/14/12	1,289	1,361,687	1,359,416	(2,271)
Citibank NA:
Australian Dollar settling 8/14/12	1,116	1,117,475	1,137,724	20,249
Credit Suisse London Branch (GFX):
Canadian Dollar settling 8/14/12	1,574	1,567,417	1,544,590	(22,827)
Great British Pound settling 8/14/12	2,119	3,330,517	3,318,318	(12,199)
Deutsche Bank AG London:
Great British Pound settling 8/14/12	1,991	3,201,597	3,117,872	(83,725)
Japanese Yen settling 8/14/12	239,780	3,002,389	3,001,446	(943)
Swiss Franc settling 8/14/12	902	978,539	951,274	(27,265)
Goldman Sachs International:
Australian Dollar settling 8/14/12	2,723	2,760,686	2,776,006	15,320
Royal Bank of Canada:
Canadian Dollar settling 8/14/12	2,238	2,195,123	2,196,183	1,060
Canadian Dollar settling 8/14/12	961	942,588	943,043	455
Sale Contracts
Citibank NA:
Australian Dollar settling 8/14/12	1,231	1,199,154	1,254,963	(55,809)
Euro settling 8/14/12	2,438	3,101,841	3,086,403	15,438
Great British Pound settling 8/14/12	2,931	4,627,287	4,589,896	37,391
Credit Suisse London Branch (GFX):
Euro settling 8/14/12	1,315	1,712,354	1,664,734	47,620
Swiss Franc settling 8/14/12	2,961	3,134,427	3,122,754	11,673
Goldman Sachs International:
Australian Dollar settling 8/14/12	1,892	1,863,752	1,928,830	(65,078)
Royal Bank of Canada:
Canadian Dollar settling 8/14/12	1,574	1,546,044	1,544,590	1,454
Royal Bank of Scotland PLC:
Canadian Dollar settling 8/14/12	1,921	1,877,774	1,885,106	(7,332)
State Street Bank & Trust Co.:
Canadian Dollar settling 8/14/12	317	311,575	311,076	499
UBS AG:
Euro settling 8/14/12	2,450	3,122,028	3,101,595	20,433
Swiss Franc settling 8/14/12	771	818,167	813,118	5,049

				$(103,353)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
DAX Index (e)	252	$5,100.00	September 2012	$(40,660)
S&P 500 Index (e)	183	$1,075.00	September 2012	$(68,625)

(premium received $442,510)				$(109,285)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI Daily TR Gross Ex USA USD	35,393	0.37%	$5,620	5/15/13	Deutsche Bank AG	$(239,920)
Receive	MSCI Daily TR Gross Ex USA USD	62	0.54%	28	7/16/12	Goldman Sachs International	(3,404)
Receive	MSCI Daily TR Gross Ex USA USD	18,139	0.66%	7,058	12/17/12	JPMorgan Chase Bank, N.A.	35,460

							$(207,864)

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $890,000.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the market value of this security amounted to $422,616 or 0.1% of net assets.
(c)	Non-income producing security.
(d)	One contract relates to 5 shares.
(e)	One contract relates to 100 shares.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,550,275 and gross unrealized depreciation of investments was $(1,336,437), resulting in net unrealized appreciation of $8,213,838.
(h)	An amount of U.S. $5,184,758 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2012.

As of June 30, 2012, the Fund held 10.8% of net assets in insured bonds (of this amount 0.0% represents the Fund's holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency

NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SRF	-	State Revolving Fund
UDC	-	Urban Development Corporation
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$245,154,366		$823,513		$245,977,879
Corporates—Investment Grades		– 0	–	9,476,842		– 0	–	9,476,842
Agencies		– 0	–	3,257,215		– 0	–	3,257,215
Options Purchased—Puts		– 0	–	680,312		– 0	–	680,312
Investment Companies		215,331		– 0	–	– 0	–	215,331
Short-Term Investments:
Investment Companies		106,274,058		– 0	–	– 0	–	106,274,058
U.S. Treasury Bill		– 0	–	699,916		– 0	–	699,916

Total Investments in Securities		106,489,389		259,268,651		823,513		366,581,553
Other Financial Instruments* :
Assets:
Futures Contracts		2,782,540		– 0	–	– 0	–	2,782,540
Forward Currency Exchange Contracts		– 0	–	176,641		– 0	–	176,641
Total Return Swap Contracts		– 0	–	35,460		– 0	–	35,460
Liabilities:
Futures Contracts		(568,898)		– 0	–	– 0	–	(568,898)
Forward Currency Exchange Contracts		– 0	–	(279,994)		– 0	–	(279,994)
Put Options Written		– 0	–	(109,285)				(109,285)
Total Return Swap Contracts		– 0	–	(243,324)		– 0	–	(243,324)

Total		$108,703,031		$258,848,149		$823,513		$368,374,693

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Total
Balance as of 9/30/11	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		1,630			1,630
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		930			930
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		820,953			820,953
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 6/30/12		$823,513			$823,513

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/12		$930			$930

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund, Inc.

By:	/s/ Dianne F. Lob
Dianne F. Lob
President

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dianne F. Lob
Dianne F. Lob
President

Date:	August 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 23, 2012